                                                        Registration No. 333-121449
                                                                 File No. 811-21686

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.     __                                   [X]

      Post-Effective Amendment No. __1__                                 [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   3                                                    [X]

------------------------------------------------------------------------------
                         OPPENHEIMER PORTFOLIO SERIES
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center-225 Liberty Street - New York, New York 10281-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[ X ] On May 31, 2006 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

Oppenheimer
Portfolio Series

Prospectus dated May 31, 2006            This    Prospectus    describes    four
                                         portfolios    which    make    up   the
                                         Oppenheimer Portfolio Series.

                                         Conservative   Investor   Fund,   which
                                         seeks  current  income with a secondary
                                         objective   of   long-term   growth  of
                                         capital.

                                         Moderate  Investor  Fund,  which  seeks
                                         long-term   growth   of   capital   and
                                         current income.

                                         Aggressive  Investor Fund,  which seeks
                                         long-term growth of capital.

                                         Active  Allocation  Fund,  which  seeks
                                         long-term  growth  of  capital,  with a
                                         secondary objective of current income.

                                         This  Prospectus   contains   important
As with all mutual funds, the            information   about  each   Portfolio's
Securities and Exchange Commission has   objectives,  its  investment  policies,
not approved or disapproved the Fund's   strategies and risks.  It also contains
securities nor has it determined that    important  information about how to buy
this Prospectus is accurate or           or sell  shares of the  Portfolios  and
complete. It is a criminal offense to    other  account  features.  Please  read
represent otherwise.                     this  Prospectus  carefully  before you
                                         invest   and   keep   it   for   future
                                         reference about your account.
                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

            Overview

            ABOUT THE PORTFOLIOS

            Conservative Investor Fund
               Main Risks of Investing in the Portfolio
            Moderate Investor Fund
               Main Risks of Investing in the Portfolio
            Aggressive Investor Fund
               Main Risks of Investing in the Portfolio
            Active Allocation Fund
               Main Risks of Investing in the Portfolio

            About the Portfolios' Investments
            How the Portfolios are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights

Overview

This Prospectus describes  Oppenheimer Portfolio Series (the "Fund"). The Fund
consists   of   four   asset   allocation   portfolios,   each   with   unique
characteristics  and risk  profiles.  They are:  Conservative  Investor  Fund,
Moderate Investor Fund,  Aggressive  Investor Fund, and Active Allocation Fund
(each, a "Portfolio," and collectively,  the  "Portfolios"),  each of which is designed to achieve an allocation  of assets among  different  asset  classes.
Each  Portfolio  is a special  type of mutual  fund known as a "fund of funds"
because it invests in other mutual funds.

Each   Portfolio   normally   invests   in  a   portfolio   consisting   of  a
target-weighted  allocation in Class A or Class Y shares of other  Oppenheimer funds,  referred  to as  "Underlying  Funds,"  within  the  parameters  listed below.  No  Portfolio  will  invest  more  than 35% of its net  assets  in any single  Underlying  Fund.  Active  Allocation Fund may invest up to 20% of its net assets in a tactical  allocation among two to four additional  Oppenheimer
funds  or  money  market   securities   based  on   recommendations   made  by
OppenheimerFunds,   Inc.,  the  Fund's  investment  manager  (the  "Manager").
"Tactical  allocation" as used in this  Prospectus,  refers to a strategy that involves  adjusting  the  asset  mix to take  advantage  of  temporary  market conditions that may present opportunities.

The allocations to individual  Underlying  Funds are determined by the Manager so as to best meet the  investment  objective of each  Portfolio.  The Manager monitors  the  Underlying  Fund  selections  to ensure that they adhere to the asset  allocations  over time, and  periodically  rebalances each  Portfolio's investments  in the  Underlying  Funds to bring them back within  their target weightings.  In  response  to  changing  market or  economic  conditions,  the
Manager may change the asset class  allocations,  or the  Underlying  Funds or their target weightings at any time,  without prior approval from or notice to shareholders.  The Manager  will  allocate  the  Portfolio's  assets among the
Underlying  Funds to assure broad  diversification  within the  guidelines  of each Portfolio's  investment objective.  This diversification will be achieved by  selecting  funds with  different  investment  guidelines  and styles.  The
Manager will look to diversify both  domestically and  internationally,  among different  investment styles and market  capitalizations.  The following table identifies  the target  allocation  for each of the Portfolios in terms of the broad asset classes.  This Prospectus will describe which Underlying Funds the
Manager will use to achieve these targets.

                  Conservative      Moderate       Aggressive     Active
                  Investor Fund     Investor Fund  Investor Fund  Allocation
Fund

U.S. Equity              15%             35%          70%            40%
International Equity             5                   10                 30
   15
Fixed Income                   70                    45                   0
   20
Other                    10                    10                   0
     5
Active Allocation                0                     0                  0
   20

For temporary periods, a Portfolio may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest funds received from purchases of Portfolio shares or from redemptions of other investments.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolios invest has its own investment risks, and those risks can affect the value of each Portfolio's investments and therefore the value of the Portfolio's shares.  The Prospectuses and Statements of Additional
Information of the Underlying Funds are available without charge upon request by contacting OppenheimerFunds Services toll free at 1.800.CALL OPP
(225.5677), or certain documents can be downloaded on the OppenheimerFunds,
Inc. website at www.oppenheimerfunds.com.  Appendix A lists the investment objective and principal investments of each of the Underlying Funds.  The risks of those investments are described in this Prospectus.

                          Conservative Investor Fund

ABOUT THE PORTFOLIOS

Conservative Investor Fund

WHAT ARE THE PORTFOLIO'S  INVESTMENT  OBJECTIVES?  The  Conservative  Investor
Fund  ("Portfolio")  seeks  current  income  with  a  secondary  objective  of long-term growth of capital.

WHAT DOES THE  PORTFOLIO  MAINLY INVEST IN? The Portfolio is a special type of mutual  fund known as a "fund of funds"  because  it  invests in other  mutual
funds.   Under  normal  market   conditions,   the  Manager  will  invest  the
Portfolio's  assets in shares of the  Underlying  Funds listed below.  "Normal market  conditions"  are when securities  markets and economic  conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio  currently  seeks to achieve its  objectives  by allocating  its assets to Underlying Funds to seek to obtain the following target  weightings:
fixed  income,   70%  of  net  assets;   U.S.  equity,   15%  of  net  assets;
international  equity,  5% of net assets;  and other asset classes  (which may include  real estate  securities,  commodities,  real  assets,  cash,  or cash equivalents  which are  securities  not  generally  defined as equity or fixed income), 10% of net assets.

Underlying Funds - Conservative
Investor Fund
-----------------------------------------
-----------------------------------------

-----------------------------------------
-----------------------------------------
Oppenheimer Core Bond Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Capital Appreciation Fund
-----------------------------------------
-----------------------------------------

Oppenheimer Champion Income Fund

-----------------------------------------
-----------------------------------------
Oppenheimer Global Fund
-----------------------------------------
-----------------------------------------
Oppenheimer High Yield Fund
-----------------------------------------
-----------------------------------------
Oppenheimer International Bond Fund
-----------------------------------------
-----------------------------------------

Oppenheimer Limited-Term Government Fund

-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Real Asset Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Real Estate Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? Under normal market conditions, the Manager seeks to achieve the Portfolio's objectives by allocating the Portfolio's assets mainly among shares of the Underlying Funds listed above according to the asset class targets described above.

WHO IS THE PORTFOLIO DESIGNED FOR?  The Portfolio is designed primarily for investors seeking relative stability and current income.  The Portfolio may be an appropriate

investment for you if you want a professionally managed and diversified portfolio.  While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.

CAN THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The
Portfolio's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.
Shareholders will receive at least 60 days advance notice of changes in the
Portfolio's investment objective or principal investment strategies. The
Portfolio's investment objective and certain policies are not fundamental policies. The investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Main Risks of Investing in the Portfolio

All investments have risks to some degree. The share prices of the
Portfolio's shares generally change daily based on the values of the
Underlying Funds' investments which are subject to a number of factors described below. There is also the risk that poor security selection by the
Underlying Funds' investment Manager, may cause the Portfolio to underperform other funds having similar objectives.

ALLOCATION RISK.  The Portfolio's ability to achieve its investment objectives depends upon the Manager's skill in selecting the best mix of
Underlying Funds.  There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET RISK. The value of the securities in which the Underlying  Funds invest may  decline due to  changing  economic,  political  or market  conditions  or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Portfolio's investment.  In addition, there is no guarantee that the
Underlying Funds will achieve their investment objectives.  The Underlying
Funds may change their investment objectives or policies without the approval of the Portfolio.  If an Underlying Fund were to change its investment objective or policies, the Portfolio may be forced to sell its shares of the
Underlying Fund at a disadvantageous time.

SPECIAL RISKS OF DEBT SECURITIES.  Some of the Underlying Funds may invest in debt securities.  The mix of equities and debt securities in an Underlying
Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  An Underlying Fund's investments in debt securities may include securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the
Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.
CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks.  Securities of U.S.
government-sponsored entities are not backed by the full faith and credit of the U.S. government.  Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, an Underlying Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.  Some of the
Underlying Funds may purchase lower-grade, high-yield debt securities of U.S.
and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests and "structured" notes described below, and asset-backed securities, among others.  Some of the Underlying Funds may invest in securities rated as low as "C" or "D" or which include high-yield bonds commonly called "junk bonds," and may be in default at the time the
Underlying Funds buy them. While securities rated "Baa" by Moody's or "BBB"
by S&P are considered "investment grade," they have some speculative characteristics.  Some Underlying Funds may invest in debt securities of issuers in both developed and emerging markets throughout the world.

o     Special Risks of  Lower-Grade  Securities.  Because an  Underlying  Fund
      may invest in securities  below  investment-grade,  the Underlying
      Fund's  credit  risks will be greater than those of funds that buy only  investment-grade  securities.  Those are loans or securities rated below BBB- by Standard & Poor's Rating  Services  ("S&P") or
      Baa3 by Moody's Investors Service,  Inc., ("Moody's") or that have
      comparable  ratings  by  another  rating   organization,   or,  if
      unrated,  that are  considered  by the Manager to be of comparable quality.  Lower-grade  debt  securities  may be subject to greater market  fluctuations  and  greater  risks  of loss of  income  and principal than investment-grade  debt securities.  Securities that
      are  (or  that  have  fallen)  below   investment   grade  include
      high-yield  bonds,  commonly  called "junk bonds," and are exposed to a  greater  risk that the  issuers  of those  securities  might default  and not meet  their  debt  obligations.  These  risks can reduce the Underlying Fund's share price and the income it earns.

      While   investment-grade   securities  are  subject  to  risks  of
      non-payment of interest and principal,  generally, higher yielding lower-grade  bonds,  whether rated or unrated,  have greater risks than  investment-grade  securities.  The  market  for  lower-grade
      securities  may  be  less  liquid,   especially  during  times  of
      economic  distress,  and therefore  they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times, the Underlying Funds may buy longer-term debt securities.
When the average duration of an Underlying Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. An Underlying
Fund may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. An Underlying Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of an
Underlying Fund's investments. Also, if interest rates fall, an Underlying
Fund's investments in new securities at lower yields will reduce the
Underlying Fund's income.

PREPAYMENT RISK. Mortgage-related securities are subject to the risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to pay the principal to the Underlying Fund prior to the security's expected maturity.  An Underlying Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income. Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  If the Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the
Underlying Fund to lose a portion of its principal investment represented by the premium.

      If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of short- or medium-term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Underlying Fund's shares, to fluctuate more and to fall.

RISKS OF USING DERIVATIVE INVESTMENTS.  An Underlying Fund may use
derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives an Underlying Fund may use.

      If the issuer of the derivative does not pay the amount due, an
Underlying Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, an Underlying Fund's share prices could fall and the Underlying Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price. The Underlying Funds have limits on the amount of certain types of derivatives they can hold. However, using derivatives can cause the Underlying Fund to lose money on its investments and/or increase the volatility of its share prices.

      SPECIAL RISKS OF HYBRID OR DERIVATIVE INVESTMENTS.  Some of the
Underlying Funds may invest in hybrid or derivative investments.  In general terms, a hybrid instrument is a derivative investment, which is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, index or commodity.

      The commodity-linked structured notes and futures contracts in which some of the Underlying Funds may invest are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value.  Because the performance of these notes is linked to the performance of the underlying commodity prices, these investments are subject to "market risks" that relate to the movements of prices in the commodity markets. They may be subject to additional special risks that do not affect traditional equity and debt securities:

o     Risk of loss of interest.  If payment of interest on a  structured  note or other hybrid  instrument is linked to the value of a particular commodity,  futures  contract,  index or other economic  variable, the  Underlying  Fund might not  receive all (or a portion) of the interest due on its  investment if there is a loss of value of the underlying investment.
o     Risk of  loss  of  principal.  To the  extent  that  the  amount  of the principal  to be repaid upon  maturity is linked to the value of a particular  commodity,  futures contract,  index or other economic variable,  the Underlying  Fund might not receive all or a portion of the principal at maturity of the  investment.  At any time, the risk  of  loss  associated  with a  particular  instrument  in the
      Underlying  Fund's portfolio may be significantly  higher than 50%
      of the value of the investment.
o     Lack of secondary  market.  A liquid  secondary market may not exist for the specially  created  hybrid  instruments  the  Underlying  Fund buys,  which may make it  difficult  for this  Underlying  Fund to sell them at an acceptable price or to accurately value them.
o     Risk  of  greater   volatility.   The  value  of  the   commodity-linked
      derivative  investments  the  Underlying  Fund buys may  fluctuate significantly because the values of the underlying  investments to
      which  they  are  linked  are   themselves   extremely   volatile.
      Additionally,  economic  leverage will increase the  volatility of these  hybrid  instruments  as they may  increase  or  decrease in value more quickly than the underlying  commodity,  index, futures contract, or other economic variable.

      If the portfolio manager(s) of an Underlying Fund uses a derivative instrument at the wrong time or judges market conditions incorrectly, the strategies may result in a significant loss to the Underlying Fund and reduce the Underlying Fund's return.  The Underlying Fund could also experience losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments.

      Interest rate and stock market changes in the U.S. and abroad may influence the performance of derivatives. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to. If that happens, the
Underlying Fund's share price could decline.

HEDGING RISK. Some of the Underlying Funds can use hedging instruments, such as options, futures and swaps to hedge against declines in the value of its portfolio investments, as well as to seek greater returns. There are special risks in particular hedging strategies that these Underlying Funds might use.
For example, if a covered call written by the Underlying Fund is exercised on an investment that has increased in value above the call price, the
Underlying Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price.  In writing a put, there is a risk that the Underlying Fund may be required to buy the underlying security at a disadvantageous price if the market value is below the put price.

RISKS OF LEVERAGE. Some derivatives an Underlying Fund may buy involve a degree of leverage. For example, a hybrid instrument linked to the value of a commodity index may return income calculated as a multiple of the price movement of the underlying index.

      Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. Economically leveraged hybrid instruments can increase the gain or the loss associated with changes in the value of an underlying commodity, index, futures contract or other economic variable.  The Underlying Funds have limits on the leverage ratio of hybrid investments bought as well as on overall economic leverage in its portfolio.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that an Underlying
Fund invests in equity securities, the value of the Underlying Fund's portfolio will be affected by changes in the stock markets. Market risk can affect an Underlying Fund's net asset value per share, which will fluctuate as the values of the Underlying Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  Also, stocks of small and medium-size companies may have more volatile prices than stocks of large companies.

RISKS OF INDUSTRY FOCUS.  At times, an Underlying Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that an Underlying Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

RISKS OF GROWTH INVESTING.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. That means an Underlying Fund could have greater difficulty selling a security of a smaller company at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying
Fund. Also, it may take a substantial period of time before an Underlying
Fund realizes a gain on its

investment in a small-cap company if it realizes any gain at all.

RISKS OF INVESTING IN SMALL-CAP STOCKS.  Some of the Underlying Funds may
focus their investments in stocks of small-cap companies (as defined in the
Underlying Fund's prospectus). Small-cap growth companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means an Underlying Fund could have difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying Fund. Also, it may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

RISKS OF INVESTING IN SPECIAL SITUATIONS.  Periodically, an Underlying Fund
might use aggressive investment techniques. These might include seeking to benefit from what a portfolio manager perceives to be "special situations,"
such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Underlying Fund's investments might not produce the expected gains or could incur a loss.

o     Cyclical  Opportunities.  Some of the Underlying  Funds may also seek to take  advantage of changes in the  business  cycle by investing in companies  that are  sensitive  to those  changes  if the  Manager believes  they have growth  potential.  An  Underlying  Fund might sometimes  seek to take tactical  advantage of  short-term  market movements or events  affecting  particular  issuers or industries.
      There is a risk that if the event does not occur as expected,  the value of the stock  could  fall,  which in turn could  depress the
      Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE SECURITIES.  One of the Underlying Funds,
Oppenheimer Real Estate Fund ("Real Estate Fund"), expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks this fund holds might decline as a result of the performance of individual securities, an overall decline in the stock markets or a general decline in real estate markets. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.  For more information about the risks of investing in real estate securities, you can request a Prospectus of the Real Estate Fund by calling toll-free 1.800.CALL OPP (225.5677) or downloading a prospectus on the OppenheimerFunds website at: www.oppenheimerfunds.com.

Real Estate Markets and REIT Risk.  Additionally, since Real Estate Fund concentrates its assets in the real estate industry, the Portfolio's investment in Real Estate Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real Estate Investment Trust
("REIT") prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs or poor management. The REIT investment universe, which is approximated by the
National Association of Real Estate Investment Trusts(R)("NAREIT") Index, is
comprised of roughly 192 companies ranging in market capitalization from $3.0 million to $17.6 billion (as of July 31, 2005), with an aggregate market capitalization of approximately $348.7 billion.

o     Small REIT  Companies.  As of July 31,  2005,  roughly 5.1% of the REITs currently  outstanding  have a  market  capitalization  of $100 million or less.  Small REIT company  shares  therefore  can be more volatile than, and perform  differently  from, larger REIT company  stocks.  There may be less trading volume in a smaller company's stock,  which means that buy and sell transactions in that stock  could  have a larger  impact on the  stock's  price than is the case with larger company stocks.  Further,  smaller companies  may have fewer  business  lines;  changes in any one line of  business,  therefore,  may have a greater  impact on a small  company's  stock  price  than is the  case  for a larger company.

RISKS OF VALUE INVESTING.  Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects.
Some of the Underlying Funds may seek to realize appreciation of their holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that other investors will not view such securities as undervalued, and they might not appreciate in value as the Manager anticipates.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks that can reduce an Underlying
Fund's share prices and returns.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions an Underlying Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Underlying Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o     Special  Risks  of  Emerging  and  Developing  Markets.   Securities  in
         emerging  and  developing  markets  present  risks not found in more mature markets.  Those securities may be more difficult to sell  at an  acceptable  price  and  their  prices  may be more volatile than securities of issuers in more developed  markets.
         Settlements  of trades may be subject to greater delays so that the  Underlying  Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging  markets might have less  developed  trading  markets, exchanges and legal and  accounting  systems.  Investments  may be subject  to  greater  risks of  government  restrictions  on withdrawing  the sales proceeds of securities from the country.
         Economies  of  developing  countries  may be more  dependent on relatively  few  industries  that may be highly  vulnerable  to local and global changes.  Governments may be more unstable and present  greater risks of  nationalization  or  restrictions on foreign  ownership  of  securities  of local  companies.  These investments may be substantially  more volatile than securities of issuers in the U.S. and other  developed  countries  and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or
Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York
Stock Exchange ("NYSE") that day, when the Portfolio's and Underlying Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's and Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

RISKS  OF  NON-DIVERSIFICATION.  One  of  the  Underlying  Funds,  Oppenheimer
International Bond Fund is "non-diversified"  under the Investment Company Act of 1940, (the "Investment Company Act").  Accordingly,  these funds can invest a greater  portion of their assets in the debt  securities  of a single issuer than  "diversified"  funds. To the extent these funds invest a relatively high percentage  of their assets in the  securities of a single issuer or a limited number of  issuers,  these  funds are  subject to  additional  risk of loss if those securities lose market value.

HOW RISKY IS THE PORTFOLIO OVERALL? All investments and investment  strategies have risks.  The risks  described  above  collectively  form the overall  risk profile  of the  Portfolio  and  may  affect  the  value  of  the  Portfolio's investments,  its  investment  performance  and  the  prices  of  its  shares.
Investors  in  this   Portfolio   should  be  willing  to  assume  the  risks,
principally credit risks, of an investment in fixed income securities.  Credit risk is the risk that the issuer of a debt  security  might not make  interest and  principal  payments  on  the  security,  and  is a  typical  risk  for  a conservative  portfolio.  While  it  may be  appropriate  for a  portion  of a retirement  plan  investment,  the  Portfolio  is  not a  complete  investment program.  There is no assurance  that the  Portfolio or the  Underlying  Funds will achieve their investment  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These  risks mean that you can lose money by investing in the Portfolio.

AFFILIATED  PORTFOLIO  RISK. In managing the Portfolio,  the Manager will have authority  to select and  substitute  Underlying  Funds.  The  Manager  may be subject to  potential  conflicts  of interest in  selecting  Underlying  Funds because the fees paid to it by some Underlying  Funds are higher than the fees paid by other  Underlying  Funds.  However,  the Manager is a fiduciary to the
Portfolio  and  is  legally  obligated  to  act in  its  best  interests  when selecting Underlying Funds.

Portfolio  Turnover.  A change  in the  securities  held by the  Portfolio  is known  as  "portfolio  turnover."  The  Portfolio  or an  Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover  rate (for  example,  over 100%).  If the
Portfolio  or   Underlying   Fund   realizes   capital  gains  when  it  sells
investments,   it  must  generally  pay  those  gains  out  to   shareholders,
increasing their taxable  distributions.  Increased portfolio turnover creates higher  brokerage  and  transaction  costs for the  Portfolio  (and may reduce performance).  However, most of the Portfolio's portfolio  transactions should
involve  trades  in  the  Underlying   Funds  that  do  not  entail  brokerage
commissions.

------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio commenced operations on April 5, 2005, prior performance information for a full calendar year is not yet available. Please remember that the Portfolio is intended to be a long-term investment and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. In addition, the Portfolio will indirectly bear its pro-rata share of the expenses of the
Underlying Funds in which it invests. Shareholders pay other expenses directly, such as sales charges.  The numbers below are based on the
Portfolio's expenses during its partial fiscal year ended January 31, 2006.

Shareholder Fees (charges paid directly from your investment):
                                Class A    Class B  Class C  Class N  Class Y
                                  Shares    Shares   Shares   Shares   Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering       5.75%      None     None     None     None
price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load)                           None(1)    5%(2)    1%(3)    1%(4)     None
(as % of the lower of the
original offering price or

redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)
                                   Class A    Class  Class C  Class   Class Y
                                     Shares   B       Shares  N        Shares
                                              Shares          Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fees                      0.00%    0.00%   0.00%    0.00%   0.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Distribution and/or Service          0.24%    0.99%   0.99%    0.49%   0.00%
(12b-1) Fees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Other Expenses(5)                    0.29%    0.40%   0.37%    0.23%   0.30%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Portfolio Operating Expenses         0.53%    1.39%   1.36%    0.72%   0.30%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Underlying Fund Operating Expenses   0.66%    0.66%   0.66%    0.66%   0.66%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual Portfolio and

Underlying Fund Operating            1.19%    2.05%   2.02%    1.38%   0.96%

Expenses(6)

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly incurred by the Portfolio and the Underlying Fund Operating  Expenses incurred indirectly  by  the  Portfolio  through  its  investments  in  shares  of  the
Underlying  Funds.  The  expenses  of the  Underlying  Funds  are  based on an estimate of the total  annual  expense  ratio,  without  giving  effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the  Portfolio expects to invest during its current  fiscal year.  In addition,  any material changes to the  Portfolio's  asset  allocation in the  Underlying  Funds could increase or decrease the Underlying Fund Operating Expense.

The  "Management  Fees" in the table above  reflect the fact that there are no such fees paid directly by the Portfolio.

1. A contingent  deferred sales charge may apply to redemptions of investments of $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of
  Class A shares. See "How to Buy Shares" for details.
2. Applies to  redemptions  in the first year after  purchase.  The contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5. The transfer agent has voluntarily  undertaken to limit transfer agent fees paid  directly  by the  Portfolio  to 0.35% of average net assets per fiscal year for all classes.  This  undertaking  may be amended or withdrawn at any time.

6.    After the  transfer  agent  waiver  and fee waiver  described  above the actual  "Portfolio  Operating  Expenses"  were  0.51% for Class A, 1.34% for
  Class B, 1.33% for Class C, 0.71% for Class N and 0.25% for Class Y.
7. The Manager has  voluntarily  undertaken  to limit these  expenses  for all classes  of  shares so that  Total  Annual  Portfolio  and  Underlying  Fund
  Operating  Expenses  as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.25%,  2.00%,  2.00%,  1.50% and 1.00%, for  Class A,  Class B,  Class C,  Class N, and Class Y,  respectively.  The
  Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those expense  limitations  do not include  Extraordinary
  Expenses  and other  expenses  not  incurred in the  ordinary  course of the
  Portfolio's  business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse  Portfolio expenses in excess of indirect management fees earned from  investments in Underlying  Funds to assure that expenses do not exceed those limits.
8.    After the  transfer  agent  waiver  and fee waiver  described  above the actual "Total Annual Portfolio and Underlying Fund Operating  Expenses" were
  1.17% for Class A,  2.00% for Class B,  1.99% for Class C, 1.37% for Class N
  and 0.91% for Class Y.

EXAMPLES.  The  following  examples  are intended to help you compare the cost of  investing  in the  Portfolio  with the cost of  investing  in other mutual funds.  The  examples,  which  are  based on the Total  Annual  Portfolio  and
Underlying Fund Operating Expenses,  assume that you invest $10,000 in a class of shares of the  Portfolio  for the time periods  indicated and reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that you keep your  shares.
Both examples also assume that your  investment  has a 5% return each year and that the class's operating  expenses remain the same. Your actual costs may be higher or lower because  expenses will vary over time.  Based on these expense assumptions your expenses would be as follows:

                         -------------------------------------

                         10 Years                                              5 Years

If shares are redeemed:   1 Year   3 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $626      $736     $855    $1,203

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $642      $743     $966    $1,223

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $239      $434     $750    $1,646

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $174      $231     $402     $898

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares              $31      $97      $169     $381

                         -------------------------------------

If shares are not        10 Years  3 Years                                     5 Years
redeemed:

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $626      $736     $855    $1,203

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $142      $443     $766    $1,223

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $139      $434     $750    $1,646

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares              $74      $231     $402     $898

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $31      $97      $169     $381

In the first  example,  expenses  include the Class A initial sales charge for
Class A and the  applicable  Class B, Class C or Class N  contingent  deferred sales  charges.  In the second  example,  Class A expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not  include  contingent deferred sales charges.

                            Moderate Investor Fund

Moderate Investor Fund

WHAT IS THE  PORTFOLIO'S  INVESTMENT  OBJECTIVE?  The Moderate  Investor  Fund
("Portfolio") seeks long term growth of capital and current income.

WHAT DOES THE PORTFOLIO MAINLY INVEST IN?  The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.  Under normal market conditions, the Manager will invest the
Portfolio's assets in shares of the Underlying Funds listed below.  "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio currently seeks to achieve its objective by allocating its assets according to the following target weightings: fixed income, 45% of net assets; U.S. equity, 35% of net assets; international equity, 10% of net assets; and other asset classes (which may include real estate securities, commodities, real assets, cash, or cash equivalents which are securities not generally defined as equity or fixed income), 10% of net assets.

Underlying Funds - Moderate Investor
Fund
-----------------------------------------
-----------------------------------------

-----------------------------------------
-----------------------------------------
Oppenheimer Core Bond Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Capital Appreciation Fund
-----------------------------------------
-----------------------------------------

Oppenheimer Champion Income Fund

-----------------------------------------
-----------------------------------------
Oppenheimer Global Fund
-----------------------------------------
-----------------------------------------
Oppenheimer High Yield Fund
-----------------------------------------
-----------------------------------------
Oppenheimer International Bond Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Limited-Term Government Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Opportunity
Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Real Asset Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Real Estate Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market conditions, the Manager seeks to achieve the Portfolio's objectives by allocating the Portfolio's assets mainly among shares of the Underlying Funds listed above according to the target weightings described above.

WHO IS THE PORTFOLIO DESIGNED FOR?  The Portfolio is designed primarily for investors seeking the growth potential of stocks, but who also want income potential of bonds.  Those investors should be willing to accept fluctuations in share prices.  The Portfolio may also be suitable for investors who want to achieve a broadly diversified holding of stocks and bonds.  The Portfolio may be an appropriate investment for you if you want a professionally managed and diversified portfolio.  While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.

CAN THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The
Portfolio's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.
Shareholders will receive at least 60 days advance notice of changes in the
Portfolio's investment objective or principal investment strategies.  The
Portfolio's investment objective and certain policies are not fundamental policies. The investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Main Risks of Investing in the Portfolio

All investments have risks to some degree. The share prices of the
Portfolio's shares generally change daily based on the values of the
Underlying Funds' investments which are subject to a number of factors described below. There is also the risk that poor security selection by the
Underlying Funds' investment Manager, OppenheimerFunds, Inc., may cause the
Portfolio to underperform other funds having similar objectives.

ALLOCATION RISK.  The Portfolio's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying
Funds.  There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET RISK. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Portfolio's investment.  In addition, there is no guarantee that the
Underlying Funds will achieve their investment objectives.  The Underlying
Funds may change their investment objectives or policies without the approval of the Portfolio.  If an Underlying Fund were to change its investment objective or policies, the Portfolio may be forced to sell its shares of the
Underlying Fund at a disadvantageous time.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that an Underlying
Fund invests in equity securities, the value of the Underlying Fund's portfolio will be affected by changes in the stock markets. Market risk can affect an Underlying Fund's net asset value per share, which will fluctuate as the values of the Underlying Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  Also, stocks of small and medium-size companies may have more volatile prices than stocks of large companies.

RISKS OF INDUSTRY FOCUS.  At times, an Underlying Fund may increase the relative emphasis of its investments in a particular industry.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that an Underlying Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

RISKS OF GROWTH INVESTING.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. That means an Underlying Fund could have greater difficulty selling a security of a smaller company at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying
Fund. Also, it may take a substantial period of time before an Underlying
Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

RISKS OF INVESTING IN SMALL-CAP STOCKS.  Some of the Underlying Funds may
focus their investments in stocks of small-cap companies (as defined in the
Underlying Fund's prospectus). Small-cap growth companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means an Underlying Fund could have difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying Fund. Also, it may take a substantial period of time before the Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gains at all.

RISKS OF INVESTING IN SPECIAL SITUATIONS.  Periodically, an Underlying Fund
might use aggressive investment techniques. These might include seeking to benefit from what a portfolio manager perceives to be "special situations,"
such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Underlying Fund's investment might not produce the expected gains or could incur a loss.

o     Cyclical  Opportunities.  Some of the Underlying  Funds may also seek to take  advantage of changes in the  business  cycle by investing in companies  that are  sensitive  to those  changes  if the  Manager believes  they have growth  potential.  An  Underlying  Fund might sometimes  seek to take tactical  advantage of  short-term  market movements or events  affecting  particular  issuers or industries.
      There is a risk that if the event does not occur as expected,  the value of the stock  could  fall,  which in turn could  depress the
      Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE SECURITIES.  One of the Underlying Funds,
Oppenheimer Real Estate Fund ("Real Estate Fund"), expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the securities this fund holds might decline as a result of the performance of individual securities, an overall decline in the stock markets or a general decline in real estate markets. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.  For more information about the risks of investing in real estate securities, you can request a Prospectus of Real Estate Fund by calling toll-free 1.800.CALL OPP (225.5677) or downloading a prospectus on the OppenheimerFunds website at: www.oppenheimerfunds.com.

o     Real  Estate  Markets  and REIT Risk.  Additionally,  since Real  Estate
      Fund  concentrates  its assets in the real  estate  industry,  the
      Portfolio's  investment in Real Estate Fund will be closely linked to the  performance of the real estate  markets.  Property  values may fall due to increasing  vacancies or declining rents resulting from  unanticipated  economic,  legal,  cultural or  technological developments.  Real Estate  Investment  Trust ("REIT") prices also may drop  because of the failure of  borrowers to pay their loans, a dividend cut, a disruption to the real estate  investment  sales market,  changes in federal or state taxation  policies  affecting
      REITs or poor management.  The REIT investment universe,  which is
      approximated   by  the   National   Association   of  Real  Estate
      Investment  Trusts(R)("NAREIT") Index, is comprised of roughly 192 companies  ranging in market  capitalization  from $3.0 million to
      $17.6  billion (as of July 31,  2005),  with an  aggregate  market capitalization of approximately $348.7 billion.

o     Smaller REIT Companies.  As of July 31, 2005,  roughly 5.1% of the REITs
      currently   outstanding  have  a  market  capitalization  of  $100
      million or less.  Small REIT company shares  therefore can be more volatile than, and perform  differently  from, larger REIT company stocks.  There may be less trading  volume in a smaller  company's stock,  which means that buy and sell  transactions  in that stock could have a larger  impact on the stock's  price than is the case with larger company stocks.  Further,  smaller  companies may have fewer  business  lines;  changes  in any  one  line  of  business, therefore,  may have a greater impact on a small  company's  stock price than is the case for a larger company.

RISKS OF VALUE INVESTING.  Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects.
Some of the Underlying Funds may seek to realize appreciation in the value of their holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that other investors will not view such securities as undervalued, and they might not appreciate in value as the Manager anticipates.

SPECIAL RISKS OF DEBT SECURITIES.  Some of the Underlying Funds may invest in debt securities.  The mix of equities and debt securities in an Underlying
Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  An Underlying Fund's investments in debt securities may include securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the
Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities of U.S.
government-sponsored entities are not backed by the full faith and credit of the U.S. government. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, an Underlying Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.  Some of the Underlying
Funds may purchase lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests and "structured" notes described below, and asset-backed securities, among others.  Some of the Underlying Funds may invest in securities rated as low as "C" or "D" or which include high-yield bonds commonly called "junk bonds," and may be in default at the time the
Underlying Funds buy them. While securities rated "Baa" by Moody's or "BBB"
by S&P are considered "investment grade," they have some speculative characteristics.  Some Underlying Funds may invest in debt securities of issuers in both developed and emerging markets throughout the world.

o     Special Risks of Lower-Grade Securities.  Because an Underlying Fund may
         invest in securities  below  investment-grade,  the  Underlying
         Fund's  credit  risks will be greater  than those of funds that buy  only  investment-grade  securities.  Those  are  loans  or securities  rated  below  BBB-  by  Standard  &  Poor's  Rating
         Services ("S&P") or Baa3 by Moody's  Investors  Service,  Inc.,
         ("Moody's") or that have  comparable  ratings by another rating organization,  or,  if  unrated,  that  are  considered  by the
         Manager  to  be  of  comparable   quality.   Lower-grade   debt
         securities  may be subject to greater market  fluctuations  and
         greater   risks  of  loss  of   income   and   principal   than
         investment-grade debt securities.  Securities that are (or that have fallen) below investment grade include  high-yield  bonds, commonly  called  "junk  bonds,"  and are  exposed to a greater risk that the  issuers of those  securities  might  default and not meet their  debt  obligations.  These  risks can reduce the
         Underlying Fund's share price and the income it earns.

         While  investment-grade  securities  are  subject  to  risks of
         non-payment  of  interest  and  principal,   generally,  higher
         yielding  lower-grade  bonds,  whether  rated or unrated,  have greater risks than investment-grade  securities. The market for lower-grade  securities may be less liquid,  especially  during times of economic  distress,  and therefore  they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times, the Underlying Funds may buy longer-term debt securities.
When the average duration of an Underlying Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. An Underlying
Fund may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. An Underlying Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of an
Underlying Fund's investments. Also, if interest rates fall, an Underlying
Fund's investments in new securities at lower yields will reduce the
Underlying Fund's income.

PREPAYMENT RISK. Mortgage-related securities are subject to the risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to pay the principal to the Underlying Fund prior to the security's expected maturity.  An Underlying Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income. Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. If the Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the
Underlying Fund to lose a portion of its principal investment represented by the premium.

      If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of short- or medium-term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Underlying Fund's shares, to fluctuate more and to fall.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks that can reduce an Underlying
Fund's share prices and returns.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions an Underlying Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Underlying Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o     Special  Risks  of  Emerging  and  Developing  Markets.   Securities  in
         emerging  and  developing  markets  present  risks  not found in more mature markets.  Those securities may be more difficult to sell at an
         acceptable   price  and  their  prices  may  be  more  volatile  than
         securities  of  issuers in more  developed  markets.  Settlements  of trades may be subject to greater delays so that the  Underlying  Fund may not  receive  the  proceeds  of a sale of a security  on a timely basis.

         Emerging markets might have less developed trading markets, exchanges and legal and accounting systems.  Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be
         substantially more volatile than securities of issuers in the U.S.
         and other developed countries and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or
Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York
Stock Exchange (the "NYSE") that day, when the Portfolio's and Underlying
Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Portfolio's and Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

RISKS OF USING DERIVATIVE INVESTMENTS. An Underlying Fund may use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives an Underlying Fund may use.

      If the issuer of the derivative does not pay the amount due, an
Underlying Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, an Underlying Fund's share prices could fall and the Underlying Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price. The Underlying Funds have limits on the amount of certain types of derivatives they can hold. However, using derivatives can cause the Underlying Fund to lose money on its investments and/or increase the volatility of its share prices.

SPECIAL RISKS OF HYBRID OR DERIVATIVE INVESTMENTS.   One of the Underlying
Funds, Oppenheimer Real Asset Fund(R), may invest in hybrid or derivative investments.  In general terms, a hybrid instrument is a derivative investment, which is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, index or commodity.

      The commodity-linked structured notes and futures contracts in which
Real Asset Fund invests are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value.
Because the performance of these notes is linked to the performance of the underlying commodity prices, these investments are subject to "market risks"
that relate to the movements of prices in the commodity markets. They may be subject to additional special risks that do not affect traditional equity and debt securities:

o     Risk of loss of interest.  If payment of interest on a  structured  note or other hybrid  instrument is linked to the value of a particular commodity,  futures  contract,  index or other economic  variable, this  Underlying  Fund might not receive all (or a portion) of the interest due on its  investment if there is a loss of value of the underlying investment.
o     Risk of  loss  of  principal.  To the  extent  that  the  amount  of the principal  to be repaid upon  maturity is linked to the value of a particular  commodity,  futures contract,  index or other economic variable,  this Underlying Fund might not receive all or a portion of the principal at maturity of the  investment.  At any time, the risk of  loss  associated  with a  particular  instrument  in this
      Underlying  Fund's portfolio may be significantly  higher than 50%
      of the value of the investment.
o     Lack of secondary  market.  A liquid  secondary market may not exist for the specially  created hybrid  instruments  this  Underlying  Fund buys,  which may make it  difficult  for this  Underlying  Fund to sell them at an acceptable price or to accurately value them.
o     Risk  of  greater   volatility.   The  value  of  the   commodity-linked
      derivative  investments  this  Underlying  Fund buys may fluctuate significantly because the values of the underlying  investments to
      which  they  are  linked  are   themselves   extremely   volatile.
      Additionally,  economic  leverage will increase the  volatility of these  hybrid  instruments  as they may  increase  or  decrease in value more quickly than the underlying  commodity,  index, futures contract, or other economic variable.

      If the portfolio manager(s) of an Underlying Fund uses a derivative instrument at the wrong time or judges market conditions incorrectly, the strategies may result in a significant loss to an Underlying Fund and reduce an Underlying Fund's return.  An Underlying Fund could also experience losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments.

      Interest rate and stock market changes in the U.S. and abroad may influence the performance of derivatives. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to. If that happens, an
Underlying Fund's share price could decline.

HEDGING RISK. Some of the Underlying Funds can use hedging instruments, such as options, futures and swaps to hedge against declines in the value of its portfolio investments, as well as to seek greater returns. There are special risks in particular hedging strategies that these Underlying Funds might use.
For example, if a covered call written by an Underlying Fund is exercised on an investment that has increased in value above the call price, the
Underlying Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price.  In writing a put, there is a risk that the Underlying Fund may be required to buy the underlying security at a disadvantageous price if the market value is below the put price.

RISKS OF LEVERAGE. Some derivatives an Underlying Fund may buy involve a degree of leverage. For example, a hybrid instrument linked to the value of a commodity index may return income calculated as a multiple of the price movement of the underlying index.

      Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. Economically leveraged hybrid instruments can increase the gain or the loss associated with changes in the value of an underlying commodity, index, futures contract or other economic variable.  The Underlying Funds have limits on the leverage ratio of hybrid investments bought as well as on overall economic leverage in its portfolios.

RISKS OF NON-DIVERSIFICATION.  One of the Underlying Funds, Oppenheimer
International Bond Fund is "non-diversified" under the Investment Company
Act. Accordingly, these funds can invest a greater portion of their assets in the debt securities of a single issuer than "diversified" funds. To the extent these funds invest a relatively high percentage of their assets in the securities of a single issuer or a limited number of issuers, these funds are subject to additional risk of loss if those securities lose market value.

HOW RISKY IS THE PORTFOLIO OVERALL? All investments and investment strategies have risks.  The risks described above collectively form the overall risk profile of the Portfolio and may affect the value of the Portfolio's investments, its investment performance and the prices of its shares.
Investors in this Portfolio should be willing to assume the risks of short-term price fluctuations that can be typical for an investment in both equity and fixed income securities.  While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.  There is no assurance that the Portfolio or the
Underlying Funds will achieve their investment objectives.  When you redeem your shares, they may be worth more or less than what you paid for them.
These risks mean that you can lose money by investing in the Portfolio.

AFFILIATED FUND RISK. In managing the Portfolio, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.  However, the Manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting the Underlying Funds.

Portfolio Turnover.  A change in the securities held by the Portfolio is known as "portfolio turnover."  The Portfolio or an Underlying Fund may engage in active and frequent trading to try to achieve its objectives, and may have a high portfolio turnover rate (for example, over 100%).  If the
Portfolio or Underlying Fund realizes capital gains when it sells investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance).  However, most of the Portfolio's portfolio transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio commenced operations on April 5, 2005, prior performance information for a full calendar year is not yet available. Please remember that the Portfolio is intended to be a long-term investment and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. In addition, the Portfolio will indirectly bear its pro-rata share of the expenses of the
Underlying Funds in which it invests. Shareholders pay other expenses directly, such as sales charges.  The numbers below are based on the
Portfolio's expenses during its partial fiscal year ended January 31, 2006.

Shareholder Fees (charges paid directly from your investment):

                                  Class A   Class B  Class C    Class N  Class Y
                                  Shares     Shares    Shares    Shares   Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering        5.75%      None      None      None     None
price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load)                            None(1)    5%(2)     1%(3)     1%(4)     None
(as % of the lower of the
original offering price or

redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                  Class A   Class B    Class C  Class N   Class Y
                                   Shares     Shares    Shares   Shares    Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees                     0.00%     0.00%     0.00%     0.00%    0.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Distribution and/or Service         0.25%     0.99%     0.99%     0.50%    0.00%
(12b-1) Fees

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(5)                   0.22%     0.32%     0.24%     0.18%    0.28%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Portfolio Operating Expenses(6)     0.47%     1.31%     1.23%     0.68%    0.28%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Underlying Fund Operating           0.68%     0.68%     0.68%     0.68%    0.68%
Expenses

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Annual Portfolio and

Underlying Fund Operating           1.15%     1.99%     1.91%     1.36%    0.96%
Expenses(7,8)

-----------------------------------------------------------------------------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly incurred by the Portfolio and the Underlying Fund Operating  Expenses incurred indirectly  by  the  Portfolio  through  its  investments  in  shares  of  the
Underlying  Funds.  The  expenses  of the  Underlying  Funds  are  based on an estimate of the total  annual  expense  ratio,  without  giving  effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the  Portfolio expects to invest during its current  fiscal year.  In addition,  any material changes to the  Portfolio's  asset  allocation in the  Underlying  Funds could increase or decrease the Underlying Fund Operating Expense.

The  "Management  Fees" in the table above  reflect the fact that there are no such fees paid directly by the Portfolio.

1. A contingent  deferred sales charge may apply to redemptions of investments of $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of
  Class A shares. See "How to Buy Shares" for details.
2. Applies to  redemptions  in the first year after  purchase.  The contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5. The transfer agent has voluntarily  undertaken to limit transfer agent fees paid  directly  by the  Portfolio  to 0.35% of average net assets per fiscal year for all classes.  This  undertaking  may be amended or withdrawn at any time.

6. After the transfer agent waiver and fee waiver  described  above the actual
  "Portfolio  Operating  Expenses"  were 0.46% for Class A, 1.29% for Class B,
  1.22% for Class C, 0.67% for Class N and 0.12% for Class Y.
7. The Manager has  voluntarily  undertaken  to limit these  expenses  for all classes  of  shares so that  Total  Annual  Portfolio  and  Underlying  Fund
  Operating  Expenses  as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.30%,  2.05%,  2.05%,  1.55% and 1.05%, for  Class A,  Class B,  Class C,  Class N, and Class Y,  respectively.  The
  Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those expense  limitations  do not include  Extraordinary
  Expenses  and other  expenses  not  incurred in the  ordinary  course of the
  Portfolio's  business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse  Portfolio expenses in excess of indirect management fees earned from  investments in Underlying  Funds to assure that expenses do not exceed those limits.
8.    After the  transfer  agent  waiver  and fee waiver  described  above the actual "Total Annual Portfolio and Underlying Fund Operating  Expenses" were
  1.14% for Class A,  1.97% for Class B,  1.90% for Class C, 1.35% for Class N
  and 0.80% for Class Y.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the  Portfolio  with the cost of investing in other mutual funds.
The examples,  which are based on the Total Annual  Portfolio  and  Underlying
Fund Operating  Expenses,  assume that you invest $10,000 in a class of shares of the  Portfolio for the time periods  indicated and reinvest your  dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that you keep your  shares.
Both examples also assume that your  investment  has a 5% return each year and that the class's operating  expenses remain the same. Your actual costs may be higher or lower because  expenses will vary over time.  Based on these expense assumptions your expenses would be as follows:

                         -------------------------------------

                         10 Years                                              5 Years
If shares are redeemed:   1 Year   3 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $620      $717     $824    $1,134

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $634      $718     $923    $1,140

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $226      $393     $680    $1,498

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $170      $218     $380     $849

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $29      $90      $158     $356

                         -------------------------------------

If shares are not        10 Years  3 Years                                     5 Years
redeemed:

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $620      $717     $824    $1,134

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $134      $418     $723    $1,140

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $126      $393     $680    $1,498

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares              $70      $218     $380     $849

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $29      $90      $158     $356

In the first  example,  expenses  include the Class A initial sales charge for
Class A and the  applicable  Class B, Class C or Class N  contingent  deferred sales  charges.  In the second  example,  Class A expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not  include  contingent deferred sales charges.

                           Aggressive Investor Fund
                           Aggressive Investor Fund

Aggressive Investor Fund

WHAT IS THE PORTFOLIO'S  INVESTMENT  OBJECTIVE?  The Aggressive  Investor Fund
("Portfolio") seeks long term growth of capital.

WHAT DOES THE PORTFOLIO MAINLY INVEST IN?  The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.  Under normal market conditions, the Manager will invest the
Portfolio's assets in shares of the Underlying Funds listed below.  "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio currently seeks to achieve its objective by allocating its assets according to the following target weightings: international equity,
30% of net assets; and U.S. equity, 70% of net assets.

Underlying Funds - Aggressive Investor
Fund
-----------------------------------------
-----------------------------------------

-----------------------------------------
-----------------------------------------
Oppenheimer Capital Appreciation Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Developing Markets Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Global Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Global Opportunities Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Opportunity
Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Small Cap Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market conditions, the Manager seeks to achieve the Portfolio's objective by allocating the Portfolio's assets mainly among shares of the Underlying Funds listed above according to the target weightings described above.

WHO IS THE PORTFOLIO DESIGNED FOR?  The Portfolio is designed primarily for investors seeking capital appreciation over the long-term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive allocation. The Portfolio does not seek income, and its primary focus is investment in stocks.  The
Portfolio is intended as a long-term investment. Because of its focus on long-term capital appreciation, the Portfolio may be appropriate for a retirement plan account.  The Portfolio may be an appropriate investment for you if you want a professionally managed and diversified portfolio.  While it may be appropriate for a portion of a retirement plan investment, the
Portfolio is not a complete investment program.

CAN THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The
Portfolio's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.
Shareholders will receive at least 60 days advance notice of changes in the
Portfolio's investment objective or principal investment strategies. The
Portfolio's investment objective and certain policies are not fundamental policies. The investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Main Risks of Investing in the Portfolio

All investments have risks to some degree. The share prices of the
Portfolio's shares generally change daily based on the values of the
Underlying Funds' investments which are subject to a number of factors described below. There is also the risk that poor security selection by the
Underlying Funds' investment Manager, OppenheimerFunds, Inc., may cause the
Portfolio to underperform other funds having a similar objective.

ALLOCATION RISK.  The Portfolio's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying
Funds.  There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET RISK. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Portfolio's investment.  In addition, there is no guarantee that the
Underlying Funds will achieve their investment objectives.  The Underlying
Funds may change their investment objectives or policies without the approval of the Portfolio.  If an Underlying Fund were to change its investment objective or policies, the Portfolio may be forced to sell its shares of the
Underlying Fund at a disadvantageous time.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that an Underlying
Fund invests in equity securities, the value of the Underlying Fund's portfolio will be affected by changes in the stock markets. Market risk can affect an Underlying Fund's net asset value per share, which will fluctuate as the values of the Underlying Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  Also, stocks of small and medium-size companies may have more volatile prices than stocks of large companies.

RISKS OF INDUSTRY FOCUS.  At times, some of the Underlying Funds may increase the relative emphasis of their investments in a particular industry.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that an Underlying Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

o     Sector  Risk.  To  the  extent  that  an  Underlying  Fund  focuses  its investments in relatively few industry  sectors,  if those sectors
      are  volatile  or  more   volatile   than  other  sectors  due  to
      industry-specific  factors,  there  is the  possibility  that  the
      Underlying  Fund's  share price will be more  volatile  than funds that have broader sector exposure.

RISKS OF STOCKS ISSUED BY SMALL- AND MID-SIZED COMPANIES.  Some of the
Underlying Funds may emphasize their investments in small- and medium-cap companies (as defined in the Underlying Fund's prospectus).  These companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means an
Underlying Fund could have difficulty selling its securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying Fund. Also, it may take a substantial period of time before the Underlying Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

RISKS OF INVESTING IN UNSEASONSED COMPANIES.  Some of the Underlying Funds
can invest in unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile.

RISKS OF GROWTH INVESTING.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than other stocks.  That means an Underlying Fund could have greater difficulty selling a security of a smaller company at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to an Underlying Fund. Also, it may take a substantial period of time before an Underlying Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs).  One of the Underlying
Funds, Oppenheimer Main Street Small Cap Fund(R), has no limit on the amount of its assets that can be invested in IPOs.  By definition, securities issued in
IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading.  The market for those securities may be unseasoned. The issuer may have a limited operating history.  These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for this Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business that may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

RISKS OF VALUE INVESTING.  Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects.
Some of the Underlying Funds may seek to realize appreciation in the value of their holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that other investors will not view such securities as undervalued, and they might not appreciate in value as the portfolio manager(s) anticipates.

SPECIAL RISKS OF DEBT SECURITIES.  Some of the Underlying Funds may invest in debt securities.  The mix of equities and debt securities in an Underlying
Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  An Underlying Fund's investments in debt securities may include securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the
Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

CREDIT RISK.  Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities of U.S.
government-sponsored entities are not backed by the full faith and credit of the U.S. government.  Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, an Underlying Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.

o     Special Risks of Lower-Grade Securities.  Because some of the Underlying
      Funds  may  invest in  securities  below  investment-grade,  those
      Underlying  Funds'  credit  risks  will be  greater  than those of funds that buy only investment-grade  securities.  Those are loans or  securities  rated  below  BBB- by  Standard  &  Poor's  Rating
      Services  ("S&P")  or Baa3 by  Moody's  Investors  Service,  Inc.,
      ("Moody's")  or that have  comparable  ratings by  another  rating organization,  or, if unrated,  that are considered by the Manager to be of comparable  quality.  Lower-grade  debt securities may be subject to greater market  fluctuations  and greater risks of loss of income and principal  than  investment-grade  debt  securities.
      Securities that are (or that have fallen) below  investment  grade include  high-yield  bonds,  commonly called "junk bonds," and are exposed to a greater  risk that the  issuers  of those  securities might  default  and not meet their debt  obligations.  These risks can reduce the  Underlying  Fund's  share  price and the income it earns.

      While   investment-grade   securities  are  subject  to  risks  of
      non-payment of interest and principal,  generally, higher yielding lower-grade  bonds,  whether rated or unrated,  have greater risks than  investment-grade  securities.  The  market  for  lower-grade
      securities  may  be  less  liquid,   especially  during  times  of
      economic  distress,  and therefore  they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt securities are subject to change when prevailing interest rates change.  When prevailing interest rates fall, the value of already-issued debt securities generally rise.  When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount form their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  An Underlying Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Underlying Fund's investments in debt securities.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks that can reduce an Underlying
Fund's share prices and returns.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions an Underlying Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Underlying Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o     Special  Risks  of  Emerging  and  Developing  Markets.   Securities  in
         emerging  and  developing  markets  present  risks not found in more mature markets.  Those securities may be more difficult to sell  at an  acceptable  price  and  their  prices  may be more volatile than securities of issuers in more developed  markets.
         Settlements  of trades may be subject to greater delays so that the  Underlying  Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging  markets might have less  developed  trading  markets, exchanges and legal and  accounting  systems.  Investments  may be subject  to  greater  risks of  government  restrictions  on withdrawing  the sales proceeds of securities from the country.
         Economies  of  developing  countries  may be more  dependent on relatively  few  industries  that may be highly  vulnerable  to local and global changes.  Governments may be more unstable and present  greater risks of  nationalization  or  restrictions on foreign  ownership  of  securities  of local  companies.  These investments may be substantially  more volatile than securities of issuers in the U.S. and other  developed  countries  and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or
Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York
Stock Exchange (the "NYSE") that day, when the Portfolio's and Underlying
Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Portfolio's and Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

RISKS OF INVESTING IN SPECIAL SITUATIONS.  Periodically, an Underlying Fund
might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations,"
such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Underlying Fund's investments might not produce the expected gains or could incur a loss for the portfolio.

o     Cyclical  Opportunities.  Some of the Underlying  Funds may also seek to take  advantage of changes in the  business  cycle by investing in companies  that are  sensitive  to those  changes  if the  Manager believes  they have growth  potential.  An  Underlying  Fund might sometimes  seek to take tactical  advantage of  short-term  market movements or events  affecting  particular  issuers or industries.
      There is a risk that if the event does not occur as expected,  the value of the stock  could  fall,  which in turn could  depress the
      Underlying Fund's share price.

HOW RISKY IS THE PORTFOLIO OVERALL?  All investments and investment strategies have risks.  The risks described above collectively form the overall risk profile of the Portfolio and may affect the value of the
Portfolio's investments, its investment performance and the prices of its shares.  Investors in this Portfolio should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive allocation.  The Portfolio is intended as a long-term investment.
While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.  There is no assurance that the Portfolio or the Underlying Funds will achieve their investment objectives.  When you redeem your shares, they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Portfolio.

AFFILIATED PORTFOLIO RISK. In managing the Portfolio, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.  However, the Manager is a fiduciary to the
Portfolio and is legally obligated to act in its best interests when selecting Underlying Funds.

Portfolio Turnover.  A change in the securities held by the Portfolio is known as "portfolio turnover."  The Portfolio or an Underlying Fund may engage in active and frequent trading to try to achieve its objectives, and may have a high portfolio turnover rate (for example, over 100%).  If the
Portfolio or Underlying Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance).  However, most of the Portfolio's portfolio transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio commenced operations on April 5, 2005, prior performance information for a full calendar year is not yet available. Please remember that the Portfolio is intended to be a long-term investment and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. In addition, the Portfolio will indirectly bear its pro-rata share of the expenses of the
Underlying Funds in which it invests. Shareholders pay other expenses directly, such as sales charges.  The numbers below are based on the
Portfolio's expenses during its partial fiscal year ended January 31, 2006.

Shareholder Fees (charges paid directly from your investment):

                                    Class A   Class B  Class C   Class N  Class Y
                                    Shares     Shares   Shares    Shares   Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering          5.75%      None     None      None     None
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load)                              None(1)    5%(2)     1%(3)    1%(4)     None
(as % of the lower of the
original offering price or

redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                  Class A   Class B    Class C  Class N  Class Y
                                   Shares     Shares    Shares   Shares   Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.00%     0.00%     0.00%    0.00%    0.00%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Distribution and/or Service         0.24%     0.99%     0.99%    0.49%    0.00%
(12b-1) Fees

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Other Expenses(5)                   0.46%     0.54%     0.49%    0.30%    0.30%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Portfolio Operating Expenses(6)     0.70%     1.53%     1.48%    0.79%    0.30%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Underlying Fund Operating           0.69%     0.69%     0.69%    0.69%    0.69%
Expenses

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Portfolio and

Underlying Fund Operating           1.39%     2.22%     2.17%    1.48%    0.99%
Expenses(7,8)

----------------------------------------------------------------------------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly incurred by the Portfolio and the Underlying Fund Operating  Expenses incurred indirectly  by  the  Portfolio  through  its  investments  in  shares  of  the
Underlying  Funds.  The  expenses  of the  Underlying  Funds  are  based on an estimate of the total  annual  expense  ratio,  without  giving  effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the  Portfolio expects to invest during its current  fiscal year.  In addition,  any material changes to the  Portfolio's  asset  allocation in the  Underlying  Funds could increase or decrease the Underlying Fund's Operating Expense.
The  "Management  Fees" in the table above  reflect the fact that there are no such fees paid directly by the Portfolio.

1. A contingent  deferred sales charge may apply to redemptions of investments of $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of
  Class A shares. See "How to Buy Shares" for details.
2. Applies to  redemptions  in the first year after  purchase.  The contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5. The transfer agent has voluntarily  undertaken to limit transfer agent fees paid  directly  by the  Portfolio  to 0.35% of average net assets per fiscal year for all classes.  This  undertaking  may be amended or withdrawn at any time.

6.    After the  transfer  agent  waiver  and fee waiver  described  above the actual  "Portfolio  Operating  Expenses"  were  0.68% for Class A, 1.50% for
  Class B, 1.45% for Class C, 0.78% for Class N and 0.27% for Class Y.
7. The Manager has  voluntarily  undertaken  to limit these  expenses  for all classes  of  shares so that  Total  Annual  Portfolio  and  Underlying  Fund
  Operating  Expenses  as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.45%,  2.20%,  2.20%,  1.70% and 1.20%, for  Class A,  Class B,  Class C,  Class N, and Class Y,  respectively.  The
  Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those expense  limitations  do not include  Extraordinary
  Expenses  and other  expenses  not  incurred in the  ordinary  course of the
  Portfolio's  business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse  Portfolio expenses in excess of indirect management fees earned from  investments in Underlying  Funds to assure that expenses do not exceed those limits.
8.    After the  transfer  agent  waiver  and fee waiver  described  above the actual "Total Annual Portfolio and Underlying Fund Operating  Expenses" were
  1.37% for Class A,  2.19% for Class B,  2.14% for Class C, 1.47% for Class N
  and 0.96% for Class Y.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples, which are based on the Total Annual Portfolio and
Underlying Fund Operating Expenses, assume that you invest $10,000 in a class of shares of the Portfolio for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

                         -------------------------------------

If shares are redeemed:  10 Years  3 Years                                     5 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $643      $787     $943    $1,396

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $657      $787    $1,040   $1,402

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $252      $471     $814    $1,781

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $181      $253     $440     $982

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $30      $93      $163     $369

                         -------------------------------------

If shares are not         1 Year   3 Years
redeemed:                10 Years                                              5 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares            $1,396     $787                                        $943

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $157      $487     $840    $1,402

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $152      $471     $814    $1,781

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares              $81      $253     $440     $982

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $30      $93      $163     $369

In the first  example,  expenses  include the Class A initial sales charge for
Class A and the  applicable  Class B, Class C or Class N  contingent  deferred sales  charges.  In the second  example,  Class A expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not  include  contingent deferred sales charges.

                            Active Allocation Fund

Active Allocation Fund

WHAT ARE THE PORTFOLIO'S INVESTMENT OBJECTIVES?  The Active Allocation Fund
("Portfolio") seeks long term growth of capital with a secondary objective of current income.

WHAT DOES THE PORTFOLIO MAINLY INVEST IN?  The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.  Under normal market conditions, the Manager will invest the
Portfolio's assets in shares of the Underlying Funds listed below and other
Oppenheimer funds.  "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the
Manager.

The Portfolio currently seeks to achieve its objective by allocating its assets according to the following target weightings: fixed income, 20% of net assets, U.S. equity, 40% of net assets; international equity, 15% of net assets; and other asset classes (which may include real estate securities, commodities, real assets, cash, or cash equivalents which are securities not generally defined as equity or fixed income), 5% of net assets; and tactical allocation component, 20% of net assets.

Underlying Funds - Active Allocation
Fund
-----------------------------------------
-----------------------------------------

-----------------------------------------
-----------------------------------------
Oppenheimer Core Bond Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Capital Appreciation Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Global Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Global Opportunities Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Opportunity
Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Main Street Small Cap Fund(R)
-----------------------------------------
-----------------------------------------
Oppenheimer Real Estate Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Strategic Income Fund
-----------------------------------------
-----------------------------------------
Oppenheimer Value Fund

Tactical Allocation Component.  In addition to the Underlying Funds listed above, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among the Oppenheimer funds listed below or money market securities based on recommendations made by the Manager.

      The tactical  allocation  is designed to take  advantage  of  short-term market opportunities.

      The  tactical  allocation  will  be  performed  by  the  Manager.   This
tactical  portfolio will be invested in at least two  Oppenheimer  funds.  The
Manager  will  consider  a  broad  list  of  Oppenheimer  funds  for  tactical investment.  The  list of  funds  available  for  tactical  investment  by the
Portfolios is listed below.  Additionally,  the manager could use  derivatives
to  effect  a  tactical   allocation  if  it  is  determined   that  the  fund
transactions would be detrimental to the Oppenheimer funds listed below.

      The Manager will select funds for the tactical allocation that, based on its proprietary tactical asset allocation models (including computer aided models), it believes will have the greatest potential for positive total returns.  The tactical asset allocation models use quantitative techniques to identify and validate trends in the prices of each fund available for investment.  There can be no assurance that the funds selected by these models will perform as anticipated.  The funds selected may in fact decline in value and detract from the performance of the Portfolio.

Up to 20% of the net assets of Active  Allocation  Fund may be invested in the following Oppenheimer Funds:
                                        Oppenheimer International Small Company Fund,

Oppenheimer Capital Appreciation Fund   Inc.
Oppenheimer Core Bond Fund              Oppenheimer Limited-Term Government Fund
Oppenheimer Champion Income Fund        Oppenheimer MidCap Fund
Oppenheimer Developing Markets Fund     Oppenheimer Money Market Fund, Inc.

                                        Oppenheimer Quest International Value Fund,

Oppenheimer Discovery Fund              Inc.
Oppenheimer Gold & Special Minerals
Fund                                    Oppenheimer Real Asset Fund(R)
Oppenheimer Growth Fund                 Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund             Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer Value Fund
Oppenheimer International Growth Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market conditions, the Manager seeks to achieve the Portfolio's objectives by allocating the Portfolio's assets mainly among shares of the Underlying Funds described above according to the target weightings described above.

WHO IS THE PORTFOLIO DESIGNED FOR?  The Portfolio is designed primarily for investors seeking to combine the growth potential of stocks with a smaller allocation to bonds, which can provide relative stability. Because the
Underlying Funds generally invest a substantial portion of their assets in stocks, those investors should be willing to assume the risks of share price fluctuations that are typical for a fund that has substantial stock investments. The Portfolio is intended as a long-term investment.  The
Portfolio may be an appropriate investment for you if you want a professionally managed and diversified portfolio.  While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.

CAN THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The
Portfolio's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.
Shareholders will receive at least 60 days advance notice of changes in the
Portfolio's investment objective or principal investment strategies. The
Portfolio's investment objective and certain policies are not fundamental policies. The investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Main Risks of Investing in the Portfolio

All investments have risks to some degree. The share prices of the
Portfolio's shares generally change daily based on the values of the
Underlying Funds' investments which are subject to a number of factors described below. There is also the risk that poor security selection by the
Underlying Funds or unfavorable tactical asset allocation by the Portfolio may cause the Portfolio to underperform other funds having similar objectives.

ALLOCATION RISK.  The Portfolio's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying
Funds.  There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET RISK. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Portfolio's investments.  In addition, there is no guarantee that the
Underlying Funds will achieve their investment objectives.  The Underlying
Funds may change their investment objectives or policies without the approval of the Portfolio.  If an Underlying Fund were to change its investment objective or policies, the Portfolio may be forced to sell its shares of the
Underlying Fund at a disadvantageous time.

SPECIAL RISKS OF DEBT SECURITIES.  Some of the Underlying Funds may invest in debt securities.  The mix of equities and debt securities in an Underlying
Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  An Underlying Fund's investments in debt securities may include securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the
Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities of U.S.
government-sponsored entities are not backed by the full faith and credit of the U.S. government. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, an Underlying Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.

o     Special Risks of  Lower-Grade  Securities.  Because an  Underlying  Fund
      may invest in securities  below  investment-grade,  the Underlying
      Fund's  credit  risks will be greater than those of funds that buy only  investment-grade  securities.  Those are loans or securities rated below BBB- by Standard & Poor's Rating  Services  ("S&P") or
      Baa3 by Moody's Investors Service,  Inc., ("Moody's") or that have
      comparable  ratings  by  another  rating   organization,   or,  if
      unrated,  that are  considered  by the Manager to be of comparable quality.  Lower-grade  debt  securities  may be subject to greater market  fluctuations  and  greater  risks  of loss of  income  and principal than investment-grade  debt securities.  Securities that
      are  (or  that  have  fallen)  below   investment   grade  include
      high-yield  bonds,  commonly  called "junk bonds," and are exposed to a  greater  risk that the  issuers  of those  securities  might default  and not meet  their  debt  obligations.  These  risks can reduce the Underlying Fund's share prices and the income it earns.

      While   investment-grade   securities  are  subject  to  risks  of
      non-payment of interest and principal,  generally, higher yielding lower-grade  bonds,  whether rated or unrated,  have greater risks than  investment-grade  securities.  The  market  for  lower-grade
      securities  may  be  less  liquid,   especially  during  times  of
      economic  distress,  and therefore  they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt securities are subject to change when prevailing  interest rates change.  When  prevailing  interest rates fall, the values of  already-issued  debt  securities  generally  rise.  When prevailing interest rates rise, the values of  already-issued  debt securities  generally fall,  and they may sell at a discount  from their face amount.  The magnitude of these  fluctuations  will often be greater for longer-term  debt securities than  shorter-term  debt securities.  However,  interest rate changes may have different  effects on the  values of  mortgage-related  securities  because of prepayment risks, discussed below.

      At times,  the Underlying  Funds may buy  longer-term  debt  securities.
When the average  duration of an Underlying  Fund's  portfolio is longer,  its share prices may  fluctuate  more when interest  rates  change.  An Underlying
Fund may buy  zero-coupon  or "stripped"  securities,  which are  particularly sensitive to interest  rate changes and the rate of  principal  payments  (and prepayments).  These are derivative securities that have prices that may go up or down more than other types of debt  securities in response to interest rate changes.  An  Underlying  Fund's share prices can go up or down when  interest rates  change,  because  of the  effect  of the  change  on  the  value  of an
Underlying  Fund's  investments.  Also, if interest  rates fall, an Underlying
Fund's  investments  in  new  securities  at  lower  yields  will  reduce  the
Underlying Fund's income.

PREPAYMENT  RISK.  Mortgage-related  securities  are  subject  to the risks of
unanticipated  prepayment.   The  risk  is  that  when  interest  rates  fall,
borrowers  under the mortgages  that  underlie  these  securities  will prepay their  mortgages  more  quickly  than  expected,  causing  the  issuer  of the security to pay the principal to the  Underlying  Fund prior to the security's expected  maturity.  An  Underlying  Fund  may be  required  to  reinvest  the proceeds at a lower  interest  rate,  reducing  its  income.  Mortgage-related securities  subject to  prepayment  risk  generally  offer less  potential for gains when prevailing  interest rates fall and have greater potential for loss when  prevailing  interest  rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the  volatility  of the  price.  If the  Underlying  Fund buys  mortgage-related  securities  at a
premium,   accelerated   prepayments  on  those  securities  could  cause  the
Underlying Fund to lose a portion of its principal  investment  represented by the premium.

      If interest rates rise rapidly,  prepayments of mortgages may occur at a slower rate than expected,  and the expected maturity of short- or medium-term mortgage-related  securities  could  lengthen  as a result.  That could  cause their  values to  fluctuate  more,  and the  prices of the  Underlying  Fund's shares, to fluctuate more and to fall.

RISKS OF USING  DERIVATIVE  INVESTMENTS.  An Underlying  Fund and the tactical allocation  component of the Portfolio may use  derivatives  to seek increased returns or to try to hedge  investment  risks.  In general terms, a derivative investment  is an  investment  contract  whose value depends on (or is derived from) the  value of an  underlying  asset,  interest  rate or index.  Options,
futures,  interest-only  and  principal-only  securities,   structured  notes,
interest-rate swap agreements and mortgage-related  securities are examples of derivatives an Underlying  Fund and the tactical  allocation  component of the
Portfolio may use.

      If the  issuer  of the  derivative  does  not pay  the  amount  due,  an
Underlying  Fund and the tactical  allocation  component of the  Portfolio can lose money on the investment.  Also, the underlying  security or investment on which the derivative is based, and the derivative  itself, may not perform the way the  Manager  expected  it to  perform.  If that  happens,  an  Underlying
Fund's  share  prices  and the  Portfolio's  share  prices  could fall and the
Underlying Fund and the Portfolio could get less income than expected,  or its hedge might be  unsuccessful.  Some  derivatives  may be  illiquid,  making it difficult  to value or to sell them at an  acceptable  price.  The  Underlying
Fund  and the  Portfolio  have  limits  on the  amount  of  certain  types  of
derivatives  they  can  hold.   However,   using   derivatives  can  cause  an
Underlying  Fund and the  Portfolio  to lose money on its  investments  and/or increase the volatility of its share prices.

SPECIAL  RISKS OF  HYBRID OR  DERIVATIVE  INVESTMENTS.  One of the  Underlying
Funds,  Oppenheimer Real Asset Fund(R), and the tactical allocation component of the  Portfolio,  invests  in  hybrid or  derivative  investments.  In  general terms, a hybrid instrument is a derivative investment,  which is an investment contract  whose  value  depends  on (or  is  derived  from)  the  value  of an underlying asset, interest rate, index or commodity.

      Commodity-linked  structured  notes and  futures  contracts  are  hybrid instruments  that  have  substantial  risks,  including  risk  of  loss  of  a significant  portion of their  principal  value.  Because the  performance  of these notes is linked to the performance of the underlying  commodity  prices, these  investments  are subject to "market risks" that relate to the movements of  prices  in the  commodity  markets.  They  may be  subject  to  additional special risks that do not affect traditional equity and debt securities:

o     Risk of loss of interest.  If payment of interest on a  structured  note or other hybrid  instrument is linked to the value of a particular commodity,  futures  contract,  index or other economic  variable, this  Underlying  Fund and the Portfolio might not receive all (or a portion) of the  interest  due on its  investment  if there is a loss of value of the underlying investment.
o     Risk of  loss  of  principal.  To the  extent  that  the  amount  of the principal  to be repaid upon  maturity is linked to the value of a particular  commodity,  futures contract,  index or other economic variable,  this  Underlying  Fund  and  the  Portfolio  might  not receive  all or a portion  of the  principal  at  maturity  of the investment.  At any  time,  the  risk  of loss  associated  with a particular  instrument may be significantly higher than 50% of the value of the investment.
o     Lack of secondary  market.  A liquid  secondary market may not exist for the specially  created  hybrid  instruments  that this  Underlying
      Fund and the  Portfolio  may buy,  which may make it  difficult to sell them at an acceptable price or to accurately value them.

o     Risk of greater  volatility.  The value of  commodity-linked  derivative investments  buys may fluctuate  significantly  because the values of the  underlying  investments  to  which  they  are  linked  are themselves  extremely  volatile.  Additionally,  economic leverage will increase the  volatility of these hybrid  instruments as they
      may   increase  or  decrease  in  value  more   quickly  than  the
      underlying  commodity,  index, futures contract, or other economic variable.

      If a derivative  instrument is used by a portfolio  manager at the wrong time or judges market conditions  incorrectly,  the strategies may result in a significant  loss to the  Underlying  Fund and the  Portfolio  and  reduce the their return.  The  Underlying  Fund and the Portfolio  could also  experience losses  if  the  prices  of  its  hedging  instruments,  futures  and  options positions were not properly correlated with its other investments.

      Interest  rate and stock  market  changes  in the U.S.  and  abroad  may influence the  performance of  derivatives.  Also, the underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not  perform  the  way the  Manager  expected  it to.  If  that  happens,  the
Underlying Fund's share price and the Portfolio's share price could decline.

RISKS  OF  INVESTING  IN  STOCKS.   Stocks   fluctuate  in  price,  and  their
short-term  volatility at times may be great. To the extent that an Underlying
Fund  invests  in  equity  securities,  the  value  of the  Underlying  Fund's portfolio  will be affected by changes in the stock  markets.  Market risk can also  affect an  Underlying  Fund's  net asset  value per  share,  which  will fluctuate as the values of the Underlying Fund's portfolio  securities change.
The  prices  of  individual  stocks  do not  all  move in the  same  direction uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its  industry.  Also,  stocks of small and  medium-size  companies may have more volatile prices than stocks of large companies.

RISKS OF INDUSTRY FOCUS. At times,  some of the Underlying  Funds may increase the relative  emphasis of their investments in a particular  industry.  Stocks of issuers  in a  particular  industry  are  subject  to  changes in  economic
conditions,  government  regulations,   availability  of  basic  resources  or
supplies,  or other events that affect that industry more than others.  To the extent that an  Underlying  Fund has  greater  emphasis  on  investments  in a particular  industry,  its share  values may  fluctuate  in response to events affecting that industry.

RISKS OF GROWTH INVESTING.  Stocks of growth companies,  particularly newer or smaller companies,  may offer  opportunities for greater capital  appreciation but may be more volatile than stocks of larger,  more  established  companies.
They have greater  risks of loss and may be less liquid than stocks of larger, more established  companies.  That means an Underlying Fund could have greater difficulty  selling a security of a smaller  company at an  acceptable  price, especially  in  periods  of  market  volatility.  That  factor  increases  the potential  for losses to an Underlying  Fund.  Also, it may take a substantial period of time before an Underlying  Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

o     Risks of Stocks Issued by Small- and Mid-Sized Companies.  While some of
      the   Underlying   Funds   can   invest  in   securities   of  any
      capitalization  range,  some may emphasize  their  investments  in small- and  medium-cap  companies.  These  companies  can  include
      both   established  and  newer   companies.   While  newer  growth
      companies   might   offer   greater   opportunities   for  capital
      appreciation  than  larger,  more  established   companies,   they
      involve   substantially   greater   risks   of  loss   and   price
      fluctuations than larger issuers.

      Small- and mid-sized  companies may have limited  product lines or markets for their products,  limited access to financial resources and less depth in management  skill than larger,  more established companies.  Their  stocks may be less  liquid than those of larger issuers.  That means the  Underlying  Fund  could have  difficulty selling its  securities  at an  acceptable  price,  especially  in periods of market volatility.  That factor increases the potential
      for  losses  to  the  Underlying   Fund.   Also,  it  may  take  a
      substantial  period of time before the Underlying  Fund realizes a gain on an  investment  in the  stocks  of a small-  or  mid-sized company, if it realizes any gain at all.

o     Risks of  Investing  in  Unseasoned  Companies.  Some of the  Underlying
      Funds can  invest in  unseasoned  companies.  These are  companies that have been in operation  less than three years,  including the operations of any  predecessors.  Because these  companies  have a limited  operating  history  and  may  be  more  dependent  on the efforts of individual managers,  their securities may have limited liquidity and their prices may be very volatile.

SPECIAL  RISKS OF  INITIAL  PUBLIC  OFFERINGS  (IPOs).  One of the  Underlying
Funds,  Oppenheimer Main Street Small Cap Fund(R), has no limit on the amount of its assets that can be invested in IPOs. By definition,  securities  issued in
IPOs  have not  traded  publicly  until the time of their  offerings.  Special risks associated with IPOs may include,  among others, the fact that there may be only a limited  number of shares  available  for  trading.  The  market for those  securities may be unseasoned.  The issuer may have a limited  operating history.  These  factors  may  contribute  to price  volatility.  The  limited number  of shares  available  for  trading  in some IPOs may also make it more difficult  for this  Underlying  Fund to buy or sell  significant  amounts  of shares without an unfavorable impact on prevailing  prices. In addition,  some companies  initially  offering  their  shares  publicly  may  be  involved  in relatively  new  industries  or  lines  of  business  that  may not be  widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental  stage  companies,  without revenues or operating income,  or the  near-term  prospects  of them.  Many  IPOs are by  small-  or micro-cap companies that are undercapitalized.

RISKS OF INVESTING IN SPECIAL  SITUATIONS.  Periodically,  an Underlying  Fund
might use aggressive  investment  techniques.  These might include  seeking to benefit from what the portfolio manager perceives to be "special  situations,"
such as  mergers,  reorganizations,  restructurings  or other  unusual  events expected  to affect a  particular  issuer.  However,  there is a risk that the change or event  might not occur,  which  could have a negative  impact on the price of the issuer's  securities.  The Underlying Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

o     Cyclical  Opportunities.  Some of the Underlying  Funds may also seek to take  advantage of changes in the  business  cycle by investing in companies  that are  sensitive  to those  changes  if the  Manager believes  they have growth  potential.  An  Underlying  Fund might sometimes  seek to take tactical  advantage of  short-term  market movements or events  affecting  particular  issuers or industries.
      There is a risk that if the event does not occur as expected,  the value of the stock  could  fall,  which in turn could  depress the
      Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE  SECURITIES.  One of the  Underlying  Funds,
Oppenheimer  Real  Estate  Fund  ("Real  Estate  Fund"),   expects  to  invest
primarily in common stocks and other equity  securities  issued by real estate companies.  The main risk is that the value of the securities  this fund holds might  decline as a result of the  performance  of individual  securities,  an overall  decline  in the stock  markets or a general  decline  in real  estate markets.  Other risks include:  extended  vacancies of  properties,  increased competition,  increases in property taxes and operating  expenses,  changes in zoning laws,  losses due to costs resulting from the clean-up of environmental problems,  liability to third parties for damages resulting from environmental problems,  casualty or condemnation  losses,  limitations on rents, changes in neighborhood  values and the appeal of properties  to tenants,  and changes in interest  rates.  For more  information  about the risks of  investing in real estate  securities,  you can request a  prospectus  of the Real Estate Fund by calling  toll-free  1.800.CALL  OPP  (225.5677) or downloading a prospectus on the OppenheimerFunds website: www.oppenheimerfunds.com.

o     Real  Estate  Markets  and REIT Risk.  Additionally,  since Real  Estate
      Fund  concentrates  its assets in the real  estate  industry,  the
      Portfolio's  investment in Real Estate Fund will be closely linked to the  performance of the real estate  markets.  Property  values may fall due to increasing  vacancies or declining rents resulting from  unanticipated  economic,  legal,  cultural or  technological developments.  Real Estate  Investment  Trust ("REIT") prices also may drop  because of the failure of  borrowers to pay their loans, a dividend cut, a disruption to the real estate  investment  sales market,  changes in federal or state taxation  policies  affecting
      REITs or poor management.  The REIT investment universe,  which is
      approximated   by  the   National   Association   of  Real  Estate
      Investment  Trusts(R)("NAREIT") Index, is comprised of roughly 192 companies  ranging in market  capitalization  from $3.0 million to
      $17.6  billion (as of July 31,  2005),  with an  aggregate  market capitalization of approximately $238.8 billion.

o     Small REIT  Companies.  As of July 31,  2005,  roughly 5.1% of the REITs
      currently   outstanding  have  a  market  capitalization  of  $100
      million or less.  Small REIT company shares  therefore can be more volatile than, and perform  differently  from, larger REIT company stocks.  There may be less trading  volume in a smaller  company's stock,  which means that buy and sell  transactions  in that stock could have a larger  impact on the stock's  price than is the case with larger company stocks.  Further,  smaller  companies may have fewer  business  lines;  changes  in any  one  line  of  business, therefore,  may have a greater impact on a small  company's  stock price than is the case for a larger company.

RISKS OF VALUE  INVESTING.  Value  investing  seeks stocks  having prices that are low in relation  to what is believed to be their real worth or  prospects.
Some of the Underlying Funds may seek to realize  appreciation in the value of their  holdings  when other  investors  realize the  intrinsic  value of those stocks.  In  using a value  investing  style,  there is the  risk  that  other investors  will  not view  securities  as  undervalued,  and  they  might  not appreciate in value as the Portfolio Manager(s) anticipates.

RISKS  OF  FOREIGN   INVESTING.   While  foreign   securities   offer  special
investment  opportunities,  there are also  special  risks  that can reduce an
Underlying  Fund's share prices and returns.  The change in value of a foreign currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of  securities  denominated  in that  foreign  currency.  Currency  rate changes can also affect the  distributions  an Underlying  Fund makes from the income it receives from foreign  securities as foreign  currency values change against the U.S. dollar.  Foreign  investing can result in higher  transaction and operating costs for the Underlying  Fund.  Foreign issuers are not subject to the same  accounting and disclosure  requirements  that U.S.  companies are subject to.

      The value of foreign  investments  may be affected  by exchange  control regulations,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary  policy in the U.S. or abroad,  or other  political  and  economic factors.

o     Special  Risks  of  Emerging  and  Developing  Markets.   Securities  in
      emerging and  developing  markets  present risks not found in more mature markets.  Those securities may be more difficult to sell at an  acceptable  price and their prices may be more  volatile  than securities of issuers in more  developed  markets.  Settlements of trades may be subject  to  greater  delays so that the  Underlying
      Fund may not  receive  the  proceeds  of a sale of a security on a timely basis.

      Emerging  markets  might  have  less  developed  trading  markets, exchanges and legal and  accounting  systems.  Investments  may be
      subject   to  greater   risks  of   government   restrictions   on
      withdrawing  the sales  proceeds of  securities  from the country.
      Economies  of  developing  countries  may  be  more  dependent  on relatively few industries  that may be highly  vulnerable to local and global  changes.  Governments may be more unstable and present greater  risks  of  nationalization  or  restrictions  on  foreign ownership of securities of local companies.  These investments may be substantially  more volatile than debt securities of issuers in
      the  U.S.  and  other   developed   countries   and  may  be  very
      speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or
Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York
Stock Exchange (the "NYSE") that day, when the Portfolio's and Underlying
Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Portfolio's and Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

SECTOR ALLOCATION RISKS. One of the Underlying  Funds,  Oppenheimer  Strategic
Income  Fund,  invests  mainly in debt  securities  of issuers in three market sectors:  foreign governments and companies,  U.S.  government  securities and lower-rated  high-yield  securities  of U.S. and foreign  companies  (commonly called "junk bonds"). In allocating  Strategic Income Fund's investments among the three principal  sectors in which Strategic Income Fund invests to seek to take  advantage  of the  lack  of  correlation  of the  performance  of  these sectors,  the Manager's  expectations about the relative  performance of those sectors may be inaccurate,  and Strategic  Income Fund's returns might be less than other funds using similar strategies.

RISKS  OF  NON-DIVERSIFICATION.  Two  of the  funds  listed  in the  "Tactical
Allocation  Component"  discussion (under the heading "What Does the Portfolio
Mainly Invest In?"),  Oppenheimer Gold & Special Minerals Fund and Oppenheimer
International  Bond Fund are  "non-diversified"  under the Investment  Company
Act. Accordingly,  these funds can invest a greater portion of their assets in the debt  securities  of a single  issuer  than  "diversified"  funds.  To the extent that these funds invest a relatively  high  percentage  of their assets in the  securities  of a single issuer or a limited  number of issuers,  these funds are subject to additional  risk of loss if those  securities lose market value.

HOW RISKY IS THE PORTFOLIO OVERALL? All investments and investment  strategies have risks.  The risks  described  above  collectively  form the overall  risk profile  of the  Portfolio  and  may  affect  the  value  of  the  Portfolio's investments,  its  investment  performance  and  the  prices  of  its  shares.
Investors  in this  Portfolio  should  be  willing  to  assume  the  risks  of short-term  price  fluctuations  that are typical  for a portfolio  that has a larger  percentage of its assets  invested in equity  securities than in fixed income  securities.  The  Portfolio  is intended  as a  long-term  investment.
While it may be  appropriate  for a portion of a retirement  plan  investment, the  Portfolio  is not a complete  investment  program.  There is no assurance that the  Portfolio  or the  Underlying  Funds will achieve  their  investment objectives.  When you redeem your shares,  they may be worth more or less than what  you  paid  for  them.  These  risks  mean  that  you can  lose  money by investing in the Portfolio.

AFFILIATED  PORTFOLIO  RISK. In managing the Portfolio,  the Manager will have authority  to select and  substitute  Underlying  Funds.  The  Manager  may be subject to  potential  conflicts  of interest in  selecting  Underlying  Funds because the fees paid to it by some Underlying  Funds are higher than the fees paid by other  Underlying  Funds.  However,  the Manager is a fiduciary to the
Portfolio  and  is  legally  obligated  to  act in  its  best  interests  when selecting Underlying Funds.

Portfolio  Turnover.  A change  in the  securities  held by the  Portfolio  is known  as  "portfolio  turnover."  The  Portfolio  or an  Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover  rate (for  example,  over 100%).  If the
Portfolio  or   Underlying   Fund   realizes   capital  gains  when  it  sells
investments,   it  must  generally  pay  those  gains  out  to   shareholders,
increasing their taxable  distributions.  Increased portfolio turnover creates higher  brokerage  and  transaction  costs for the  Portfolio  (and may reduce performance).  However, most of the Portfolio's portfolio  transactions should
involve  trades  in  the  Underlying   Funds  that  do  not  entail  brokerage
commissions.

------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio commenced operations on April 5, 2005, prior performance information for a full calendar year is not yet available. Please remember that the Portfolio is intended to be a long-term investment and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. In addition, the Portfolio will indirectly bear its pro-rata share of the expenses of the
Underlying Funds in which it invests. Shareholders pay other expenses directly, such as sales charges.  The numbers below are based on the
Portfolio's expenses during its partial fiscal year ended January 31, 2006.

Shareholder Fees (charges paid directly from your investment):

                                  Class A   Class B  Class C  Class N  Class
                                  Shares     Shares   Shares   Shares  Y
                                                                       Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering        5.75%      None     None     None    None
price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load)                            None(1)    5%(2)    1%(3)    1%(4)    None
(as % of the lower of the
original offering price or

redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                    Class A   Class B  Class C   Class N  Class Y
                                    Shares     Shares   Shares    Shares   Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees                      0.00%     0.00%     0.00%    0.00%    0.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Distribution and/or Service          0.25%     0.99%     0.99%    0.49%    0.00%
(12b-1) Fees

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(5)                    0.21%     0.28%     0.24%    0.14%    0.23%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset Allocation Fee                 0.10%     0.10%     0.10%    0.10%    0.10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Portfolio Operating Expenses         0.56%     1.37%     1.33%    0.73%    0.33%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Underlying Fund Operating            0.72%     0.72%     0.72%    0.72%    0.72%
Expenses

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Annual Portfolio and

Underlying Fund Operating            1.28%     2.09%     2.05%    1.45%    1.05%

Expenses(6)
-----------------------------------------------------------------------------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly incurred by the Portfolio and the Underlying Fund Operating  Expenses incurred indirectly  by  the  Portfolio  through  its  investments  in  shares  of  the
Underlying  Funds.  The  expenses  of the  Underlying  Funds  are  based on an estimate of the total  annual  expense  ratio,  without  giving  effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the  Portfolio expects to invest during its current  fiscal year.  In addition,  any material changes to the  Portfolio's  asset  allocation in the  Underlying  Funds could increase or decrease the Underlying Fund Operating Expense.

The  "Management  Fees" in the table above  reflect the fact that there are no such fees paid directly by the  Portfolio,  except that the Portfolio pays the
Asset Allocation Fee listed in the table directly from its assets.

1. A contingent  deferred sales charge may apply to redemptions of investments of $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of
  Class A shares. See "How to Buy Shares" for details.
2. Applies to  redemptions  in the first year after  purchase.  The contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5. The transfer agent has voluntarily  undertaken to limit transfer agent fees paid  directly  by the  Portfolio  to 0.35% of average net assets per fiscal year for all classes.  This  undertaking  may be amended or withdrawn at any time.

6.    After the  transfer  agent  waiver  and fee waiver  described  above the actual  "Portfolio  Operating  Expenses"  were  0.55% for Class A, 1.34% for
  Class B, 1.31% for Class C, 1.44% for Class N and 0.93% for Class Y.
7. The Manager has  voluntarily  undertaken  to limit these  expenses  for all classes  of  shares so that  Total  Annual  Portfolio  and  Underlying  Fund
  Operating  Expenses  as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.45%,  2.20%,  2.20%,  1.70% and 1.20%, for  Class A,  Class B,  Class C,  Class N, and Class Y,  respectively.  The
  Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those expense  limitations  do not include  Extraordinary
  Expenses  and other  expenses  not  incurred in the  ordinary  course of the
  Portfolio's  business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse  Portfolio expenses in excess of indirect management fees earned from  investments in Underlying  Funds to assure that expenses do not exceed those limits.
8.    After the  transfer  agent  waiver  and fee waiver  described  above the actual "Total Annual Portfolio and Underlying Fund Operating  Expenses" were
  1.27% for Class A,  2.06% for Class B,  2.03% for Class C, 1.44% for Class N
  and 0.93% for Class Y.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the  Portfolio  with the cost of investing in other mutual funds.
The examples,  which are based on the Total Annual  Portfolio  and  Underlying
Fund Operating  Expenses,  assume that you invest $10,000 in a class of shares of the  Portfolio for the time periods  indicated and reinvest your  dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that you keep your  shares.
Both examples also assume that your  investment  has a 5% return each year and that the class's operating  expenses remain the same. Your actual costs may be higher or lower because  expenses will vary over time.  Based on these expense assumptions your expenses would be as follows:

                         -------------------------------------

If shares are redeemed:  10 Years  3 Years                                     5 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $629      $745     $871    $1,238

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $640      $737     $955    $1,227

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $236      $424     $734    $1,612

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $175      $234     $407     $910

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $34      $106     $186     $419

                         -------------------------------------

If shares are not         1 Year   3 Years
redeemed:                10 Years                                              5 Years

--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares            $1,238     $745                                        $871

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $140      $437     $755    $1,227

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $136      $424     $734    $1,612

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares              $75      $234     $407     $910

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $34      $106     $186     $419

In the first  example,  expenses  include the Class A initial sales charge for
Class A and the  applicable  Class B, Class C or Class N  contingent  deferred sales  charges.  In the second  example,  Class A expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not  include  contingent deferred sales charges.

About the Portfolios' Investments

THE PORTFOLIOS'  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The allocation of the  different  types of  investments  will  vary  over  time  based  upon the
Manager's  evaluation of economic and market trends.  The Portfolios might not always  include all of the different  types of  investments  described in this
Prospectus.  The  Statement of Additional  Information  contains more detailed information about the Portfolios' investment policies and risks.

      The  Manager  may try to  reduce  risks by  allocating  the  Portfolios'
investments in certain  Underlying Funds to seek income.  However,  changes in the  overall  market  prices of debt  securities  and the income  they pay can occur  at any  time,  and  the  Portfolios'  share  prices  and  income  could fluctuate.
INVESTMENTS   IN  OTHER  MUTUAL  FUNDS.   Under  normal   circumstances,   the
Portfolios invest mainly in shares of the Underlying  Funds.  These Underlying
Funds  were  chosen  based on the  Manager's  determination  that  they  could provide long term growth of capital  and/or  current  income.  The  objectives and  policies of the  Underlying  Funds may change  from time to time  without need for  approval by the  Portfolios'  shareholders.  Additional  information about the  Underlying  Funds is contained  in the  respective  Prospectus  and
Statement of  Additional  Information  for each  Underlying  Fund. To obtain a prospectus of any of the Underlying  Funds,  simply call the toll-free  number listed on the back cover of this Prospectus.

INVESTMENTS IN EQUITY  SECURITIES.  Some of the Underlying Funds can invest in equity  securities  of both  foreign  and U.S.  companies.  Equity  securities include common stocks,  preferred stocks, rights and warrants,  and securities convertible into common stock. Some of the Underlying  Funds'  investments can include  stocks  of  companies  in any  market  capitalization  range,  if the
Manager  believes the  investment is  consistent  with the  Underlying  Fund's objective.  Small-cap  growth  companies may offer greater  opportunities  for capital  appreciation  than securities of large,  more established  companies.
However,  these  securities  also involve  greater  risks than  securities  of larger companies.  Securities of small  capitalization  issuers (as defined in the Underlying  Fund's  prospectus) may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.  Therefore,  to the degree that an Underlying Fund has  investments in smaller  capitalization companies  at times of  market  volatility,  a  Portfolio's  share  price  may fluctuate more.

U.S. GOVERNMENT  SECURITIES.  Not all of the U.S.  government  securities that some of the  Underlying  Funds buy are  backed by the full faith and credit of
the  U.S.   government  as  to  the  payment  of  interest  and  repayment  of principal.  Some are  backed  by the right of the  entity  to borrow  from the
U.S.  Treasury.  Others are backed only by the credit of the  instrumentality.
Securities  of U.S.  government-sponsored  entities are not backed by the full faith  and  credit of the U.S.  government.  All of these  different  types of securities  described  below are  generally  referred  to as "U.S.  government securities" in this Prospectus.

o     U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
      maturities  of one year or less when  issued),  Treasury  notes  (having maturities of more than one year and up to ten years when  issued),  and
      Treasury  bonds (having  maturities of more than ten years when issued).
      Treasury  securities  are  backed by the full  faith  and  credit of the
      United  States  government,  as to the timely  payments of interest  and repayments  of  principal.  Some of the  Underlying  Funds  can buy U.S.
      Treasury  securities  that have been  "stripped"  of their  coupons  and zero-coupon securities.

o     Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
      Instrumentalities.     These    include    direct     obligations    and
      mortgage-related   securities  that  have  different  levels  of  credit
      support from the U.S.  government.  Some are supported by the full faith and credit of the U.S. government,  such as Government National Mortgage
      Association  ("Ginnie Mae")  pass-through  mortgage  certificates.  Some are  supported  by the  right  of the  issuer  to  borrow  from the U.S.
      Treasury under certain circumstances,  such as Federal National Mortgage
      Association  ("Fannie  Mae")  bonds.  Others are  supported  only by the credit  of the  entity  that  issued  them,  such as  Federal  Home Loan
      Mortgage Corporation ("Freddie Mac") obligations.

o     Mortgage-Related  U.S.  Government  Securities.  These include interests in pools of  residential  or commercial  mortgages,  in the form of CMOs and  other  "pass-through"  mortgage  securities.  CMOs  that  are  U.S.
      government  securities have collateral to secure payment of interest and principal.  They  may be  issued  in  different  series  with  different interest rates and  maturities.  The collateral is either in the form of mortgage  pass-through  certificates  issued  or  guaranteed  by a  U.S.
      agency  or   instrumentality   or  mortgage  loans  insured  by  a  U.S.
      government agency. CMOs and other types of  mortgage-related  securities may be considered to be  derivative  investments.  The prices and yields of CMOs are  determined,  in part, by  assumptions  about the cash flows from  the rate of  payments  of the  underlying  mortgages.  Changes  in interest  rates  may  cause the rate of  expected  prepayments  of those mortgages  to  change.  These  prepayment  risks can make the  prices of
      CMOs very volatile when interest  rates  change.  That  volatility  will affect a Portfolio's share prices.

MORTGAGE-RELATED  SECURITIES.  Investments in mortgage-related  securities are subject to special risks of  unanticipated  prepayment.  The risk is that when
interest   rates  fall,   borrowers   under  the  mortgages  that  underlie  a
mortgage-related  security some of the Underlying  Funds own will prepay their mortgages  more quickly than  expected,  causing the issuer of the security to prepay  the  principal  to those  Underlying  Funds  prior  to the  security's expected maturity.  Securities subject to prepayment risk,  including the CMOs and other  mortgage-related  securities that some of the Underlying  Funds can buy,  generally offer less potential for gains when prevailing  interest rates fall,  and have  greater  potential  for loss when  interest  rates rise.  The impact of  prepayments  on the price of a security may be difficult to predict and may increase the  volatility  of the price.  Additionally,  an  Underlying
Fund  may  buy   mortgage-related   securities   at  a  premium.   Accelerated
prepayments  on those  securities  could  cause an  Underlying  Fund to lose a portion of its principal  investment  represented by the premium an Underlying
Fund paid.

If interest  rates rise  rapidly,  prepayments  may occur at slower rates than expected,  which could have the effect of lengthening the expected maturity of a short- or  medium-term  security.  That could  cause its value to  fluctuate more  widely in response to changes in  interest  rates.  In turn,  this could cause the value of a Portfolio's shares to fluctuate more.

MONEY  MARKET  INSTRUMENTS.  Some of the  Underlying  Funds can also invest in
"money market  instruments."  These  include U.S.  Government  securities  and high-quality  corporate  debt  securities  having a remaining  maturity of one year or less. They also include commercial paper,  other short-term  corporate
debt   obligations,   certificates  of  deposit,   bankers'   acceptances  and
repurchase  agreements.  They  do not  generate  capital  growth  if  held  to maturity.

OTHER DEBT  SECURITIES.  While some of the Underlying  Funds invest  primarily in  investment-grade  debt securities,  they may not be required to dispose of debt  securities  that fall below  investment  grade after an Underlying  Fund buys them.  However,  the portfolio  managers  will monitor those  holdings to determine  whether the  Underlying  Fund should  sell them.  While  securities rated  "Baa" by Moody's  or "BBB" by S&P are  considered  "investment  grade,"
they have some speculative characteristics.

While  investment-grade  securities  are  subject to risks of  non-payment  of
interest  and  principal,  in  general,   higher-yielding  lower-grade  bonds,
whether   rated  or  unrated,   have  greater   risks  than   investment-grade
securities.  There may be less of a market for them and therefore  they may be harder to value and sell at an  acceptable  price.  These  risks can  reduce a
Portfolio's share price and the income it earns.

o     Private-Issuer  Securities.  Some of the Underlying  Funds can invest in securities  issued by private issuers that do not offer the credit backing of the U.S.  government.  These include  multi-class  debt or pass-through  certificates  secured by mortgage loans. They may be  issued  by banks,  savings  and  loans,  mortgage  bankers  or special  trusts.  The  Underlying  Funds  may buy  other  types of asset-backed  securities  collateralized  by loans or other assets or  receivables.  Private-issuer  mortgage-backed  securities  are subject  to the  credit  risks  of the  issuers  (as  well  as the interest rate risks and prepayment risks discussed  above).  There is the risk that  private  issuers may not make timely  payment of interest  or repay  principal  when due,  although  in some  cases those  payment  obligations  may  be  supported  by  insurance  or guarantees.

CONVERTIBLE   SECURITIES.   Some  of  the  Underlying   Funds  may  invest  in
convertible  securities  which  include  domestic  and (to a  limited  extent)
foreign  corporate  bonds,  notes,  warrants and preferred  stocks that can be exchanged  for  (converted  into)  common  stock  of the  issuer.  Some of the
Underlying Funds may also invest in lower-grade,  high-yield  convertible debt securities, sometimes called "junk bonds."

The Underlying  Funds may not have any  limitations on the range of maturities of the debt  securities  in which they can invest and therefore may hold bonds with  short-,  medium-  or  long-term  maturities.  In  addition,  some of the
Underlying Funds do not limit their  investments to securities of issuers in a particular market  capitalization  range and can hold securities of small-cap, medium-cap  and  large-cap  issuers  (as  defined  in  the  Underlying  Fund's prospectus).

o     Convertible  Preferred  Stock.  Unlike  common  stock,  preferred  stock typically has a stated  dividend rate.  When  prevailing  interest rates rise,  the value of preferred  stock having a fixed dividend rate  tends  to  fall.  The  right  to  payment  of  dividends  on preferred  stock  generally  is  subordinate  to the rights of the company's  debt  securities.  Preferred  stock  dividends  may  be cumulative  (they remain a liability of the company until paid) or non-cumulative.

      Some  convertible  preferred  stock  with a  mandatory  conversion feature has a set call price to buy the  underlying  common stock.
      If the underlying  common stock price is less than the call price, the  holder  will pay more for the  common  stock  than its market price.  The issuer  might  also be able to redeem the stock  prior to  the  mandatory  conversion  date,  which  could  diminish  the potential for capital appreciation on the investment.

o     "Mandatory-Conversion"   Securities.   These   securities   may  combine
      features of both equity and debt  securities.  Normally  they have a  mandatory  conversion  feature  and  an  adjustable  conversion
      ratio.   One  type  of  mandatory   conversion   security  is  the
      "equity-linked"  debt  security,  having  a  principal  amount  at maturity  that depends on the  performance  of a specified  equity security,  such as the  issuer's  common  stock.  Their values can also be affected by interest  rate changes and credit risks of the issuer.  They  may  be  structured  in a  way  that  limits  their potential  for capital  appreciation  and the entire  value of the security may be at risk of loss  depending on the  performance  of the  underlying  equity  security.  Since  the  market  for  these securities is still  relatively  new, they may be less liquid than other convertible securities.

HIGH-YIELD,  LOWER-GRADE  DEBT  SECURITIES.  Some of the Underlying  Funds may
purchase lower-grade,  high-yield debt securities of U.S. and foreign issuers, including bonds,  debentures,  notes,  preferred  stocks,  loan  participation
interests  and   "structured"   notes  described   below,   and   asset-backed
securities,  among  others.  Some  of  the  Underlying  Funds  may  invest  in securities  rated  as low as "C" or  "D" or  which  include  high-yield  bonds commonly  called  "junk  bonds,"  and  may  be in  default  at  the  time  the
Underlying  Funds buy them.  While  securities rated "Baa" by Moody's or "BBB"
by  S&P  are  considered   "investment  grade,"  they  have  some  speculative
characteristics.  Some  Underlying  Funds  may  invest in debt  securities  of issuers in both developed and emerging markets throughout the world.

o     Special  Risks  of  Lower-Grade   Securities.   While   investment-grade
      securities  are subject to risks of  non-payment  of interest  and principal, in general,  higher-yielding lower-grade bonds, whether
      rated  or  unrated,   have  greater  risks  than  investment-grade
      securities.  There may be less of a market for them and  therefore they may be harder to sell at an  acceptable  price.  These  risks mean that the  Underlying  Funds might not  achieve  the  expected income from  lower-grade  securities,  and that a Portfolio's  net asset  value per share  could be  affected by declines in value of these securities.

"STRUCTURED"  NOTES. Some of the Underlying Funds can buy "structured"  notes, which are  specially-designed  debt  investments  with  principal  payments or interest  payments  that  are  linked  to the  value  of an  index  (such as a currency or securities  index) or commodity.  The terms of the  instrument may be  "structured"  by the  purchaser  (the  Underlying  Fund) and the  borrower issuing the note.

The values of these  notes will fall or rise in response to the changes in the values of the  underlying  security or index.  They are subject to both credit and interest rate risks and  therefore an  Underlying  Fund could receive more or less than it originally  invested when the notes mature or it might receive less interest than the stated coupon payment if the  underlying  investment or index does not perform as  anticipated.  Their values may be very volatile and they may have a limited trading market,  making it difficult for an Underlying
Fund to value or sell its investment at an acceptable price.

DERIVATIVE   INVESTMENTS.   The  20%  tactical  allocation  component  of  the
Portfolio  and  some  of the  Underlying  Funds  can  invest  in a  number  of different kinds of "derivative"  investments.  Options, futures, interest rate swaps,  structured  notes,  forward  contracts,  asset-backed  securities  and mortgage-related  securities  are some  examples of  "derivative  investments"
that may be used.  In addition  to using  derivatives  to hedge risk,  the 20%
tactical  allocation  component of the  Portfolio  and some of the  Underlying
Funds can use other  derivative  investments  because they offer the potential for  increased  income and  principal  value.  "Hybrid  instruments"  that are commodity-linked derivative investments,  mainly structured notes, may also be employed.

Commodity-linked  derivative  investments  provide  investors with exposure to the investment returns of "real assets" that trade in the commodities  markets
without  investing  directly  in  physical  commodities.   "Real  assets,"  as
opposed to stocks or bonds, are assets that have tangible properties,  such as oil, livestock, and agricultural or metal products.

If the issuer of a  derivative  investment  does not pay the amount  due,  the
Portfolio  might lose money on its investment.  Also, the underlying  security of  investment  on which the  derivative  is based on the  derivative  itself, might not perform the way the  Manager  expected it to perform,  in which case the  Portfolio  will get less  income  than  expected  or its  hedge  might be
unsuccessful,   and  its  share  prices  could  fall.  Using  derivatives  can increase  the  volatility  of the  Portfolio's  share prices and can cause the
Portfolio  to  lose  money  on  its  investments.   Some  derivatives  may  be
illiquid,  making it difficult  for them to be sold  quickly at an  acceptable price.

CYCLICAL  OPPORTUNITIES.  Some  of the  Underlying  Funds  may  seek  to  take advantage of changes in the business  cycle by investing in companies that are
sensitive  to  those  changes  if  the  Manager   believes  they  have  growth
potential.  For  example,  when the  economy is  expanding,  companies  in the consumer  durables and technology  sectors might benefit and present long-term growth  opportunities.  These  Underlying  Funds  may  try  to  take  tactical advantage  of  short-term  market  movements  or events  affecting  particular issuers  or  industries.  If  those  events  do not  occur,  the  value of the
Underlying Funds' investments could decline.

INDUSTRY AND REGIONAL  FOCUS.  At times,  some of the  Underlying  Funds might increase the relative emphasis of their  investments in a particular  industry or group of  industries  or in a  particular  region of the  world.  Stocks of issuers in a  particular  industry  or region  might be affected by changes in economic conditions or by changes in government  regulations,  availability of basic  resources  or supplies,  or other  events that affect that  industry or region  more than  others.  If an  Underlying  Fund has a greater  emphasis on investments  in a particular  industry or group of industries  or region,  its share values may fluctuate in response to events  affecting  those  industries or that region.

REAL  ESTATE  COMPANIES.  A real estate  company is one that  derives at least
50% of its revenues from the ownership,  construction,  financing,  management or sale of  commercial,  industrial,  or  residential  real estate;  or has at least 50% of its assets in such real estate. Under normal circumstances,  some of the  Underlying  Funds may invest in the equity  securities  of real estate companies.  These equity  securities  may consist of common stocks  (including
REIT  shares),  rights or  warrants  to  purchase  common  stocks,  securities convertible  into common stocks where the conversion  feature  represents,  in the  Manager's  view, a  significant  element of the  securities'  value,  and preferred stocks.

REAL ESTATE  INVESTMENT  TRUSTS  ("REITs").  Some of the Underlying  Funds may
invest in  shares  of  REITs.  REITs  pool  investors'  funds  for  investment primarily in  income-producing  real estate or real estate related to loans or interests.  A REIT is not  taxed on income  distributed  to  shareholders  if, among other things,  it distributes to its shareholders  substantially  all of its taxable  income  (other than net capital  gains) for each taxable year. As a result,  REITs tend to pay relatively  higher  dividends than other types of companies.

Types of REITs.  REITs can generally be  classified as Equity REITs,  Mortgage
REITs and Hybrid REITs.  Equity REITs are  companies  that invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Mortgage  REITs invest the majority of their assets in real estate  mortgages  and derive their  income  primarily  from  interest payments.  Hybrid REITs combine the  characteristics  of both Equity REITs and
Mortgage REITs.

TECHNOLOGY  COMPANIES.  Some of the Underlying  Funds may invest in the stocks of  emerging  technology  companies.  These  companies  can range from  small, newly-established  companies to large, established  corporations.  Investments in  technology  may cause  share  prices to  fluctuate  in  response to events
affecting  that  market  segment.   Some   Underlying   Funds  may  invest  in
industries  such as (but not  limited  to):  aerospace/defense;  broadcasting;
cable  television;   communications  equipment;  computer  hardware;  computer
software;      electronics;     health     care/supplies     and     services;
pharmaceuticals/drug       development;        information       technologies;
telecommunication; and wireless.

SMALL  CAPITALIZATION  STOCK  INVESTMENTS.  Some of the  Underlying  Funds may
invest in small  capitalization  companies,  including those that have been in operation  for a  relatively  short  period.  Small-cap  companies  tend to be companies  that are  developing  new  products  or  services  that the Manager believes have relatively favorable  prospects,  or that are expanding into new and growing markets.  These  Underlying  Funds may have market  capitalization parameters  they use to define a  small-cap  issuer.  An  Underlying  Fund may measure that  capitalization at the time it buys the security,  and it may not be required to sell the  security if the issuer's  capitalization  grows above the market  capitalization  parameter used by that Underlying Fund. Over time, the Underlying  Funds may change the range of asset  capitalizations  they use to define small-cap issuers, as market conditions change.

Emerging  growth  companies  may offer new  products  or  services  that might enable  them to capture a dominant  or  important  market  position.  They may have a special  area of  expertise  or the  capability  to take  advantage  of changes in  demographic  factors in a more  profitable  way than larger,  more established companies.

While smaller  capitalization  companies may have  potential for rapid growth, they  often are  subject  to higher  risks  because  they lack the  managerial experience,  financial  resources,  product  diversification  and  competitive strengths  of  larger,  more  established  companies.  In  addition,  in  many instances,  the securities of smaller companies are traded over-the-counter or on a regional securities  exchange,  where the frequency and volume of trading is  substantially  less than is typical  for  securities  of larger  companies traded on national securities exchanges.  Therefore, the securities of smaller companies may be subject to wider price  fluctuations  and may be less liquid.
If an  Underlying  Fund  were  to try to sell  large  positions  in  small-cap stocks,  it might have to sell them at discounts  from quoted  prices or might have to make a series  of small  sales  over an  extended  period of time that might result in less favorable prices than in a block sale.

MID-CAP STOCK  INVESTMENTS.  Mid-cap  companies are those that have  completed their initial start-up cycle,  and in many cases have established  markets and developed  seasoned  management  teams.  The Underlying  Funds may have market
capitalization   parameters  they  use  to  define  a  mid-cap  issuer.  These
Underlying  Funds may  measure  that  capitalization  at the time they buy the security,  and they may not be required to sell the  security if the  issuer's capitalization  grows above a certain market  capitalization  parameter.  Over time, the Underlying Funds may change the range of asset  capitalizations they use to define mid-cap issuers, as market conditions change.

The portfolio  manager(s)  searches for stocks of mid-cap  companies that have the financial  stability  approximating  that of larger companies and the high growth potential  associated with smaller companies.  The portfolio manager(s)
will not normally  invest in stocks of companies  in  "turnaround"  situations until the company's operating characteristics have improved.

In general,  growth  companies  tend to retain a large part of their  earnings for research,  development or investment in capital  assets.  Therefore,  they do not tend to emphasize paying  dividends,  and may not pay any dividends for some time.  They are generally  selected for the  Underlying  Fund because the
Manager believes the price of the stock will increase over the long term.

The  Underlying  Funds may measure the market  capitalization  of an issuer at the time of  investment to determine if it fits within the  Underlying  Fund's mid-cap  definition.  Because the relative sizes of companies change over time as the stock market  changes,  an  Underlying  Fund's  definition of what is a
"mid-cap"   company  may  change  over  time  as  well.  Also,  as  individual
companies  grow,  they  may  no  longer  fit  within  the  Underlying   Fund's
definition of a "mid-cap"  issuer after an  Underlying  Fund buys their stock.
While the  Underlying  Funds may not be required  to sell stocks of  companies whose  market  capitalizations  grow  beyond  the  Underlying  Funds'  mid-cap definition,  an Underlying  Fund's portfolio  manager might sell some of those holdings to try to lower the median  capitalization of its portfolio (measured on a dollar weighted  basis).  This could cause the Underlying Fund to realize capital gains on its investments,  which could increase taxable  distributions to  shareholders.  Of course,  there is no assurance  that mid-cap stocks will grow in value.

LARGE-CAP   STOCK   INVESTMENTS.   The   Underlying   Funds  may  have  market
capitalization   parameters  they  use  to  define  a  large-cap  issuer.  The
Underlying  Funds may  measure  that  capitalization  at the time they buy the security,  and they may not be required to sell the  security if the  issuer's capitalization  grows above a certain market  capitalization  parameter.  Over time, the Underlying Funds may change the range of asset  capitalizations they use to define large-cap issuers, as market conditions change.

The stock  prices  of  large-cap  issuers  tend to be less  volatile  than the prices  of  mid-cap  and  small-cap  companies  in the short  term,  but these companies  may not  afford  the  same  growth  opportunities  as  mid-cap  and small-cap companies.

INVESTING IN INITIAL PUBLIC  OFFERINGS  (IPOs).  Some of the Underlying  Funds
may purchase  shares in IPOs.  The Manager  generally  allocates IPO purchases among the  various  funds  that it  advises,  for which that IPO is a suitable investment  and one that the  Underlying  Funds  want to  acquire.  Due to the potentially  small  relative  amount  of an  IPO  allocation  available  to an
Underlying  Fund,  the  Underlying  Fund might not be able to purchase as many shares of an IPO as it requests.  Because of the volatility of IPO shares,  an
Underlying  Fund  might hold these  shares  for only a very short  time.  This could increase the turnover of an Underlying Fund and increase its expenses.

GROWTH STOCK  INVESTMENTS.  Some of the Underlying  Funds may invest in common stocks of companies that the Manager  believes have growth  potential.  Growth companies  can be new or  established  companies  that may be  developing  new products or services that have  relatively  favorable  prospects,  or that are expanding into new and growing markets.  Current examples include companies in the fields of  telecommunications,  biotechnology,  computer software, and new consumer products.

Growth  companies  tend to retain a large part of their earnings for research, development or investment in capital  assets.  Therefore,  they do not tend to emphasize  paying  dividends,  and may not pay any  dividends  for some  time.
They may be selected for an Underlying  Fund because the Manager  believes the price of their stock will increase over the long term. However,  growth stocks may be more  volatile than other stock  investments.  They may lose favor with investors if the issuer's  business plans do not produce the expected results, or if growth  investing falls out of favor with  investors.  Growth stocks may be  subject  to more  volatility  because of  investor  speculation  about the issuer's prospects.

FOREIGN  SECURITIES.  The foreign  securities some of the Underlying Funds may buy include stocks and other equity  securities of companies  organized  under the laws of a foreign country or companies that have a substantial  portion of their  operations or assets abroad,  or derive a substantial  portion of their revenue or profits  from  businesses,  investments  or sales  outside the U.S.
Foreign  securities  include securities traded primarily on foreign securities exchanges or in foreign  over-the-counter  markets.  The Underlying  Funds may consider  securities  of  foreign  issuers  that are  represented  in the U.S.
securities  markets  by  American  Depository  Receipts  ("ADRs")  or  similar depository  arrangements  to be  "foreign  securities"  for  purposes of their investment allocations.

Some Underlying  Funds may buy a variety of debt securities  issued by foreign governments and companies,  as well as "supra-national"  entities, such as the
World  Bank.  They  may  include  bonds,   debentures  and  notes,   including
derivative  investments.  These Underlying Funds may buy foreign currency only in  connection  with the purchase and sale of foreign  securities  and not for speculation.

INVESTING IN SMALL,  UNSEASONED  COMPANIES.  Some of the Underlying  Funds may
invest in small,  unseasoned companies.  These are companies that have been in
operation   less  than  three  years,   including   the   operations   of  any
predecessors.  These securities might have limited  liquidity and their prices can be very volatile.

OTHER  INVESTMENT   STRATEGIES.   To  seek  the  objectives  of  each  of  the
Portfolios,  the Underlying  Funds may also use the investment  techniques and strategies  described  below.  The  Manager  might not always use all of them.
These  investments  and techniques  have risks,  although some are designed to help reduce overall investment or market risks.

Investing  in  Special  Situations.  At times an  Underlying  Fund  might  use
      aggressive  investment  techniques.   These  might  include  seeking  to
      benefit  from  what  the  portfolio  manager  perceives  to be  "special situations,"  such as mergers,  reorganizations  or other unusual events expected  to affect a  particular  issuer.  However,  there is a risk in investing  in  special  situations  that the  change or event  might not occur,  which could have a negative  impact on the price of the issuer's securities.  The  Underlying  Fund's  investment  might not  produce the expected gains or could incur a loss.

Hedging.  Some of the Underlying  Funds can buy and sell  derivatives  such as futures  contracts,  put and call  options,  and forward  contracts  for
      "hedging"  purposes.  The Underlying  Funds generally have limits on the use of hedging  instruments  and are not required to use them in seeking their objectives.

      Some of  these  hedging  strategies  may  hedge  the  Underlying  Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying  futures and call  options,  may tend to increase the  Underlying
      Fund's exposure to the securities market.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the payment of premiums  and can  increase  portfolio turnover.  If the Manager used a hedging  instrument  at the wrong time, or judged market conditions  incorrectly,  the strategy could reduce the
      Underlying Fund's return.

Temporary Defensive and Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  each of the Underlying  Funds and each of the  Portfolios  can  invest up to 100% of their  assets in  temporary investments  that are inconsistent  with the Underlying  Fund's or Portfolio's principal  investment  strategies.  Generally,  they  would  be  money  market instruments,  short-term debt securities,  U.S.  government  securities,  cash equivalents such as highly-rated  commercial paper, or repurchase  agreements.
They can also include other investment  grade debt securities.  The Underlying
Funds and the Portfolios  may also hold these types of securities  pending the investment of proceeds from the sale of  Underlying  Fund or Portfolio  shares or portfolio securities or to meet anticipated  redemptions of Underlying Fund or Portfolio  shares.  To the extent an Underlying  Fund or Portfolio  invests defensively in these securities, it may not achieve its investment objective.

PORTFOLIO HOLDINGS.  The Portfolios' holdings are included in semi-annual and annual reports that are distributed to shareholders of each Portfolio within
60 days after the close of the period for which such report is being made.
Each Portfolio also discloses its portfolio holdings in its Statement of
Investments on Form N-Q, which is filed with the Securities and Exchange
Commission (the "SEC") no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of each Portfolio are made publicly available no later than 60 days after the close of the
Portfolio's fiscal quarter.

A  description  of the Fund's  policies  and  procedures  with  respect to the
disclosure  of  each  Portfolio's   securities  is  available  in  the  Fund's
Statement of Additional Information.

How the Portfolios are Managed

THE MANAGER. The Manager chooses each Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under investment advisory agreements that state the Manager's responsibilities with respect to each Portfolio.  The agreements set the fees each Portfolio pays to the
Manager and describe the expenses that each Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds, with more than 6 million shareholder accounts.  The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

      Portfolio Managers. The Portfolios are managed by a team of investment professionals including Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and
Caleb Wong (for Active Allocation Fund only), all of whom are Vice Presidents of the Fund.  Messrs. Schadt, Webman, Wolfgruber and Wong have been members of the portfolio management team and the Manager's Asset Allocation Committee since each Portfolio's inception.

      Mr. Schadt is a Vice President, Director of Research in Product Design
and Risk Management of the Manager and an officer of three portfolios in the
OppenheimerFunds complex.  Prior to joining the Manager in February 2002 he was a Director and Senior Quantitative Analyst from 2000 through 2001 at UBS
Asset Management prior to which he was an Associate Director and Senior
Researcher and Portfolio Manager from June 1997 at State Street Global
Advisors.

      Dr. Webman has been Chief Economist of the Manager since 2006; Senior
Investment Officer and Director of the Manager's Fixed Income Investments
since 1999, a Senior Vice President of the Manager since February 1996 and a
Senior Investment Officer and Director of the Manager's Fixed Income
Investments since 1997 and Senior Vice President of HarbourView Asset
Management Corporation since May 1999.  Dr. Webman is a portfolio manager and officer of four other portfolios in the OppenheimerFunds complex.

      Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003 and Chief Investment Officer and Director of the Manager
since July 2003.  He has been Director of HarbourView Asset Management
Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital Management, Inc. since October 2001.  He is also an officer of four other portfolios in the OppenheimerFunds complex.

      Mr. Wong has been a Vice President of the Manager since June 1999 and has worked in fixed-income quantitative research and risk management for the
Manager since July 1996.  He was Assistant Vice President of the Manager from
January 1997 through June 1999. He is an officer of one other portfolio in the OppenheimerFunds complex.

      The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

      Information  on the  portfolio  managers  of  the  Underlying  Funds  is available in the Portfolio  Manager  section of the  respective  Prospectus of each Underlying Fund.

Advisory Fees.  Under the  Investment  Advisory  Agreements,  the Manager will not  charge a  management  fee,  but  rather the  Manager  will  collect indirect  management fees from investments in the Underlying  Funds. The
      estimated   weighted   indirect   management  fees  collected  from  the
      Underlying  Funds,  as a percent  of  average  daily  net  assets of the
      Portfolio are as follows:

      Conservative Investor Fund:         0.62%
      Moderate Investor Fund:       0.61%
      Aggressive Investor Fund:           0.62%
      Active Allocation Fund:       0.61%

      In addition,  the Manager will collect an asset  allocation fee of 0.10%
      of average annual net assets from Active Allocation Fund.

      The Manager has voluntarily  agreed to a total expense limitation on the aggregate amount of combined direct  (fund-of-funds  level) and indirect expenses, as follows:
                                Class A  Class B   Class C    Class N   Class Y

      Conservative Investor Fund 1.25     2.00       2.00      1.50       1.00
      Moderate Investor Fund     1.30     2.05       2.05      1.55       1.05
      Aggressive Investor Fund   1.45     2.20       2.20      1.70       1.20
      Active Allocation Fund     1.45     2.20       2.20      1.70       1.20

      The   limitation   will  be   applied   after   giving   effect  to  any
      reimbursements  by the  Distributor of 12b-1 fees paid by the Portfolios that invest in Class A shares of  Underlying  Funds where Class Y shares are not available for Underlying Funds.

A discussion  regarding  the basis for the Board of Trustees'  approval of the
Fund's  investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended January 31, 2006.

Pending Litigation.  A consolidated and amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York
on January 10, 2005, and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that a Portfolio is appropriate for you. Class B, Class C or
      Class N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of a
      Portfolio automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy
Portfolio shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from a Portfolio or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value.  Each Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying
      Funds' as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of
      Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying
      Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      The Boards of Trustees/Directors have adopted valuation procedures for the Underlying Funds and have delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.
      Fair value determinations by the Manager are subject to review, approval and ratification by the applicable Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the
      Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Underlying Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Underlying
      Funds use fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Underlying Funds'
      portfolio securities, although they may not always be able to accurately determine such values. In addition, the discussion of
      "time-zone arbitrage" describes effects that the Underlying Funds' fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by an Underlying Fund is traded and before the time as of which the
      Underlying Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in good order, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE (normally 4:00 p.m.) and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES  OF  SHARES  DO  THE  PORTFOLIOS  OFFER?  The  Portfolios  offer investors five different  classes of shares.  The different  classes of shares represent  investments in the same  portfolio of  securities,  but the classes are  subject to  different  expenses  and will  likely  have  different  share prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million for regular  accounts or lesser amounts for  certain  retirement  plans).  The amount of that sales  charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares.  Class Y shares  are  offered  only to  certain  institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide which Portfolio is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. A Portfolio's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Portfolios are meant to be long-term investments, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of each Portfolio held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Portfolio receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage     of Concession As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000        5.75%            6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000   or  more   but 5.50%            5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000   or  more   but 4.75%            4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but 3.75%            3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but 2.50%            2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but 2.00%            2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

  Due to rounding,  the actual  sales  charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of each Portfolio by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of a Portfolio at reduced sales charge rates set forth in the table above under each Portfolio's "Right of Accumulation" or a "Letter of Intent." Each Portfolio reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of a Portfolio or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from a Portfolio, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of a Portfolio or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent.   You may also qualify for reduced Class A sales
         charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of a Portfolio or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Portfolio during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter of Intent. Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Portfolios' Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from a Portfolio may be reinvested in shares of such Portfolio or any of the other Oppenheimer funds into which shares of a Portfolio may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of a Portfolio may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of a
         Portfolio can be purchased by exchange of shares of certain other
         Oppenheimer funds on the same basis. Please refer to "How to
         Exchange Shares" in this Prospectus and in the Statement of
         Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix C  to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks: "Access
         Accounts and Services" - "Forms & Literature" - "Order Literature" -
         "Statements of Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks:
         "Research Funds" - "Fund Documents" - "View a description . . .").
         To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of a Portfolio by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2)
         retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The
         Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the
         Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Portfolio in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years  Since   Beginning  of  Month  in Contingent  Deferred  Sales  Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Portfolio in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring a Portfolio's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Portfolio's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  Each Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of a
      Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by a Portfolio.  After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares.  Each
      Portfolio has adopted Distribution and Service Plans for Class B, Class
      C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, each Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares of the Underlying Funds purchased through the
      OppenheimerFunds RecordkeeperPro program, the Distributor will pay the
      Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from a Portfolio on those shares to reimburse
      FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Portfolio account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Portfolio accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Portfolio to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your
      Portfolio account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the proceeds will be sent directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Portfolios, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Portfolio has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of a Portfolio for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth
      IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The
Portfolios let you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the
      Portfolios from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of Portfolio shares in your plan account.

Receiving Redemption Proceeds by Wire. While a Portfolio normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Portfolio's name,
   o  Your Portfolio account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Portfolio account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable a
      Portfolio to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Portfolio shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, a Portfolio redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of a Portfolio for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of a Portfolio by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to that
Portfolio.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of a Portfolio only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.

   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Portfolio is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of a Portfolio for shares of another Oppenheimer fund.
However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of a Portfolio in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Portfolio.
In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a written request, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Portfolio shares may interfere with the
Manager's ability to manage the Portfolio's investments efficiently, increase the Portfolio's transaction and administrative costs and/or affect the
Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Portfolio's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Portfolios and
      the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the
      Transfer Agent have agreements with a number of financial
      intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A Portfolio or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the Portfolios involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. A Portfolio may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders whom the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of a Portfolio through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Portfolios, the Distributor, the Manager and the Transfer Agent
encourage financial intermediaries to apply the Portfolio's policies to their customers who invest indirectly in a Portfolio, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Portfolio that appropriate action has been taken to curtail any excessive trading activity.
However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of a Portfolio held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Portfolio's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Portfolio's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Portfolio account with a value of less than $500. The fee is automatically deducted from each applicable Portfolio account annually in September.  See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Portfolio's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Portfolio at any time. The
      Portfolio will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Portfolio and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Portfolios will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Portfolio if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Portfolio's holdings fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by a Portfolio if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in a Portfolio's holdings to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Portfolio's portfolio. If a Portfolio redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require a Portfolio to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Portfolio or the
      Transfer Agent may use this information to attempt to verify your identity.  The Portfolio may not be able to establish an account if the necessary information is not received.  The Portfolio may also place limits on Portfolio transactions while it is in the process of attempting to verify your identity.  Additionally, if the Portfolio is unable to verify your identity after your account is established, the
      Portfolio may be required to redeem your Portfolio shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Portfolio your correct, certified Social
      Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.
To avoid sending duplicate copies of materials to households, a Portfolio will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Portfolio's privacy policy to shareholders having the same last name and address on the Portfolio's records. The consolidation of these mailings, called householding, benefits the Portfolio through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Portfolio intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Fund's Board of
Trustees.  Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.
The Portfolios have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

CAPITAL GAINS.  A Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that a Portfolio will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Portfolio. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Portfolio.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Portfolio while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in a
Portfolio. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Dividend and distributions to Portfolio shareholders may be from amounts the Portfolios receive as dividends or distributions from the
Underlying Funds or from gains on the sale of shares in the Underlying Funds due to the asset allocation process. The asset allocation process may increase turnover of a Portfolio's assets, which may result in the realization of additional taxable gains or losses by a Portfolio.  It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders.  Generally, the character of the income or capital gains that the Portfolios receive from the Underlying Funds will "pass through" to the
Portfolios, subject to certain exceptions, as long as the Underlying Funds continue to qualify as registered investment companies. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Portfolio shares.  Shareholders may receive taxable distributions of income from investments in the income component of a Portfolio's allocation even in situations where the Portfolio has capital losses from investments in the equity component of the
Portfolio's allocation.

      Every year the Portfolio will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Portfolio sends you after the end of the calendar year.

      Each Portfolio intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  Each Portfolio, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution."  If you buy shares on or just before the ex-dividend date, or just before a Portfolio declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because each Portfolio's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the
      Portfolios may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Portfolio on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand each
Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                    CLASS A         CLASS B         CLASS C
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00         $ 10.00         $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .38             .32             .32
Net realized and unrealized gain                       .33             .32             .31
                                                   ------------------------------------------
Total from investment operations                       .71             .64             .63
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.18)           (.15)           (.15)
---------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.53         $ 10.49         $ 10.48
                                                   ==========================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.15%           6.44%           6.37%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $46,318         $ 9,163         $19,145
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,844         $ 4,018         $ 7,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.50%           3.74%           3.78%
Total expenses                                        0.53% 5         1.39% 6         1.36% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                   0.51%           1.34%           1.33%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%             11%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.19% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.02% for January 31,
2006.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                        CLASS N        CLASS Y
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $10.00         $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .41            .38
Net realized and unrealized gain                           .28            .35
                                                        ------------------------
Total from investment operations                           .69            .73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.18)          (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                          $10.51         $10.54
                                                        ========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        6.98%          7.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $7,569         $   96
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $2,231         $   71
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.82%          4.42%
Total expenses                                            0.72% 5        0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                       0.71%          0.25%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     11%            11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.38% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

                           26 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.00         $  10.00         $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .38              .31              .31
Net realized and unrealized gain                        .57              .58              .57
                                                   ---------------------------------------------
Total from investment operations                        .95              .89              .88
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)            (.15)            (.15)
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.78         $  10.74         $  10.73
                                                   =============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.58%            8.90%            8.82%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $107,686         $ 36,956         $ 47,904
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 43,984         $ 15,521         $ 19,527
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.39%            3.56%            3.64%
Total expenses                                         0.47% 5          1.31% 6          1.23% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                        0.46%            1.29%            1.22%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   0%               0%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.15% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.99% for January 31,
2006.

7. Expenses including all underlying fund expenses were 1.91% for January 31,
2006.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      CLASS N         CLASS Y
PERIOD ENDED JANUARY 31,                               2006 1          2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00         $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                   .40             .36
Net realized and unrealized gain                          .53             .61
                                                      --------------------------
Total from investment operations                          .93             .97
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.18)
--------------------------------------------------------------------------------
Net asset value, end of period                        $ 10.76         $ 10.79
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.35%           9.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $12,117         $   316
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,158         $   216
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.56%           4.20%
Total expenses                                           0.68% 5         0.28% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                          0.67%           0.12%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     0%              0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.36% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

                          24 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.00          $ 10.00          $ 10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .22              .16              .15
Net realized and unrealized gain                       1.52             1.50             1.51
                                                    --------------------------------------------
Total from investment operations                       1.74             1.66             1.66
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.12)            (.09)            (.10)
Distributions from net realized gain                   (.02)            (.02)            (.02)
                                                    --------------------------------------------
Total dividends and distributions
to shareholders                                        (.14)            (.11)            (.12)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.60          $ 11.55          $ 11.54
                                                    ============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    17.46%           16.70%           16.64%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $48,132          $19,078          $20,034
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $17,321          $ 7,050          $ 6,131
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.47%            1.83%            1.71%
Total expenses                                         0.70% 5          1.53% 6          1.48% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                    0.68%            1.50%            1.45%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%               7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.39% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.22% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.17% for January 31,
2006.

                          25 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     CLASS N          CLASS Y
PERIOD ENDED JANUARY 31,                              2006 1           2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.00           $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                  .24              .24
Net realized and unrealized gain                        1.49             1.52
                                                      --------------------------
Total from investment operations                        1.73             1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.12)            (.13)
Distributions from net realized gain                    (.02)            (.02)
                                                      --------------------------
Total dividends and distributions
to shareholders                                         (.14)            (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                        $11.59           $11.61
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     17.34%           17.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $5,608           $  711
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $1,717           $  331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.62%            2.67%
Total expenses                                          0.79% 5          0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                     0.78%            0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                    7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.48% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.99% for January 31,
2006.

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       CLASS A       CLASS B       CLASS C
PERIOD ENDED JANUARY 31,                                2006 1        2006 1        2006 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.00      $  10.00      $  10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .43           .36           .37
Net realized and unrealized gain                           .89           .91           .89
                                                      ---------------------------------------
Total from investment operations                          1.32          1.27          1.26
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)         (.18)         (.18)
Distributions from net realized gain                      (.02)         (.02)         (.02)
                                                      ---------------------------------------
Total dividends and/or distributions
to shareholders                                           (.22)         (.20)         (.20)
---------------------------------------------------------------------------------------------

Net asset value, end of period                        $  11.10      $  11.07      $  11.06
                                                      =======================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.31%        12.72%        12.66%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $293,578      $115,629      $125,622
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $112,224      $ 46,284      $ 45,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.94%         4.06%         4.18%
Total expenses                                            0.56% 5       1.37% 6       1.33% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.55%         1.34%         1.31%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                     90%           90%           90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.28% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.09% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

                           28 | ACTIVE ALLOCATION FUND

                                                       CLASS N        CLASS Y
PERIOD ENDED JANUARY 31,                                2006 1         2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.00      $   10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .46            .39
Net realized and unrealized gain                           .85            .97
                                                     ---------------------------
Total from investment operations                          1.31           1.36
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)          (.21)
Distributions from net realized gain                      (.02)          (.02)
                                                     ---------------------------
Total dividends and/or distributions
to shareholders                                           (.22)          (.23)
--------------------------------------------------------------------------------
Net asset value, end of period                       $   11.09      $   11.13
                                                     ===========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.18%         13.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  28,345      $     482
--------------------------------------------------------------------------------
Average net assets (in thousands)                    $   9,156      $     196
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     5.28%          4.44%
Total expenses                                            0.73% 5        0.33% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.72%          0.21%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     90%            90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.45% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.05% for January 31,
2006.

                                  Appendix A
   Investment Objectives And Principal Investments Of The Underlying Funds

Oppenheimer Core Bond Fund - The Fund seeks total return by investing mainly in debt instruments.
As a non-fundamental policy (which will not be changed without providing 60 days notice to Fund shareholders), under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities. Those investment-grade debt securities can include:

o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds, including U.S. government securities, and
o     mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers.
      In general, these debt securities are referred to as "bonds." The
Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs. The Fund can also invest in money market instruments and other debt obligations.
      There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the Fund focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the Fund's portfolio managers might change the relative allocation of the Fund's assets. The Fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade
(commonly referred to as "junk bonds").
      The Fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization.  The Fund can use derivatives to seek increased returns or try to hedge investment risks.
Oppenheimer Capital Appreciation Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term.
The Manager looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.  Currently, the Manager looks for:
      o  Companies with above-average growth potential,
      o  Stocks with reasonable valuations relative to their growth potential,
      o  Companies with the potential for positive earnings surprises,
      o  Growth rates that the portfolio manager believes are sustainable over time.
The Manager may sell companies from the Fund that it believes no longer meet the above criteria.

Oppenheimer  Champion Income Fund - The Fund's primary  objective is to seek a high  level of current  income by  investing  in a  diversified  portfolio  of high-yield,  lower-rated,  fixed-income  securities that the Fund's investment
Manager believes do not involve undue risk. The Fund's secondary  objective is to seek capital growth when consistent with its primary objective.

The Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include:
o     Lower-grade bonds and notes of corporate issuers.
o     Foreign corporate and government bonds.
o     "Structured" notes.

      Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called "junk bonds." Lower-grade debt securities are those rated below "Baa"
by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard &
Poor's Rating Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the Manager to be comparable to securities rated below investment grade). See Appendix A to the Statement of Additional
Information for a description of the bond ratings.

      The remainder of the Fund's assets may be held in other debt securities, cash or cash equivalents, in rights or warrants, or invested in common stocks and other equity securities when the Manager believes those are consistent with the Fund's objectives. Investments in high-yield securities and equity securities may provide opportunities for capital growth while also providing income to the Fund.

      The Fund's foreign investments currently focus on debt securities of issuers in developed markets. The Fund also uses certain derivative investments, primarily "structured notes," to try to enhance income or to try to manage investment risks.

Oppenheimer Developing Markets Fund - The Fund aggressively seeks capital appreciation.
The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
o     Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets.
o     The Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o     The Fund will emphasize investments in common stocks and other equity securities.
o     The Fund will emphasize investments in growth companies, which can be in any market capitalization range.

Oppenheimer Global Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of U.S. and foreign companies.  The
Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently invests in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).
Typically, the Fund invests in a number of different countries.
Oppenheimer Global Opportunities Fund - The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.
The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. Some of those equity securities are expected to pay dividends which produce income for the Fund.  Currently the Fund emphasizes its investments in stocks, but may invest in debt securities when the Fund's investment Manager, OppenheimerFunds, Inc., deems appropriate. The Fund is not required to invest any set percentage of its assets for growth or income.
The Fund can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the Fund will normally invest in at least four countries (including the United States).
Oppenheimer High Yield Fund - The Fund's primary objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager,
OppenheimerFunds, Inc., believes do not involve undue risk. The secondary objective is to seek capital growth when consistent with its primary objective.
The Fund invests mainly in a variety of high-yield debt securities of domestic and foreign issuers for high current income. These securities primarily include:
o     Lower-grade bonds and notes of corporate issuers
o     Foreign corporate and government bonds
o     Mortgage-related securities and other asset backed securities
o     "Structured" notes
o     Preferred stock
      Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in high-yield, lower-grade investments which will include high yield bonds, commonly called "junk bonds," and may also include convertible securities, preferred stock, loan participation interests, structured notes and asset-based securities that are rated below investment grade. The Fund's non-fundamental policy of investing at least 80% of its net assets in high yield, lower-grade investments will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice.
      The remainder of the Fund's assets may be invested in other debt securities, cash or cash equivalents, rights or warrants, or common stock and other equity securities when the Manager believes those are consistent with the Fund's objectives.
      Since the Fund may invest in lower-grade securities without limit, the
Fund's investments should be considered speculative.
Oppenheimer International Bond Fund - The Fund's primary objective is to seek total return. The secondary objective is to seek income when consistent with total return.
The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations.
They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the
Fund's Board of Trustees without first providing shareholders 60 days written notice of the change.  The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade.
The Fund can invest without limit in securities below investment grade
(commonly called "junk bonds") to seek total return and higher income.
Therefore, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer Limited-Term Government Fund - The Fund seeks high current return and safety of principal.
The Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
      The Fund may invest up to 20% of its assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating, at the time of acquisition by the Fund of at least "BBB" by Standard & Poor's Rating Service or "Baa" by
Moody's Investors Service or a comparable rating by another
nationally-recognized securities rating organization, or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
      U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. government.  The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates.  They include mortgage-related securities issued or guaranteed by instrumentalities of the
U.S. government, such as the Government National Mortgage Association.  All of these different types of securities are generally referred to as "U.S.
government securities" in the Prospectus.  The Fund also may enter into forward roll transactions which have risks.
      Not all of the U.S. government securities the Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal.  Some are backed by the right of the issuer to borrow from the
U.S. Treasury.  Others are backed only by the credit of the instrumentality.
The securities the Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.
      The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio.  However, the
Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.
Oppenheimer Main Street Fund(R)- The Fund seeks a high total return.
The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.
In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
   o  Multi-factor quantitative models:  The Fund uses both "top down" and
      "bottom up" models.  The "top down" models are primarily used to help the portfolio managers determine their market capitalization exposure
      (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships.  The "bottom up"
      models help the portfolio managers identify the most attractive stocks within each market capitalization category.  These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other.  The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.
   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.
Oppenheimer Main Street Opportunity Fund(R)- The Fund seeks long-term capital appreciation.
The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.
The Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell.  The selection process currently involves the use of:
   o  Multi-factor quantitative models:  "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles.  "Bottom up" models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research:  Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

Oppenheimer Main Street Small Cap Fund(R)- The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of small-capitalization
("small-cap") U.S. companies that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.
These may include "growth" and/or "value" common stocks and other equity securities. A "value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace.  A "growth"
investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.
      The Fund currently considers an issuer having a market capitalization of up to $3 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $3 billion.
Over time, the Fund may change the range of asset capitalizations it uses to define small-cap issuers, as market conditions change. The Fund's investment program is more fully explained in "About the Fund's Investments," below.
Oppenheimer Real Asset Fund(R)- The Fund seeks total return.  Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund's investments and income on those investments.
The Fund normally invests at least 65% of its assets in:
o     "Hybrid instruments" that are commodity-linked derivative investments, mainly structured notes, and
o     Investment-grade and non-investment-grade corporate bonds and notes;
    securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; including mortgage-backed securities; forward rolls; repurchase agreements; futures contracts; options; interest rate swaps; forward contracts; and asset-backed securities.
      Commodity-linked derivative investments provide investors with exposure to the investment returns of "real assets" that trade in the commodities markets without investing directly in physical commodities. "Real assets," as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products.

Oppenheimer Real Estate Fund - The Fund seeks total return through investment in real estate securities.
The Fund has adopted a policy to invest, under normal circumstances, at least
80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and
"real estate operating companies" ("REOCs").  This is a non-fundamental policy which the Fund's Board of Trustees may change upon 60 days' notice to shareholders.

The portfolio manager employs both a top-down and bottom-up method in selecting securities for the Fund.  The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.
      The top-down process is further aided by the Sub-Advisor's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio.  Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels including Standard Industrial Classification code, Zip code, and Metropolitan Statistical Area, resulting in some of the most comprehensive databases in the industry today.  Specifically, portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.
o     Anticipated growth in supply and demand factors impacting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.
      The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record.
Specifically, companies are sought that have the following characteristics:
o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.

o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.
Oppenheimer Strategic Income Fund - The Fund seeks high current income by investing mainly in debt securities.
The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called "junk bonds"). Those debt securities typically include:
o     foreign government and U.S. government bonds and notes,
o     collateralized mortgage obligations (CMOs),
o     other mortgage-related securities and asset-backed securities,
o     participation interests in loans,
o     "structured" notes,
o     lower-grade, high-yield domestic and foreign corporate debt obligations, and
o     "zero-coupon" or "stripped" securities.
      Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager,
OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short- medium- or long-term maturities.
      The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and "structured" notes.
Oppenheimer Value Fund - The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.
The Fund may invest mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including:
o     Preferred stocks, rights, warrants and convertible debt securities, and
o     Securities of U.S. and foreign companies, although there are limits on the Fund's investments in foreign securities.
INFORMATION AND SERVICES

For More Information on Oppenheimer Portfolio Series
The  following  additional  information  about  the  Portfolios  is  available without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Portfolio's investment policies,  risks, and operations.
It is  incorporated  by  reference  into this  Prospectus  (which  means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  Portfolio
investments  and performance  will be available in the Portfolio's  Annual and
Semi-Annual  Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment  strategies that  significantly  affected
Portfolio performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports, the notice explaining the Portfolio's privacy policy and other information about the Portfolio, or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request  these  documents  by e-mail or
                              through the  OppenheimerFunds  website. You may
                              also read or download certain  documents on the
                              OppenheimerFunds           website          at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information  about  the  Portfolios  including  the  Statement  of  Additional
Information  can be reviewed and copied at the SEC's Public  Reference Room in
Washington,  D.C.  Information  on the operation of the Public  Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and other information  about the  Portfolios  are available on the EDGAR database on the
SEC's Internet  website at  www.sec.gov.  Copies may be obtained after payment of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.
No one has been authorized to provide any information  about the Portfolios or to make any representations  about the Portfolios other than what is contained in this  Prospectus.  This  Prospectus  is not an offer to sell  shares of any
Portfolio,  nor a solicitation of an offer to buy shares of any Portfolio,  to any person in any state or other  jurisdiction  where it is  unlawful  to make such an offer.

The Portfolios' shares are distributed by:                  [logo]
OppenheimerFunds Distributor, Inc.
The Portfolios' SEC File No.: 811-21686

PR0540.001.0506
Printed on recycled paper

Oppenheimer Portfolio Series
         Conservative Investor Fund
         Moderate Investor Fund
         Aggressive Investor Fund
         Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated May 31, 2006

This Statement of Additional Information ("SAI") is not a Prospectus. This document contains additional information about the
Portfolios and supplements information in the Prospectus dated May 31, 2006. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Portfolios
Additional Information About the Portfolios' Investment Policies and Risks..............................
     The Portfolios' Investment Policies................................................................
     Other Investment Techniques and Strategies.........................................................
     Investment Restrictions............................................................................
     Disclosure of Portfolio Holdings...................................................................
How the Portfolios are Managed .........................................................................
     Organization and History...........................................................................
     Board of Trustees and Oversight Committees.........................................................
     Trustees and Officers of the Fund..................................................................
     The Manager........................................................................................

Brokerage Policies of the Portfolios....................................................................
Distribution and Service Plans..........................................................................
Payments to Fund Intermediaries.........................................................................
Performance of the Portfolios...........................................................................
About Your Account
How To Buy Shares.......................................................................................
How To Sell Shares......................................................................................
How To Exchange Shares..................................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Portfolios.............................................................
Financial Information About the Portfolios
Independent Registered Public Accounting Firms' Reports and Financial Statements........................

ABOUT  THE  PORTFOLIOS

Additional Information About the Portfolios' Investment Policies and Risks

         The  investment  objective,  the  principal  investment  policies and the main risks of each  Portfolio  are  described in the
Prospectus.  This SAI  contains  supplemental  information  about  those  policies  and  risks and the  types of  securities  that each
Portfolio's  investment  Manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  can select for the  Portfolio or the  Underlying  Funds.
Additional information is also provided about the strategies that the Portfolios may use to try to achieve their objectives.

         This SAI describes  Oppenheimer Portfolio Series (the "Fund"),  which is comprised of four different portfolios:  Conservative
Investor Fund, Moderate Investor Fund,  Aggressive Investor Fund and Active Allocation Fund (each, a "Portfolio" and collectively,  the
"Portfolios"),  each of which is designed to achieve an  allocation  of assets among  different  asset  classes.  The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.

         The  Portfolios'  Investment  Policies.  The  composition of the Portfolios and the techniques and strategies that the Manager may use in  selecting  portfolio  securities  will vary  over  time.  The  Portfolios  are not  required  to use all of the  investment techniques and strategies  described  below in seeking their  objectives.  They may use some of the special  investment  techniques and strategies at some times or not at all.

         |X|......The Underlying Funds' Investment Policies. The Portfolios can invest in various Oppenheimer funds. Each Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds, referred to as "Underlying Funds," within the parameters listed below.  The Prospectus contains a brief description of Oppenheimer
Champion Income Fund ("Champion Income Fund"), Oppenheimer Core Bond Fund ("Core Bond Fund"), Oppenheimer Capital Appreciation Fund
("Capital Appreciation Fund"), Oppenheimer Developing Markets Fund ("Developing Markets Fund"), Oppenheimer Global Fund ("Global
Fund"), Oppenheimer Global Opportunities Fund ("Global Opportunities Fund"), Oppenheimer High Yield Fund ("High Yield Fund"),
Oppenheimer International Bond Fund ("International Bond Fund"), Oppenheimer Limited-Term Government Fund ("Limited-Term Government
Fund"), Oppenheimer Main Street Fund ("Main Street Fund"), Oppenheimer Main Street Opportunity Fund ("Main Street Opportunity Fund"),
Oppenheimer Main Street Small Cap Fund ("Main Street Small Cap Fund"), Oppenheimer Real Asset Fund ("Real Asset Fund"), Oppenheimer
Real Estate Fund ("Real Estate Fund"), Oppenheimer Small- & Mid- Cap Fund ("Small- & Mid- Cap Fund"), Oppenheimer Strategic Income
Fund ("Strategic Income Fund") and Oppenheimer Value Fund ("Value Fund"), including each Underlying Fund's investment objective.  Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as strategies the
Underlying Funds may use to try to achieve their objectives.

         For more  complete  information  about each  Underlying  Fund's  investment  policies  and  strategies,  please  refer to each
Underlying Fund's Prospectus. You may obtain a copy of each Underlying Fund's Prospectus by calling 1.800.225.5677.

         |X| .....Investments in Small-Cap  Equity  Securities.  Some of the Underlying  Funds invest in small-cap  equity  securities.
Some of these funds  focus  their  investments  in equity  securities  of small  market  capitalization  ("small  cap")  growth  and/or undervalued  U.S.  companies.  Equity  securities  include  common  stocks,  preferred  stocks,  rights and  warrants,  and  securities convertible into common stock.

         Some of the  Underlying  Funds  can also hold a portion  of their  assets in  securities  of  issuers  having a larger  market capitalization.  Although  under normal market  conditions,  some of the  Underlying  Funds may invest at least 80% of their net assets
(including  any  borrowings  for  investment  purposes) in equity  securities  having small market  capitalizations,  at times,  in the
Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range.

         For some  Underlying  Funds,  current income is not a criterion used to select  portfolio  securities.  However,  certain debt securities may be selected for an Underlying  Fund's  portfolio for defensive  purposes  (including  debt  securities  that the Manager believes may offer some  opportunities  for capital  appreciation  when stocks are  disfavored).  Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

|X|      Investments  in Equity  Securities.  Some of the  Underlying  Funds  focus  their  investments  in equity  securities.  Equity securities include common stocks,  preferred stocks,  rights and warrants,  and securities  convertible into common stock.  Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap.

         At times, one or more of the Underlying  Funds may increase their emphasis on equity  investments in securities of one or more capitalization  ranges,  based upon its manager or  sub-advisor's  judgment of where the best  market  opportunities  are to seek their objectives.

         Securities of small  capitalization  issuers  (having market  capitalizations  of less than $1.8 billion and greater than $500 million) may be subject to greater price volatility in general than securities of large-cap  issuers  (generally  issuers having market capitalizations  greater than $9 billion) and mid-cap issuers  (generally  issuers having market  capitalizations  between $1.8 billion and $9 billion).  Therefore,  to the degree that an Underlying  Fund has  investments in smaller  capitalization  companies at times of market volatility,  its share prices may fluctuate more. The market  capitalization  ranges used by the Underlying Funds will vary from
Fund to Fund.  For specific  information  on the market  capitalization  ranges and types of  investments  in equity  securities for an
Underlying Fund, refer to the Statement of Information for the Underlying Fund.

|X|      Risks of Investing in Stocks.  Stocks  fluctuate  in price,  and their  short-term  volatility  at times may be great.  To the extent that the some of the  Underlying  Funds  invest in equity  securities,  the value of the  Underlying  Fund's  portfolio  will be affected  by  changes  in the stock  markets.  Market  risk can affect the  Underlying  Fund's  net asset  value per share,  which will fluctuate as the values of the Underlying Fund's portfolio  securities  change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

         Some of the Underlying  Funds can invest in securities of large companies and mid-size  companies,  but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

         Cyclical  Opportunities.  Some of the  Underlying  Funds seek to take  advantage of changes in the business cycle by investing in companies  that are sensitive to those  changes if the portfolio  manager(s)  of these  Underlying  Funds  believes they have growth potential.  For example,  when the economy is expanding,  companies in the consumer  durable and  technology  sectors might benefit and offer long-term  growth  opportunities.  Other cyclical  industries  include  insurance,  for example.  These Underlying Funds focus on seeking  growth over the long term,  but could seek to take  tactical  advantage of  short-term  market  movements or events  affecting particular issuers or industries.

         Growth  Companies.  Some of the Underlying  Funds invest in growth  companies.  Growth  companies are those companies that the
Underlying  Fund's manager  believes are entering into growth cycles in their  businesses,  with the expectation  that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

         Growth  companies  may have a variety of  characteristics  that,  in the  Underlying  Fund's  manager's  view,  define them as
"growth" issuers. They may be generating or applying new technologies,  new or improved distribution  techniques or new services.  They may own or develop  natural  resources.  They may be companies  that can benefit  from  changing  consumer  demands or  lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry.  In each case,  they have prospects that the Underlying  Fund's  manager  believes are favorable for the long term.  The portfolio  managers of the  Underlying  Funds looks for growth  companies with strong,  capable  management  sound  financial and  accounting  policies,  successful  product  development  and marketing and other factors.

         |X|      Value  Investing.  Value  Fund uses a value  investing  style.  In  selecting  equity  investments  for Value  Fund's portfolio,  the portfolio  manager  currently uses a value investing  style coupled with  fundamental  analysis of issuers.  In using a value  approach,  the manager  looks for stocks and other  equity  securities  that appear to be  temporarily  undervalued,  by various measures,  such as  price/earnings  ratios.  Value investing seeks stocks having prices that are low in relation to their real worth or future  prospects,  with the  expectation  that Value Fund will realize  appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

          Using value  investing  requires  research as to the issuer's  underlying  financial  condition  and  prospects.  Some of the measures used to identify these securities include, among others:
o        Price/Earnings  ratio, which is the stock's price divided by its earnings (or its long-term  earnings  potential) per share. A stock having a price/earnings  ratio lower than its historical  range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/book  value  ratio,  which is the stock  price  divided by the book value of the  company  per share.  It  measures  the company's stock price in relation to its asset value.
o        Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
o        Valuation  of Assets  which  compares  the stock  price to the  value of the  company's  underlying  assets,  including  their projected value in the marketplace, liquidation value and intellectual property value.

         Preferred  Stock.  Some of the Underlying Funds may invest in preferred  stock.  Preferred  stock,  unlike common stock, has a stated  dividend  rate payable from the  corporation's  earnings.  Preferred  stock  dividends  may be  cumulative  or  non-cumulative.
"Cumulative"  dividend  provisions  require all or a portion of prior unpaid  dividends to be paid before  dividends can be paid on the issuer's common stock.  Preferred stock may be  "participating"  stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions,  as well as provisions  allowing calls or redemptions prior to maturity,  which can also have a negative  impact on prices when interest rates  decline.  Preferred  stock  generally has a preference over  common  stock on the  distribution  of a  corporation's  assets in the event of  liquidation  of the  corporation.  The rights of preferred  stock on  distribution  of a  corporation's  assets in the event of a liquidation  are generally  subordinate  to the rights associated with a corporation's debt securities.

         |X|      Convertible  Securities.  Some of the Underlying Funds may invest in convertible  securities.  Convertible securities are debt  securities  that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a corporation's  capital  structure and  therefore  are subject to less risk than common stock in the case of the issuer's  bankruptcy or liquidation.

         The value of a convertible  security is a function of its  "investment  value" and its  "conversion  value." If the investment value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely increase when prevailing  interest rates fall and decrease when prevailing  interest rates rise. If the conversion  value exceeds the investment value,  the security  will behave more like an equity  security.  In that case,  it will likely sell at a premium  over its  conversion value and its price will tend to fluctuate directly with the price of the underlying security.

         While  some  convertible  securities  are a form of debt  security,  in  certain  cases  their  conversion  feature  (allowing conversion  into equity  securities)  causes them to be regarded by the Underlying  Fund's manager more as "equity  equivalents."  As a result,  the rating  assigned to the security  might have less impact on the  Underlying  Fund's  manager's  investment  decision  with respect to  convertible  securities  than in the case of  non-convertible  fixed-income  securities.  Convertible  debt  securities are subject to the credit risks and interest rate risks described above in "Debt Securities."

         To determine  whether  convertible  securities  should be regarded as "equity  equivalents," the Underlying Fund's manager may examine the following factors:

              (1)   whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
              (2)   whether the issuer of the  convertible  securities  has  restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
              (3)   the extent to which the  convertible  security may be a defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

|X|      Over-the-Counter  Securities.  Some of the Underlying  Funds may invest in  over-the-counter  securities.  Securities of small capitalization  issuers may be traded on securities exchanges or in the over-the-counter  market. The  over-the-counter  markets,  both in the U.S. and abroad,  may have less liquidity than  securities  exchanges.  That can affect the price the Underlying Fund is able to obtain when it wants to sell a security.

         Small-cap  growth  companies  may offer  greater  opportunities  for  capital  appreciation  than  securities  of large,  more established  companies.  However,  these  securities  also involve  greater risks than  securities of larger  companies.  Securities of small  capitalization  issuers  may be subject to greater  price  volatility  in general  than  securities  of  large-cap  and  mid-cap companies.  Therefore,  to the degree that some of the Underlying Funds have investments in smaller  capitalization  companies at times of market  volatility,  the  Underlying  Fund's share price may fluctuate  more.  For specific  limitations  on the  Underlying  Funds'
investments in small-cap issuers, refer to the SAI for the Underlying Funds.

         |X|      Rights and Warrants.  Some of the Underlying Funds may invest in warrants or rights. For specific  limitations on the
Underlying Funds' investments in Rights and Warrants, refer to the SAI for the Underlying Fund.

         Warrants  basically are options to purchase equity  securities at specific  prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying  securities.  Rights are similar to warrants, but normally have a short duration and are distributed  directly by the issuer to its  shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X|      Investing  in  Small,  Unseasoned  Companies.  Some of the  Underlying  Funds  can  invest  in  securities  of small, unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including  the  operations of any predecessors.  Securities of these  companies may be subject to volatility  in their prices.  They may have a limited  trading  market, which may adversely  affect the  Underlying  Fund's  ability to dispose of them and can reduce the price the  Underlying  Fund might be able to obtain  for them.  Other  investors  that own a  security  issued by a small,  unseasoned  issuer  for which  there is  limited liquidity  might trade the security when the Underlying  Fund is attempting to dispose of its holdings of that security.  In that case, an Underlying  Fund might  receive a lower price for its holdings than might  otherwise be obtained.  For specific  limitations  on the
Underlying Funds' investments in small, unseasoned companies, refer to the SAI for the Underlying Fund.

|X|      Debt  Securities.  Some of the  Underlying  Funds can invest in a variety of debt  securities  to seek their  objectives,  for defensive  purposes or for  liquidity.  Foreign debt  securities are subject to the risks of foreign  securities  described  below.  In general,  debt  securities  are also  subject to two  additional  types of risk:  credit  risk and  interest  rate risk.  For  specific limitations on the Underlying Funds' investments in debt securities, refer to the SAI for the Underlying Fund.

                  o Credit  Risk.  Credit risk relates to the ability of the issuer to meet  interest or principal  payments or both as they become  due.  In  general,  lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater  extent than  lower-yield, higher-quality bonds.

         Some of the  Underlying  Funds'  investments  are  investment-grade  debt  securities  and U.S.  government  securities.  U.S.
government  securities,  although unrated,  are generally  considered to be equivalent to securities in the highest rating  categories.
Investment-grade  bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"),  or at least "BBB" by Standard &
Poor's  Rating  Service  ("S&P")  and Fitch,  Inc.  ("Fitch"),  or have  comparable  ratings by  another  nationally-recognized  rating organization.

         While  securities  rated "Baa" by Moody's or "BBB" by S&P and Fitch are  investment  grade and are not regarded as junk bonds, those  securities may be subject to special risks and have some speculative  characteristics.  Definitions of the debt security ratings categories of Moody's, S&P, and Fitch are included in Appendix A to this SAI.

         Some of the  Underlying  Funds  also  buy  non-investment-grade  debt  securities  (commonly  referred  to as  "junk  bonds").
"Lower-grade"  debt securities are those rated below "investment  grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or Fitch or similar ratings by other nationally recognized rating  organizations.  If they are unrated, and are determined by an Underlying  Fund's manager to be of comparable  quality to debt  securities  rated below  investment  grade,  they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities.

                  o Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield.  For example,  an increase in prevailing  interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in prevailing  interest rates will tend to increase their value. In addition, debt securities  having longer  maturities tend to offer higher yields,  but are subject to potentially  greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

         Fluctuations  in the market value of debt  securities  after an Underlying  Fund buys them will not affect the interest income payable on those  securities  (unless the security pays interest at a variable rate pegged to interest rate  changes).  However,  those price  fluctuations will be reflected in the valuations of the securities,  and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

                  o Special Risks of Lower-Grade Debt Securities.  Because lower-grade debt securities tend to offer higher yields than investment-grade  securities,  an Underlying  Fund might invest in  lower-grade  securities if its manager is trying to achieve  higher income.  For specific  limitations on theses  Underlying  Funds'  investments in lower-grade debt securities,  refer to the SAI for the
Underlying Fund.

         "Lower-grade"  debt  securities are those rated below  "investment  grade," which means they have a rating lower than "Baa" by
Moody's  or lower  than  "BBB" by S&P or Fitch,  or  similar  ratings  by other  rating  organizations.  If they are  unrated,  and are determined by an Underlying  Fund's manager to be of comparable  quality to debt  securities  rated below  investment  grade,  they are considered part of the Underlying Fund's portfolio of lower-grade securities.

         Some of the special credit risks of  lower-grade  securities  include the  following:  There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade  securities.  The issuer's low creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond market is also more likely  during a period of a general  economic  downturn.  An economic  downturn or an increase in interest  rates could  severely disrupt the market for high yield bonds,  adversely  affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

         To the  extent  they  can be  converted  into  stock,  convertible  securities  may be less  subject  to some of the  risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         |X|      Mortgage-Related   Securities.   Some  of  the   Underlying   Funds  can  invest  in   mortgage-related   securities.
Mortgage-related  securities are a form of derivative investment collateralized by pools of commercial or residential mortgages.  Pools of mortgage loans are assembled as securities  for sale to investors by government  agencies or entities or by private  issuers.  These securities include  collateralized  mortgage obligations  ("CMOs"),  mortgage pass-through  securities,  stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related  securities  that are issued or  guaranteed  by agencies or  instrumentalities  of the U.S.  government  have relatively  little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment  risks, as described in the Prospectus.

         As with other debt  securities,  the prices of  mortgage-related  securities  tend to move  inversely  to changes in  interest rates.  Some of the Underlying  Funds can buy  mortgage-related  securities  that have interest rates that move inversely to changes in general interest rates,  based on a multiple of a specific index.  Although the value of a  mortgage-related  security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates,  mortgages are more likely to be prepaid.  Therefore,  a  mortgage-related  security's maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore, it is not possible to predict accurately the security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments  having a lower yield than the prepaid  security.  Therefore,  these  securities  may be less  effective  as a means of "locking  in"  attractive long-term  interest  rates,  and they may have less  potential  for  appreciation  during  periods of declining  interest  rates,  than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn, this can affect the value of the Underlying Fund's shares. If a mortgage-related  security has been purchased at a premium,  all or part of the premium the  Underlying  Fund paid may be lost if there is a decline in the market value of the  security,  whether that results from  interest rate changes or  prepayments on the underlying  mortgages.  In the case of stripped  mortgage-related  securities,  if they  experience greater rates of prepayment than were anticipated, the Underlying Fund may fail to recoup its initial investment on the security.

         During  periods of rapidly  rising  interest  rates,  prepayments  of  mortgage-related  securities  may occur at slower  than expected rates.  Slower prepayments  effectively may lengthen a mortgage-related  security's expected maturity.  Generally,  that would cause the value of the  security to  fluctuate  more  widely in  responses  to changes in interest  rates.  If the  prepayments  on the
Underlying  Fund's  mortgage-related  securities were to decrease broadly,  the Underlying Fund's effective  duration and therefore its sensitivity to interest rates, would increase.

         As with  other  debt  securities,  the values of  mortgage-related  securities  may be  affected  by  changes in the  market's perception of the  creditworthiness  of the entity issuing the securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

         o Collateralized  Mortgage Obligations.  Collateralized  mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)      pass-through  certificates  issued or guaranteed by Government  National Mortgage  Association  (Ginnie Mae), Federal National
                        Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac),
(2)      unsecuritized  mortgage  loans insured by the Federal  Housing  Administration  or  guaranteed by the  Department of Veterans'
                        Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage-related securities, or
(5)      any combination of these.

         Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific  coupon  rate and has a stated  maturity  or final distribution  date.  Principal  prepayments  on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated
maturity or final  distribution  date.  The  principal  and interest on the  underlying  mortgages  may be allocated  among the several classes of a series of a CMO in different  ways.  One or more  tranches may have coupon  rates that reset  periodically  at a specified increase over an index.  These are floating rate CMOs, and typically have a cap on the coupon rate.  Inverse  floating rate CMOs have a coupon  rate that moves in the  reverse  direction  to an  applicable  index.  The coupon  rate on these CMOs will  increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X| U.S. Government Securities.  Some of the Underlying Funds may invest in U.S. Government  securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S.  government agencies or  federally-chartered  corporate entities referred to as
"instrumentalities."  The obligations of U.S. government agencies or  instrumentalities in which the Underlying Funds can invest may or may not be guaranteed or supported by the "full faith and credit" of the United  States.  "Full faith and credit" means  generally that the taxing power of the U.S.  government is pledged to the payment of interest and repayment of principal on a security.  If a security is not  backed by the full faith and  credit of the  United  States,  the owner of the  security  must look  principally  to the agency issuing the  obligation  for  repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

         o U.S. Treasury  Obligations.  These include Treasury bills (which have maturities of one year or less when issued),  Treasury notes (which have  maturities  of more than one year and up to ten years when  issued),  and Treasury  bonds (which have  maturities of more than ten years when  issued).  Treasury  securities  are  backed by the full  faith and  credit of the United  States as to timely payments of interest and repayments of principal.  Other U.S. Treasury  obligations the Underlying Funds can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank,  zero-coupon  U.S.  Treasury  securities  described below, and Treasury
Inflation-Protection Securities ("TIPS").

         o Treasury  Inflation-Protection  Securities.  Some of the Underlying  Funds can buy these TIPS, which are designed to provide an  investment  vehicle that is not  vulnerable to inflation.  The interest  rate paid by TIPS is fixed.  The principal  value rises or falls  semi-annually  based on changes in the published  Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect  investors from  inflationary  loss. If deflation  occurs,  the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

         o Obligations  Issued or Guaranteed by U.S.  Government  Agencies or  Instrumentalities.  These include direct obligations and mortgage-related  securities  that have different  levels of credit support from the  government.  Some are supported by the full faith and credit of the U.S.  government,  such as Government  National  Mortgage  Association  pass-through  mortgage  certificates  (called
"Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as
Federal National Mortgage  Association  bonds.  Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations.

         o Mortgage-Related U.S. Government  Securities.  These include interests in pools of residential or commercial  mortgages,  in the form of  collateralized  mortgage  obligations  and  other  "pass-through"  mortgage  securities.  CMOs  that  are U.S.  government securities  have  collateral  to secure  payment of interest  and  principal.  They may be issued in  different  series with  different interest rates and maturities.  The collateral is either in the form of mortgage  pass-through  certificates  issued or guaranteed by a
U.S.  agency or  instrumentality  or mortgage loans insured by a U.S.  government  agency.  For specific  limitations on the Underlying
Funds' investments in mortgage-related U.S. government securities, refer to the SAI for the Underlying Fund.

         The prices and yields of CMOs are  determined,  in part, by assumptions  about the cash flows from the rate of payments of the underlying  mortgages.  Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments  of mortgages  underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.  Additionally,  an Underlying Fund may have to reinvest the prepayment  proceeds in other securities paying interest at lower rates, which could reduce that fund's yield.

         When interest rates rise rapidly,  if prepayments  occur more slowly than expected,  a short- or medium-term CMO can in effect become a long-term  security,  subject to greater  fluctuations in value.  These are the prepayment  risks described above and can make the prices of CMOs very volatile when interest rates change.  The prices of  longer-term  debt  securities  tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

o        GNMA  (Ginnie  Mae)  Certificates.  The  Government  National  Mortgage  Association  ("GNMA")  is  a  wholly-owned  corporate instrumentality  of the United States within the U.S.  Department of Housing and Urban  Development.  GNMA's principal programs involve its guarantees of privately-issued  securities backed by pools of mortgages.  Ginnie Maes are debt securities  representing an interest in one or a pool of mortgages that are insured by the Federal Housing  Administration or the Farmers Home  Administration or guaranteed by the Veterans Administration.

         The Ginnie Maes in which some of the  Underlying  Funds invest are of the "fully  modified  pass-through"  type.  They provide that the registered  holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled  principal payments on the underlying  mortgages,  whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis,  any  prepayment  of principal of such  mortgages and interest  (net of servicing  and other  charges) on the  aggregate  unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes  purchased by the  Underlying  Fund are  guaranteed as to timely payment of principal and interest by GNMA. In giving that  guaranty,  GNMA  expects  that  payments  received by the issuers of Ginnie Macs on account of the  mortgages  backing the
Certificates  will be sufficient  to make the required  payments of principal of and interest on those Ginnie Maes.  However,  if those payments  are  insufficient,  the  guaranty  agreements  between the  issuers of the Ginnie  Maes and GNMA  require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under  federal  law,  the full faith and credit of the United  States is  pledged to the  payment of all  amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage pools.  An opinion of an Assistant  Attorney  General of the
United States,  dated December 9, 1969, states that such guaranties  "constitute general obligations of the United States backed by its full faith and credit."  GNMA is empowered to borrow from the United  States  Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate  indebtedness  secured by the underlying  FHA-insured,  FMHA-insured or  VA-guaranteed mortgages.  Except to the extent of payments  received by the issuers on account of such  mortgages,  Ginnie Maes do not  constitute  a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie Maes (such as the Underlying Fund) have no security interest in or lien on the underlying mortgages.

         Monthly  payments of principal will be made, and additional  prepayments of principal may be made, to the Underlying Fund with respect to the mortgages  underlying  the Ginnie Maes held by the  Underlying  Fund.  All of the mortgages in the pools relating to the
Ginnie  Maes in the  Underlying  Fund are  subject to  prepayment  without any  significant  premium or  penalty,  at the option of the mortgagors.  While the mortgages on 1-to-4-family  dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty (30)
years, it has been the experience of the mortgage industry that the average life of comparable  mortgages,  as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o        Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a corporate instrumentality of the United States, issues
FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)      interest payments less servicing and guarantee fees,
(ii)     principal prepayments, and
(iii)    the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

         The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

o        Federal National  Mortgage  Association  (Fannie Mae)  Certificates.  Fannie Mae, a  federally-chartered  and  privately-owned corporation,  issues Fannie Mae  Certificates  which are backed by a pool of mortgage  loans.  Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's  proportionate  interest in scheduled principal and interest  payments,  and any principal  prepayments,  on the mortgage loans in the pool represented by such  Certificate, less servicing and guarantee  fees,  and the holder's  proportionate  interest in the full principal  amount of any foreclosed or other liquidated  mortgage loan. In each case the guarantee  applies whether or not those amounts are actually  received.  The obligations of
Fannie  Mae under its  guarantees  are  obligations  solely of Fannie Mae and are not backed by the full faith and credit of the United
States or any of its agencies or instrumentalities other than Fannie Mae.

o        Commercial   (Privately-Issued)  Mortgage  Related  Securities.  Some  of  the  Underlying  Funds  can  invest  in  commercial mortgage-related  securities issued by private entities.  Generally these are multi-class debt or pass-through  certificates secured by mortgage loans on commercial  properties.  They are subject to the credit risk of the issuer. These securities typically are structured to provide  protection to investors in senior  classes from possible  losses on the underlying  loans.  They do so by having holders of subordinated  classes take the first loss if there are defaults on the underlying  loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

o        "Stripped" Mortgage Related Securities. Some of the Underlying Funds may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities.
Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage  securities may be partially  stripped so that each class receives some interest and some  principal.  However,  they may be  completely  stripped.  In that  case all of the  interest  is  distributed  to  holders  of one type of  security,  known as an
"interest-only"  security,  or "I/O," and all of the  principal  is  distributed  to holders of another  type of  security,  known as a
"principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments  (including  prepayments) on the underlying mortgages.  If the underlying  mortgages  experience greater than anticipated  prepayments of principal,  the Underlying Fund might not fully recoup its investment in an I/O based on those assets. If underlying  mortgages  experience less than anticipated  prepayments of principal,  the yield on the P/Os based on them could decline  substantially.  The market for some of these  securities may be limited, making it difficult for the Underlying Fund to dispose of its holdings at an acceptable price.

Zero-Coupon  Securities of Private-Issuers.  Real Asset Fund may also invest in zero-coupon  securities issued by private-issuers  such as domestic or foreign  corporations.  These  securities  have the same interest  rate risks as described  above for  zero-coupon  U.S.
Treasury securities.  An additional risk of private-issuer  zero-coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

High-Yield  Securities.  Real  Asset  Fund may  invest  up to 10% of its  total  assets  in  high-risk,  high-yield,  lower-grade  debt securities  (commonly  called "junk bonds"),  whether they are rated or unrated.  While Real Asset Fund may invest in lower-grade  debt securities,  it is not currently  contemplated that Real Asset Fund will do so to a significant  extent.  Real Asset Fund's Sub-Advisor will not rely solely on the ratings assigned by rating services,  and Real Asset Fund may invest in unrated  securities which offer, in the  opinion of Real Asset  Fund's  Sub-Advisor,  comparable  yields and risks as those rated  securities  in which Real Asset Fund may invest.

         High-yield  securities  are  rated  "BB" or below by  Standard  & Poor's  Corporation  or "Ba" or below by  Moody's  Investors
Service,  Inc.,  or have a similar  credit  risk  rating by  another  rating  organization.  If they are  unrated,  Real  Asset  Fund's
Sub-Advisor  will  assign a rating to them that the  Sub-Advisor  believes is of  comparable  quality to rated  securities.  High-yield securities  are  considered  more risky than  investment-grade  bonds  because  there is greater  uncertainty  regarding  the  economic viability of the issuer.  Real Asset Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P.

         Special Risks of High-Yield Securities. Risks of high-yield securities may include:
o        limited liquidity and secondary market support,
o        substantial market price volatility resulting from changes in prevailing interest rates,
o        subordination to the prior claims of banks and other senior lenders,
o        the operation of mandatory sinking fund or  call/redemption  provisions during periods of declining  interest rates that could cause Real  Asset Fund to  reinvest  premature  redemption  proceeds  only in lower  yielding  portfolio securities,
o        the possibility that earnings of the issuer may be insufficient to meet its debt service, and
o        the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

         As a result of the limited liquidity of high-yield  securities,  their prices have at times experienced  significant and rapid decline  when a  substantial  number of holders  decided to sell.  A decline is also likely in the  high-yield  bond  market  during an economic  downturn.  An economic  downturn or an increase in interest rates could severely  disrupt the market for high-yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

|X|      Asset-Backed  Securities.  Some of the Underlying  Funds may invest in asset-backed  securities.  Asset-backed  securities are fractional  interests  in  pools  of  assets,  typically  accounts  receivable  or  consumer  loans.  They  are  issued  by  trusts  or special-purpose  corporations.  These  securities  are subject to prepayment  risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-backed  securities,  described above, and are backed by a pool of assets that consist of  obligations  of individual  borrowers.  The income from the pool is passed  through to the holders of participation  interest in the pools. The pools may offer a credit  enhancement,  such as a bank letter of credit, to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the  enhancement,  if any, might not be for the full par value of the security.  If the  enhancement is exhausted and any required  payments of interest or repayments of principal are not made, an Underlying Fund could suffer losses on its investment or delays in receiving payment.

         The value of an  asset-backed  security is affected by changes in the market's  perception  of the asset backing the security, the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial  institution  providing any credit  enhancement,  and is also affected if any credit  enhancement  has been  exhausted.  The risks of investing in asset-backed securities  are  ultimately  related to payment of  consumer  loans by the  individual  borrowers.  As a purchaser  of an  asset-backed security,  an Underlying  Fund would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments,  which may shorten the weighted average life of asset-backed  securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

|X|      Participation  Interests.  Some of the  Underlying  Funds can invest in  participation  interests,  subject to the  Underlying
Fund's  limitation on investments in illiquid  investments.  A  participation  interest is an undivided  interest in a loan made by the issuing  financial  institution in the proportion that the buyer's  participation  interest bears to the total principal  amount of the loan. The issuing  financial  institution may have no obligation to this fund other than to pay this fund the  proportionate  amount of the principal and interest  payments it receives.  For specific  limitations on the  Underlying  Funds'  investments  in  participation interests, refer to the SAI for the Underlying Fund.

         Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal  and interest on the loan.  There is a risk that a borrower may have  difficulty  making  payments.  If a borrower fails to pay scheduled  interest or principal  payments,  an Underlying Fund could  experience a reduction in its income.  The value of that  participation  interest might also decline,  which could affect the net asset value of an Underlying  Fund's shares.  If the issuing financial  institution fails to perform its obligations under the participation  agreement,  an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|      Bank  Obligations  and  Securities  That Are Secured By Them.  Some of the  Underlying  Funds can invest in bank  obligations, including time deposits,  certificates of deposit,  and bankers'  acceptances.  They must be either obligations of a domestic bank with total assets of at least $1 billion or  obligations of a foreign bank with total assets of at least U.S. $1 billion.  These  Underlying
Funds may also invest in instruments  secured by bank obligations (for example,  debt which is guaranteed by the bank). For purposes of this policy,  the term "bank"  includes  commercial  banks,  savings banks,  and savings and loan  associations  that may or may not be members of the Federal Deposit Insurance Corporation.

         Time deposits are  non-negotiable  deposits in a bank for a specified  period of time at a stated  interest rate.  They may or may not be subject to  withdrawal  penalties.  However,  time  deposits  that are  subject to  withdrawal  penalties,  other than those maturing in seven days or less, are subject to the limitation on investments by the Underlying Fund in illiquid investments.

         Bankers' acceptances are marketable short-term credit instruments used to finance the import,  export,  transfer or storage of goods.  They are deemed "accepted" when a bank guarantees their payment at maturity.

|X|      Investment-Grade  Bonds.  Some of the  Underlying  Funds may invest in  investment-grade  debt  obligations  rated in the four highest  investment  categories by Standard & Poor's  Corporation,  Moody's Investors  Service,  Inc., or by another NRSRO. If they are unrated,  they will be assigned a rating to be considered of similar  quality to obligations  that are rated  investment  grade.  These investments may include:

              Corporate Bonds.  Some of the Underlying Funds may invest in debt securities issued by domestic corporations.

              Foreign  Bonds.  Some of the  Underlying  Funds may invest in bonds and other debt  securities  denominated in currencies other than the U.S. dollar.  Generally,  these securities are issued by foreign  corporations and foreign governments and are traded on foreign markets.  Investment in foreign debt securities that are denominated in foreign  currencies  involve certain  additional risks, which are described below, in "Foreign Securities."

|X|      Foreign  Securities.  Some of the Underlying Funds may invest in foreign securities.  "Foreign  securities" include equity and debt  securities  issued or  guaranteed  by  companies  organized  under the laws of  countries  other than the United  States and debt securities  issued or guaranteed by  governments  other than the U.S.  government or by foreign  supra-national  entities,  such as the
World Bank.  Real Estate Fund can  purchase  securities  issued by foreign real estate  companies.  Those  securities  may be traded on foreign securities exchanges or in the foreign  over-the-counter  markets.  Securities denominated in foreign currencies issued by U.S.
companies are also considered to be "foreign  securities."  For specific  information on the type of securities that an Underlying Fund considers  "foreign  securities"  and the  limitations  on the total amount of assets of the  Underlying  Funds that can be invested in foreign securities, refer to the Prospectus and SAI for the Underlying Fund.

         Investing in foreign  securities  offers  potential  benefits not available  from  investing  solely in securities of domestic issuers.  They include the  opportunity to invest in foreign  issuers that appear to offer income  potential,  or in foreign  countries with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio value by taking advantage of foreign  securities  markets that do not move in a manner parallel to U.S.  markets,  or to benefit from the  appreciation relative to the U.S. Dollar of foreign  currencies in which such  securities may  denominated.  The Underlying  Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

         o Foreign Debt Obligations.  The debt obligations of a foreign  government and its agencies and  instrumentalities  may or may not be supported by the full faith and credit of the foreign  government.  Some of the Underlying  Funds can buy  securities  issued by certain  "supra-national"  entities,  which include entities designated or supported by governments to promote economic  reconstruction or  development,  international  banking  organizations  and related  government  agencies.  Examples  are the  International  Bank for
Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental  members of these  supra-national  entities are "stockholders" that typically make capital  contributions and may be committed to make additional capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending  activities  may be limited to a percentage of its total capital,  reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         Some of the  Underlying  Funds can invest in U.S.  dollar-denominated  "Brady  Bonds." These foreign debt  obligations  may be fixed-rate  par bonds or  floating-rate  discount  bonds.  They are  generally  collateralized  in full as to repayment of principal at maturity by U.S. Treasury  zero-coupon  obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components:  (i) the collateralized  repayment of principal at final maturity; (ii) the collateralized interest payments;  (iii) the  uncollateralized  interest  payments;  and (iv) any  uncollateralized  repayment of principal at maturity.  Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized  Brady Bonds resulting in acceleration of the payment  obligations of the issuer,  the zero-coupon  U.S.  Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled  maturity of the defaulted  Brady Bonds.  The defaulted  bonds will continue to remain  outstanding,  and the face amount of the collateral  will equal the principal  payments which would have then been due on the Brady Bonds in the normal  course.  Because of the residual risk of
Brady Bonds and the history of defaults  with respect to  commercial  bank loans by public and private  entities of  countries  issuing
Brady Bonds, Brady Bonds are considered speculative investments.

         Because some of the Underlying Funds can purchase  securities  denominated in foreign  currencies,  a change in the value of a foreign  currency  against the U.S.  dollar  could result in a change in the amount of income the  Underlying  Fund has  available  for distribution.  Because a portion of an Underlying Fund's investment  income may be received in foreign  currencies,  an Underlying Fund will be required to compute its income in U.S.  dollars for  distribution  to  shareholders,  and  therefore the  Underlying  Fund will absorb the cost of currency  fluctuations.  After the Underlying Fund has distributed  income,  subsequent  foreign currency losses may result in the  Underlying  Fund's having  distributed  more income in a particular  fiscal period than was  available  from  investment income, which could result in a return of capital to shareholders.

|X|      Passive Foreign Investment  Companies.  Some securities of corporations  domiciled outside the U.S. which the Underlying Funds may  purchase,  may be  considered  passive  foreign  investment  companies  ("PFICs")  under U.S.  tax laws.  PFICs are those  foreign corporations  which generate  primarily  passive  income.  They tend to be growth  companies or "start-up"  companies.  For federal tax purposes,  a  corporation  is deemed a PFIC if 75% or more of the  foreign  corporation's  gross  income for the income year is passive income or if 50% or more of its assets are  assets  that  produce or are held to  produce  passive  income.  Passive  income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

         Investing in PFICs involves the risks  associated with investing in foreign  securities,  as described  above.  There are also the risks that the  Underlying  Fund may not realize  that a foreign  corporation  it invests in is a PFIC for  federal  tax  purposes.
Federal  tax laws impose  severe tax  penalties  for  failure to properly  report  investment  income  from PFICs.  Following  industry standards,  the Underlying  Funds make every effort to ensure  compliance  with federal tax reporting of these  investments.  PFICs are considered  foreign  securities for the purposes of the Underlying Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

         Subject to the limits under the Investment  Company Act of 1940 (the  "Investment  Company Act"), the Underlying Fund may also invest in foreign  mutual  funds which are also deemed  PFICs  (since  nearly all of the income of a mutual fund is  generally  passive income).  Investing in these types of PFICs may allow exposure to various  countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

         In addition to bearing their proportionate share of a fund's expenses (management fees and operating  expenses),  shareholders will also  indirectly  bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies  are described below under "Investment in Other Investment Companies."

         o Risks of Foreign  Investing.  Investments  in foreign  securities  may offer  special  opportunities  for investing but also present special  additional risks and considerations not typically  associated with investments in domestic  securities.  Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation in value of foreign  investments due to changes in currency,  rates or currency  devaluation,  or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
                         lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes;
o        possibilities  in some  countries of  expropriation,  confiscatory  taxation,  political,  financial or social  instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         o Special  Risks of Emerging  Markets.  Emerging  and  developing  markets  abroad may also offer  special  opportunities  for investing but have greater risks than more developed  foreign  markets,  such as those in Europe,  Canada,  Australia,  New Zealand and
Japan.  There may be even less  liquidity in their  securities  markets,  and  settlements  of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation  of income and profits because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability,  which can greatly affect the volatility of prices of securities in those  countries.  The Underlying  Funds' manager will consider these factors when evaluating  securities in these markets.  For specific  limitations on the Underlying Funds' investments in emerging and developing markets, refer to the SAI for the Underlying Fund.

              ?   Settlement of  Transactions.  Settlement  procedures in developing  markets may differ from those of more established securities markets.  Settlements may also be delayed by operational problems.  Securities issued by developing countries and by issuers located in those  countries  may be subject to extended  settlement  periods.  Delays in settlement  could result in temporary  periods during which a portion of an  Underlying  Fund's  assets is  uninvested  and no return is earned on those  assets.  The inability of an
Underlying Fund to make intended  purchases of securities due to settlement  problems could cause an Underlying Fund to miss investment opportunities.  An  Underlying  Fund could  suffer  losses from the  inability  to dispose of portfolio  securities  due to  settlement problems.  As a result there could be subsequent declines in the value of the portfolio security,  a decrease in the level of liquidity of an Underlying Fund's portfolio or, if an Underlying Fund has entered into a contract to sell the security,  a possible  liability to the purchaser.

              ?   Price  Volatility.  Securities  prices in developing  markets may be significantly  more volatile than is the case in more developed  nations of the world. In particular,  countries with emerging markets may have relatively  unstable  governments.  That presents the risk of  nationalization  of businesses,  restrictions  on foreign  ownership or  prohibitions  of repatriation of assets.
These countries may have less protection of property rights than more developed  countries.  The economies of developing  countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

              ?   Less Developed  Securities Markets.  Developing market countries may have less well-developed  securities markets and exchanges.  Consequently they have lower trading volume than the securities markets of more developed  countries.  These markets may be unable to respond effectively to increases in trading volume.  Therefore,  prompt liquidation of substantial  portfolio holdings may be difficult at times.  As a result,  these  markets may be  substantially  less liquid than those of more  developed  countries,  and the securities of issuers located in these markets may have limited marketability.

              ?   Government  Restrictions.  In certain developing countries,  government approval may be required for the repatriation of investment  income,  capital or the proceeds of sales of  securities  by foreign  investors,  such as an  Underlying  Fund.  Also, a government might impose temporary  restrictions on remitting  capital abroad if the country's balance of payments  deteriorates,  or it might do so for other  reasons.  If  government  approval  were delayed or refused,  an  Underlying  Fund could be adversely  affected.
Additionally, an Underlying Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

         Among the  countries  that the Manager has  identified as  developing  or emerging  markets in which an  Underlying  Fund will consider investing are the following countries. An Underlying Fund might not invest in all of these countries and the list may change.

 Algeria                  Czech Republic         Ivory Coast         Nigeria                   Sri Lanka
 Argentina                Ecuador                Jamaica             Pakistan                  Swaziland
 Bangladesh               Egypt                  Jordan              Paraguay                  Taiwan
 Bolivia                  Estonia                Kenya               Peru                      Tanzania
 Botswana                 Ghana                  Latvia              Philippines               Thailand
 Brazil                   Greece                 Lebanon             Poland                    Tunisia
 Bulgaria                 Guyana                 Lithuania           Portugal                  Turkey
 Chile                    Hong Kong              Malaysia            Russia                    Ukraine
 China                    Hungary                Mauritius           Singapore                 Uruguay
 Colombia                 India                  Mexico              Slovakia Republic         Venezuela
 Costa Rica               Indonesia              Morocco             Slovenia                  Vietnam
 Croatia                  Iran                   Myanmar             South Africa              Zambia
 Cyprus                   Israel                 Namibia             South Korea               Zimbabwe

              ?   Privatization  Programs.  The governments in some  developing  countries have been engaged in programs to sell all or part of their interests in government-owned or controlled  enterprises.  Privatization programs may offer opportunities for significant capital  appreciation,  and the Manager  may invest  Underlying  Fund  assets in  privatization  programs  in what it  considers  to be appropriate  circumstances.  In certain developing countries, the ability of foreign entities such as an Underlying Fund to participate in  privatization  programs  may be limited by local law.  Additionally,  the terms on which an  Underlying  Fund might be permitted to participate may be less advantageous than those afforded local investors.  There can be no assurance that  privatization  programs will be successful.

Other Investment  Techniques and Strategies.  In seeking their investment  objectives,  certain  Underlying Funds may from time to time use the types of investment  strategies and investments  described  below.  They are not required to use all of these strategies at all times, and at times may not use them.

         |X|  Zero-Coupon  Securities.  Some  of the  Underlying  Funds  can  buy  zero-coupon  and  delayed-interest  securities,  and
"stripped"  securities.  Stripped  securities  are debt  securities  whose  interest  coupons are separated  from the security and sold separately.  Some of the  Underlying  Funds can buy different  types of zero-coupon or stripped  securities,  including,  among others, foreign debt  securities  and U.S.  Treasury  notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon  securities  do not make  periodic  interest  payments  and are sold at a deep  discount  from their face value at maturity.  The buyer  recognizes a rate of return  determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity,  as well as prevailing  interest rates, the  liquidity of the security and the credit  quality of the issuer.  In the absence of threats to the issuer's  credit  quality,  the discount  typically  decreases  as the  maturity  date  approaches.  Some  zero-coupon  securities  are  convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually  at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more  dramatically than the value of interest-bearing  securities when prevailing interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         An Underlying  Fund's investment in zero-coupon  securities may cause that fund to recognize income and make  distributions to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  that fund may have to sell  portfolio  securities  that it otherwise  might have  continued to hold or to use cash flows from other sources such as the sale of the Underlying Fund shares.

         |X| "Stripped"  Mortgage-Related  Securities.  Some of the Underlying Funds can invest in stripped mortgage-related securities that are  created by  segregating  the cash flows from  underlying  mortgage  loans or  mortgage  securities  to create two or more new securities.  Each has a  specified  percentage  of the  underlying  security's  principal  or  interest  payments.  These are a form of derivative investment.

         Mortgage  securities may be partially  stripped so that each class receives some interest and some  principal.  However,  they may be  completely  stripped.  In that  case all of the  interest  is  distributed  to  holders  of one type of  security,  known as an
"interest-only"  security,  or "I/O," and all of the  principal  is  distributed  to holders of another  type of  security,  known as a
"principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments  (including  prepayments) on the underlying mortgages.  If the underlying  mortgages  experience  greater than anticipated  prepayments of principal,  an Underlying Fund might not fully recoup its investment in an I/O based on those assets. If underlying  mortgages  experience less than anticipated  prepayments of principal,  the yield on the P/Os based on them could decline  substantially.  The market for some of these  securities may be limited, making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

         |X|  Floating  Rate and Variable  Rate  Obligations.  Some  securities  that some of the  Underlying  Funds can purchase  have variable or floating  interest rates.  Variable rates are adjusted at stated periodic  intervals.  Variable rate obligations may have a demand  feature that allows the  Underlying  Fund to tender the  obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate note is adjusted  automatically  according to a stated  prevailing market rate, such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard.  The instrument's rate is adjusted  automatically  each time the base rate is  adjusted.  The interest  rate on a variable  rate note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified intervals.  Generally,  the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation is less than that for  fixed-rate  obligations of the same maturity.  The Underlying  Fund's manager may determine that an unrated  floating rate or variable rate obligation  meets the Fund's quality  standards by reason of being backed by a letter of credit or guarantee  issued by a bank that meets those quality standards.

         Floating rate and variable  rate demand notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay the outstanding  principal  amount of the note plus accrued  interest.  Generally the issuer must provide a specified  number of days' notice to the holder.

         Step-coupon  bonds have a coupon  interest  rate that changes  periodically  during the life of the security on  predetermined dates that are set when the security is issued.

         |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  Some  of the  Underlying  Funds  may  invest  in  securities  on a
"when-issued" basis and may purchase or sell securities on a "delayed-delivery"  basis. When-issued and delayed-delivery are terms that refer to securities  whose terms and indenture are available and for which a market  exists,  but which are not available for immediate delivery.  For specific limitations on the Underlying Funds' investments in "when-issued" and  "delayed-delivery"  transactions,  refer to the SAI for the Underlying Fund.

         When such  transactions  are  negotiated,  the price  (which is  generally  expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities  take place at a later date. The securities are subject to change in value from market  fluctuations  during the period until settlement.  The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction  other than that expected by the Underlying  Fund's manager before  settlement will affect the value of such securities and may cause a loss to an Underlying Fund.  During the period between purchase and settlement,  no payment is made by an Underlying  Fund to the issuer and no interest  accrues to the  Underlying  Fund from the  investment  until it receives the security at  settlement.  There is a risk of loss to the Underlying  Fund if the value of the security  changes prior to the settlement date, and there is the risk that the other party may not perform.

         Some of the  Underlying  Funds may  engage in  when-issued  transactions  to secure  what  their  manager  considers  to be an advantageous  price and yield at the time the  obligation  is entered  into.  When an  Underlying  Fund  enters into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to complete the transaction.  Its failure to do so may cause an Underlying
Fund to lose the opportunity to obtain the security at a price and yield its manager considers to be advantageous.

         When an Underlying Fund engages in when-issued and delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment  objective and policies or for delivery pursuant to options contracts it has entered into,  and not for the purpose of investment  leverage.  Although an Underlying  Fund will enter into  delayed-delivery  or when-issued purchase  transactions  to acquire  securities,  it may dispose of a commitment  prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a  when-issued  security  prior to its  acquisition  or to dispose of its right to  delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time an  Underlying  Fund makes the  commitment  to purchase or sell a security on a  when-issued  or  delayed-delivery basis,  it records the  transaction on its books and reflects the value of the security  purchased in determining  its net asset value.
In a sale  transaction,  it records the proceeds to be received.  An Underlying  Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

         When-issued and  delayed-delivery  transactions  can be used by an Underlying  Fund as a defensive  technique to hedge against anticipated  changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices, an Underlying
Fund might sell  securities  in its portfolio on a forward  commitment  basis to attempt to limit its exposure to  anticipated  falling prices.  In periods of falling  interest rates and rising prices,  an Underlying Fund might sell portfolio  securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X|  Repurchase  Agreements.  Some of the  Underlying  Funds can  acquire  securities  subject to  repurchase  agreements.  An
Underlying Fund might do so for liquidity  purposes to meet  anticipated  redemptions of fund shares,  or pending the investment of the proceeds  from sales of fund shares,  or pending the  settlement  of portfolio  securities  transactions,  or for  temporary  defensive purposes.

         In a repurchase  transaction,  an Underlying Fund buys a security from, and  simultaneously  resells it to, an approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit requirements set by the Underlying Fund's manager from time to time.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically occurs within one to five days of the purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to an Underlying  Fund's limits on holding  illiquid  investments.  There is generally no limit on the amount of the  Underlying  Funds' net assets that may be subject to repurchase  agreements  having  maturities of seven days or less for defensive  purposes.  For specific  limitations  on the Underlying
Funds' investments in securities subject to repurchase agreements, refer to the SAI for the Underlying Fund.

         Repurchase  agreements,  considered "loans" under the Investment  Company Act are  collateralized by the underlying  security.
The Underlying Funds' repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery  date,  the  Underlying  Fund may incur costs in disposing of the  collateral  and may  experience losses if there is any delay in its ability to do so. The  Underlying  Funds'  manager will monitor the  vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive  Order issued by the SEC, the  Underlying  Funds,  along with other  affiliated  entities  managed by their manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested in one or more  repurchase  agreements,  secured by U.S.  government  securities.  Securities  that are pledged as collateral  for  repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be sufficient to cover payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         Reverse  Repurchase  Agreements.  Some of the Underlying  Funds can use reverse  repurchase  agreements on debt obligations it owns.  Under a reverse  repurchase  agreement,  the Underlying Fund sells an underlying debt  obligation and  simultaneously  agrees to repurchase the same security at an  agreed-upon  price on an  agreed-upon  date. The Underlying  Fund will identify on its books liquid assets in an amount sufficient to cover its obligations  under reverse  repurchase  agreements,  including  interest,  until payment is made to the seller.

         These  transactions  involve the risk that the market  value of the  securities  sold by the  Underlying  Fund under a reverse repurchase  agreement could decline below the price at which the Underlying Fund is obligated to repurchase  them. These agreements are considered  borrowings by the Underlying Fund and will be subject to the asset coverage  requirement under the Underlying Fund's policy on borrowing.

         Investment in Other Investment  Companies.  Some of the Underlying Funds can also invest in the securities of other investment companies,  which can include  open-end  funds,  closed-end  funds and unit investment  trusts,  subject to the limits set forth in the
Investment  Company Act that apply to those  types of  investments.  For  example,  an  Underlying  Fund may invest in  Exchange-Traded
Funds,  which are typically open-end funds or unit investment  trusts,  listed on a stock exchange.  The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income  markets represented by the  Exchange-Traded  Funds' portfolio, at times when the  Underlying  Fund may not be able to buy those  portfolio  securities  directly.  As a  non-fundamental  policy,  the
Underlying  Funds cannot invest in the securities of other  registered  open-end  investment  companies or registered  unit  investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

         Investing in another  investment  company may involve the payment of substantial  premiums above the value of such  investment company's  portfolio  securities and is subject to limitations under the Investment  Company Act. The Underlying Funds do not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the Underlying  Fund would be subject to its ratable share of that  investment  company's  expenses,  including  its  advisory  and  administration  expenses.  For  specific  limitations  on the
Underlying  Funds'  investments in securities of other investment  companies,  refer to the SAI for the Underlying Fund. The Underlying
Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

|X|      Real Estate  Investment Trusts (REITs).  Some of the Underlying Funds can invest in real estate investment  trusts, as well as real  estate  development  companies  and  operating  companies.  They can also buy shares of  companies  engaged in other real  estate businesses.  REITs are trusts that sell  shares to  investors  and use the  proceeds  to invest in real  estate.  A REIT can focus on a particular  project,  such as a shopping center or apartment complex,  or may buy many properties or properties located in a particular geographic region.

         To the extent a REIT focuses on a particular  project,  sector of the real estate market or geographic region, its share price will be affected by economic and political events  affecting that project,  sector or geographic  region.  Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological  developments.  REIT prices  also may drop  because of the  failure of  borrowers  to pay their  loans,  a dividend  cut, a  disruption  to the real  estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|      Illiquid  and  Restricted  Securities.  Under the policies and  procedures  established  by the  Underlying  Funds'  Boards of
Trustees/Directors,  their manager  determines the liquidity of certain of an Underlying  Fund's  investments.  To enable an Underlying
Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws, the Underlying Fund may have to cause those  securities to be registered.  The expenses of registering  restricted  securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities.  When the Underlying  Fund must arrange  registration  because the
Underlying  Fund wishes to sell the  security,  a  considerable  period may elapse  between  the time the  decision is made to sell the security and the time the security is registered so that the Underlying  Fund could sell it. The  Underlying  Fund would bear the risks of any downward price fluctuation during that period.

         The Underlying Funds may also acquire  restricted  securities  through private  placements.  Those securities have contractual restrictions  on their public  resale.  Those  restrictions  may make it more  difficult to value them,  and might limit an  Underlying
Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

         The Underlying Funds have limitations that apply to purchases of restricted securities,  as stated in their prospectus.  Those percentage  restrictions  generally  do not  limit  purchases  of  restricted  securities  that  are  eligible  for  sale to  qualified institutional  purchasers  under Rule 144A of the  Securities  Act of 1933, if those  securities  have been  determined to be liquid by their manager under  Board-approved  guidelines.  Those  guidelines take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.  If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities  generally include  repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

|X|      Forward  Rolls.  Some of the  Underlying  Funds can enter into "forward roll"  transactions  with respect to  mortgage-related securities.  In this type of transaction,  an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase  a similar  security  (the same type of security,  and having the same coupon and  maturity) at a later date at a set price.
The  securities  that are  repurchased  will have the same  interest  rate as the  securities  that are  sold,  but  typically  will be collateralized  by different  pools of  mortgages  (with  different  prepayment  histories)  than the  securities  that have been sold.
Proceeds from the sale are invested in short-term instruments,  such as repurchase agreements. The income from those investments,  plus the fees from the forward  roll  transaction,  are  expected to generate  income to the  Underlying  Fund in excess of the yield on the securities that have been sold.

         The Underlying Fund will only enter into "covered"  rolls. To assure its future payment of the purchase price,  the Underlying
Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

         These  transactions  have  risks.  During the period  between the sale and the  repurchase,  the  Underlying  Fund will not be entitled to receive  interest and  principal  payments on the  securities  that have been sold. It is possible that the market value of the  securities  the  Underlying  Fund sells might  decline  below the price at which the  Underlying  Fund is obligated to  repurchase securities.

|X|      Borrowing for Leverage.  Many of the Underlying  Funds have the ability to borrow from banks,  to invest the borrowed funds in portfolio  securities.  This  speculative  technique is known as  "leverage."  Currently,  under the  Investment  Company  Act,  absent exemptive  relief,  a mutual  fund may borrow  only from banks and the  maximum  amount it may borrow is up to  one-third  of its total assets  (including the amount  borrowed) less all liabilities and indebtedness  other than borrowing,  except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.  Under the Investment Company Act, there is a rebuttable  presumption that a loan is  temporary if it is repaid  within 60 days and not  extended or renewed.  If the value of an  Underlying  Fund's  assets fails to meet the 300%  asset  coverage  requirement,  the  Underlying  Fund will  reduce its bank debt  within  three days to meet the requirement. To do so, the Underlying Fund might have to sell a portion of its investments at a disadvantageous time.

The Underlying Fund will pay interest on its borrowings, and that interest expense will raise the overall expenses of the Underlying
Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, an Underlying Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

|X|      Loans of Portfolio  Securities.  To raise cash for income or liquidity  purposes,  some of the Underlying Funds can lend their portfolio  securities  to brokers,  dealers and other types of  financial  institutions  approved  by the  Underlying  Funds'  Board of
Trustees or Directors.  For specific  limitations  on the  Underlying  Funds' loans of portfolio  securities,  refer to the SAI for the
Underlying Fund. In addition, these loans are subject to the other conditions described in the SAI of  the Underlying Fund.

         There are some risks in  connection  with  securities  lending.  An  Underlying  Fund might  experience  a delay in  receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.  An Underlying Fund must receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit or securities of the U.S.  government or its agencies or  instrumentalities,  or other cash  equivalents in which an Underlying Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Underlying
Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be  satisfactory to the Underlying Fund.

         When it lends  securities,  the Underlying Fund receives amounts equal to the dividends or interest on loaned  securities.  It also  receives  one or more of (a)  negotiated  loan fees,  (b)  interest on  securities  used as  collateral,  and (c) interest on any short-term  debt  securities  purchased  with such loan  collateral.  Either type of  interest  may be shared  with the  borrower.  The
Underlying Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection with these loans. The terms of the
Underlying  Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         Some of the  Underlying  Funds may lend their  portfolio  securities  to  brokers,  dealers and other  financial  institutions pursuant to the Securities  Lending Agreement (the "Securities  Lending  Agreement") with JP Morgan Chase,  subject to the restrictions stated in the prospectuses of these funds. Under the Securities  Lending Agreement and applicable  regulatory  requirements  (which are subject to change),  the loan collateral  must, on each business day, be at least equal to the value of the loaned  securities and must consist of cash,  bank letters of credit or securities of the U.S.  Government  (or its agencies or  instrumentalities),  or other cash equivalents  in which these funds are permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay to JP Morgan  Chase,  as agent,  amounts  demanded  by these funds if the demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the fund.  These funds will receive,  pursuant to the
Securities  Lending  Agreement,  80% of all  annual  net  income  (i.e.,  net of  rebates  to the  Borrower)  from  securities  lending transactions.  JP Morgan Chase has agreed, in general,  to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses  relating to securities  lending.  These funds will be  responsible,  however,  for risks  associated with the investment  of cash  collateral,  including  the risk that the issuer of the security in which the cash  collateral  has been  invested defaults.  The Securities  Lending  Agreement may be terminated by either JP Morgan Chase or the fund on 30 days' written  notice.  The terms of these  funds' loans must also meet  applicable  tests under the  Internal  Revenue Code and permit a fund to reacquire  loaned securities on five business days' notice or in time to vote on any important matter.  These funds will lend their portfolio  securities in conformity with each fund's Securities Lending Guidelines, as adopted by the Fund's Board.

|X|      Duration of the Fund's  Portfolio.  Some of the Underlying Funds can invest in debt securities of any maturity or duration but may have an operating policy to maintain a dollar-weighted  average effective  portfolio duration of not more than 3 years. The goal is to try to manage the  sensitivity  of the  Underlying  Fund's  portfolio  to changes in interest  rates,  and in doing so to manage the volatility of the Underlying Fund's share prices in response to those changes.  However,  unanticipated events may change the effective duration of a security  after the  Underlying  Fund buys it, and there can be no assurance  that the  Underlying  Fund will achieve its targeted duration at all times.

         The Manager  determines the effective  duration of debt  obligations  purchased by the Underlying Fund by considering  various factors that apply to a particular type of debt  obligation,  including those  described  below.  Duration is a measure of the expected life of a security on a  current-value  basis  expressed in years,  using  calculations  that  consider the  security's  yield,  coupon interest payments, final maturity and call features.

         While a debt  security's  maturity  can be used to measure  the  sensitivity  of the  security's  price to changes in interest rates,  the term to maturity of a security does not take into account the pattern (or expected  pattern) of the security's  payments of interest or principal  prior to maturity.  Duration,  on the other hand,  measures the length of the time  interval from the present to the time when the interest and principal  payments are scheduled to be received (or, in the case of a mortgage-related  security,  when the interest payments are expected to be received).  Duration  calculations  weigh them by the present value of the cash to be received at each future point in time. If the interest  payments on a debt security  occur prior to the repayment of principal,  the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

         Absent  other  factors,  the lower the stated or coupon rate of interest on a debt  security or the longer the maturity or the lower the  yield-to-maturity  of the debt  security,  the longer the  duration of the  security.  Conversely,  the higher the stated or coupon rate of interest,  the shorter the maturity or the higher the yield-to-maturity of a debt security,  the shorter the duration of the security.

         Futures,  options and options on futures in general have durations that are closely  related to the duration of the securities that  underlie  them.  Holding long  futures  positions or call option  positions  (backed by liquid  assets) will tend to lengthen the portfolio's duration.

In some cases the standard  effective  duration  calculation  does not properly  reflect the interest rate exposure of a security.  For example,  floating and variable rate securities often have final maturities of ten or more years.  However,  their exposure to interest rate  changes  corresponds  to the  frequency  of the times at which  their  interest  coupon  rate is reset.  In the case of  mortgage pass-through  securities,  the stated final maturity of the security is typically 30 years,  but current rates or prepayments  are more important to determine  the  security's  interest rate  exposure.  In these and other  similar  situations,  the Manager will use other analytical  techniques  that consider the economic life of the security as well as relevant  macroeconomic  factors (such as historical prepayment rates) in determining the Underlying Fund's effective duration.

|X|      Money Market  Instruments.  Some of the Underlying Funds can invest in a variety of high quality money market  instruments and short-term debt obligations,  both under normal market conditions and for defensive  purposes.  The following is a brief description of the types of money  market  securities  and  short-term  debt  obligations  the  Underlying  Funds can invest in.  Those  money  market securities  are  high-quality,  short-term  debt  instruments  that are  issued by the U.S.  government,  corporations,  banks or other entities. They may have fixed, variable or floating interest rates.

         o U.S.  Government  Securities.  Some of the  Underlying  Funds  can  invest  in U.S.  Government  securities.  These  include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

         o Bank  Obligations.  Some of the Underlying  Funds can buy time deposits,  certificates of deposit and bankers'  acceptances.
They must be:

                  o obligations  issued or  guaranteed  by a  domestic  bank or foreign  bank  (including  a foreign  branch of a domestic bank) having total assets of at least U.S. $1 billion,
o        banker's  acceptances  (which may or may not be supported by letters of credit) only if guaranteed by a U.S.  commercial  bank with total assets of at least U.S. $1 billion.

         Some of the Underlying  Funds can make time deposits.  These are  non-negotiable  deposits in a bank for a specified period of time. They may be subject to early withdrawal  penalties.  Time deposits that are subject to early withdrawal  penalties are subject to the Fund's limits on illiquid  investments,  as described below.  "Banks" include commercial banks,  savings banks and savings and loan associations.

         o Commercial  Paper.  Some of the Underlying  Funds can invest in commercial  paper if it is rated within the top two or three rating  categories of S&P and Moody's or other rating  organizations.  If the paper is not rated, it may be purchased if the Underlying
Fund's  manager  determines  that it is  comparable  to rated  commercial  paper in the top two or three rating  categories of national rating organizations.

         Some of the Underlying Funds can buy commercial  paper,  including U.S.  dollar-denominated  securities of foreign branches of
U.S.  banks,  issued by other  entities if the  commercial  paper is guaranteed  as to principal and interest by a bank,  government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

         o Variable  Amount  Master  Demand  Notes.  Master  demand  notes are  corporate  obligations  that permit the  investment  of fluctuating  amounts by the Underlying  Funds at varying rates of interest  under direct  arrangements  between an Underlying  Fund, as lender,  and the borrower.  They permit daily changes in the amounts borrowed.  An Underlying Fund has the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements  between the lender and borrower,  it is not expected that there will be a trading  market for them.  There is no  secondary  market for these  notes,  although  they are  redeemable  (and thus are  immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly,  an Underlying Fund's right to redeem such notes is dependent  upon the ability of the borrower to pay  principal  and interest on demand.  For specific  limitations  on the
Underlying Funds' investments in these notes, refer to the SAI for the Underlying Fund.

         The  Underlying  Funds may have no  limitations  on the type of issuer from whom these notes will be  purchased.  However,  in connection  with such purchases and on an ongoing basis,  the Manager will consider the earning  power,  cash flow and other  liquidity ratios of the issuer,  and its ability to pay  principal  and  interest on demand,  including a situation  in which all holders of such notes made demand  simultaneously.  Investments  in master demand notes may be subject to the limitation on investments by a Underlying
Fund in illiquid securities, described in the Underlying Fund's Prospectus.

         |X|      Derivatives.  Many Underlying Funds, and the tactical allocation  component of the Active Allocation Fund, can invest in a variety of  derivative  investments  to gain  investment  exposure to certain  asset  classes to seek  income,  to seek income for liquidity needs or for hedging purposes.  Some derivative  investments that may be used include the hedging instruments described below in this SAI.  Segregated  accounts will be maintained for all derivative  transactions,  as required by the Investment Company Act. For specific limitations on the Underlying Funds' investments in derivatives, refer to the SAI for the Underlying Fund.

         Among the  derivative  investments  that some of the  Underlying  Funds and the  tactical  allocation  component of the Active
Allocation Fund can invest in are "index-linked" or "currency-linked"  notes.  Principal and/or interest payments on index-linked notes depend on the  performance of an underlying  index.  Currency-indexed  securities are typically  short-term or  intermediate-term  debt securities.  Their  value at maturity or the rates at which they pay income are  determined  by the change in value of the U.S.  dollar against one or more foreign  currencies or an index. In some cases,  these securities may pay an amount at maturity based on a multiple of the amount of the relative  currency  movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative  investments  include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.  At  maturity,  the debt  security is  exchanged  for common  stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives  present a risk that the amount payable at maturity will be less than the  principal  amount of the debt  because  the price of the  issuer's  common  stock might not be as high as the manager expected.

         Credit  Derivatives.  Some of the Underlying  Funds and the tactical  allocation  component of the Active  Allocation Fund may enter into credit default swaps,  both directly  ("unfunded  swaps") and indirectly in the form of a swap embedded  within a structured note ("funded swaps"),  to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single  security,  or on a basket of  securities.  A fee is paid to enter into the swap and receives a fixed payment during the life of the swap. An Underlying Fund the tactical  allocation  component of the Active  Allocation Fund may take a short position in the credit default swap (also known as "buying  credit  protection"),  or may take a long position in the credit  default swap note (also known as
"selling credit protection").

         An  Underlying  Fund or the tactical  allocation  component  of the Active  Allocation  Fund could take a short  position in a credit default swap (the "unfunded  swap") against a long portfolio  position to decrease  exposure to specific high yield issuers.  If the short credit default swap is against a corporate  issue,  the Underlying  Fund or the tactical  allocation  component of the Active
Allocation  Fund must own that corporate  issue.  However,  if the short credit default swap is against  sovereign debt, the Underlying
Fund or the  tactical  allocation  component of the Active  Allocation  Fund may own either:  (i) the  reference  obligation,  (ii) any sovereign debt of that foreign  country,  or (iii) sovereign debt of any country that its manager  determines is closely  correlated as an inexact bona fide hedge.

         If a short  position  is taken in s credit  default  swap and if there is a credit  event  (including  bankruptcy,  failure to timely pay interest or principal,  or a  restructuring),  the defaulted bonds will be delivered and the swap  counterparty will pay the par amount of the bonds.  An  associated  risk is adverse  pricing when  purchasing  bonds to satisfy the delivery  obligation.  If the swap is on a basket of securities,  the notional  amount of the swap is reduced by the par amount of the defaulted  bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit  default swap note (i.e.,  purchasing  the "funded  swap") would  increase the Underlying
Fund's or the tactical  allocation  component of the Active  Allocation Fund's exposure to specific high yield corporate  issuers.  The goal would be to  increase  liquidity  in that  market  sector via the swap note and its  associated  increase in the number of trading instruments, the number and type of market participants, and market capitalization.

         If an Underlying Fund or the tactical  allocation  component of the Active Allocation Fund takes a long position in the credit default swap note and if there is a credit event,  the Underlying Fund or the tactical  allocation  component of the Active  Allocation
Fund  will pay the par  amount  of the  bonds  and the  swap  counterparty  will  deliver  the  bonds.  If the  swap is on a basket  of securities,  the notional  amount of the swap is reduced by the par amount of the defaulted  bond, and the fixed payments are then made on the reduced notional amount.

         Other risks of credit default swaps include the cost of paying for credit  protection if there are no credit  events,  pricing transparency  when  assessing  the cost of a credit  default  swap,  counterparty  risk,  and the need to fund the delivery  obligation
(either cash or the  defaulted  bonds,  depending on whether the  Underlying  Fund or the tactical  allocation  component of the Active
Allocation  Fund is long or short the swap,  respectively).  For specific  limitations on the Underlying  Funds'  investments in credit derivatives, refer to the SAI for the Underlying Fund.

         Investments  in Hybrid  Instruments.  A primary  vehicle for gaining  exposure to the  commodities  markets is through  hybrid instruments.  These are either equity or debt derivative securities with one or more  commodity-dependent  components that have payment features  similar  to a  commodity  futures  contract,  a  commodity  option  contract,  or a  combination  of both.  Therefore,  these instruments are  "commodity-linked."  They are considered "hybrid"  instruments because they have both commodity-like and security-like characteristics.  Hybrid  instruments are derivative  instruments  because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

              Qualifying Hybrid  Instruments.  Some of the Underlying Funds may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act (the "Act") and the regulations adopted thereunder. See Appendix D to this SAI.

              Principal  Protection.  Hybrid  instruments  may be  principal  protected,  partially  protected,  or offer no  principal protection.  A  principal  protected  hybrid  instrument  means that the issuer  will pay,  at a minimum,  the par value of the note at maturity.  Therefore,  if the  commodity  value to which the  hybrid  instrument  is  linked  declines  over the life of the note,  the
Underlying Fund will receive at maturity the face or stated value of the note.

         With a principal  protected  hybrid  instrument,  the Underlying Fund will receive at maturity the greater of the par value of the note or the  increase in value of the  underlying  commodity  or index.  This  protection  is, in effect,  an option whose value is subject to the volatility and price level of the underlying  commodity.  This optionality can be added to a hybrid structure,  but only for a cost higher than that of a partially  protected (or no protection)  hybrid  instrument.  The Manager's decision on whether to use principal  protection  depends in part on the cost of the protection.  In addition,  the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

         With full principal  protection,  the Underlying Fund will receive at maturity of the hybrid  instrument either the stated par value of the hybrid  instrument,  or  potentially,  an amount  greater than the stated par value if the  underlying  commodity,  index, futures  contract or economic  variable to which the hybrid  instrument is linked has increased in value.  Partially  protected  hybrid instruments may suffer some loss of principal if the underlying  commodity,  index,  futures contract or economic variable to which the hybrid  instrument  is linked  declines  in value  during  the term of the  hybrid  instrument.  However,  partially  protected  hybrid instruments have a specified limit as to the amount of principal that they may lose.

              Hybrid  Instruments  Without  Principal  Protection.  Some of the Underlying Funds may also invest in hybrid  instruments that offer no principal  protection.  At maturity,  there is a risk that the underlying  commodity price,  futures  contract,  index or other  economic  variable  may have  declined  sufficiently  in value such that some or all of the face value of the hybrid  instrument might not be returned.  Some of the hybrid  instruments  that the  Underlying  Fund may invest in may have no principal  protection and the hybrid instrument could lose all of its value.

         With a  partially-protected  or  no-principal-protection  hybrid  instrument,  the Underlying  Fund may receive at maturity an amount less than the note's par value if the  commodity,  index or other economic  variable value to which the note is linked  declines over the term of the note. The Manager,  at its discretion,  may invest in a partially  protected  principal  structured note or a note without  principal  protection.  In deciding to purchase a note without  principal  protection,  the Manager may consider,  among other things, the expected  performance of the underlying  commodity futures contract,  index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Manager believes are relevant.

              Limitations on Leverage.  Some of the hybrid  instruments in which an Underlying  Fund invests may involve  leverage.  To avoid being  subject to undue  leverage  risk, an  Underlying  Fund may seek to limit the amount of economic  leverage it has under one hybrid  instrument in which it invests and the leverage of the Underlying  Fund's overall  portfolio.  For example,  an Underlying Fund may not invest in a hybrid instrument if, at the time of purchase:
o        That instrument's  "leverage ratio" exceeds 300% of the price increase in the underlying  commodity,  futures contract,  index or other economic variable; or
o        The Underlying Fund's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase.

         "Leverage ratio" is the expected  increase in the value of a hybrid  instrument,  assuming a one percent price increase in the underlying  commodity,  futures  contract,  index or other economic  factor.  In other words,  for a hybrid  instrument with a leverage factor of 150%,  a 1% gain in the  underlying  economic  variable  would be  expected  to result in a 1.5% gain in value for the hybrid instrument.  "Portfolio  leverage ratio" is defined as the average (mean)  leverage ratio of all  instruments in the Underlying  Fund's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values.

              Counterparty  Risk. A significant risk of Hybrid  Instruments is counterparty  risk. Unlike  exchange-traded  futures and options, which are standard contracts,  hybrid instruments are customized  securities,  tailor-made by a specific issuer. With a listed futures or options contract,  an investor's  counterparty is the exchange  clearinghouse.  Exchange  clearinghouses  are capitalized by the exchange  members and typically have high  investment  grade ratings  (ratings of AAA or AA by Standard & Poor's).  Therefore,  the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

         However,  with a hybrid instrument,  the Underlying Fund will take on the counterparty  credit risk of the issuer. That is, at maturity  of the hybrid  instrument,  there is a risk that the issuer may be unable to perform  its  obligations  under the  structured note.  Issuers of hybrid  instruments are typically large money center banks,  broker-dealers,  other financial  institutions and large corporations.  To  minimize  this  risk  the  Underlying  Fund  will  transact,  to the  extent  possible,  with  issuers  who  have an investment-grade credit rating from a nationally recognized statistical rating organization ("NRSRO").

|X|      Hedging.  Many  Underlying  Funds can use hedging  instruments  although  they may not  obligated to use them in seeking their objectives.  To attempt to protect against declines in the market value of the Underlying  Funds'  portfolio,  to permit these funds to retain  unrealized  gains in the value of  portfolio  securities  which have  appreciated,  or to  facilitate  selling  securities  for investment reasons, these funds could:
o        sell futures contracts,
o        buy puts on futures or on securities, or
o        write covered calls on securities or futures. Covered calls may also be used to increase these funds' income.

         The  Underlying  Funds can use  hedging to  establish  a position  in the  securities  market as a  temporary  substitute  for purchasing  particular  securities.  In that case,  these funds would  normally seek to purchase the securities and then terminate that hedging  position.  These funds  might also use this type of hedge to attempt to protect  against the  possibility  that its  portfolio securities would not be fully included in a rise in value of the market. To do so these funds could:
o        buy futures, or
o        buy calls on futures or on securities.

         The  Underlying  Funds may not  obligated to use hedging  instruments,  even though they may be permitted to use them in their manager's  discretion,  as  described  below.  The  Underlying  Funds'  strategy of hedging  with futures and options on futures may be incidental to these funds'  activities in the  underlying  cash market.  The  particular  hedging  instruments  these funds can use are described below.  These funds may employ new hedging  instruments and strategies when they are developed,  if those investment  methods are consistent with these funds' investment objective and are permissible under applicable regulations governing these funds.

         o Futures.  Some of the Underlying Funds and the tactical allocation  component of the Active Allocation Fund can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial  futures"),  (2)
commodity  contracts  (these are referred to as "commodity  futures"),  (3) debt  securities  (these are referred to as "interest  rate futures"),  (4) foreign  currencies  (these are referred to as "forward  contracts"),  (5)  individual  stock (these are referred to as
"single stock futures"),  (6) bond indices (these are referred to as "bond index futures") and (7)  broadly-based  stock indices (these are referred to as "stock index  futures").  For specific  information on the permitted type of future contract for an Underlying Fund, refer to the SAI for the Underlying Fund.

         A broadly-based  stock index is used as the basis for trading stock index futures.  In some cases,  these futures may be based on stocks of issuers in a  particular  industry  or group of  industries.  A stock  index  assigns  relative  values to the  securities included in the index and its value fluctuates in response to the changes in value of the underlying  securities.  A stock index cannot be purchased or sold  directly.  Bond index futures are similar  contracts  based on the future value of the basket of securities  that comprise  the  index.  These  contracts  obligate  the  seller to  deliver,  and the  purchaser  to take,  cash to settle  the  futures transaction.  There is no delivery made of the  underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An  interest  rate  future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  type of debt security to settle the  futures  transaction.  Either  party could also enter into an  offsetting  contract to close out the  position.
Similarly,  a single stock future  obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security to settle the futures  transaction.  Either party could also enter into an  offsetting  contract to close out the  position.  Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         Commodity  futures may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas,  gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3)  agriculture,  which includes wheat,  corn, soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc; and
(5) precious metals, which includes gold, platinum and silver.  These funds may purchase and sell commodity futures contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No payment is made or received by an Underlying  Fund or the tactical  allocation  component of the Active  Allocation Fund on the purchase or sale of a future.  Upon entering into a futures  transaction,  a deposit will be required to be made an initial  margin payment with the futures  commission  merchant  (the  "futures  broker").  Initial  margin  payments  will be  deposited  with a fund's custodian  bank in an account  registered in the futures  broker's  name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future is marked to market  (that is, its value on a fund's  books is  changed)  to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to  expiration  of the  future,  an  Underlying  Fund or the  tactical  allocation  component  of the Active
Allocation Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination of variation margin is made and any  additional  cash must be paid by or released  to the  Underlying  Fund.  Any loss or gain on the future is then realized by the Underlying Fund or the tactical allocation component of the Active Allocation  Portfolio for tax purposes.  All futures transactions,  except forward contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

         o Put and Call  Options.  Some  Underlying  Funds can buy and sell  certain  kinds of put options  ("puts")  and call  options
("calls").  The Underlying Funds can buy and sell exchange-traded and  over-the-counter put and call options,  including index options, securities options, currency options, commodities options, and options on the other types of futures described in this SAI.

         o Writing  Covered Call Options.  Some  Underlying  Funds can write (that is, sell) covered calls.  If these funds sell a call option,  it must be covered.  That means these funds must own the security  subject to the call while the call is outstanding,  or, for calls on futures  and  indices,  the call may be covered by  identifying  liquid  assets to enable the  Underlying  Fund to satisfy its obligations if the call is exercised.  For specific  limitations on the Underlying  Funds'  investments in covered calls,  refer to the
SAI for the Underlying Fund.

         When an Underlying  Fund writes a call on a security,  it receives cash (a premium).  The  Underlying  Fund agrees to sell the underlying  security to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed  exercise  price regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may  differ  from the  market  price of the  underlying  security.  The  Underlying  Fund  has the risk of loss  that the  price of the underlying  security may decline  during the call  period.  That risk may be offset to some extent by the premium the  Underlying  Fund receives.  If the value of the  investment  does not rise above the call  price,  it is likely that the call will lapse  without  being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

When the  Underlying  Fund  writes a call on an index,  it  receives  cash (a  premium).  If the buyer of the call  exercises  it,  the
Underlying  Fund will pay an amount of cash equal to the  difference  between the  closing  price of the call and the  exercise  price, multiplied  by a specified  multiple  that  determines  the total value of the call for each point of  difference.  If the value of the underlying  investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Underlying Fund would keep the cash premium.

         The Underlying  Fund's  custodian bank, or a securities  depository  acting for the custodian bank, will act as the Underlying
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has written  calls  traded on  exchanges  or as to other  acceptable  escrow  securities.  In that way, no margin will be required for such transactions.  OCC will  release the  securities  on the  expiration  of the option or when the  Underlying  Fund enters into a closing transaction.

         When the Underlying  Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary U.S.
government  securities  dealer  which will  establish a formula  price at which the  Underlying  Fund will have the  absolute  right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").
When the  Underlying  Fund writes an OTC option,  it will treat as  illiquid  (for  purposes  of its  restriction  on holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the  option is  subject  to a  buy-back  agreement  by the executing broker.

         To terminate its obligation on a call it has written,  the  Underlying  Fund may purchase a  corresponding  call in a "closing purchase  transaction."  The  Underlying  Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the  Underlying  Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.  The Underlying Fund may realize a profit if the call expires  unexercised, because the Underlying  Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are considered  short-term capital gains for federal income tax purposes,  as are the premiums on lapsed calls. When distributed by the
Underlying Fund they are taxable as ordinary  income.  If the Underlying Fund cannot effect a closing  purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The  Underlying  Funds  may also  write  calls on a futures  contract  without  owning  the  futures  contract  or  securities deliverable  under the contract.  To do so, at the time the call is written,  the Underlying Fund must cover the call by identifying on it books an equivalent  dollar amount of liquid assets.  The  Underlying  Fund will identify  additional  liquid assets on its books to cover the call if the value of the  identified  assets  drops  below 100% of the  current  value of the  future.  Because of this asset coverage  requirement,  in no  circumstances  would the Underlying  Fund's receipt of an exercise  notice as to that future require the
Underlying  Fund to  deliver a futures  contract.  It would  simply  put the  Underlying  Fund in a short  futures  position,  which is permitted by the Underlying Fund's hedging policies.

o        Writing Put Options.  Some Underlying  Funds can sell put options on securities,  broadly-based  securities  indices,  foreign currencies  and futures.  A put option on securities  gives the purchaser the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option period.  For specific  limitations on the Underlying Funds'  investments in put options, refer to the SAI for the Underlying Fund.

         If an Underlying Fund writes a put, the put must be covered by liquid assets  identified on the Underlying  Fund's books.  The premium the  Underlying  Fund  receives  from writing a put  represents  a profit,  as long as the price of the  underlying  investment remains equal to or above the exercise price of the put.  However,  the Underlying  Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment  falls below the exercise price.

         If a put an  Underlying  Fund has  written  expires  unexercised,  the  Underlying  Fund  realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  the Underlying Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price will usually exceed the market value of the investment at that time. In that case,  the  Underlying  Fund may incur a loss if it sells  the  underlying  investment.  That loss will be equal to the sum of the sale price of the  underlying  investment  and the  premium  received  minus the sum of the  exercise  price and any  transaction  costs the
Underlying Fund incurred.

         When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security the  Underlying  Fund will deposit in escrow  liquid  assets with a value equal to or greater  than the  exercise  price of the  underlying  securities.  The
Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the  Underlying  Fund's  obligation  as the put writer  continues,  it may be assigned  an  exercise  notice by the broker-dealer  through  which the put was sold.  That  notice will  require  the  Underlying  Fund to take  delivery of the  underlying security and pay the  exercise  price.  The  Underlying  Fund has no control  over when it may be required to purchase  the  underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the writer of the put. That  obligation  terminates  upon  expiration of the put. It may also  terminate if, before it receives an exercise  notice,  the
Underlying  Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold.  Once the Underlying  Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         An Underlying  Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has  written or to prevent the  underlying  security  from being put.  Effecting a closing  purchase  transaction  will also permit the
Underlying  Fund to write  another put option on the  security,  or to sell the security  and use the proceeds  from the sale for other investments.  The Underlying Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

o        Purchasing Calls and Puts. Some of the Underlying Funds can purchase calls on securities,  broadly-based  securities  indices, foreign  currencies  and futures.  They may do so to protect  against the  possibility  that an Underlying  Fund's  portfolio  will not participate in an anticipated  rise in the securities  market.  When an Underlying  Fund buys a call (other than in a closing  purchase transaction),  it pays a  premium.  The  Underlying  Fund  then  has the  right to buy the  underlying  investment  from a seller  of a corresponding  call on the same  investment  during  the call  period  at a fixed  exercise  price.  For  specific  limitations  on the
Underlying Funds' investments in calls and puts, refer to the SAI for the Underlying Fund.

         An  Underlying  Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the underlying  investment  is above  the sum of the call  price  plus the  transaction  costs  and the  premium  paid for the call and the
Underlying  Fund  exercises the call. If the  Underlying  Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration  date. In that case the Underlying  Fund will have paid the premium but lost the right to purchase the underlying investment.

         Some Underlying Funds can buy puts on securities,  broadly-based  securities indices,  foreign currencies and futures, whether or not they own the underlying  investment.  Convertible Securities Fund may buy only those puts that relate to stocks including stocks underlying the  convertible  securities  that this fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

         Buying a put on securities or futures an  Underlying  Fund owns enables this fund to attempt to protect  itself during the put period against a decline in the value of the  underlying  investment  below the exercise price by selling the underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the  Underlying  Fund will have paid the premium but lost the right to sell the  underlying  investment.  However,  the Underlying
Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an  investment  the  Underlying  Fund does not own (such as an index or future)  permits the  Underlying  Fund either to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When an Underlying  Fund  purchases a call or put on an index or future,  it pays a premium,  but settlement is in cash rather than by  delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question  (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

o        Over-The-Counter  Options. Some of the Underlying Funds may buy and sell over-the-counter  options.  Over-the-counter  options are not  traded on an  exchange.  They are  traded  directly  with  dealers.  To the  extent an  over-the-counter  option is a tailored investment  for the  Underlying  Fund,  it may be less  liquid  than an  exchange-traded  option.  Further,  as with  other  derivative investments,  over-the-counter  options  are  subject to  counterparty  risk.  The  Underlying  Fund will have the credit risk that the seller of an  over-the-counter  option will not perform its obligations under the option agreement if the Underlying Fund exercises the option.  To reduce this risk, the Underlying Fund intends to transact these trades, to the extent  practicable,  with issuers that have an  investment-grade  credit rating. The Underlying Fund may buy and sell  over-the-counter  options on commodity  indices,  individual commodities, commodity futures contracts, securities, financial indices, interest rates, currencies and swaps.

o        Exchange-Traded  Options.  Some of the Underlying Funds may buy and sell trade listed options on commodity futures  contracts.
Options on  commodity  futures  contracts  are traded on the same  exchange on which the  underlying  futures  contract is listed.  The
Underlying Fund may purchase and sell options on commodity  futures listed on U.S. and foreign  futures  exchanges.  Options  purchased on futures  contracts on foreign  exchanges  are exposed to the risk of foreign  currency  fluctuations  against the U.S.  dollar.  The
Underlying Fund may also buy and sell exchange listed options on securities,  commodity indices,  financial indices, interest rates and currencies.

o        Options on Swaps.  Some of the  Underlying  Funds may trade  options on swap  contracts or "swap  options."  Swap call options provide the holder of the option with the right to enter a swap  contract  having a specified  (strike)  swap  formula,  while swap put options  provide  the holder  with the right to sell or  terminate  a swap  contract.  Swap  options  are not  exchange-traded  and the
Underlying  Fund will bear the credit risk of the option  seller.  Additionally,  if the  Underlying  Fund exercises a swap call option with the option seller, the credit risk of the counterparty is extended to include the term of the swap agreement.

         Swaps.  A swap  contract is  essentially  like a portfolio of forward  contracts,  under which one party agrees to exchange an asset (for example,  bushels of wheat) for another asset (cash) at specified dates in the future.  A one-period swap contract  operates in a manner  similar to a forward or futures  contract  because  there is an agreement to swap a commodity for cash at only one forward date.  The  Underlying  Fund may engage in swap  transactions  that have more than one period and  therefore  more than one exchange of assets.

         Some of the Underlying Funds may invest in total return swaps to gain exposure to the overall  commodity  markets.  In a total return  commodity swap the  Underlying  Fund will receive the price  appreciation  of a commodity  index, a portion of the index,  or a single  commodity in exchange for paying an agreed-upon  fee. If the commodity swap is for one period,  the Underlying  Fund will pay a fixed fee,  established at the outset of the swap.  However,  if the term of the commodity  swap is more than one period,  with interim swap  payments,  the Underlying  Fund will pay an adjustable or floating fee. With a "floating"  rate, the fee is pegged to a base rate such as the London  Interbank  Offered Rate  ("LIBOR"),  and is adjusted each period.  Therefore,  if interest  rates increase over the term of the swap contract, the Underlying Fund may be required to pay a higher fee at each swap reset date.

o        Counterparty  Risk.  Swap  contracts  are  private   transactions  that  are  customized  to  meet  the  specific   investment
requirements of the parties.  The Underlying  Fund will be exposed to the performance  risk of its  counterparty.  If the  counterparty is unable to perform its  obligations  under the swap contract at maturity of the swap or any interim payment date, the Underlying Fund may not receive the payments due it under the swap  agreement.  To reduce this risk,  the Underlying  Fund will enter in swaps,  to the extent possible, with counterparties who have an investment-grade rating from an NRSRO.

o        Contractual  Liability.  Swaps are privately negotiated  transactions  between the Underlying Fund and a counterparty.  All of the rights and  obligations  of the  Underlying  Fund are  detailed  in the swap  contract,  which  binds the  Underlying  Fund and its counterparty.  Because a swap transaction is a  privately-negotiated  contract,  the Underlying Fund remains liable for all obligations under the contract until the swap contract  matures or is purchased by the swap  counterparty.  Therefore,  even if the Underlying Fund were to sell the swap contract to a third party, the Underlying Fund would remain  primarily liable for the obligations  under the swap transaction.  The only way for the Underlying  Fund to eliminate its primary  obligations  under the swap agreement is to sell the swap contract back to the original  counterparty.  Additionally,  the Underlying Fund must identify liquid assets on its books to the extent of the Underlying Fund's obligations to pay the counterparty under the swap agreement.

o        Price Risk.  Total return  commodity  swaps expose the Underlying Fund to the price risk of the underlying  commodity,  index, futures  contract or economic  variable.  If the price of the underlying  commodity or index  increases in value during the term of the swap,  the  Underlying  Fund will receive the price  appreciation.  However,  if the price of the commodity or index  declines in value during the term of the swap,  the Underlying  Fund will be required to pay to its  counterparty  the amount of the price  depreciation.
The amount of the price  depreciation  paid by the Underlying Fund to its  counterparty  would be in addition to the financing fee paid by the Underlying Fund to the same counterparty.

o        Lack of Liquidity.  Although the swap market is  well-developed  for primary  participants,  there is only a limited secondary market.  Swaps are not  traded or  listed  on an  exchange  and  over-the-counter  trading  of  existing  swap  contracts  is  limited.
Therefore, if the Underlying Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

o        Regulatory  Risk.  Qualifying  swap  transactions  are excluded  from  regulation  under the Act and the  regulations  adopted thereunder.  See Appendix E to this SAI.  Additionally,  swap  contracts  have not been  determined  to be  securities  under the rules promulgated by the SEC.  Consequently,  swap contracts are not regulated by either the Commodities  Futures Trading Commission ("CFTC")
or the SEC, and swap participants may not be afforded the protections of the Commodity Exchange Act or the federal securities laws.

         To reduce  this  risk,  the  Underlying  Fund will only  enter  into swap  agreements  with  counterparties  who use  standard
International  Swap and Dealers  Association,  Inc.  ("ISDA")  contract  documentation.  ISDA  establishes  industry  standards for the documentation of swap agreements.  Virtually all principal swap participants use ISDA  documentation  because it has an established set of definitions, contract terms, and counterparty obligations.

         ISDA  documentation  also  includes  a "master  netting  agreement"  which  provides  that all swaps  transacted  between  the
Underlying Fund and a counterparty  under the master  agreement shall be regarded as parts of an integral  agreement.  If, on any date, amounts  are  payable in the same  currency in respect of one or more swap  transactions,  the net amount  payable on that date in that currency  shall be paid. In addition,  the master netting  agreement may provide that if one party  defaults  generally or on one swap, the counterparty may terminate the remaining swaps with that party.  Under such agreements,  if there is a default  resulting in a loss to one party,  the measure of that party's  damages is calculated  by reference to the average cost of a replacement  swap with respect to each swap (i.e.,  the  mark-to-market  value at the time of the  termination  of each  swap).  The gains and losses on all swaps are then netted,  and the result is the counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Buying and Selling  Options on Foreign  Currencies.  Some of the  Underlying  Funds can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the  over-the-counter  markets or are quoted by major  recognized  dealers in such  options.  The  Underlying  Fund could use these calls and puts to try to protect  against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If their  manager  anticipates  a rise in the dollar  value of a foreign  currency  in which  securities  to be  acquired  are denominated,  the  increased  cost of those  securities  may be partially  offset by  purchasing  calls or writing puts on that foreign currency.  If their  manager  anticipates  a decline in the dollar  value of a foreign  currency,  the  decline in the dollar  value of portfolio  securities  denominated  in that currency  might be partially  offset by writing  calls or  purchasing  puts on that foreign currency.  However,  the currency rates could fluctuate in a direction adverse to the Underlying  Fund's position.  The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call an  Underlying  Fund writes on a foreign  currency is  "covered" if the  Underlying  Fund owns the  underlying  foreign currency  covered by the call or has an  absolute  and  immediate  right to acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  identified  on its books)  upon  conversion  or exchange of other foreign currency held in its portfolio.

         The Underlying  Funds could write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar value of a security  which the  Underlying  Fund owns or has the right to acquire and which is  denominated  in the currency  underlying  the option.  That  decline  might  be one  that  occurs  due to an  expected  adverse  change  in the  exchange  rate.  This is  known as a
"cross-hedging"  strategy.  In those  circumstances,  the Underlying Fund covers the option by maintaining  and identifying  cash, U.S.
government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

|X|      Options and  Futures.  Some of the  Underlying  Funds can buy and sell  options,  futures and  forward  contracts  for various purposes:
o        to try to manage the risk that the prices of its portfolio securities and instruments may decline,
o        to establish a position in the futures or options market as a temporary  substitute for  purchasing  individual  securities or instruments,
o        to attempt to enhance its income or return by  purchasing  and selling  call and put options on commodity  futures,  commodity indices, financial indices or securities.

Some of the Underlying Funds can buy futures related to:
o        foreign currencies (these are called forward contracts),
o        financial  indices,  such as U.S. or foreign  government  securities  indices,  corporate  debt  securities  indices or equity securities indices (these are referred to as financial futures),
o        interest rates (these are referred to as interest rate futures), and
o        commodities (these are referred to as commodities futures)

         Some of the  Underlying  Funds may enter into  futures  contracts  or related  options  for  purposes  that may be  considered speculative.  In those  cases,  the  aggregate  initial  margin for futures  contracts  and  premiums  for options  (or, in the case of non-qualifying  hybrid  instruments,  the  portion  of the  margin  attributable  to the  options  premium)  will not  exceed 5% of the
Underlying  Fund's net assets.  That amount is calculated  after taking into account  realized  profits and  unrealized  losses on such futures contracts.

|X|      Commodity  Futures  Contracts.  Some of the  Underlying  Funds can invest a  substantial  portion  of its assets in  commodity futures contracts. Some of the special characteristics and risks of these investments are described below.

         Commodity futures  contracts are an agreement between two parties.  One party agrees to buy an asset from the other party at a later  date at a price and  quantity  agreed-upon  when the  contract  is made.  Commodity  futures  contracts  are  traded on  futures exchanges.  These futures  exchanges offer a central  marketplace in which to transact  futures  contracts,  a clearing  corporation to process  trades,  a  standardization  of expiration  dates and contract sizes,  and the  availability  of a secondary  market.  Futures markets  also  specify  the terms and  conditions  of  delivery  as well as the maximum  permissible  price  movement  during a trading session.  Additionally,  the commodity  futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a  particular  commodity  at any point in time.  These  position  limit  rules are  designed  to prevent  any one participant from controlling a significant portion of the market.

         In the futures markets, the exchange clearing  corporation takes the other side in all transactions,  either buying or selling directly to the market  participants.  The clearinghouse acts as the counterparty to all  exchange-traded  futures contracts.  That is, the Underlying  Fund's  obligation is to the  clearinghouse,  and the  Underlying  Fund will look to the  clearinghouse  to satisfy the
Underlying Fund's rights under the futures contract.

         When purchasing  stocks or bonds, the buyer acquires  ownership in the security,  however buyers of futures  contracts are not entitled to ownership of the underlying  commodity  until and unless they decide to accept  delivery at expiration of the contract.  In practice,  delivery of the  underlying  commodity to satisfy a futures  contract  rarely  occurs  because most futures  traders use the liquidity of the central marketplace to sell their futures contract before expiration.

              Price Limits.  The commodity  futures  exchanges impose on each commodity  futures contract a maximum  permissible  price movement for each trading  session.  If the maximum  permissible  price  movement is achieved on any trading day, no more trades may be executed above (or below,  if the price has moved  downward) that limit.  If the Underlying  Fund wishes to execute a trade outside the daily  permissible  price movement,  it would be prevented from doing so by exchange rules,  and would have to wait for another trading session to execute its transaction.

              Price  Volatility.  Despite the daily price limits on the futures  exchanges,  the price volatility of commodity  futures contracts  has been  historically  greater  than that for  traditional  securities  such as stocks  and bonds.  To the extent  that the
Underlying Fund invests in commodity futures  contracts,  the assets of the Underlying Fund, and therefore the prices of its shares may be subject to greater volatility.

              Marking-to-Market  Futures  Positions.  The futures  clearinghouse  marks every futures  contract to market at the end of each trading day, to ensure that the  outstanding  futures  obligations  are limited by the maximum daily  permissible  price movement.
This  process of  marking-to-market  is designed  to prevent  losses  from  accumulating  in any  futures  account.  Therefore,  if the
Underlying  Fund's futures  positions have declined in value,  the Underlying Fund may be required to post  additional  margin to cover this decline.  Alternatively,  if the Underlying  Fund's futures  positions have increased in value,  this increase will be credited to the Underlying Fund's account.

              Special Risks of Commodity Futures Contracts.

              Storage  Costs.  As in the  financial  futures  markets,  there are  hedgers and  speculators  in the  commodity  futures markets.  However,  unlike  financial  instruments,  there are costs of physical  storage  associated  with  purchasing  the underlying commodity.  For  instance,  a large  manufacturer  of baked  goods  that  wishes to hedge  against a rise in the price of wheat has two choices:  (i) it can  purchase  the wheat today in the cash market and store the  commodity  at a cost until it needs the wheat for its manufacturing  process,  or (ii) it can buy commodity futures  contracts.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity.

         These storage costs include the time value of money  invested in the physical  commodity  plus the actual costs of storing the commodity  less any benefits from ownership of the physical  commodity that are not obtained by the holder of a futures  contract (this is sometimes  referred to as the  "convenience  yield").  To the extent that these  storage  costs change for an  underlying  commodity while the Underlying Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

o        Reinvestment  Risk. In the commodity  futures markets,  if producers of the underlying  commodity wish to hedge the price risk of selling the  commodity,  they will sell  futures  contracts  today to lock in the price of the  commodity at delivery  tomorrow.  In order to induce  speculators to take the corresponding  long side of the same futures contract,  the commodity producer must be willing to sell the futures  contract at a price that is below the expected future spot price.  Conversely,  if the predominate  hedgers in the futures market are the purchasers of the underlying  commodity who purchase futures  contracts to hedge against a rise in prices,  then speculators  will only take the short side of the futures  contract if the futures price is greater than the expected future spot price of the commodity.

         The changing  nature of the hedgers and speculators in the commodity  markets will influence  whether futures prices are above or below the expected future spot price.  This can have  significant  implications  for the Underlying Fund when it is time to reinvest the  proceeds  from a maturing  futures  contract  into a new futures  contract.  If the nature of hedgers and  speculators  in futures markets has shifted such that commodity  purchasers are the  predominate  hedgers in the market,  the Underlying Fund might reinvest at higher futures prices or choose other related commodity investments

              Additional  Economic  Factors.  The values of  commodities  which  underlie  commodity  futures  contracts are subject to additional  variables which may be less  significant to the values of traditional  securities such as stocks and bonds.  Variables such as  drought,  floods,  weather,  livestock  disease,  embargoes  and  tariffs  may  have  a  larger  impact  on  commodity  prices  and commodity-linked  instruments,  including  futures  contracts,  hybrid  instruments,  commodity  options and commodity  swaps,  than on traditional  securities.  These  additional  variables  may create  additional  investment  risks which subject the  Underlying  Fund's investments to greater volatility than investments in traditional securities.

Leverage.  There is much greater leverage in futures trading than in stocks.  As a registered  investment  company,  an Underlying Fund must pay in full for all  securities  it  purchases.  In other words,  the  Underlying  Fund is not allowed to purchase  securities  on margin.  However,  the Underlying Fund may be allowed to purchase  futures  contracts on margin.  The initial margin  requirements  are typically  between 3% and 6% of the face  value of the  contract.  That  means the  Underlying  Fund is only  required  to pay up front between 3% to 6% percent of the face value of the futures  contract.  Therefore,  the  Underlying  Fund has a higher degree of leverage in its futures  contract  purchases  than in its stock  purchases.  As a result there may be  differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

o        Risks of Hedging  with  Options  and  Futures.  The use of hedging  instruments  requires  special  skills  and  knowledge  of investment  techniques that are different than what is required for normal portfolio  management.  If an Underlying Fund's manager uses a hedging  instrument at the wrong time or judges market conditions  incorrectly,  hedging  strategies may reduce the Underlying Fund's return.  The Underlying Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

         An Underlying Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the  Underlying  Fund might cause the  Underlying  Fund to sell related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Underlying  Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Underlying  Fund's control,  holding a put might cause the Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

         An Underlying  Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those  commissions could be higher on a relative basis than the commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage. The leverage offered by trading  in options  could  result in an  Underlying  Fund's net asset  value  being more  sensitive  to changes in the value of the underlying investment.

         If a covered call written by the  Underlying  Fund is exercised on an investment  that has increased in value,  the Underlying
Fund will be  required  to sell the  investment  at the call price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

         An option  position may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance  that a liquid  secondary  market will exist for any particular  option.  The  Underlying  Fund might  experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio  securities.  The risk is that the prices of the futures or the  applicable  index will  correlate  imperfectly  with the  behavior of the cash prices of the  Underlying  Fund's  securities.  For example,  it is possible that while the Underlying  Fund has used hedging  instruments  in a short hedge,  the market might advance and the value of the securities held in the Underlying  Fund's  portfolio might decline.  If that occurred,  the Underlying Fund would lose money on the hedging  instruments and also  experience a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified  portfolio of  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of  imperfect  correlation  increases  as the  composition  of the  Underlying  Fund's  portfolio  diverges  from the securities  included in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging  instruments,  the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants in the futures market are subject to margin deposit and  maintenance  requirements.
Rather than meeting  additional margin deposit  requirements,  investors may close futures contracts  through  offsetting  transactions which could distort the normal relationship  between the cash and futures markets.  Second, the liquidity of the futures market depends on participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements  in the futures market are less onerous than margin  requirements  in the  securities  markets.
Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         An Underlying  Fund may use hedging  instruments to establish a position in the securities  markets as a temporary  substitute for the purchase of individual  securities (long hedging) by buying futures and/or calls on such futures,  broadly-based  indices or on securities.  It is possible that when an Underlying Fund does so the market might decline.  If an Underlying Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other reasons,  the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o        Forward Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign currency for future  delivery at a fixed price.  An  Underlying  Fund or the tactical  component of the Active  Allocation  Fund may use them to
"lock in" the U.S.  dollar  price of a security  denominated  in a foreign  currency  that such fund has bought or sold,  or to protect against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.  An Underlying  Fund or the tactical  component of the Active  Allocation  Fund may also use  "cross-hedging"  where such fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party agrees to purchase,  and another  party agrees to sell, a specific  currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

         An  Underlying  Fund or the tactical  component of the Active  Allocation  Fund may use forward  contracts to protect  against uncertainty in the level of future  exchange  rates.  The use of forward  contracts does not eliminate the risk of  fluctuations in the prices of the  underlying  securities  such fund owns or intends to acquire,  but it does fix a rate of  exchange in advance.  Although forward  contracts  may reduce the risk of loss from a decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When an Underlying  Fund or the tactical  component of the Active  Allocation  Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend payments in a foreign currency,  that fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the fund could enter into a forward  contract for the  purchase or sale of the amount of foreign  currency  involved in the  underlying transaction,  in a fixed  amount  of U.S.  dollars  per unit of the  foreign  currency.  This is  called  a  "transaction  hedge."  The transaction  hedge will  protect  the fund  against a loss from an adverse  change in the  currency  exchange  rates  during the period between the date on which the security is  purchased  or sold or on which the payment is  declared,  and the date on which the payments are made or received.

         An Underlying Fund or the tactical  component of the Active  Allocation  Fund could also use forward  contracts to lock in the
U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When an Underlying  Fund or the tactical  component of the Active  Allocation Fund believes that foreign currency might suffer a substantial  decline against the U.S. dollar,  it could enter into a forward  contract to sell an amount of that foreign  currency  approximating  the value of some or all of that fund's  portfolio securities  denominated  in that foreign  currency.  When such fund  believes that the U.S.  dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that  foreign  currency  for a fixed  dollar  amount.
Alternatively,  it could enter into a forward  contract to sell a  different  foreign  currency  for a fixed U.S.  dollar  amount if it believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio  securities of the fund are  denominated.  That is referred to as a
"cross hedge."

         An Underlying  Fund or the tactical  component of the Active  Allocation Fund will cover its short positions in these cases by identifying to its books assets having a value equal to the aggregate amount of that fund's  commitment under forward  contracts.  Such fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate it to deliver an amount of foreign  currency in excess of the value of its portfolio  securities  or other assets  denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and transaction  costs,  an Underlying  Fund or the tactical  component of the Active
Allocation  Fund may maintain a net exposure to forward  contracts in excess of the value of its  portfolio  securities or other assets denominated in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative,  an Underlying Fund or the tactical  component of the
Active  Allocation Fund may purchase a call option  permitting it to purchase the amount of foreign  currency being hedged by a forward sale  contract at a price no higher than the forward  contract  price.  As another  alternative,  an  Underlying  Fund or the  tactical component of the Active  Allocation Fund may purchase a put option  permitting it to sell the amount of foreign  currency  subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign  currencies  will change as a consequence of market  movements between  the date the forward  contract is entered  into and the date it is sold.  In some cases the manager  might  decide to sell the security and deliver  foreign  currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency  that an  Underlying  Fund or the  tactical  component  of the Active  Allocation  Fund is obligated to deliver,  the fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)  market to settle the security trade.  If the market value of the security  instead  exceeds the amount of foreign  currency that an  Underlying  Fund or the tactical component of the Active  Allocation  Fund is obligated to deliver to settle the trade, it might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction  costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.  Forward contracts  involve the risk that anticipated  currency  movements will not be accurately predicted,  causing a fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts in this manner might reduce the Underlying  Funds' or the tactical  component of the Active  Allocation  Fund  performance if there are unanticipated changes in currency prices to a greater degree than if they had not entered into such contracts.

         At or before the  maturity  of a forward  contract  requiring  an  Underlying  Fund or the  tactical  component  of the Active
Allocation  Fund to sell a  currency,  such fund might sell a portfolio  security  and use the sale  proceeds  to make  delivery of the currency.  In the  alternative  such fund might retain the security and offset its  contractual  obligation  to deliver the currency by purchasing a second contract.  Under that contract,  the Underlying Fund or the tactical  component of the Active  Allocation Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  that fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount  of the same  currency  on the  maturity  date of the first  contract.  Such  fund  would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either  circumstance.  The gain or loss will depend on the extent to which the exchange  rate or rates  between the  currencies  involved  moved  between the  execution  dates of the first  contract and  offsetting contract.

         The costs to the Underlying  Fund or the tactical  component of the Active  Allocation  Fund of engaging in forward  contracts varies with factors such as the currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.
Because forward  contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange,  the Underlying  Fund or the tactical  component of the Active  Allocation  Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although  the funds  value  their  assets  daily in terms of U.S.  dollars,  they do not intend to convert  their  holdings of foreign  currencies into U.S.  dollars on a daily basis.  They may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency at one rate, while offering a lesser rate of exchange if the fund desires to resell that currency to the dealer.

         Comparison of Commodity  Futures and Forward  Contracts.  Futures  contracts and forward  contracts  achieve the same economic effect:  both are an  agreement  to  purchase a  specified  amount of a  specified  commodity  at a  specified  future date for a price agreed-upon  today.  However,  there  are  significant  differences  in the  operation  of the two  contracts.  Forward  contracts  are individually  negotiated transactions and are not exchange traded.  Therefore,  with a forward contract, the Underlying Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

         For example,  if the  Underlying  Fund were to buy a forward  contract to purchase a certain amount of gold at a set price per ounce for delivery in three months' time and then, two months later,  the Underlying  Fund wished to liquidate that position,  it would contract  for the sale of the gold at a new  price  per  ounce  for  delivery  in one  months'  time.  At  expiration  of both  forward contracts,  the Underlying Fund would be required to buy the gold at the set price under the first forward  contract and sell it at the agreed-upon  price under the second forward  contract.  Even though the Underlying Fund has  effectively  offset its gold position with the purchase and sale of the two forward contracts,  it must still honor the original  commitment at maturity of the two contracts.  By contrast,  futures  exchanges have central  clearinghouses  which keep track of all  positions.  To offset a long position in a futures contract,  the Underlying Fund simply needs to sell a similar  contract on the exchange.  The exchange  clearinghouse  will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Underlying Fund.

         Only a very  small  percentage  of  commodity  futures  contracts  result  in actual  delivery  of the  underlying  commodity.
Additionally,  any gain or loss on the purchase and sale of the futures  contracts is  recognized  immediately  upon the offset,  while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

o        Interest Rate Swap  Transactions.  Some of the Underlying Funds and the tactical  component of the Active  Allocation Fund can enter into interest rate swap  agreements.  In an interest rate swap,  these funds and another party exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate  payments.  These funds can enter into swaps only on  securities  that they own. A fund will  identify on its books liquid  assets
(such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed.  For specific  limitations on the Underlying Funds'  investments in interest rate swap transactions, refer to the SAI for the Underlying Fund.

         Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest rates in the future,  the payments  made by these funds under a swap  agreement  will be greater  than the payments it received.  Credit risk arises from the possibility that the counterparty  will default.  If the counterparty  defaults,  these funds' loss will consist of the net  amount of  contractual  interest  payments  that these  funds  have not yet  received.  These  funds'  manager  will  monitor  the creditworthiness of counterparties to these funds' interest rate swap transactions on an ongoing basis.

         Some Underlying Funds and the tactical  component of the Active  Allocation Fund can enter into swap transactions with certain counterparties  pursuant to master netting agreements.  A master netting agreement provides that all swaps done between these funds and that  counterparty  shall be regarded  as parts of an integral  agreement.  If amounts  are  payable on a  particular  date in the same currency in respect of one or more swap  transactions,  the amount  payable on that date in that currency  shall be the net amount.  In addition,  the master  netting  agreement  may provide  that if one party  defaults  generally  or on one swap,  the  counterparty  may terminate all of the swaps with that party.  Under these  agreements,  if a default results in a loss to one party, the measure of that party's  damages  is  calculated  by  reference  to the  average  cost of a  replacement  swap for each  swap.  It is  measured  by the mark-to-market  value at the time of the  termination of each swap.  The gains and losses on all swaps are then netted,  and the result is the counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         Total Return Swap  Transactions.  Some of the Underlying  Funds and the tactical  component of the Active  Allocation Fund may enter into total return swaps. For specific  limitations on the Underlying Funds'  investments in total return swaps,  refer to the SAI for the  Underlying  Fund.  A swap  contract is  essentially  like a portfolio  of forward  contracts,  under which one party agrees to exchange an asset (for  example,  bushels of wheat) for another  asset  (cash) at  specified  dates in the future.  A  one-period  swap contract  operates in a manner similar to a forward or futures  contract  because there is an agreement to swap a commodity for cash at only one forward date. The Underlying  Fund or the tactical  component of the Active  Allocation  Fund may engage in swap  transactions that have more than one period and therefore more than one exchange of assets.

         The  Underlying  Fund or the  tactical  component  of the  Active  Allocation  Fund may invest in total  return  swaps to gain exposure to the overall  commodity  markets.  In a total  return  commodity  swap the fund will  receive  the price  appreciation  of a commodity  index, a portion of the index,  or a single  commodity in exchange for paying an  agreed-upon  fee. If the commodity swap is for one period,  the fund will pay a fixed fee,  established at the outset of the swap.  However,  if the term of the commodity swap is more than one period,  with interim swap  payments,  a fund will pay an adjustable or floating fee. With a "floating"  rate, the fee is pegged to a base rate such as the LIBOR,  and is adjusted  each period.  Therefore,  if interest  rates  increase  over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

         Swaption  Transactions.  Some of the Underlying Funds may enter into a swaption  transaction,  which is a contract that grants the holder,  in return for payment of the purchase price (the "premium") of the option,  the right,  but not the  obligation,  to enter into an  interest  rate swap at a preset rate within a specified  period of time,  with the writer of the  contract.  The writer of the contract  receives  the premium and bears the risk of  unfavorable  changes in the preset rate on the  underlying  interest  rate swap.
Unrealized  gains/losses on swaptions are reflected in investment assets and investment  liabilities in the Underlying Fund's statement of financial condition.

         "Structured"  Notes. Some of the Underlying Funds can buy "structured"  notes,  which are  specially-designed  derivative debt investments  with  principal  payments or interest  payments that are linked to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be "structured" by the purchaser (the Underlying  Fund) and the borrower  issuing the note.

         The principal and/or interest  payments depend on the performance of one or more other  securities or indices,  and the values of these notes will  therefore  fall or rise in response to the  changes in the values of the  underlying  security or index.  They are subject to both credit and  interest  rate risks and  therefore  the  Underlying  Fund could  receive  more or less than it  originally invested when the notes mature,  or it might receive less  interest  than the stated  coupon  payment if the  underlying  investment or index does not  perform as  anticipated.  Their  values may be very  volatile  and they may have a limited  trading  market,  making it difficult for the Underlying Fund to sell its investment at an acceptable price.

o        Regulatory Aspects of Hedging  Instruments.  The CFTC recently eliminated  limitations on futures trading by certain regulated entities including  registered  investment companies and consequently  registered  investment companies may engage in unlimited futures transactions  and options  thereon  provided  that the Fund claims an exclusion  from  regulation  as a commodity  pool  operator.  The
Underlying  Funds have claimed such an exclusion  from  registration  as a commodity  pool operator  under the  Commodity  Exchange Act
("CEA").  The Underlying  Funds may use futures and options for hedging and  non-hedging  purposes to the extent  consistent with their investment  objective,  internal risk management guidelines adopted by the Underlying Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Fund's prospectus or this SAI.

         Transactions in options by the Underlying Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum  number of options that may be written or held by a single  investor or group of investors  acting in concert.  Those limits apply  regardless  of whether the options  were  written or  purchased on the same or different  exchanges or are held in one or more  accounts  or through one or more  different  exchanges  or through  one or more  brokers.  Thus,  the number of options  that the
Underlying Fund may write or hold may be affected by options written or held by other entities,  including other  investment  companies having the same advisor as the Underlying  Fund (or an advisor that is an affiliate of the Underlying  Fund's  advisor).  The exchanges also impose  position  limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under SEC staff  interpretations  regarding  applicable  provisions of the Investment  Company Act, when the  Underlying  Fund purchases a future, it must segregate cash or readily  marketable  short-term debt instruments in an amount equal to the purchase price of the future,  less the margin deposit  applicable to it. The account must be a segregated  account or accounts held by the Underlying
Fund.

o        Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency  exchange  contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses  arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Underlying Funds at the end of each taxable year are  "marked-to-market,"  and unrealized gains or losses are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions and for other purposes under rules prescribed  pursuant to the Internal
Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

         Certain  forward  contracts the  Underlying  Funds enter into may result in "straddles"  for federal income tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the  Underlying  Funds on straddle  positions.
Generally,  a loss sustained on the  disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

         (1)      gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the  Underlying  Funds accrue interest or other receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time the Underlying Funds actually collect such receivables or pays such liabilities, and
         (2)      gains or losses  attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency  gains and losses are offset  against  market gains and losses on each trade before  determining  a net "Section 988"
gain or loss under the  Internal  Revenue  Code for that trade,  which may  increase or decrease  the amount of the  Underlying  Funds'
investment income available for distribution to its shareholders.

|X|      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Portfolios and the Underlying  Funds traded their portfolio  securities  during their last fiscal year. For example,  if a Portfolio or Underlying Fund sold all of its securities during the year,  its portfolio  turnover rate would have been 100%.  The  Portfolios'  and Underlying  Funds'  portfolio  turnover rates will fluctuate from year to year, and they may have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover may result in higher brokerage and transaction  costs for the Portfolios and Underlying  Funds, which may reduce their overall  performance.  However,  most of the  Portfolios'  portfolio  transactions  should involve trades in the
Underlying  Funds that do not entail  brokerage  commissions.  Additionally,  the  realization of capital gains from selling  portfolio securities may result in distributions of taxable  long-term  capital gains to shareholders,  since the Portfolios and Underlying Funds will normally distribute all of their capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

|X|      Temporary Defensive and Interim Investments.  When market,  economic or political  conditions are unstable,  or the Portfolios or the Underlying Funds' manager believes it is otherwise  appropriate to reduce holdings in stocks,  the Portfolios and the Underlying
Funds can invest in a variety of debt  securities for defensive  purposes.  The  Portfolios and the Underlying  Funds can also purchase these securities for liquidity  purposes to meet cash needs due to the redemption of a Portfolio's or an Underlying  Fund's, or to hold while waiting to reinvest cash received from the sale of other  portfolio  securities.  For specific  types of securities an Underlying
Fund can buy when assuming a temporary  defensive or interim investment  position,  refer to the SAI for the Underlying Fund.  Examples of temporary defensive and interim investments the Portfolios may use, and that some of the Underlying Funds may use, include:
o        high-quality (rated in the top two rating categories of  nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments,  including those issued by the U. S. Treasury or other government agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o        short-term debt obligations of corporate issuers,
o        certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o        repurchase agreements.

         These  short-term debt securities  would be selected for defensive or cash  management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.  If securities of foreign  companies are selected,  the issuer must have assets of at least (U.S.) $1 billion.

Tactical Allocation

A tactical  allocation  of up to 20% of net assets of Active  Allocation  Fund (the  "Portfolio")  is  designed  to take  advantage  of short-term market  opportunities.  The allocation will be based on  recommendations  from Caleb Wong, one of the portfolio  managers of the Portfolio and decided upon by the Manager's Asset Allocation Committee.

         The funds available for tactical investment by the Portfolio are listed in the Prospectus.

         |X|      The Active  Allocation  Fund's  Investment  Policies and Risks.  For the funds  included in the  tactical  allocation component of the portfolio  ("Active  Allocation  Funds") that are not Underlying Funds and have not been previously  discussed in this
SAI, a brief  description  of the types of  investments,  strategies  and risks  associated  with these funds is included  below.  This description also applies to investments  made by the Portfolio in derivatives to effect a tactical  allocation if it is determined that the Portfolio's transactions would be detrimental to the Active Allocation Funds.

         |X|      Floating  Rate and Variable  Rate  Obligations.  Some of the  securities  that the  Portfolio  and some of the Active
Allocation  Funds can purchase have variable or floating  interest  rates.  Variable rates are adjusted at stated  periodic  intervals.
Variable  rate  obligations  can have a demand  feature  that allows the the  obligation  to be tendered to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest  rate on a floating  rate demand note is adjusted  automatically  according to a stated  prevailing  market rate, such as a bank's  prime  rate,  the 91-day  U.S.  Treasury  Bill rate,  or some  other  standard.  The  instrument's  rate is  adjusted automatically  each time the base rate is  adjusted.  The  interest  rate on a  variable  rate  demand  note is also  based on a stated
prevailing  market rate but is adjusted  automatically  at specified  intervals.  Generally,  the changes in the interest  rate on such securities  reduce the  fluctuation  in their  market  value.  As  interest  rates  decrease or  increase,  the  potential  for capital appreciation  or  depreciation  is less than that for fixed-rate  obligations  of the same maturity.  The Manager may determine that an unrated floating rate or variable rate demand  obligation  meets the quality  standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable  rate demand notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay the outstanding  principal  amount of the note plus accrued  interest.  Generally the issuer must provide a specified  number of days' notice to the holder.

         |X|      Inverse  Floaters.  The tactical  allocation  portion of the  Portfolio and some of the Active  Allocation  Funds can invest in a type of variable  rate  instrument  known as an "inverse  floater."  These pay  interest at rates that vary as the rates on bonds change.  However,  the rates of interest on inverse floaters move in the opposite  direction of yields on other bonds in response to market changes.  As interest rates rise, inverse floaters produce less current income, and their market value can become volatile.

         Inverse  floaters may offer  relatively  high current  income,  reflecting the spread  between  short- and long-term  interest rates. As long as the yield curve remains  relatively  steep and short-term  rates remain  relatively  low, owners of inverse  floaters will have the opportunity to earn interest at above-market  rates because they receive  interest at the higher long-term rates but have paid for bonds with lower  short-term  rates.  If the yield curve flattens and shifts upward,  an inverse  floater will lose value more quickly than a  conventional  long-term  bond. The tactical  allocation  portion of the Portfolio and the Active  Allocation  Funds may
invest in inverse  floaters to seek higher yields than are available from fixed-rate  bonds that have comparable  maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate  bond,  pursuant to a "rate-lock" option.

         Some inverse  floaters  have a feature known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters that have  interest rate caps might be part of a portfolio  strategy to try to maintain a high current yield when the
Portfolio  or some of the Active  Allocation  Funds have  invested  in inverse  floaters  that  expose  them to the risk of  short-term interest  rate  fluctuations.  "Embedded"  caps can be used to hedge a portion  of the  Active  Allocation  Fund's  exposure  to rising interest rates.  When interest rates exceed a pre-determined  rate, the cap generates  additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However,  the Portfolio and the Active  Allocation Funds bear the risk that if interest  rates do not rise above the  pre-determined  rate,  the cap (which is purchased  for  additional  cost) will not provide additional cash flows and will expire worthless.  Inverse floaters are a form of derivative investment.

         Investing  in  Special  Situations.  Periodically,  some of the  Active  Allocation  Funds  might  use  aggressive  investment techniques.  These might  include  seeking to benefit from what the portfolio  manager  perceives to be "special  situations,"  such as mergers,  reorganizations,  restructurings or other unusual events expected to affect a particular issuer.  However, there is a risk in investing  in special  situations  that the change or event  might not occur,  which  could have a negative  impact on the price of the issuer's  securities.  The Active  Allocation  Funds'  investment  technique might not produce the expected gains or could incur a loss for the portfolio.

         Brady Bonds.  Some of the Active  Allocation  Funds can invest in U.S.  dollar-denominated  "Brady  Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate  discount bonds. They are generally  collateralized in full as to repayment of principal at maturity by U.S.  Treasury  zero coupon  obligations  that have the same  maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four  valuation  components:  (i) the  collateralized  repayment of  principal  at final  maturity;  (ii) the collateralized interest payments;  (iii) the uncollateralized  interest payments; and (iv) any uncollateralized  repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk" of the bonds.

         If there is a default on collateralized  Brady Bonds resulting in acceleration of the payment  obligations of the issuer,  the zero coupon U.S.  Treasury  securities  held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled  maturity of the defaulted  Brady Bonds.  The defaulted  bonds will continue to remain  outstanding,  and the face amount of the collateral  will equal the  principal  payments that would have then been due on the Brady Bonds in the normal  course.  Because of the residual risk of
Brady Bonds and the history of defaults  with respect to  commercial  bank loans by public and private  entities of  countries  issuing
Brady Bonds, they are considered speculative investments.

         |X|  Ratings of Securities - Portfolio Quality,  Maturity and Diversification.  Under Rule 2a-7 of the Investment Company Act,
Oppenheimer  Money Market Fund,  Inc.  ("Money  Market  Fund") uses the  amortized  cost method to value its  portfolio  securities  to determine  Money Market Fund's net asset value per share.  Rule 2a-7 places  restrictions on a money market fund's  investments.  Under that Rule,  Money Market Fund may purchase only those  securities that the Manager,  under  Board-approved  procedures,  has determined have minimal credit risks and are "Eligible  Securities." The rating  restrictions  described in its Prospectus and SAI do not apply to banks in which Money Market Fund's cash is kept.

         An  "Eligible  Security"  is one  that has  been  rated in one of the two  highest  short-term  rating  categories  by any two
"nationally-recognized  statistical  rating  organizations."  That term is  defined  in Rule 2a-7 and they are  referred  to as "Rating
Organizations" in Money Market Fund's SAI. If only one Rating  Organization has rated that security,  it must have been rated in one of the two highest rating  categories by that Rating  Organization.  An unrated security that is judged by the Manager,  subject to review by Money Market Fund's Board of Directors,  to be of comparable quality to Eligible  Securities rated by Rating  Organizations may also be an "Eligible Security."

         Rule 2a-7 permits  Money Market Fund to purchase any number of "First Tier  Securities."  These are Eligible  Securities  that have been rated in the highest  rating  category for short-term  debt  obligations  by at least two Rating  Organizations.  If only one
Rating  Organization  has  rated a  particular  security,  it must  have been  rated in the  highest  rating  category  by that  Rating
Organization. Comparable unrated securities may also be First Tier Securities.

         Under Rule 2a-7,  Money  Market  Fund may invest  only up to 5% of its total  assets in "Second  Tier  Securities."  Those are
Eligible Securities that are not "First Tier Securities." In addition, Money Market Fund may not invest more than:

     o?  5%  of  its  total  assets  in  the  securities  of  any  one  issuer  (other  than  the  U.S.  government,  its  agencies  or instrumentalities) or
     o   1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

         Under Rule 2a-7, Money Market Fund must maintain a dollar-weighted  average  portfolio  maturity of not more than 90 days, and the maturity of any single portfolio  investment may not exceed 397 days. The Board regularly  reviews reports from the Manager to show the Manager's compliance with Money Market Fund's procedures and with the Rule.

         If a security's  rating is  downgraded,  the Manager  and/or the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First Tier Security,  the Manager will promptly reassess whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest rating category,  Money Market Fund's Board of Directors shall promptly  reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If Money Market Fund  disposes of the security  within five days of the Manager  learning of the  downgrade,  the Manager will provide the Board with subsequent notice of such downgrade.  If a security is in default,  or ceases to be an Eligible Security,  or is determined no longer to present  minimal credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

         The Rating  Organizations  currently  designated as  nationally-recognized  statistical  rating  organizations  by the SEC are
Standard & Poor's (a division of the McGraw-Hill  Companies),  Moody's  Investors  Service,  Inc., Fitch, Inc. and Dominion Bond Rating
Service Limited.  Appendix A to its SAI contains  descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described therein.

         |X|  Time  Deposits  and Other Bank  Obligations.  The types of "banks"  whose  securities  Money  Market Fund may buy include commercial banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit Insurance
Corporation. Money Market Fund may also buy securities of "foreign banks" that are:
              o   foreign branches of U.S. banks (which may be issuers of "Eurodollar" money market instruments),
              o?  U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
              o?  foreign branches of foreign banks.

         Money Market Fund may invest in fixed time deposits.  These are  non-negotiable  deposits in a bank for a specified  period of time at a stated interest rate. They may or may not be subject to withdrawal  penalties.  However,  Money Market Fund's  investments in time deposits that are subject to penalties  (other than time deposits  maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

         Money  Market Fund will buy bank  obligations  only from a domestic  bank with total assets of at least $2.0 billion or from a foreign  bank with total  assets of at least  $30.0  billion.  Those  asset  requirements  apply only at the time the  obligations  are acquired.

         |X|  Insured Bank Obligations.  The Federal Deposit Insurance  Corporation  insures the deposits of banks and savings and loan associations  up to  $100,000  per  investor.  Within the limits set forth in its  Prospectus,  Money  Market  Fund may  purchase  bank obligations  that are fully  insured as to principal by the FDIC.  To remain fully  insured as to  principal,  these  investments  must currently be limited to $100,000 per bank. If the principal  amount and accrued  interest  together exceed  $100,000,  then the accrued interest in excess of that $100,000 will not be insured.

         |X|  Bank Loan Participation Agreements.  Money Market Fund may invest in bank loan participation  agreements,  subject to the investment  limitation set forth in its Prospectus as to investments in illiquid securities.  If Money Market Fund invests in bank loan participation agreements,  they are not expected to exceed 5% of Money Market Fund's total assets.  Participation agreements provide an undivided  interest in a loan made by the bank issuing the participation  interest in the proportion that the buyer's  investment bears to the total principal amount of the loan.  Under this type of arrangement,  the issuing bank may have no obligation to the buyer other than to pay  principal  and  interest  on the loan if and  when  received  by the  bank.  Thus,  Money  Market  Fund  must  look to the creditworthiness  of the borrower,  which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, Money Market Fund may experience a reduction in income.

         Writing  Uncovered  Call  Options  on Futures  Contracts.  Some of the Active  Allocation  Funds may write  calls on a futures contract without owning the futures contract or securities  deliverable under the contract.  To do so, at the time the call is written, the Active  Allocation  Funds must cover the call by segregating an equivalent  dollar amount of liquid assets.  The Active  Allocation
Funds will  segregate  additional  liquid  assets if the value of the  segregated  assets drops below 100% of the current  value of the future.  Because of this  segregation  requirement,  in no  circumstances  would the Active  Allocation  Funds'  receipt of an exercise notice as to that future require the Active Allocation Funds to deliver a futures  contract.  It would simply put the Active Allocation
Funds in a short futures position, which may be permitted by the Active Allocation Fund's hedging policies.

        |X|       Investments  in Equity  Securities and Metal  Investments.  Gold & Special  Minerals Fund focuses its  investments in equity securities of U.S. and  foreign-domiciled  companies.  Equity  securities  include common stocks,  preferred stocks,  rights and warrants,  and securities  convertible  into common stock.  Gold & Special  Minerals  Fund's  investments  primarily  include stocks of companies  that are involved in mining or  processing  gold or other  metals or minerals.  These  securities  are  described as "Mining
Securities."

         Gold & Special  Minerals  Fund may also  invest in gold or silver  bullion,  in other  precious  metals,  in metals  naturally occurring with precious  metals,  in  certificates  representing  an ownership  interest in those metals,  and in gold or silver coins.
These investments are referred to as "Metal  Investments." Under normal market conditions,  Gold & Special Minerals Fund will invest at least 80% of its net assets (plus  borrowings for investment  purposes) in Mining  Securities and Metal  Investments.  However,  Gold &
Special Minerals Fund will invest no more than 10% of its total net assets in Metal Investments.

         Current income is not a criterion used to select portfolio  securities for Gold and Special  Minerals.  However,  certain debt securities can be selected for Gold & Special  Minerals  Fund's  portfolio for defensive  purposes  (including debt securities that the
Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

         o Special Risks of Concentrating  Investments in Mining  Securities and Metal  Investments.  Investments in Mining  Securities
and Metal Investments  involve additional risks and considerations  not typically  associated with other types of investments:  (1) the risk of  substantial  price  fluctuations  of gold and  precious  metals;  (2) the  concentration  of gold  supply  is  mainly  in five territories  (South  Africa,  Australia,  the  Commonwealth  of  Independent  States (the former Soviet  Union),  Canada and the United
States),  and the  prevailing  economic and political  conditions of these  countries  may have a direct effect on the  production  and marketing of gold and sales of central bank gold holdings; (3) unpredictable  international  monetary policies,  economic and political conditions;  (4) possible U.S.  governmental  regulation of Metal Investments,  as well as foreign regulation of such investments;  and
(5)  possible  adverse tax  consequences  for Gold & Special  Minerals  Fund in making Metal  Investments,  if it fails to qualify as a
"regulated investment company" under the Internal Revenue Code.

         Because Gold & Special  Minerals Fund  concentrates  its investments in Mining  Securities and Metal  Investments,  an adverse change with respect to any of these risk factors could have a significant  negative effect on Gold & Special  Minerals Fund's net asset value per share. These risks are discussed in greater detail below.

         o Risk of Price  Fluctuations.  The prices of precious and strategic  metals are affected by various  factors such as economic conditions,  political events,  governmental  monetary and regulatory  policies and market events.  The prices of Mining Securities and
Metal  Investments held by Gold & Special Minerals Fund may fluctuate  sharply,  which will affect the value of Gold & Special Minerals
Fund's shares.

         o  Concentration  of Source of Gold Supply and Control of Gold Sales.  Currently,  the five largest  producers of gold are the
Republic of South Africa,  Australia,  the  Commonwealth of Independent  States (which includes Russia and certain other countries that were part of the former Soviet Union),  Canada and the United States.  Economic and political  conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold  holdings.  In South Africa,  the activities of companies  engaged in gold mining are subject to the policies  adopted by the Ministry of Mines.  The Reserve Bank of South Africa,  as
the sole  authorized  sales agent for South  African  gold,  has an influence on the price and timing of sales of South  African  gold.
Political and social  conditions  in South Africa are still  somewhat  unsettled and may pose certain risks to Gold & Special  Minerals
Fund (in addition to the risks described below under the caption "Foreign  Securities"),  because Gold & Special Minerals Fund may hold a portion of its assets in securities of South African issuers.

         o Unpredictable  International  Monetary Policies,  Economic and Political  Conditions.  There is the possibility that unusual international  monetary or political  conditions may make Gold & Special  Minerals  Fund's  portfolio  assets less liquid,  or that the value of Gold & Special Minerals Fund's assets might be more volatile,  than would be the case with other  investments.  In particular, the price of gold is  affected  by its direct and  indirect  use to settle net  balance of  payments  deficits  and  surpluses  between nations.  Because the prices of precious or  strategic  metals may be affected by  unpredictable  international  monetary  policies and economic  conditions,  there may be greater  likelihood of a more dramatic  fluctuation of the market prices of Gold & Special Minerals
Fund's investments than of other investments.

         o  Commodities  Regulations.  The trading of Metal  Investments  in the United  States could become  subject to the rules that govern the trading of agricultural  and certain other  commodities  and commodity  futures.  In the opinion of Gold & Special  Minerals
Fund's counsel,  at present Gold & Special Minerals Fund's permitted Metal Investments are either not subject to regulation by the CFTC or an exemption  from  regulation is available.  The absence of CFTC  regulation may adversely  affect the continued  development of an orderly market in Metal  Investments  trading in the United States.  The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal Investments in the United States.

         o Effect on Gold & Special  Minerals  Fund's Tax Status.  By making  Metal  Investments,  Gold & Special  Minerals  Fund risks failing to qualify as a regulated  investment  company under the Internal  Revenue Code. If Gold & Special Minerals Fund should fail to qualify,  it would lose the  beneficial  tax treatment  accorded to qualifying  investment  companies  under  Subchapter M of the Code.
Failure to qualify  would occur if in any fiscal year Gold & Special  Minerals  Fund either (a) derived 10% or more of its gross income
(as defined in the  Internal  Revenue  Code,  which  disregards  losses for this  purpose)  from sales or other  dispositions  of Metal
Investments  and  other  non-qualifying  income,  or (b) held more than 50% of its net  assets in the form of Metal  Investments  or in securities not meeting certain tests under the Internal Revenue Code (see "Dividends,  Capital Gains and Taxes").  Accordingly,  Gold &
Special  Minerals Fund will endeavor to manage its portfolio  within the limitations  described above, and Gold & Special Minerals Fund has adopted an investment  restriction limiting the amount of its total assets that can be invested in Metal Investments.  There can be no  assurance  that Gold & Special  Minerals  Fund will  qualify in every  fiscal  year.  Furthermore,  to comply with the  limitations described  above,  Gold & Special  Minerals Fund may be required to make  investment  decisions  the Manager would  otherwise not make, foregoing  the  opportunity  to realize  gains,  if  necessary,  to permit Gold & Special  Minerals  Fund to qualify.  See  "Investment
Restrictions" in the Gold & Special Minerals SAI.

Investment Restrictions

         |X| What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Portfolios have adopted to govern its investments  that can be  changed  only by the vote of a  "majority"  of the  Portfolios'  outstanding  voting  securities.  Under  the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o        67% or more of the shares  present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Portfolios'  investment  objectives are not fundamental policies and the investment objectives of the Underlying Funds may be  fundamental or  non-fundamental,  according to the  Prospectuses  and  Statements of Additional  Information of these funds.  Other policies  described in the Prospectus or this SAI are  "fundamental"  only if they are identified as such.  The  Portfolios'  Boards of
Trustees and the Underlying Funds' Boards of  Trustees/Directors  can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to investment  policies will be described in  supplements  or updates to the  Prospectus or this SAI, as appropriate. The Portfolios' principal investment policies are described in the Prospectus.

|X| Do the Portfolios Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of each
Portfolio indicated below:
o        A Portfolio cannot concentrate investments. That means a Portfolio cannot invest 25% or more of its total assets in any single industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
o        A Portfolio cannot buy securities issued or guaranteed by any one issuer, other than an Underlying Fund, if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of a Portfolio's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities;
o        A Portfolio cannot purchase or sell real estate or commodities; however, a Portfolio may use commodity contracts approved by its Board;
o        A Portfolio cannot underwrite securities except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;
o        A Portfolio cannot lend money, except that a Portfolio may (a) lend its portfolio securities, (b) purchase debt securities which are permitted by a Portfolio's investment policies and restrictions, (c) enter into repurchase agreements, and (d)
         lend money to other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) subject to obtaining all required authorizations and regulatory approvals;
o        A Portfolio cannot borrow money in excess of one-third of the value of its total assets. A Portfolio can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act;

o        A Portfolio cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of a
         Portfolio are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|      Do the Underlying  Funds and the Funds in the tactical  allocation  component of the Active  Allocation  Fund Have  Additional
Fundamental  Policies?  The following  investment  restrictions  are fundamental  policies of the Underlying Funds and the Funds in the tactical allocation component of the Active Allocation Fund indicated below.

                                                            Core Bond Fund

o        Core Bond Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the fund's  total  assets.  The limit does not apply to  securities  issued by the U.S.
             government or any of its agencies or instrumentalities or securities of other investment companies.

o        Core Bond Fund cannot  concentrate  its  investments  (that means it cannot invest 25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o        Core Bond Fund cannot make loans except (a) through  lending of  securities,  (b) through the purchase of debt  instruments or similar  evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated  funds, and (d)
             through repurchase agreements.

o        Core Bond Fund  cannot  invest in real  estate  or real  estate  mortgage  loans.  However,  Bond Fund can  purchase  and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o        Core Bond Fund cannot  underwrite  securities.  A permitted  exception is in case it is deemed to be an underwriter  under the
             Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Core Bond Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  This fund may borrow  only from banks and/or affiliated  investment  companies.  With respect to this fundamental policy, this fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o        Core Bond Fund cannot issue "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of this fund are designated as segregated, or margin, collateral or escrow arrangements are established,  to cover the
             related  obligations.   Examples  of  those  activities  include  borrowing  money,  reverse  repurchase   agreements,
             delayed-delivery  and when-issued  arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                       Capital Appreciation Fund

o        Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5%
         of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        Capital  Appreciation  Fund may not borrow money,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom  that is  applicable  to this fund,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o        Capital  Appreciation  Fund cannot make loans,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder  or any  exemption  there  from  that is  applicable  to this  fund,  as such  statute,  rules  or regulations may be amended or interpreted from time to time.

o        Capital  Appreciation  Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to securities  issued or guaranteed  by the U.S.  government or its agencies and  instrumentalities  or securities  issued by investment  companies.

o        Capital  Appreciation Fund cannot invest in real estate,  physical commodity  contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Capital  Appreciation Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Capital  Appreciation Fund cannot issue senior  securities,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                         Champion Income Fund

     o   Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Champion Income Fund's total assets. The limit does not apply to securities issued by the U.S.
         government or any of its agencies or instrumentalities or securities of other investment companies.

     o   Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide (for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).

     o   Champion Income Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Champion Income Fund may borrow only from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. Champion Income Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets. With respect to this fundamental policy, Champion Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

     o   Champion Income Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

     o   Champion Income Fund cannot invest in real estate. However, Champion Income Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

     o   Champion Income Fund cannot invest in commodities or commodity contracts. However, Champion Income Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in the Prospectus and this Statement of Additional Information.

     o   Champion Income Fund cannot underwrite the securities of other issuers. A permitted exception is in case it is determined to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o   Champion Income Fund cannot issue "senior securities, but this does not prohibit certain investment activities for which assets of Champion Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                        Developing Markets Fund

         o   Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        Developing  Markets  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That limit does not apply to securities  issued or guaranteed  by the U.S.  government or its agencies and  instrumentalities  or securities  issued by investment companies.

o        Developing  Markets Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Developing Markets Fund cannot invest in real estate,  physical commodity contracts,  except to the extent permitted under the
         Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o        Developing Markets Fund cannot issue senior  securities,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Developing Markets Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o   Developing  Markets Fund may not borrow money,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

                                                            Discovery Fund

o        Discovery  Fund cannot buy  securities  or other  instruments  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more than
             10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets. The limit does not apply to  securities  issued or  guaranteed  by the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o        Discovery Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or regulations thereunder or any exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Discovery  Fund cannot invest 25% or more of its total assets in companies in any one  industry.  That limit does not apply to securities  issued by the U.S.  government  or its agencies  and  instrumentalities  or  securities  issued by  investment companies.

o        Discovery  Fund cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Discovery  Fund  cannot  invest in real  estate,  physical  commodity  contracts,  except to the  extent  permitted  under the
         Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o        Discovery Fund cannot issue senior  securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                            Global Fund

o        Global Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of the Fund's  total  assets.  The limit does not apply to securities  issued or  guaranteed  by the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o        Global Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Global  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That  limit does not apply to  securities issued or  guaranteed  by the U.S.  government or its agencies and  instrumentalities  or securities  issued by investment companies.

o        Global Fund cannot invest in real estate,  physical commodity  contracts,  except to the extent permitted under the Investment
         Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time..

o        Global  Fund  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is  deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o            Global Fund cannot  invest in or hold  securities  of any issuer if officers  and Trustees of this fund or its manager individually  beneficially  own more than 1/2 of 1% of the  securities of that issuer and together own more than 5% of the securities of that issuer.

         o   Global Fund cannot issue senior  securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Global Fund may not borrow money,  except to the extent  permitted under the Investment  Company Act, the rules or regulations thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                     Global Opportunities Fund

o        Global  Opportunities  Fund cannot buy securities or other instruments  issued or guaranteed by any one issuer if more than 5%
         of its total  assets  would be invested in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued or  guaranteed  by the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o        Global  Opportunities  Fund cannot make loans,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is  applicable  to Global  Opportunities  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Global  Opportunities  Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to securities  issued or guaranteed  by the U.S.  government or its agencies and  instrumentalities  or securities  issued by investment companies.

o        Global  Opportunities Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except to the extent permitted  under the  Investment  Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Global Opportunities Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o   Global Opportunities Fund cannot issue senior securities,  except to the extent permitted under the Investment Company
             Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

                                                     Gold & Special Minerals Fund

o        Gold & Special  Minerals Fund cannot invest in Metal  Investments  if, as a result,  more than 10% of Gold & Special  Minerals
         Fund's total assets would be invested in Metal Investments.

o        With the exception of its investments in Mining Securities and Metal  Investments,  Gold & Special Minerals Fund cannot invest
         25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the
         U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o        Gold & Special Minerals Fund is "non-diversified" under the Investment Company Act.

o        Gold & Special  Minerals Fund may not borrow  money,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is applicable to Gold & Special  Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Gold & Special  Minerals Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  thereform  that is  applicable  to Gold & Special  Minerals  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Gold & Special  Minerals  Fund cannot  invest in real estate,  physical  commodities  or commodity  contracts  (other than the hedging  instruments  or Metal  Investments  permitted  by any of its other  investment  policies)  except  to the  extent permitted  under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or  interpreted  from time to time. It does not matter whether the hedging instrument or Metal Investment is considered to be a commodity or commodity contract.

         o   Gold & Special  Minerals Fund cannot issue senior  securities,  except to the extent  permitted  under the  Investment
         Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Gold & Special Minerals Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        As a  non-fundamental  investment  policy,  Gold & Special  Minerals Fund cannot invest in the securities of other  investment companies  or  registered  unit  investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1) of the
         Investment Company Act.

Non-Diversification  of Gold & Special Minerals Fund's Investments.  Gold & Special Minerals Fund is  "non-diversified,"  as defined in the Investment  Company Act. Funds that are diversified have restrictions  against investing too much of their assets in the securities of any one "issuer."  That means that Gold & Special  Minerals Fund can invest more of its assets in the  securities of a single issuer than a fund that is diversified.

         Being  non-diversified  poses additional  investment risks,  because if Gold & Special Minerals Fund invests more of its assets in fewer  issuers,  the value of its shares is subject  to greater  fluctuations  from  adverse  conditions  affecting  any one of those issuers.  However,  Gold & Special  Minerals  Fund does limit its  investments  in the  securities  of any one issuer to qualify for tax purposes as a "regulated  investment  company" under the Internal  Revenue Code. By  qualifying,  it does not have to pay federal income taxes on amounts  distributed if more than 90% of its earnings are  distributed to  shareholders.  To qualify,  Gold & Special  Minerals
Fund must meet a number of conditions.  First,  not more than 25% of the market value of Gold & Special Minerals Fund's total assets may be invested in the  securities of a single  issuer.  Second,  with respect to 50% of the market value of its total  assets,  (1) no more than 5% of the market  value of its total assets may be invested in the  securities  of a single  issuer,  and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

                                                              Growth Fund

o        Growth Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o        Growth Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Growth Fund may not borrow money,  except as permitted by the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is applicable to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

o        Growth  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That  limit does not apply to  securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment companies.

         o   Growth Fund cannot invest in real estate, physical commodities or commodity contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Growth  Fund  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is  deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Growth Fund cannot issue senior  securities,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be  amended  or interpreted from time to time.

                                                            High Yield Fund

o        High Yield Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of High Yield Fund's total assets.  The limit does not apply to  securities  issued by the
             U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        High Yield Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to  securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities.  Under this policy,  utilities are divided into "industries"  according to the services they provide (for example,  gas, gas  transmission,  electric and telephone utilities will be considered to be in separate industries).

o        High Yield Fund cannot  borrow  money in excess of 33-1/3% of the value of its total  assets.  High Yield Fund may only borrow from banks and/or affiliated investment  companies.  High Yield Fund cannot make any investment at a time during which its borrowings  exceed 5% of the value of its assets.  With respect to this  fundamental  policy,  High Yield Fund can borrow  only if it  maintains  a 300%  ratio of  assets to  borrowings  at all  times in the  manner  set forth in the
             Investment Company Act.

o        High Yield Fund cannot make loans except (a) through  lending of securities,  (b) through the purchase of debt  instruments or similar  evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated  funds, and (d)
             through repurchase agreements.

o        High Yield Fund cannot invest in real estate.  However,  High Yield Fund can purchase debt  securities  secured by real estate or interests in real estate,  or issued by companies,  including real estate  investment  trusts,  that invest in real estate or interests in real estate.

o        High Yield Fund cannot invest in  commodities  or commodity  contracts.  However,  High Yield Fund may buy and sell any of the hedging instruments permitted by its other investment policies,  whether or not the hedging instrument is considered a commodity or commodity contract.

o        High Yield Fund cannot underwrite  securities issued by other persons. A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        High Yield Fund cannot issue "senior  securities",  but this does not prohibit certain investment  activities for which assets of High Yield Fund are designated as segregated,  or margin,  collateral or escrow  arrangements are  established,  to cover the related obligations.  Examples of those activities include borrowing money, delayed-delivery and when-issued arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives,  hedging instruments, options or futures.

                                                        International Bond Fund

o        International  Bond Fund  cannot make loans  except (a)  through  lending of  securities,  (b)  through  the  purchase of debt instruments or similar  evidences of  indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds, and (d) through repurchase agreements.

o        International  Bond Fund  cannot buy or sell real  estate.  However,  International  Bond Fund can  purchase  debt  securities secured by real estate or interests in real estate or issued by companies,  including real estate  investment  trusts, which invest in real estate or interests in real estate.

o        International Bond Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        International Bond Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of  International  Bond Fund are designated as segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the  related  obligations.  Examples  of those  activities  include  borrowing  money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

o        International  Bond Fund cannot  borrow money in excess of 33 1/3% of the value of its total assets.  International  Bond Fund may  borrow  only  from  banks  and/or  affiliated  investment  companies.  International  Bond Fund  cannot  make any investment  at a time  during  which its  borrowings  exceed  5% of the  value of its  assets.  With  respect  to this fundamental  policy,  International  Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o        International  Bond Fund cannot  concentrate  investments.  That means it cannot invest 25% or more of its total assets in any one industry.  International Bond Fund will not invest 25% or more of its total assets in government securities of any one foreign company or in debt and equity securities  issued by companies  organized under the laws of any one foreign country.  Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an
             "industry" for the purposes of this policy.

Non-Diversification  of  International  Bond  Fund's  Investments.  International  Bond Fund is  "non-diversified,"  as  defined in the
Investment  Company Act. Funds that are diversified have  restrictions  against investing too much of their assets in the securities of any one  "issuer."  That means that this fund can invest more of its assets in the  securities  of a single  issuer than a fund that is diversified.

         Being  non-diversified  poses additional  investment risks,  because if International  Bond Fund invests more of its assets in fewer  issuers,  the value of its  shares is subject  to  greater  fluctuations  from  adverse  conditions  affecting  any one of those issuers.  However,  International  Bond Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company" under the Internal  Revenue Code. By qualifying,  it does not have to pay federal income taxes on amounts  distributed if more than 90% of its earnings are distributed to shareholders.  To qualify,  International  Bond Fund must meet a number of  conditions.  First,  not more than 25% of the market  value of  International  Bond Fund's total assets may be invested in the  securities of a single  issuer.  Second,  with respect to 50% of the market value of its total assets,  (1) no more than 5% of the market value of its total assets may be invested in the securities of a single  issuer,  and (2)  International  Bond Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

                                                       International Growth Fund

o        International  Growth Fund cannot buy securities or other  instruments  issued or guaranteed by any one issuer if more than 5%
             of its total assets would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This limitation  applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities or securities of other investment companies.

o        International  Growth Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Global  Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        International  Growth Fund cannot  invest 25% or more of its total  assets in any one  industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment companies.

o        International  Growth Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        International  Growth Fund cannot issue senior  securities,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

o        International  Growth Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o   International  Growth Fund may not borrow  money,  except as  permitted  by the  Investment  Company Act, the rules or regulations  thereunder  or any  exemption  therefrom  that is  applicable  to the  Fund,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

                                                   International Small Company Fund

o        International  Small Company Fund cannot buy  securities or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation applies to 75% of the Fund's total assets. The limit  does  not  apply  to  securities  issued  or  guaranteed  by the  U.S.  government  or any of its  agencies  or instrumentalities or securities of other investment companies.

o        International  Small Company Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Global  Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        International  Small  Company  Fund cannot  invest 25% or more of its total  assets in any one  industry.  That limit does not apply to securities issued or guaranteed by the U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies..

o        International  Small Company Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except to the extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        International  Small Company Fund cannot issue senior securities,  except to the extent permitted under the Investment Company
             Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

o        International  Small Company Fund cannot  underwrite  securities of other  companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o   International  Small Company Fund may not borrow money,  except as permitted by the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                     Limited-Term Government Fund

o        Limited-Term  Government Fund cannot buy securities or other  instruments  issued or guaranteed by any one issuer if more than
           5% of its total  assets  would be invested in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of  Limited-Term  Government  Fund's total  assets.  The  limit  does not  apply to  securities  issued  by the U.S.  government  or any of its  agencies  or instrumentalities, or securities of other investment companies.

o        Limited-Term  Government Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o        Limited-Term  Government  Fund cannot  deviate from any of its other  investment  policies that are  described as  fundamental policies in its Prospectus or SAI.

o        Limited-Term  Government  Fund cannot make loans except (a) through  lending of  securities,  (b) through the purchase of debt instruments  or similar  evidences of  indebtedness,  (c) through an inter-fund  lending  program with other  affiliated funds, and (d) through repurchase agreements.

o        Limited-Term  Government  Fund  cannot  borrow  money in  excess of 33 1/3% of the  value of its  total  assets.  Limited-Term
           Government Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this  fundamental policy,  Limited-Term  Government Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o        Limited-Term Government Fund cannot purchase or sell real estate,  commodities or commodity contracts.  However,  Limited-Term
           Government Fund may use hedging  instruments  approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

o        Limited-Term  Government  Fund  cannot  underwrite  securities.  A  permitted  exception  is in  case  it is  deemed  to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Limited-Term  Government Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which  assets  of  Limited-Term  Government  Fund  are  designated  as  segregated,  or  margin,  collateral  or  escrow arrangements are established,  to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions, contracts to buy or sell derivatives, hedging instruments, options, or futures.

                                                           Main Street Fund

o        Main  Street  Fund  cannot  concentrate  investments.  That  means it cannot  invest  25% or more of its  total  assets in any industry. However, there is no limitation on investments in U.S. government securities.

o        Main Street Fund  cannot  invest in  commodities.  However,  Main Street Fund can buy and sell any of the hedging  instruments permitted by any of its other  policies.  It does not matter if the hedging  instrument  is considered to be a commodity or commodity contract.

o        Main  Street  Fund cannot  invest in real  estate or in  interests  in real  estate.  However,  Main Street Fund can  purchase securities of issuers holding real estate or interests in real estate  (including  securities of real estate  investment trusts).

o        Main Street Fund cannot  underwrite  securities  of other  companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Main Street Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of Main Street Fund are designated as segregated,  or margin,  collateral or escrow  arrangements  are  established,  to cover the related  obligations.  Examples of those activities include borrowing money,  reverse  repurchase  agreements, delayed-delivery  and  when-issued  arrangements  for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

o        Main Street Fund cannot borrow money in excess of 33 1/3% of the value of its total assets  (including  the amount  borrowed).
           Main Street Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental policy,  Main  Street  Fund can borrow only if it  maintains  a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

o        Main Street Fund cannot make loans except (a) through lending of securities,  (b) through the purchase of debt  instruments or similar  evidences of  indebtedness,  (c) through an interfund  lending  program (if applicable)  with other  affiliated funds, and (d) through repurchase agreements.

o        Main Street Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested  in  securities  of that issuer or it would then own more than 10% of that  issuer's  voting  securities.  This limit  applies to 75% of Main Street  Fund's total  assets.  The limit does not apply to  securities  issued by the U.S.
           Government or any of its agencies or instrumentalities, or securities of other investment companies.

                                                     Main Street Opportunity Fund

o        Main  Street  Opportunity  Fund  cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  This limitation  applies to 75% of Main Street  Opportunity Fund's total assets. The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or  instrumentalities  or  securities  of other investment companies.

o        Main Street  Opportunity  Fund cannot make loans except (a) through  lending of  securities,  (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an interfund lending program (if applicable) with other affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33
             1/3% of the value of its total assets  (taken at market value at the time of such loans),  and (d) through  repurchase agreements.

o        Main  Street  Opportunity  Fund  cannot  borrow  money in  excess of 33 1/3% of the value of its  total  assets.  Main  Street
             Opportunity Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy,  Main Street  Opportunity  Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

o        Main Street  Opportunity Fund cannot concentrate  investments.  That means it cannot invest 25% or more of its total assets in any industry.  However, there is no limitation on investments in U.S. government securities.

o        Main Street  Opportunity  Fund cannot invest in physical  commodities  or physical  commodity  contracts or buy securities for speculative  short-term  purposes.  However,  Main  Street  Opportunity  Fund  can buy  and  sell  any of the  hedging instruments  permitted by any of its other policies.  It can also buy and sell options,  futures,  securities or other instruments  backed by physical  commodities or whose investment  return is linked to changes in the price of physical commodities.

o        Main Street  Opportunity Fund cannot invest in real estate or in interests in real estate.  However,  Main Street  Opportunity
             Fund can purchase securities of issuers holding real estate or interests in real estate (including  securities of real estate investment trusts).

o        Main Street Opportunity Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Main Street Opportunity Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which  assets  of Main  Street  Opportunity  Fund are  designated  as  segregated,  or  margin,  collateral  or escrow arrangements  are  established,  to cover the related  obligations.  Examples of those  activities  include  borrowing money,  reverse  repurchase  agreements,  delayed-delivery  and  when-issued  arrangements  for  portfolio  securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                    Main Street Small Cap Fund

o        Main Street Small Cap Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets would be  invested  in  securities  of that  issuer  or if it would  then own more  than 10% of that  issuer's  voting securities.  That restriction applies to 75% of Main Street Small Cap Fund's total assets. The limit does not apply to securities  issued  by the  U.S.  government  or any of its  agencies  or  instrumentalities  or  securities  of other investment companies.

o        Main Street  Small Cap Fund  cannot make loans  except (a) through  lending of  securities,  (b) through the  purchase of debt securities  or similar  evidences of  indebtedness,  (c) through an  interfund-lending  program with other  affiliated funds, and (d) through repurchase agreements.

o        Main Street Small Cap Fund cannot  borrow money in excess of 33 1/3% of the value of its total  assets.  Main Street Small Cap
             Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this  fundamental  policy,
             Main Street  Small Cap Fund can borrow only if it  maintains a 300% ratio of assets to  borrowing  at all times in the manner set forth in the Investment Company Act.

o        Main Street  Small Cap Fund cannot  concentrate  investments.  That means it cannot  invest 25% or more of its total assets in companies  in any one  industry.  Obligations  of the U.S.  government,  its agencies  and  instrumentalities  are not considered to be part of an "industry" for the purposes of this restriction.

o        Main Street Small Cap Fund cannot  invest in real estate or in interests in real estate.  However,  Main Street Small Cap Fund can purchase securities of companies holding real estate or interests in real estate.

o        Main Street  Small Cap Fund cannot  invest in physical  commodities  or physical  commodity  contracts or buy  securities  for speculative  short-term purposes.  However, Main Street Small Cap Fund can buy and sell any of the hedging instruments permitted by any of its other policies.  It can also buy and sell options,  futures,  securities or other  instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o        Main Street Small Cap Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Main Street Small Cap Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities for which assets of Main Street Small Cap Fund are designated as segregated,  or margin, collateral or escrow arrangements are established,  to cover the related  obligations.  Examples of those activities  include  borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                            MidCap Fund

         o   MidCap Fund cannot buy securities or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more than
             10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets. The limit does not apply to  securities  issued or  guaranteed  by the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o        MidCap Fund cannot invest in real estate,  physical commodities or commodity  contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception there from, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        MidCap Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption  therefrom  that is applicable  to Global  Opportunities  Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        MidCap  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That  limit does not apply to  securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities or securities issued by investment companies.

o        MidCap  Fund  may not  underwrite  securities  issued  by  others,  except  to the  extent  that a Fund may be  considered  an underwriter  within the meaning of the Securities Act of 1933, as amended,  when reselling  securities held in its own portfolio.

o        MidCap Fund cannot issue senior  securities,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be  amended  or interpreted from time to time.

                                                           Money Market Fund

o        Money Market Fund cannot invest more than 5% of its total assets in securities  of any issuer  (except the U.S.  government or its agencies or instrumentalities).

o        Money  Market  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  Except for  obligations  issued or guaranteed by the U.S.  government  securities  and bank  obligations  described in the prospectus are not included in this limitation.

o        Money  Market  Fund  cannot  make  loans,  except to the extent  permitted  under the  Investment  Company  Act,  the rules or regulations  thereunder or any exemption therefrom that is applicable to Money Market Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Money  Market Fund may not borrow  money,  except to the extent  permitted  under the  Investment  Company  Act,  the rules or regulations  thereunder or any exemption therefrom that is applicable to Money Market Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o            Money  Market Fund cannot  invest in real  estate,  physical  commodities  or  commodity  contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Money  Market Fund may not  underwrite  securities  issued by others,  except to the extent that a Fund may be  considered  an underwriter  within the meaning of the Securities Act of 1933, as amended,  when reselling  securities held in its own portfolio.

o        Money Market Fund cannot issue senior  securities,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

                                                    Quest International Value Fund

o        Quest  International  Value Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other  instruments  of that issuer or if its would then own more than 10% of that issuer's voting  securities.  This limitation applies to 75% of the Fund's total assets. The limit  does  not  apply  to  securities  issued  or  guaranteed  by the  U.S.  government  or any of its  agencies  or instrumentalities or securities of other investment companies.

o        Quest  International  Value Fund  cannot  lend  money.  However  the Fund can invest in all or a portion of an issue of bonds, debentures,  commercial paper or other similar corporate  obligations.  Quest International Value Fund may also engage in repurchase agreements and may make loans of portfolio  securities,  subject to the restrictions stated under "Loans of Portfolio Securities."

         o   Quest  International  Value Fund cannot  invest 25% or more of its total assets in any  industry.  That limit does not apply to securities issued or guaranteed by the U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

o        Quest  International  Value Fund cannot invest in real estate,  physical  commodities  or commodity  contracts,  except to the extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest  International  Value Fund cannot  invest in  companies  for the purpose of  acquiring  control or  management  of those companies.

o        Quest  International  Value  Fund may not  underwrite  securities  issued by others,  except to the extent  that a Fund may be considered an  underwriter  within the meaning of the Securities  Act of 1933, as amended,  when reselling  securities held in its own portfolio.

o        Quest  International  Value  Fund  cannot  invest  or hold  securities  of any  issuer  if  officers  and  directors  of Quest
             International  Value  Fund or its  Manager or  Sub-Advisor  individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o        Quest  International  Value Fund cannot borrow money,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest  International  Value Fund cannot pledge its assets or assign or otherwise encumber its assets in excess of one-third of its net assets.  It can do so only to secure borrowings made within the limitations set forth in the Prospectus or its
             SAI.

o        Quest  International  Value Fund cannot issue senior  securities,  except to the extent permitted under the Investment Company
             Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

                                                          Real Asset Fund

o        Real Asset Fund will not purchase the  securities,  hybrid  instruments  and other  instruments of any issuer if, as a result,
             25% or more of Real Asset  Fund's  total  assets would be invested in the  securities  of  companies  whose  principal business  activities are in the same industry.  This restriction does not apply to securities  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities,  or repurchase  agreements secured by them. However,
             Real Asset Fund will invest 25% or more of its total assets in securities,  hybrid  instruments and other instruments, including  futures and forward  contracts,  related  options  and swaps,  linked to the energy and natural  resources, agriculture,  livestock,  industrial  metals, and precious metals  industries.  The individual  components of an index will be considered as separate industries for this purpose.

o        Real  Asset  Fund will not issue any senior  security.  However,  Real  Asset  Fund may enter  into  commitments  to  purchase securities  in  accordance  with Real Asset  Fund's  investment  program,  including  reverse  repurchase  agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities.  Additionally,
             Real  Asset  Fund may  engage in  transactions  that may result in the  issuance  of a senior  security  to the extent permitted under the Investment Company Act and applicable  regulations,  interpretations of the Investment Company Act or an exemptive  order.  Real Asset Fund may also engage in short sales of securities  to the extent  permitted in its investment program and other restrictions.  The purchase or sale of hybrid instruments,  futures contracts and related options  shall not be considered to involve the issuance of senior  securities.  Moreover,  Real Asset Fund may borrow money as authorized by the Investment Company Act.

o        Real Asset Fund will not purchase or sell  physical  commodities  unless  acquired as a result of ownership of  securities  or other instruments.  This restriction shall not prevent Real Asset Fund from purchasing or selling hybrid  instruments, options and futures  contracts with respect to individual  commodities or indices,  or from investing in securities or other instruments backed by physical commodities or indices.

o        Real Asset Fund will not purchase or sell real estate unless  acquired as a result of direct  ownership of securities or other instruments.  This  restriction  shall not prevent Real Asset Fund from  investing in securities or other  instruments backed by real  estate or  securities  of  companies  engaged  in the real  estate  business,  including  real  estate investment  trusts.  This restriction does not preclude Real Asset Fund from buying  securities backed by mortgages on real estate or  securities  of companies  engaged in such  activities.  Real Asset Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o        Real Asset Fund cannot underwrite  securities issued by other persons. A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling securities held in its own portfolio.

o        Real Asset Fund cannot make loans except (a) through  lending of securities,  (b) through the purchase of debt  instruments or similar  evidences of  indebtedness,  (c) through an interfund  lending program (if applicable)  with other affiliated funds,  provided  that no such loan may be made if, as a result,  the  aggregate of such loans would exceed 33 1/3% of the  value of its  total  assets  (taken  at  market  value at the time of such  loans),  and (d)  through  repurchase agreements.(1)

o        Real Asset Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  Real Asset Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this  fundamental  policy,  Real Asset Fund can borrow  only if it  maintains  a 300%  ratio of  assets to  borrowings  at all  times in the  manner  set forth in the
             Investment Company Act.(2)

                                                           Real Estate Fund

o        Real Estate Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting  securities.  That restriction  applies to 50% of Real Estate Fund's total assets.  The limit does not apply to securities issued by the U.S.
         government or any of its agencies or instrumentalities or securities of other investment companies.

         o   Real Estate Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to Real Estate Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Real Estate Fund may not borrow money, except to the extent permitted under the Investment Company Act,

o        Real Estate Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry.  However,  there is no limitation as to Real Estate Fund's investments in the real estate industry in general.

o            Real  Estate  Fund  cannot  underwrite  securities  of other  companies  except as  permitted  by the Act. A permitted exception is in case it is deemed to be an  underwriter  under the  Securities  Act of 1933 when  reselling any securities held in its own portfolio.

o        Real Estate Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except to the extent permitted under the  Investment  Company Act,  the rules  regulations  thereunder  or any  exemption  therefrom,  as such,  rules or regulations may be amended or interpreted from time to time.

o        Real Estate Fund cannot issue senior  securities,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be  amended  or interpreted from time to time.

                                                     Small- & Mid- Cap Value Fund

o        Small- & Mid- Cap  Value  Fund  cannot  invest  more than 5% of the value of its  total  assets in the  securities  of any one issuer.  This restriction applies to 75% of its total assets.

o        Small- & Mid- Cap Value Fund cannot purchase more than 10% of the voting  securities of any one issuer.  All outstanding  debt securities  and all  preferred  stock of an  issuer  are  considered  as one  class.  This  restriction  does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o        Small- & Mid- Cap Value  Fund  cannot  concentrate  its  investments.  That  means it cannot  invest  25% or more of its total assets in any industry.  If deemed  appropriate for attaining its investment  objective,  Small- & Mid- Cap Value Fund may invest  less than but up to 25% of its total  assets in any one  industry  classification  used by Small- & Mid- Cap Value
         Fund for investment purposes.  For this purpose, a foreign government is considered an industry.

o        Small- & Mid- Cap Value Fund cannot  borrow  money in excess of 33 1/3% of the value of Small- & Mid- Cap Value  Fund's  total assets.  Small- & Mid- Cap Value Fund may borrow only from banks and only as a  temporary  measure  for  extraordinary  or emergency  purposes.  Small- & Mid- Cap Value Fund will make no additional  investments  while borrowings exceed 5% of the
         Fund's total  assets.  Small- & Mid- Cap Value Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

o        Small- & Mid- Cap Value Fund cannot invest in physical  commodities or physical commodity  contracts.  However,  Small- & Mid-
         Cap Value Fund may buy and sell hedging  instruments  to the extent  specified in its Prospectus or SAI from time to time.
         Small- & Mid- Cap Value Fund can also buy and sell options,  futures,  securities or other  instruments  backed by, or the investment return from which is linked to, changes in the price of physical commodities.

o        Small- & Mid- Cap Value  Fund  cannot  invest  in real  estate  or real  estate  limited  partnerships  (direct  participation programs).  However,  Small- & Mid- Cap  Value  Fund may  purchase  securities  of  issuers  that  engage  in real  estate operations and securities which are secured by real estate or interests in real estate.

o        Small- & Mid- Cap Value Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Small- & Mid- Cap Value  Fund  cannot  invest in  securities  of any  issuer  if, to the  knowledge  of the  Trust,  officers, directors  or trustees of the Trust,  or the Manager who owns more than 1/2 of 1% of the  outstanding  securities  of such issuer together own more than 5% of the outstanding securities of such issuer.

o        Small- & Mid- Cap Value Fund cannot  pledge its assets or assign or otherwise  encumber its assets in excess of 10% of its net assets. It can pledge,  assign or encumber its assets only to secure borrowings  effected within the limitations set forth in its Prospectus.

o        Small- & Mid- Cap Value Fund cannot invest for the purpose of exercising control or management of another company.

o        Small- & Mid- Cap Value Fund cannot issue senior  securities (as defined in the  Investment  Company Act).  However,  the Fund
         can enter into any  repurchase  agreement,  borrow money in  accordance  with  restrictions  described  above and lend its portfolio securities.

o        Small- & Mid- Cap Value Fund cannot make loans to any person or  individual.  However,  portfolio  securities may be loaned by
         Small- & Mid- Cap Value Fund within the limits set forth in the Prospectus.

                                                       Strategic Income Fund

o        Strategic  Income Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting  securities.  This limit applies to 75% of Strategic  Income Fund's total  assets.  The limit does not apply to securities  issued by the
             U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o        Strategic  Income  Fund  cannot  invest  25% or more of its total  assets in any one  industry.  That  limit does not apply to securities  issued  or  guaranteed  by the  U.S.  government  or its  agencies  and  instrumentalities.  Each  foreign government is treated as an "industry" and utilities are divided according to the services they provide.

o        Strategic  Income  Fund  cannot  borrow  money in excess of 331/3% of the  value of its total  assets  (including  the  amount borrowed).  Strategic Income Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this  fundamental  policy,  Strategic Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o        Strategic  Income  Fund  cannot  make loans  except (a)  through  lending of  securities,  (b)  through  the  purchase of debt instruments or similar  evidences of  indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided  that no such loan may be made if, as a result,  the  aggregate of such loans would exceed 33 1/3% of the  value of its  total  assets  (taken  at  market  value at the time of such  loans),  and (d)  through  repurchase agreements.

o        Strategic Income Fund cannot invest in real estate,  physical  commodities or commodity contracts.  However,  Strategic Income
             Fund may: (1) invest in debt  securities  secured by real estate or interests in real estate,  or issued by companies, including  real estate  investment  trusts,  that invest in real estate or  interests  in real  estate;  (2) invest in hedging  instruments  permitted  by any of its  other  investment  policies;  and (3) buy and sell  options,  futures, securities or other  instruments  backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o        Strategic Income Fund cannot  underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Strategic Income Fund cannot issue "senior  securities," but this does not prohibit  certain  investment  activities for which assets of Strategic  Income Fund are  designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the  related  obligations.  Examples  of those  activities  include  borrowing  money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                       U.S. Government Trust

o        U.S.  Government  Trust cannot buy securities or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more than
         10% of that issuer's  voting  securities.  This limitation  applies to 75% of the Fund's total assets.  The limit does not apply  to  securities  issued  or  guaranteed  by the U.S.  government  or any of its  agencies  or  instrumentalities  or securities of other investment companies.

o        U.S.  Government  Trust  cannot  invest  25% or more of its total  assets in any one  industry.  That  limit does not apply to securities  issued or  guaranteed  by the U.S.  government or its agencies or  instrumentalities  or securities  issued by investment companies.

o        U.S.  Government  Trust  cannot make loans,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom that is applicable to U.S. Government Trust, as such statute,  rules or regulations may be amended or interpreted from time to time.(3)

o        U.S.  Government  Trust may not borrow money,  except to the extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom that is applicable to U.S. Government Trust, as such statute,  rules or regulations may be amended or interpreted from time to time.(4)

         o   U.S. Government Trust cannot invest in real estate, physical commodities or commodity contracts,  except to the extent permitted  under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

o        U.S.  Government Trust cannot underwrite  securities issued by others,  except to the extent that U.S. Government Trust may be considered an underwriter  within the meaning of the Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

o        U.S.  Government Trust cannot issue senior  securities,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

                                                              Value Fund

         o   Value Fund cannot issue senior securities,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such  statue,  rules or  regulations  may be amended or interpreted from time to time..

o        Value Fund cannot buy  securities  or other  instruments  issued or  guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of Value Fund's total assets.  The limit does not apply to  securities  issued or  guaranteed  by the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o        Value  Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That  limit  does not apply to  securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment companies.

         o   Value Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute, rule or regulations may be amended or interpreted from time to time.

o        Value Fund cannot underwrite  securities of other issuers. A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 in reselling its portfolio securities.

o        Value Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act,  the rules or  regulations thereunder or any exemption  therefrom that is applicable to Value Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o        Value Fund may not borrow money,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations thereunder or any exemption  therefrom that is applicable to Value Fund, as such statute,  rules or regulations may be amended or interpreted from time to time. (5)

Do the Underlying  Funds Have Any  Restrictions  That Are Not  Fundamental?  Some of the  Underlying  Funds have  additional  operating policies  which are stated below,  that are not  "fundamental,"  and which can be changed by an Underlying  Fund's Board of Trustees or
Directors without shareholder approval.

                                                            Core Bond Fund

o        Core Bond Fund cannot invest in the securities of other registered  investment  companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

                                                     Capital Appreciation Fund

o         Capital  Appreciation  Fund cannot invest in securities of other investment  companies,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                       Champion Income Fund

o         Champion Income Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

                                                        Developing Markets Fund

o        Developing Markets Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        Developing  Markets Fund cannot purchase  securities on margin.  However,  Developing Markets Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

o        Developing  Markets Fund cannot  invest in or hold  securities  of any issuer if officers and Trustees of  Developing  Markets
              Fund or its manager  individually  beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o        Developing Markets Fund cannot mortgage or pledge any of its assets.  However,  this does not prohibit the escrow arrangements contemplated  by the writing of covered call options or other  collateral or margin  arrangements  in connection with any of the hedging instruments permitted by any of its other investment policies.

o        Developing  Markets Fund permits it to invest all of its assets in the securities of a single open-end  management  investment company for which its manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor.  That fund must have  substantially  the same  fundamental  investment  objective,  policies and  limitations as Developing
              Markets Fund.  This policy would permit  Developing  Markets Fund to adopt a  "master-feeder"  structure.  Under that structure,  Developing  Markets Fund would be a "feeder"  fund and would invest all of its assets in a single  pooled
              "master  fund" in which other  feeder  funds could also invest.  This could  enable  Developing  Markets Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure.  Developing Markets Fund has no present intention of adopting the master-feeder  structure.  If it did so, its prospectus and SAI would be revised accordingly.  In addition,  Developing  Markets Fund may invest in funds selected by a Trustee of this fund under its
              Deferred Compensation Plan for Disinterested Trustees.

                                                          Discovery Fund

o        Discovery Fund cannot invest in physical commodities or commodity  contracts;  however, the Fund may: (1) buy and sell hedging instruments permitted by any of its other investment policies, and (2) buy and sell options,  futures,  securities or other  instruments  backed by, or the  investment  return  from which is linked to changes in the price of,  physical commodities.

                                                                  Global Fund

o        Global Fund cannot sell securities  short except in "short sales  "against-the-box."  However,  Global Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o        Growth  Fund  cannot  invest in  securities  of other  open-end  investment  companies,  except in  connection  with a merger, consolidation,  reorganization  or  acquisition  of assets,  or invest  more than 5% of its net assets in  closed-end investment companies,  including small business investment companies.  Such investments may not be made at commission rates in excess of normal brokerage commissions.

                                                         Global Opportunities Fund

o        Global  Opportunities  Fund  cannot  sell  securities  short  except  in  "short  sales  "against-the-box."   However,  Global
              Opportunities Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o        Global  Opportunities  Fund cannot invest in securities of other  investment  companies,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption thereform,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                                         International Growth Fund

o        As a non-fundamental  policy,  International  Growth Fund cannot sell securities short except in collateralized  transactions.
              In those cases  International  Growth Fund must own an equivalent  amount of the securities sold short. Not more than
              15% of  International  Growth Fund's net assets may be held as collateral for short sales at any time.  International
              Growth  Fund  does not  expect  to engage in this type of  transaction  as part of its  normal  portfolio  management techniques.

o         International  Growth Fund cannot invest in other  open-end  investment  companies.  It cannot invest more than 5% of its net assets in closed-end investment companies,  including small business development companies. Any brokerage commissions it pays in investing in closed-end investment companies must not exceed normal commission rates.

                                                        International Small Company Fund

o        International Small Company Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        International  Small Company Fund cannot purchase  securities on margin.  However,  International  Small Company Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

o        International  Small Company Fund cannot invest in or hold securities of any issuer if officers and Trustees of  International
         Small Company Fund or the Manager  individually  beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o        International  Small Company Fund cannot  pledge any of its assets.  However,  this does not prohibit the escrow  arrangements contemplated by the writing of covered call options or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

                                                          Limited-Term Government Fund

o        Limited-Term  Government  Fund cannot  invest in  securities  of other  registered  investment  companies or  registered  unit investment trusts, in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

o        As a non-fundamental  policy,  Limited-Term Government Fund can invest at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies and  instrumentalities,  repurchase agreements on those securities,  and hedging instruments  approved by its Board of Trustees.  This  non-fundamental  policy will not be changed by Limited-Term
         Government Fund's Board of Trustees without first providing shareholders 60 days written notice.

                                                      Main Street Small Cap Fund

o        As a  non-fundamental  investment  policy,  Main  Street  Small Cap Fund can invest all of its assets in the  securities  of a single  open-end  management  investment  company for which its  manager,  one of its  subsidiaries  or a successor is the investment advisor or sub-advisor.  That fund must have substantially the same fundamental investment objective,  policies and  limitations  as Main Street Small Cap Fund.  This  non-fundamental  policy that permits Main Street Small Cap Fund to invest its assets in an  open-end  management  investment  company  would  permit the fund to adopt a  "fund-of-funds"  or
         "master-feeder"  structure.  This could enable Main Street Small Cap Fund to take advantage of potential  operational  and cost  efficiencies  in either a  fund-of-funds  or  master-feeder  structure.  Main  Street  Small Cap Fund has no present intention of adopting a fund-of-funds  or master-feeder  structure.  If it did so, its prospectus and SAI would be revised accordingly.

                                                                  MidCap Fund

o        MidCap Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        MidCap Fund cannot  invest in or hold  securities  of any issuer if officers  and  Trustees or directors of MidCap Fund or the
         Manager  individually  or  beneficially  own more than1/2of 1% of the securities of that issuer and together own more than
         5% of the securities of that issuer.

o        MidCap Fund cannot  purchase  securities on margin.  However,  MidCap Fund can make margin  deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

o        MidCap  Fund  cannot  pledge,  mortgage  or  hypothecate  any of its  assets.  However,  this  does not  prohibit  the  escrow arrangements  contemplated by writing covered call options or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

                                                      Money Market Fund, Inc.
o        Money Market Fund cannot invest in securities of other investment companies.

                                                      Quest Capital Value Fund, Inc.

o        Quest Capital Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5%
         of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
         10% of that issuer's voting securities.  This limitation applies to 75% of Quest Capital Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        Quest Capital Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Capital Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Capital Value Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o        Quest Capital Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Capital Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o        Quest Capital Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Capital Value Fund, as such statute, rules, or regulations may be amended or interpreted from time to time.

o        Quest Capital Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                                         Quest International Value Fund

o        Quest International Value Fund cannot invest in oil, gas or other mineral exploration or development programs.

o        Quest  International  Value Fund cannot purchase  securities on margin (except for short-term loans that are necessary for the clearance  of  purchases  of  portfolio  securities)  or make short sales.  Collateral  arrangements  in  connection  with transactions in futures and options are not deemed to be margin transactions.

o        Quest International Value Fund cannot invest in real estate limited partnership programs.

o        Quest International Value Fund cannot invest more than 5% of its assets in unseasoned issuers.

o        Quest International Value Fund cannot purchase warrants if more than 5% of its total assets would be invested in warrants.

o        Quest  International  Value Fund cannot invest in the securities of other registered  investment  companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

                                                      Quest Value Fund, Inc.

o        Quest Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of Quest Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        Quest Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Value Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o        Quest Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o        Quest Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

                                                                Real Estate Fund

o        Real Estate Fund cannot invest in other investment companies except to the extent permitted by the Act. Real Estate Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment advisor or sub-advisor. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as Real Estate Fund. The policy also would permit Real Estate Fund. The policy also would permit the Fund to adopt a "master-feeder" structure. Under that structure, Real Estate Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable Real Estate Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. Real Estate Fund has no present imitation of adopting the master-feeder structure. If it did so, Real Estate Fund's Prospectus and Statement of Additional of Information would be revised accordingly.

                                                          Small- & Mid- Cap Value Fund

o        Small- & Mid- Cap Value Fund  cannot  make short  sales or purchase  securities  on margin.  However,  Small- & Mid- Cap Value
         Fund can make  short-term  borrowings  when necessary for the clearance of purchases of portfolio  securities.  Collateral arrangements  in connection  with futures and options  transactions  are not deemed to be margin  transactions  under this restriction.

o        Small- & Mid- Cap Value Fund cannot invest in interests in oil, gas or other mineral  exploration or  development  programs or leases.

                                                           Strategic Income Fund

o        Strategic Income Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

                                                           U.S. Government Trust

o        U.S. Government Trust cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o        With respect to U.S. Government Trust's  non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of its assets in U.S. government  securities,  U.S. Government Trust will provide at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

o        U.S.  Government  Trust cannot  invest in securities of other  investment  companies,  except if it acquires them as part of a merger, consolidation or acquisition of assets.

                                                                   Value Fund

o        Value Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted  under the Investment
         Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

The Underlying  Fund's cannot invest in the  securities of other  registered  investment  companies or registered  unit  investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Disclosure of Portfolio  Holdings.  The Portfolios  have adopted  policies and procedures  concerning the  dissemination  by employees, officers and/or directors of the Manager,  Distributor,  and Transfer Agent of information about the portfolio  securities  holdings of the Portfolios.  These policies are designed to assure that  dissemination  of non-public  information  about  portfolio  securities is distributed  for a legitimate  business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that  information from being used in a way that could negatively  affect the Portfolio's  investment  program or enable third parties to use that information in a manner that is harmful to a Portfolio.

       Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports or in the Statement of Investments on Form N-Q, which are publicly available at the SEC.

       Until  publicly  disclosed,  a  Portfolio's  portfolio  holdings  are  proprietary,  confidential  business  information.  While recognizing the importance of providing  Portfolio  shareholders  with information  about their  Portfolio's  investments and providing portfolio information to a variety of third parties to assist with the management,  distribution and administrative  process, such need for transparency must be balanced against the risk that third parties who gain access to a Portfolio's  portfolio holdings  information could  attempt  to use that  information  to trade  ahead of or  against a  Portfolio,  which  could  negatively  affect the prices the
Portfolio is able to obtain in portfolio  transactions  or the  availability of the portfolio  securities  that portfolio  managers are trading in on a Portfolio's behalf.

       The Manager and its  subsidiaries  and  affiliates,  employees,  officers,  and directors,  shall neither solicit nor accept any compensation or other  consideration  (including any agreement to maintain assets in the Portfolio or in other investment  companies or accounts  managed by the  Manager  or any  affiliated  person of the  Manager)  in  connection  with the  disclosure  of a  Portfolio's non-public  portfolio  holdings.  The receipt of investment  advisory fees or other fees and compensation paid to the Manager and their subsidiaries  pursuant to  agreements  approved by the Fund's Board shall not be deemed to be  "compensation"  or  "consideration"  for these  purposes.  It is a violation  of the Code of Ethics for any covered  person to release  holdings in  contravention  of portfolio holdings disclosure policies and procedures adopted by the Portfolio.

A list of some or all of the portfolio  securities holdings (based on invested assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited  circumstances  discussed  below,  month-end  lists of a Portfolio's  complete  portfolio  holdings may be disclosed no sooner than  30-days  after the relevant  month-end,  subject to the  procedures  below.  If they have not been  disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party  recipient must first submit a request for release of a Portfolio's  holdings,  explaining the business reason for the request;

o        Senior  officers  (a Senior Vice  President  or above) in the  Manager's  Portfolio  and Legal  departments  must  approve the completed request for release of a Portfolio's holdings; and
o        The third-party  recipient must sign the Manager's  portfolio  holdings  non-disclosure  agreement  before receiving the data, agreeing to keep confidential  information that is not publicly  available  regarding a Portfolio's  holdings and agreeing not to trade directly or indirectly based on the information.

Complete  Portfolio  holdings  positions may be released to the following  categories of entities or  individuals  on an ongoing basis, provided that such entity or individual  either (1) has signed an agreement to keep such information  confidential and not trade on the basis of such  information  or (2) is subject to fiduciary  obligations,  as a member of the Fund's Board,  or as an employee,  officer and/or director of the Manager,  Distributor,  or Transfer Agent, or their respective  legal counsel,  not to disclose such information except  in  conformity  with  these  policies  and  procedures  and not to trade  for  his/her  personal  account  on the basis of such information:

o        Employees  of the  Portfolio's  Manager,  Distributor  and  Transfer  Agent who need to have  access to such  information  (as determined by senior officers of such entity),
o        The Portfolio's independent registered public accounting firm,
o        Members of the Portfolio's Board and the Board's legal counsel,
o        The Portfolio's custodian bank,

o        A proxy voting service designated by the Portfolio and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),

o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and

o        Dealers, to obtain bids (price quotations, because securities are not priced by the Portfolio's regular pricing services).

Portfolio  holdings  information  of a Portfolio  may be provided,  under limited  circumstances,  to brokers and dealers with whom the
Portfolio trades and/or entities that provide investment coverage and/or analytical  information  regarding the Portfolio's  portfolio, provided  that there is a  legitimate  investment  reason  for  providing  the  information  to the  broker or dealer or other  entity.
Month-end  portfolio  holdings  information may, under this procedure,  be provided to vendors providing  research  information  and/or analytics  to the  Portfolio,  with at least a 15-day  delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1- 2 day lag to facilitate the provision of requested  investment  information to the manager to facilitate a particular  trade or the portfolio  manager's  investment  process for the Portfolio.  Any third party receiving such  information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio  holdings  information  (which may include  information on individual  securities  positions or multiple  securities)  may be provided to the entities listed below (1) by portfolio  traders employed by the Manager in connection with portfolio  trading,  and (2)
by the members of the Manager's  Security  Valuation  Group and Accounting  Departments in connection  with portfolio  pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales)
o        Brokers  and  dealers  to obtain  bids or bid and asked  prices  (if  securities  held by a  Portfolio  are not  priced by the
                  Portfolio's regular pricing services)
o        Dealers to obtain price quotations where the Portfolio is not identified as the owner

Portfolio holdings  information (which may include information on a Portfolio's entire portfolio or individual  securities therein) may be provided by senior  officers of the Manager or attorneys on the legal staff of the Manager,  Distributor,  or Transfer Agent, in the
following circumstances:

o        Response to legal  process in  litigation  matters,  such as  responses to  subpoenas  or in class  action  matters  where the
                  Portfolio may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o        Response to regulatory  requests for  information  (the SEC, NASD,  state  securities  regulators,  and/or foreign  securities authorities,  including  without  limitation  requests for  information in  inspections  or for position  reporting purposes),
o        To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o        To  consultants  for  retirement  plans  for plan  sponsors/discussions  at due  diligence  meetings  (but  only  pursuant  to confidentiality agreements),
o        Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

Portfolio  managers and analysts  may,  subject to the Manager's  policies on  communications  with the press and other media,  discuss portfolio  information  in interviews  with members of the media,  or in due diligence or similar  meetings with clients or prospective purchasers of Portfolio shares or their financial intermediary representatives.

A Portfolio's  shareholders  may,  under  unusual  circumstances  (such as a lack of liquidity in the  portfolio to meet  redemptions), receive  redemption  proceeds of their Portfolio  shares paid as pro rata shares of securities held in the  Portfolio's  portfolio.  In such circumstances, disclosure of the Portfolio's portfolio holdings may be made to such shareholders.

The Chief  Compliance  Officer of the  Portfolio  and the  Manager,  Distributor,  and  Transfer  Agent (the "CCO")  shall  oversee the compliance by the Manager,  Distributor,  Transfer Agent,  and their  personnel with these policies and procedures.  At least annually, the CCO shall  report to the Fund Board on such  compliance  oversight  and on the  categories  of entities  and  individuals  to which disclosure of portfolio  holdings of the Portfolios has been made during the preceding year pursuant to these  policies.  The CCO shall report to the Fund Board any material  violation of these policies and procedures  during the previous  calendar quarter and shall make recommendations  to the  Companies  and to the Boards as to any  amendments  that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager  and/or the  Portfolio  have  entered  into  ongoing  arrangements  to make  available  information  about the  Portfolio's holdings.  One or more of the Oppenheimer funds may currently  disclose portfolio  holdings  information based on ongoing  arrangements to the following parties:

A.G. Edwards & Sons                           Fortis Securities                     Nomura Securities
ABG Securities                                Fox-Pitt, Kelton                      Pacific Crest
ABN AMRO                                      Friedman, Billing, Ramsey             Pacific Crest Securities
Advest                                        Fulcrum Global Partners               Pacific Growth Equities
AG Edwards                                    Garp Research                         Petrie Parkman
American Technology Research                  George K Baum & Co.                   Pictet
Auerbach Grayson                              Goldman                               Piper Jaffray Inc.
Banc of America Securities                    Goldman Sachs                         Plexus
Barclays                                      HSBC                                  Prager Sealy & Co.
Baseline                                      HSBC Securities Inc                   Prudential Securities
Bear Stearns                                  ING Barings                           Ramirez & Co.
Belle Haven                                   ISI Group                             Raymond James
Bloomberg                                     Janney Montgomery                     RBC Capital Markets
BNP Paribas                                   Jefferies                             RBC Dain Rauscher
BS Financial Services                         Jeffries & Co.                        Research Direct
Buckingham Research Group                     JP Morgan                             Robert W. Baird
Caris & Co.                                   JP Morgan Securities                  Roosevelt & Cross
CIBC World Markets                            JPP Eurosecurities                    Russell Mellon
Citigroup                                     Keefe, Bruyette & Woods               Ryan Beck & Co.
Citigroup Global Markets                      Keijser Securities                    Sanford C. Bernstein
Collins Stewart                               Kempen & Co. USA Inc.                 Scotia Capital Markets
Craig-Hallum Capital Group LLC                Kepler Equities/Julius Baer Sec       SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.           KeyBanc Capital Markets               SG Cowen Securities
Credit Suisse First Boston                    Leerink Swan                          Soleil Securities Group
Daiwa Securities                              Legg Mason                            Standard & Poors
Davy                                          Lehman                                Stone & Youngberg
Deutsche Bank                                 Lehman Brothers                       SWS Group
Deutsche Bank Securities                      Lipper                                Taylor Rafferty
Dresdner Kleinwort Wasserstein                Loop Capital Markets                  Think Equity Partners
Emmet & Co                                    MainFirst Bank AG                     Thomas Weisel Partners
Empirical Research                            Makinson Cowell US Ltd                UBS
Enskilda Securities                           Maxcor Financial                      Wachovia
Essex Capital Markets                         Merrill                               Wachovia Corp
Exane BNP Paribas                             Merrill Lynch                         Wachovia Securities
Factset                                       Midwest Research                      Wescott Financial
Fidelity Capital Markets                      Mizuho Securities                     William Blair
Fimat USA Inc.                                Morgan Stanley                        Yieldbook
First Albany                                  Morningstar
First Albany Corporation                      Natexis Bleichroeder
Fixed Income Securities                       Ned Davis Research Group

How the Portfolios are Managed

Organization  and History.  The Portfolios  are open-end,  diversified  management  investment  companies  with an unlimited  number of authorized shares of beneficial interest.  The Fund was organized as a Massachusetts business trust on November 30, 2004.

         Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in a Portfolio.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The  Portfolios  each  currently  have five  classes  of shares:  Class A, Class B, Class C, Class N and Class Y. All  classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain  institutional  investors may elect to purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes, will generally have a different net asset value,
         will  generally  have  separate  voting  rights on matters in which  interests of one class are  different  from  interests of another class, and

o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to a vote of  shareholders.  Each share of the  Portfolios  represents an interest in the
Portfolio proportionately equal to the interest of each other share of the same class.

|X|      Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Fund and each Portfolio are not required to hold, and do not plan to hold,  regular annual meetings of  shareholders,  but may do so from time to time on important  matters or when required to so by the  Investment  Company Act or other  applicable  law.  Shareholders  have the right,  upon a vote or  declaration in writing of two-thirds of the outstanding  shares of the Fund, to remove a Trustee or to take other action  described in the Fund's  Declaration of
Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at
$25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

         Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a
"partner" of a Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements  state that any person doing  business with the Fund (and each  shareholder of the Fund)
agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

         Board of  Trustees  and  Oversight  Committees.  The Fund and each  Portfolio  is governed  by a Board of  Trustees,  which is responsible  for  protecting  the  interests of  shareholders  under  federal and  Massachusetts  law. The Trustees  meet  periodically throughout the year to oversee each Portfolio's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Regulatory & Oversight Committee, a Governance Committee and a Proxy
Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"). The members of the Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall and
Joseph M. Wikler. The Audit Committee held 5 meetings during the Fund's fiscal period ended January 31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and
(vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

         The members of the Regulatory & Oversight Committee are Robert G. Galli (Chairman), Matthew P. Fink, Phillip A. Griffiths,
Joel W. Motley and Brian F. Wruble. The Regulatory & Oversight Committee held 5 meetings during the Fund's fiscal period ended
January 31, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

         The members of the Governance Committee are, Phillip A. Griffiths (Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr.
and Peter I Wold. The Governance Committee held 5 meetings during the Fund's fiscal period ended January 31, 2006. The Governance
Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's
Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates.
Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of
Oppenheimer Portfolio Series, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person"
as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an
"interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman), Matthew P. Fink and Mary F. Miller. The Proxy
Committee held 1 meeting during the Fund's fiscal period ended January 31, 2006.  The Proxy Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr.  Murphy,  each of the Trustees is an  Independent  Trustee.  All of the Trustees are
also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals                                Oppenheimer International Growth Fund
Oppenheimer AMT-Free New York Municipals                       Oppenheimer International Small Company Fund
Oppenheimer Balanced Fund                                      Oppenheimer International Value Fund
Oppenheimer California Municipal Fund                          Oppenheimer Limited Term California Municipal Fund
Oppenheimer Capital Appreciation Fund                          Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer Discovery Fund                                     Oppenheimer Portfolio Series
Oppenheimer Dividend Growth Fund                               Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                               Oppenheimer Select Value Fund
Oppenheimer Emerging Technologies Fund                         Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                                    OFI Tremont Core Strategies Hedge Fund
Oppenheimer Global Fund                                        OFI Tremont Market Neutral Hedge Fund
Oppenheimer Global Opportunities Fund                          Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Gold & Special Minerals Fund                       Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Growth Fund                                        Oppenheimer U.S. Government Trust
Oppenheimer International Diversified Fund

         In addition to being a director or trustee of each of the Board I Funds,  Messrs.  Galli and Wruble are  directors or trustees of ten other portfolios, and Messrs. Wikler and Wold are trustees of one other portfolio, in the OppenheimerFunds complex.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Wolfgruber, Schadt, Webman, Wong, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg
and Ives who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of May 1, 2006, the
Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of each
Portfolio.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the
Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------
Name,                        Principal Occupation(s) During Past 5 Years;                   Dollar Range    Aggregate Dollar
                                                                                                            Range Of Shares
                                                                                                            Beneficially
                                                                                            of Shares       Owned in Any of
Position(s) Held with Fund,  Other Trusteeships/Directorships Held by Trustee;              Beneficially    the Oppenheimer
Length of Service,           Number of Portfolios in Fund Complex Currently Overseen by     Owned in each   Funds Overseen by
Age                          Trustee                                                        Portfolio       Trustee
---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- -----------------------------------

                                                                                                 As of December 31, 2005

---------------------------- -------------------------------------------------------------- -----------------------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Clayton K. Yeutter,          Director of American Commercial Lines (barge company) (since   None            Over $100,000
Chairman of the Board of     January 2005); Attorney at Hogan & Hartson (law firm) (since
Trustees since 2003,         June 1993); Director of Covanta Holding Corp.
Trustee since 2005           (waste-to-energy company) (since 2002); Director of
Age: 75                      Weyerhaeuser Corp. (1999-April 2004); Director of
                             Caterpillar, Inc. (1993-December 2002); Director of ConAgra
                             Foods (1993-2001); Director of Texas Instruments
                             (1993-2001); Director of FMC Corporation (1993-2001).
                             Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Matthew P. Fink,             Trustee of the  Committee  for Economic  Development  (policy  None            None
Trustee since 2005           research foundation) (since 2005);  Director of ICI Education
Age: 65                      Foundation  (education   foundation)  (since  October  1991);
                             President  of  the  Investment   Company   Institute   (trade
                             association)   (October  1991-June  2004);  Director  of  ICI
                             Mutual  Insurance   Company   (insurance   company)  (October
                             1991-June    2004).    Oversees   38    portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees     None            Over $100,000
Trustee since 2005           48 portfolios in the OppenheimerFunds complex.
Age: 72

---------------------------- -------------------------------------------------------------- --------------- -------------------
-------------------------------------------------------------------------------------------------------------------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International            None             Over $100,000
Trustee since 2005           Affairs (since 2002) and Member (since 1979) of the
Age: 67                      National Academy of Sciences;  Council on Foreign Relations
                             since 2002); Director of GSI Lumonics Inc.
                             (precision medical equipment supplier)(since
                             2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative
                             Group (since 1999); Member of the American Philosophical
                             Society (since 1996); Trustee of Woodward Academy
                             (since 1983); Foreign Associate of Third World
                             Academy of Sciences; Director of the Institute
                             for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999);
                             Provost at Duke University (1983-1991). Oversees
                             38 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)    None              None
Trustee since 2005           (since October 1998); and Senior Vice President and
Age: 63                      General Auditor of American Express Company (financial
                             services company)(July 1998-February 2003). Oversees
                             38 portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Joel W. Motley,              Director of Columbia Equity Financial Corp. (privately-held    None            Over $100,000
Trustee since 2005           financial adviser) (since 2002); Managing Director of
Age: 53                      Carmona Motley, Inc. (privately-held financial adviser)
                             (since January 2002); Managing Director of Carmona Motley
                             Hoffman Inc. (privately-held financial adviser) (January
                             1998-December 2001); Member of the Finance and Budget
                             Committee of the Council on Foreign Relations, the
                             Investment Committee of the Episcopal Church of America, the
                             Investment Committee and Board of Human Rights Watch and the
                             Investment Committee of Historic Hudson Valley. Oversees 38
                             portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Kenneth A. Randall,          Director of Dominion Resources, Inc. (electric utility         None            Over $100,000
Trustee since 2005           holding company) (February 1972-October 2005); Former
Age: 78                      Director of Prime Retail, Inc. (real estate investment
                             trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American
                             Motorists Insurance Company and American Manufacturers
                             Mutual Insurance Company; Former President and Chief
                             Executive Officer of The Conference Board, Inc.
                             (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Russell S. Reynolds, Jr.,    Chairman of The Directorship Search Group, Inc. (corporate     None            Over $100,000
Trustee since 2005           governance consulting and executive recruiting) (since
Age: 74                      1993); Life Trustee of International House (non-profit
                             educational organization); Founder, Chairman and Chief
                             Executive Officer of Russell Reynolds Associates, Inc.
                             (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st
                             Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                             Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Joseph M. Wikler,            Director of the following medical device companies: Medintec   None            $50,001-$100,000
Trustee since 2004           (since 1992) and Cathco (since 1996); Director of Lakes
Age: 65                      Environmental Association (since 1996); Member of the
                             Investment Committee of the Associated Jewish Charities of
                             Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 38 portfolios in the
                             OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Peter I. Wold,               President of Wold Oil Properties, Inc. (oil and gas            None            Over $100,000
Trustee since 2004           exploration and production company) (since 1994); Vice
Age:  58                     President, Secretary and Treasurer of Wold Trona Company,
                             Inc. (soda ash processing and production) (since 1996); Vice
                             President of Wold Talc Company, Inc. (talc mining) (since
                             1999); Managing Member of Hole-in-the-Wall Ranch (cattle
                             ranching) (since 1979); Director and Chairman of the Denver
                             Branch of the Federal Reserve Bank of Kansas City
                             (1993-1999); and Director of PacifiCorp. (electric utility)
                             (1995-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------
---------------------------- -------------------------------------------------------------- --------------- -------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund)         None            Over $100,000
Trustee since 2005           (since September 1995); Director of Special Value
Age: 62                      Opportunities Fund, LLC (registered investment company)
                             (since September 2004); Member of Zurich Financial
                             Investment Advisory Board (insurance) (since October 2004);
                             Board of Governing Trustees of The Jackson Laboratory
                             (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since
                             May 1992); Special Limited Partner of Odyssey Investment
                             Partners, LLC (private equity investment) (January
                             1999-September 2004); Trustee of Research Foundation of AIMR
                             (2000-2002) (investment research, non-profit); Governor,
                             Jerome Levy Economics Institute of Bard College (August
                             1990-September 2001) (economics research); Director of Ray &
                             Berendtson, Inc. (May 2000-April 2002) (executive search
                             firm). Oversees 48 portfolios in the OppenheimerFunds
                             complex.

---------------------------- -------------------------------------------------------------- --------------- -------------------

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy
serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

----------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service;             Number of Portfolios in Fund Complex Currently Overseen by   Owned in each   Funds Overseen
Age                            Trustee                                                      Portfolio       by Trustee
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------

                                                                                                As of December 31, 2005

------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

John V. Murphy,                Chairman, Chief Executive Officer and Director (since June   None            Over $100,000
Trustee since 2005 and         2001) and President (since September 2000) of the Manager;
President and Principal        President and a director or trustee of other Oppenheimer
Executive Officer since 2005   funds; President and Director of Oppenheimer Acquisition
Age: 56                        Corp. ("OAC") (the Manager's parent holding company) and
                               of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                               OppenheimerFunds Distributor, Inc. (subsidiary of the
                               Manager) (since November 2001); Chairman and Director of
                               Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc. (transfer agent subsidiaries of the
                               Manager) (since July 2001); President and Director of
                               OppenheimerFunds Legacy Program (charitable trust program
                               established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc.,
                               Centennial Asset Management Corporation, Trinity
                               Investment Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001), HarbourView Asset
                               Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 1, 2001) and
                               Director (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company (OAC's parent
                               company) (since February 1997); Director of DLB
                               Acquisition Corporation (holding company parent of Babson
                               Capital Management LLC) (since June 1995); Member of the
                               Investment Company Institute's Board of Governors (since
                               October 3, 2003); Chief Operating Officer of the Manager
                               (September 2000-June 2001); President and Trustee of MML
                               Series Investment Fund and MassMutual Select Funds
                               (open-end investment companies) (November 1999-November
                               2001); Director of C.M. Life Insurance Company (September
                               1999-August 2000); President, Chief Executive Officer and
                               Director of MML Bay State Life Insurance Company
                               (September 1999-August 2000); Director of Emerald Isle
                               Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                               86 portfolios in the OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Gillespie, Schadt, Webman, Wolfgruber, Wong and
Zack, and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008, for Messrs. Petersen,
Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an indefinite term or until his or her earlier resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                 Officers of the Portfolio
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Name,                                      Principal occupation(s) during past 5 years
Position(s) Held with Fund,
Length of Service,
Age
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Kurt Wolfgruber                            Executive Vice President of the Manager since March 2003 and Chief Investment
Vice  President  and  Portfolio   Manager  Officer and Director of the Manager since July 2003 of the Manager.  He has
since 2004                                 been Director of HarbourView Asset Management Corporation and of OFI
Age: 54                                    Institutional Asset Management, Inc. since June 2003 and of Tremont Capital
                                           Management, Inc. since October 2001.  He is also an officer of 8 other portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Rudi W. Schadt,                            Vice President, Director of Research in Product Design and Risk
Vice President and Portfolio Manager       Management of the Manager and an officer of 7 portfolios in the
since 2004                                 OppenheimerFunds complex.  Prior to joining the Manager in February
Age: 47                                    2002, he was a Director and Senior Quantitative Analyst from 2000 through 2001 at UBS Asset Management prior to which he was an
                                           Associate Director and Senior Researcher and Portfolio Manager from
                                           June 1997 at State Street Global Advisors.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Jerry Webman                               Senior Vice President of the Manager since February 1996 and a Senior
Vice  President  and  Portfolio   Manager  Investment Officer and Director of the Manager's Fixed Income
since 2004                                 Investments since 1999 and Senior Vice President of HarbourView Asset
Age: 55                                    Management Corporation since May 1999.  He is also an officer of 8 other portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Caleb Wong,                                Vice President of the Manager since June 1999 and has worked in fixed-income
Vice  President  and  Portfolio   Manager  quantitative research and risk management for the Manager since July 1996.  He
since 2004                                 is an officer of 5 other portfolio in the OppenheimerFunds complex.  He was
Age: 39                                    Assistant Vice President of the Manager from January 1997 through June 1999.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Mark S. Vandehey,                          Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief Compliance        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004                         Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age: 55                                    Vice President and Director of Internal Audit of the Manager (1997-February
                                           2004). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Brian W. Wixted,                           Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer since 2004                       Treasurer of the following: HarbourView Asset Management Corporation,
Age: 46                                    Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
                                           Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                           (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                           (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                           2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                           Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                                           May 2000); Assistant Treasurer of the following: OAC (since March
                                           1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                           OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                           Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                           1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Brian Petersen,                            Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer since 2004             Product Accounting of the Manager (November 1998-July 2002). An officer of 86
Age: 35                                    portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Brian C. Szilagyi,                         Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer since 2005             Financial Reporting and Compliance of First Data Corporation (April 2003-July
Age: 36                                    2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March
                                           2003); Director of Mutual Fund Operations at American Data Services, Inc.
                                           (September 2000-May 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Robert G. Zack                             Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2004                       2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                                    December 2001); General Counsel of Centennial Asset Management Corporation
                                           (since December 2001); Senior Vice President and General Counsel of HarbourView
                                           Asset Management Corporation (since December 2001); Secretary and General
                                           Counsel of OAC (since November 2001); Assistant Secretary (since September
                                           1997) and Director (since November 2001) of OppenheimerFunds International Ltd.
                                           and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                           Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                           Asset Management, Inc. (since November 2001); Senior Vice President, General
                                           Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                           Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                           November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                           2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                           Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                           Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                           Acting General Counsel (November 2001-February 2002) and Associate General
                                           Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                           following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                           Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                           International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Kathleen T. Ives                           Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2004             (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 40                                    Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                           Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                           Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                           Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                           1994-October 2003). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Lisa I. Bloomberg,                         Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary since 2004             Vice President (April 2001-April 2004), Associate General Counsel (December
Age: 38                                    2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                           (formerly, PaineWebber Incorporated). An officer of 86 portfolios in the
                                           OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------

Phillip Gillespie                          Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary since 2004             September 2004); Mr. Gillespie held the following positions at Merrill Lynch
Age: 42                                    Investment Management: First Vice President (2001-September 2004); Director
                                           (2000-September 2004) and Vice President (1998-2000). An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------ -------------------

     |X|  Remuneration  of the Officers and Trustees.  The office the interested
Trustee of the Funrs and affiliated with the Manager,  reced,  are salary or fee from the Portfoliosive no Independent Trustees' compensatio. The the Fund, shown below,  is for sern from a Trustee and member of a committving  as  applicable), with  respect  to the ee (if fiscal  year  ended  January  31,  200Fund's  total compensation from the Fund 6. The fund complex represents compensatand including accrued retirement beneion, for serving as a Trustee and membfits, committee (if
applicable)   of  the  er  of  a  of  the  Fund  and  other  funds  in  thBoards
OppenheimerFunds complex during te calendar year ended December 31, he 2005.

                                                                                        Retirement        Estimated
                                                                                        Benefits          Annual                Total Compensation
                                           Aggregate Compensation from Portfolios1      Accrued as        Benefits              from Portfolio and
   Trustee's Name and Other Portfolio                                                   Part of Fund      Upon                  Fund Complex Paid
               Position(s)                                                              Expenses          Retirement(2)         to Directors*

------------------------------------------------------------------------------------------------------------------------ -------------------
     ----------------------------- ------------------------------------------------------ --------------- -------------- -------------------

                                           Fiscal Period Ended January 31, 2006           Fiscal Period                      Year Ended
                                                                                          Ended January                  December 31, 2005
                                                                                             31, 2006

     ----------------------------- ------------------------------------------------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

                                    Conservative    Moderate                   Active
                                                                Aggressive
                                                    Investor     Investor    Allocation
                                   Investor Fund      Fund         Fund         Fund

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Clayton K. Yeutter                $39(3)        $85(3)       $35(3)       $221(3)         None          $86,171          $173,700
     Chairman of the Board

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Matthew P. Fink                    $26            $56          $23         $145           None          $2,641           $61,936
     Proxy Committee Member and
     Regulatory & Oversight
     Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Robert G. Galli
     Regulatory & Oversight             $29            $64          $26         $165           None       $100,824((4))    $264,812((5))
     Committee Chairman

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Phillip A. Griffiths
     Governance Committee
     Chairman and Regulatory &        $34((6))       $74(6)       $30(6)       $192(6)         None          $34,972          $150,760
     Oversight Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Mary F. Miller
     Audit Committee Member and         $24            $53          $21         $136           None          $7,128           $103,254
     Proxy Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Joel W. Motley
     Audit Committee Chairman
     and Regulatory & Oversight       $34((7))       $74(7)       $30(7)       $192(7)         None          $23,945          $150,760
     Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Kenneth A. Randall
     Audit Committee Member and         $30            $66          $27         $171        None((8))        $85,944          $134,080
     Governance Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Russell S. Reynolds, Jr.
     Proxy Committee Chairman
     and Governance Committee           $25            $54          $22         $140           None          $66,602          $108,593
     Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Joseph M. Wikler((9))           $25((10))       $54(10)      $22(10)     $140(10)         None          $13,200       $60,386(1(1))
     Audit Committee Chairman

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Peter I. Wold((9))                 $25            $54          $22         $140           None          $12,727       $60,386(1(2))
     Governance Committee Member

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------
     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

     Brian F. Wruble(1(3))
     Regulatory & Oversight
     Committee Member                   $22            $49          $20         $126           None       $31,332(1(4))    $159,354(1(5))

     ----------------------------- --------------- ------------ ------------ ------------ --------------- -------------- -------------------

1.       "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. The Portfolio Series Fund is composed of four funds: Conservative Investor Fund, Moderate Investor Fund, Growth Investor Fund and Aggressive Investor Fund.
2.       "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a
     Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees."
3.       Amount includes $10 from Conservator Investor Fund, $21 from Moderate Investor Fund, $9 from Aggressive Investor Fund and
     $55 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Yeutter under the "Deferred Compensation
     Plan" described below.
4.       Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
5.       Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31,
     2005) that are not Board I Funds.
6.       Amount includes $34 from Conservative Investor Fund, $74 from Moderate Investor Fund, $30 from Aggressive Investor Fund and
     $192 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Griffiths under the "Deferred
     Compensation Plan" described below.
7.       Amount includes $14 from Conservative Investor Fund, $30 from Moderate Investor Fund, $12 from Aggressive Investor Fund and
     $77 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Motley under the "Deferred Compensation
     Plan" described below.
8.       Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
9.       Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I Funds, including the Fund as of August 17, 2005.
     They had served as Board members of the other 11 Board I Funds, including the Fund prior to that date.
10.      Amount includes $12 from Conservative Investor Fund, $27 from Moderate Investor Fund, $11 from Aggressive Investor Fund and
     $70 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wikler under the "Deferred Compensation
     Plan" described below.
11.      Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31,
     2005) that is not a Board I Fund.
12.      Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005)
     that is not a Board I Fund.
13.      Mr. Wruble was appointed as Trustee of the Board I Funds on October 10, 2005.
14.      Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not
     Board I Funds. Mr. Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
15.      Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31,
     2005) that are not Board I Funds.

         Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired
Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

         |X|  Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

         Major  Shareholders.  As of May 1, 2006,  the only  persons or  entities  who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Portfolio's outstanding shares were:

Conservative Investor Fund

         MG Trust Company Cust,  Stack-On Products Company,  700 17th Street Suite 300, Denver, CO 80202-3531,  which owned 208,583.848
Class N shares (20.94% of the Class N shares then outstanding).

         Orchard Trust Co. Cust, FBO Oppen  RecordkeeperPro,  8515 E. Orchard Rd., Green wood Village,  CO 80111-500,  which owned 180,
400.039 Class N shares (18.11% of the Class N shares then outstanding).

         MLPF&S for the Sole Benefit of its Customers,  Attn Fund Admn, 4800 Deer Lake Dr. East Floor 3,  Jacksonville,  FL 32246-6484,
which owned 126,822.811 Class N shares (12.73% of the Class N shares then outstanding).

         RPSS TR, Ace Hardware Home Cntr of Round,  401K Plan,  Attn.  Rich Hill, 659 Railroad Ave.,  Round Lake, IL 60073-3236,  which owned 77,389.367 Class N shares (7.77% of the Class N shares then outstanding).

         MG Trust  Company  Cust,  Albert  Frei & Sons Inc.  401K,  700 17th  Street  Suite 300,  Denver,  CO  80202-3531,  which owned
64,619.288 Class N shares (6.48% of the Class N shares then outstanding).

         Taynik & Co., C/O Investors Bank & Trust FPG90,  P.O. Box 9130,  Boston,  MA 02117-9130,  which owned 9,038.933 Class Y shares
(98.90% of the Class Y shares then outstanding).

Moderate Investor Fund

         Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood Village, CO 80111-500, which owned 297,
255.801 Class N shares (17.50% of the Class N shares then outstanding).

         NFS LLC FEBO, JP Morgan Chase Bank TRAD CUST, IRA of Mitchell L Bruck, 1500 Copper Run Blvd., Lexington, KY 40514, which owned 86,249.742 Class N shares (5.07% of the Class N share then outstanding).

         Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130, which owned 10,948.652 Class Y shares
(99.09% of the Class Y shares then outstanding).

Aggressive Investor Fund

         Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood Village, CO 80111-500, which owned 222,
856.490 Class N shares (20.93% of the Class N shares then outstanding).

         MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East Floor 3, Jacksonville, FL 32246-6484,
which owned 111,576.473 Class N shares (10.47% of the Class N shares then outstanding).

         Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130, which owned 85,829.117 Class Y shares
(99.88% of the Class Y shares then outstanding).

Active Allocation Fund

         Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood Village, CO 80111-500, which owned 700,
651.718 Class N shares (17.53% of the Class N shares then outstanding).

         Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130,  Boston,  MA 02117-9130,  which owned 53,311.636 Class Y shares
(99.81% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company, a global, diversified insurance and financial services organization.

|X|      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the
Portfolios' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Portfolios and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Portfolios, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference
Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|      Portfolio Proxy Voting.  Each Portfolio is structured as a fund of funds and, as such, will invest assets in certain of the
Underlying Funds.  Accordingly, each Portfolio, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds.  With respect to such shareholder proposals, each Portfolio will vote its shares in each of its Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

         Each of the Underlying Funds will adopt Proxy Voting Policies and Procedures under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying Fund.  Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. The Underlying Fund will retain an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Underlying Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o        Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o        Each Underlying Fund opposes proposals to classify the board of directors.
o        Each Underlying Fund supports proposals to eliminate cumulative voting.
o        Each Underlying Fund opposes re-pricing of stock options without shareholder approval.

o        Each Underlying Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The  Underlying  Fund analyzes  stock option plans,  paying  particular  attention to their dilutive effect. While each Underlying Fund generally supports management  proposals,  it opposes plans it considers to be excessive.

         Each Portfolio, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

         The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Portfolios under the investment advisory agreement. The Manager selects securities for the Portfolios and handles their day-to-day business. The portfolio managers and associate portfolio managers, if any, of the Portfolios are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Portfolios. Other members of the Manager's Equity, Fixed Income and
Global Portfolio Team provide the portfolio managers with counsel and support in managing the Portfolios.

         The investment advisory agreement requires the Manager, at its expense, to provide the Portfolios with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Portfolios. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Portfolios.

         Each of the Portfolios pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Portfolios. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees, if any, and asset allocation fees paid by the Portfolios to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Portfolios as a whole. The fees are allocated to each class of shares based upon the relative proportion of a Portfolio's net assets represented by that class.  The management fee paid by the Portfolios to the Manager for its fiscal period ended January 31, 2006, is listed below.

-------------------------------------------- -------------------------------------------------------------------------

         Fiscal Period ended 01/31                        Management Fee Paid to OppenheimerFunds, Inc.

-------------------------------------------- -------------------------------------------------------------------------
-------------------------------------------- -------------------------------------------------------------------------

                   2006                                                         $0

-------------------------------------------- -------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Portfolios may sustain for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name
"Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the
Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

       Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Rudi W. Schadt, Jerry
Webman, Kurt Wolfgruber and Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the
"Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

  Other Accounts Managed.  In addition to managing the Fund's investment portfolio, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January 31, 2006:

-----------------------------------------------------------------------------------------------------------------
Portfolio Manager        Registered    Total Assets    Other Pooled   Total Assets     Other      Total Assets
                                                                        in Other
                                       in Registered                     Pooled
                         Investment     Investment      Investment     Investment                   in Other
                          Companies      Companies       Vehicles       Vehicles     Accounts       Accounts

                           Managed      Managed(1)        Managed      Managed(1)     Managed     Managed(1,2)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Rudi Schadt                  7                            None                        None
                                           $1,440.8                         None                      None

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Jerry Webman                 4                            None                        None
                                            $932.8                          None                      None

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Kurt Wolfgruber              4                            None                        None
                                            $932.8                          None                      None

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Caleb Wong                   4                            None                        None
                                           $557.15                          None                      None

-----------------------------------------------------------------------------------------------------------------

   1.  In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated  above,  each of the  Portfolio  Managers  also manages  other funds.  Potentially,  at times, those  responsibilities  could conflict with the interests of the Portfolios. That may occur whether the investment strategies of the other funds are the same as, or different from, the  Portfolios'  investment objectives  and  strategies.  For  example  the  Portfolio  Manager  may need to allocate  investment  opportunities  between a  Portfolio  and  another  fund or account  having  similar  objectives  or  strategies,  or he may need to execute transactions  for another fund that could have a negative impact on the value of securities  held by a  Portfolio.  Not all funds  and  accounts  advised  by the
Manager have the same management fee. If the management fee structure of another fund or account is more  advantageous to the Manager than the fee structure of a
Portfolio, the Manager could have an incentive to favor the other fund. However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary  obligations  to treat all of its clients,  including  the  Portfolio, fairly and equitably,  and are designed to preclude the Portfolio  Managers from favoring  one  client  over  another.  It is  possible,  of  course,  that those compliance  procedures  and the Code of Ethics may not always be  adequate to do
so. At  different  times,  the  Portfolio  Managers  may manage  other  funds or accounts with investment  objectives and strategies that are similar to those of a Portfolio,  or may manage funds or accounts  with  investment  objectives  and strategies that are different from those of a Portfolio.

    Compensation of the Portfolio Managers. The Portfolio Managers are employed and  compensated  by the Manager,  not the  Portfolio.  Under the Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating  shareholder  value. As of January 31, 2006, each
Portfolio Manager's  compensation  consisted primarily of three elements: a base salary,  an  annual  discretionary  bonus  and  eligibility  to  participate  in long-term  awards of  options  and  appreciation  rights in regard to the common stock of the Manager's  holding company parent.  Senior  portfolio  managers may also be eligible to participate  in the Manager's  deferred  compensation  plan.
Portfolio  managers who are responsible  for duties as senior  executives of the
Manager may also receive  compensation  for the  performance  of their duties in that  separate  capacity.  The base pay component of each  portfolio  manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio,  reflects any specific competence or specialty of the individual  manager,  and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including a fund's pre-tax  performance for periods of up to five years,  measured against an appropriate Lipper benchmark  selected by management.  The Portfolio Managers do not  receive  additional  compensation  with  respect to the  performance  of
Portfolios.  They are compensated  based on the performance of Underlying Funds.
Other  factors  include  management  quality(such  as  style  consistency,  risk management,  sector coverage,  team leadership and coaching) and  organizational development.  The compensation  structure is intended to be internally equitable and serve to reduce  potential  conflicts of interest  between the Portfolio and other funds managed by the Portfolio  Managers.  The  compensation  structure of certain other portfolios managed by the Portfolio Managers may be different from the  compensation  structure  of the  Underlying  Funds,  described  above.  The
Portfolio  Managers'  compensation  with regard to those  portfolios  may, under certain  circumstances,  include an amount based on the amount of the management fee.

        Ownership of Portfolio Shares.  As of January 31, 2006, each Portfolio Manager beneficially owned shares of the Fund as follows:

                                                                                Shares
                                                                                Beneficially
                                                                                Owned in the
                   Portfolio Manager                                            Fund

-----------------------------------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                   Rudi Schadt                                                    None

                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                                                                                  None
                   Jerry Webman

                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                                                                                  None
                   Kurt Wolfgruber

                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                                                                          $10,001-$50,000
                   Caleb Wong

                  ------------------------------------------------------------------------------------

Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Portfolios. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Portfolio's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers", as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the
Portfolio to obtain, at reasonable expense, the "best execution" of the Portfolio's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio as established by its Board of Trustees.

         Under the investment  advisory  agreement,  in choosing  brokers to execute  portfolio  transactions  for the  Portfolio,  the
Manager may select brokers (other than  affiliates) that provide  brokerage and/or research  services to the Portfolio and/or the other accounts over which the Manager or its affiliates  have  investment  discretion.  The  concessions  paid to those brokers may be higher than  another  qualified  broker  would  charge,  if the  Manager  makes a good faith  determination  that the  concession  is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Portfolio subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Portfolio ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other  accounts  advised by the Manager have  investment  policies  similar to those of a Portfolio.  Those other accounts may purchase or sell the same  securities  as a Portfolio at the same time as a  Portfolio,  which could affect the supply and price of the securities.  If two or more  accounts  advised by the Manager  purchase  the same  security on the same day from the same  dealer,  the transactions  under those  combined  orders are  averaged as to price and  allocated  in  accordance  with the  purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the
Portfolio's shares by (1) directing to that broker or dealer any of the Portfolio's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the Portfolio's shares.

         However, the Rule permits Portfolios to effect brokerage transactions through firms that also sell Portfolio shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the
Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         During the fiscal period ended January 31, 2006, the Fund paid the total brokerage commissions indicated in the chart below.
During the fiscal period ended January 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

------------------------------------------- ---------------------------------------------------------------

      Fiscal Period Ended January 31                Total Brokerage Commissions Paid by the Fund*

------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2006                                                   $0

------------------------------------------- ---------------------------------------------------------------

     *   Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with each of the Portfolios, the Distributor acts as each of the
Portfolio's principal underwriter in the continuous public offering of each Portfolio's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Portfolios' most recent fiscal period ended January 31,
2006, are shown in the tables below.

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

Fiscal Period                    Aggregate         Class A             Concessions on     Concessions on      Concessions on        Concessions on
                                 Front-End Sales
                                 Charges           Front-End Sales     Class A Shares     Class B Shares      Class C Shares        Class N Shares
Ended 1/31:                      on Class A        Charges Retained    Advanced by        Advanced by         Advanced by            Advanced by
                                 Shares            by Distributor(1)   Distributor(2)     Distributor(2)      Distributor(2)         Distributor

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------
--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

     2006        Conservative        $731,578           $202,862            $12,061            $136,823            $106,853            $50,542
                 Investor Fund

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------
--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

     2006          Moderate         $1,936,463          $568,947            $55,377            $563,486            $287,477            $56,539
                 Investor Fund

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------
--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

     2006         Aggressive         $821,446           $265,087            $6,567             $267,793            $103,732            $19,193
                 Investor Fund

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------
--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

     2006           Active          $4,905,946         $1,474,177           $58,097           $1,716,124           $744,303            $127,076
                Allocation Fund

--------------- ---------------- ----------------- ------------------- ------------------ ------------------- ------------------- -------------------

1.   Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.   The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of
     Class B and Class C shares from its own resources at the time of sale.

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

Fiscal Period                                 Class A Contingent      Class B Contingent     Class C Contingent    Class N Contingent
                                                Deferred Sales          Deferred Sales         Deferred Sales        Deferred Sales
                                             Charges Retained by     Charges Retained by    Charges Retained by   Charges Retained by
Ended 1/31:                                      Distributor             Distributor            Distributor           Distributor

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

       2006         Conservative Investor             $0                    $3,193                 $1,819                $1,832
                             Fund

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

       2006         Moderate Investor Fund            $0                   $14,166                 $4,881                $3,554

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

       2006          Aggressive Investor              $0                    $5,572                 $2,126                $5,679
                             Fund

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

       2006         Active Allocation Fund            $0                   $44,078                $16,412                $4,555

------------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------

Distribution and Service Plans. Each Portfolio has adopted a Service Plan for Class A shares and Distribution and Service Plans for
Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans a Portfolio pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(6) cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Portfolio, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Portfolio's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Portfolio's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of
Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a Plan must be approved by  shareholders  of the class  affected by the  amendment.
Because  Class B shares of each  Portfolio  automatically  convert into Class A shares 72 months after  purchase,  the  Portfolio  must obtain  the  approval  of both  Class A and Class B  shareholders  for a  proposed  material  amendment  to the Class A Plan that would materially  increase  payments under the Plan. That approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each Class, voting separately by class.

         While the Plans are in effect,  the Treasurer of each Portfolio  shall provide  separate  written  reports on the plans to the
Board of Trustees at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the Plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Portfolio shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|      Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the
Portfolio to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Portfolio, assisting in establishing and maintaining accounts in the Portfolio, making the Portfolio's investment plans available and providing other services at the request of the Portfolio or the Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares.  The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

For the fiscal period ended January 31, 2006 payments under the Class A plan totaled $43,617 for Conservative Investor Fund, $89,171 for Moderate Investor Fund, $34,064 for Aggressive Investor Fund and $228,321 for Active Allocation Fund all of which was paid by the
Distributor to recipients, and included $843, $2,569, $887 and $4,744, respectively, paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.  The Distributor may not use payments received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N Distribution and Service Plan Fees. Under each Plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Portfolios under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class
C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares.
The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class
N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  Each Portfolio pays the asset-based sales charges to the  Distributor  for its  services  rendered in  distributing  Class B, Class C and Class N shares.  The  payments  are made to the
Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares,
o        bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to  adequately  compensate  dealers that sell Class B, Class C and Class N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives  payments  under  the  plans  consistent  with  the  service  fees  and  asset-based  sales  charges  paid  by  other non-proprietary funds that charge 12b-1 fees,
o        may use the payments  under the plan to include a Portfolio in various  third-party  distribution  programs  that may increase sales of a Portfolios shares,
o        may experience  increased  difficulty  selling a Portfolio's  shares if payments under the plan are discontinued  because most competitor  funds have plans that pay  dealers  for  rendering  distribution  services  as much or more than the  amounts currently being paid by the Portfolio, and
o        may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution  sales  efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The  Distributor's  actual  expenses in selling  Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from each Portfolio under the plans. If either the Class
B, Class C or Class N plan were to be terminated by the Portfolio,  the Board of Trustees may allow the Portfolio to continue  payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------

             Distribution and Service Fees Paid to the Distributor for the Fiscal Period Ended 1/31/06

--------------------------------------------------------------------------------------------------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

      Class:          Total Payments Under      Amount Retained by        Distributor's          Distributor's
                                                                            Aggregate        Unreimbursed Expenses
                                                                          Unreimbursed       as % of Net Assets of
                              Plan                  Distributor        Expenses Under Plan           Class

------------------- ------------------------- ------------------------ -------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------

Conservative Investor Fund

--------------------------------------------------------------------------------------------------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class B Plan             $32,998                   $22,876               $103,594                 1.13%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class C Plan             $62,739                   $32,103               $127,362                 0.67%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class N Plan              $9,122                   $5,001                $126,713                 1.67%

------------------- ------------------------- ------------------------ -------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------

Moderate Investor Fund

--------------------------------------------------------------------------------------------------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class B Plan             $127,405                  $88,102               $536,339                 1.45%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class C Plan             $160,182                  $83,020               $358,188                 0.75%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class N Plan             $17,032                   $9,231                $112,008                 0.92%

------------------- ------------------------- ------------------------ -------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------

Aggressive Investor Fund

--------------------------------------------------------------------------------------------------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class B Plan             $57,776                   $39,516               $262,957                 1.38%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class C Plan             $50,173                   $22,371               $142,362                 0.71%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class N Plan              $7,028                   $3,657                 $36,299                 0.65%

------------------- ------------------------- ------------------------ -------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------

Active Allocation Fund

--------------------------------------------------------------------------------------------------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class B Plan             $379,747                 $261,467              $1,607,656                1.39%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class C Plan             $374,213                 $186,986               $932,769                 0.74%

------------------- ------------------------- ------------------------ -------------------- ------------------------
------------------- ------------------------- ------------------------ -------------------- ------------------------

   Class N Plan             $37,490                   $19,171               $317,511                 1.12%

------------------- ------------------------- ------------------------ -------------------- ------------------------

         All payments under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the Conduct Rules of the
NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Portfolios, or by an investor buying or selling shares of the Portfolios may include:

o        depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales commissions (see "About Your Account" in the Prospectus);
o        ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates;
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the
              Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
                  Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the
Portfolios or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Portfolios or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Portfolios, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of securities by the Portfolios or other Oppenheimer funds, a financial intermediary's sales of shares of the
Portfolios or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Portfolios or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the Portfolios or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

o        program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies'
              variable annuity or variable life insurance products;

o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the
Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the
Manager or Distributor for marketing or program support:

---------------------------------------------------------- ----------------------------------------------------------

Advantage Capital Corp./Financial Services Corp.           Advest, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Aegon USA                                                  Aetna Retirement Services, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

A.G. Edwards & Sons, Inc.                                  AIG Life

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Allianz Life Insurance Company                             Allmerica Financial Life Insurance and Annuity Co.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Allstate Financial Advisors                                American Enterprise Life Insurance

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

American General Securities, Inc.                          American General Annuity

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Ameriprise Financial Services, Inc.                        American Portfolio Financial Services, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Ameritas Life Insurance Corporation                        Annuity Investors Life

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Associated Securities                                      AXA Advisors

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Banc One Securities Corp.                                  BNY Investment Center, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Cadaret Grant & Co. Inc.                                   Charles Schwab - Great West Life

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Chase Investment Services Corp.                            CitiCorp Investment Services, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Citigroup Global Markets, Inc. (SSB)                       CitiStreet

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Citizens Bank of Rhode Island                              CJM Planning Corp.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Columbus Life Insurance Company                            Commonwealth Financial Network

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

CUNA Brokerage Services, Inc.                              CUSO Financial Services, L.P.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Federal Kemper Life Assurance Company                      Financial Network (ING)

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

First Global Capital                                       GE Financial Assurance - GE Life & Annuity

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Glenbrook Life and Annuity Co.                             Hartford

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

HD Vest                                                    HSBC Brokerage (USA) Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

ING Financial Advisers                                     ING Financial Partners

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Jefferson Pilot Life Insurance Company                     Jefferson Pilot Securities Corp.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

John Hancock Life Insurance Co.                            Kemper Investors Life Insurance Co.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Legend Equities Corp.                                      Legg Mason

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Lincoln Benefit Life                                       Lincoln Financial

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Lincoln Investment Planning, Inc.                          Lincoln National Life

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Linsco Private Ledger                                      MassMutual Financial Group and affiliates

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

McDonald Investments, Inc.                                 Merrill Lynch & Co. and affiliates

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

MetLife and affiliates                                     Minnesota Life Insurance Company

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Mony Life Insurance Co.                                    Morgan Stanley Dean Witter, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Multi-Financial (ING)                                      Mutual Service Corporation

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

National Planning Holdings, Inc.                           Nationwide and affiliates

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

NFP                                                        New York Life Securities, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Park Avenue Securities LLC                                 PFS Investments, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Prime Capital Services, Inc.                               Primevest Financial Services, Inc. (ING)

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Protective Life Insurance Co.                              Prudential Investment Management Services LLC

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Raymond James & Associates                                 Raymond James Financial Services

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

RBC Dain Rauscher Inc.                                     Royal Alliance

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Securities America Inc.                                    Security Benefit Life Insurance Co.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Sentra Securities                                          Signator Investments

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Sun Life Assurance Company of Canada                       SunAmerica Securities, Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

SunTrust Securities                                        Thrivent

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Travelers Life & Annuity Co., Inc.                         UBS Financial Services Inc.

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Union Central Life Insurance Company                       United Planners

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Valic Financial Advisors, Inc.                             Wachovia Securities LLC

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Walnut Street Securities (Met Life Network)                Waterstone Financial Group

---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------

Wells Fargo Investments, LLC

---------------------------------------------------------- ----------------------------------------------------------

         For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the
Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

---------------------------------------------------------- ------------------------------------------------------

ABN AMRO Financial Services Inc.                           ACS HR Solutions LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Administrative Management Group                            ADP Broker/Dealer Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Aetna Financial Services                                   Alliance Benefit Group

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

American Stock Transfer & Trust Co                         Ameriprise Financial Services, Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Baden Retirement Plan Services LLC                         Banc One Securities Corp.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

BCG Securities                                             Benefit Administration Company LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Benefit Administration Inc.                                Benefit Plans Administrative Services

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Benetech Inc.                                              Bisys Retirement Services

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Boston Financial Data Services Inc.                        Ceridian Retirement Plan Services

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Charles Schwab & Co Inc.                                   Charles Schwab Trust Company

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Circle Trust Company                                       Citigroup Global Markets Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

CitiStreet                                                 City National Bank

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Columbia Funds Distributor Inc.                            CPI Qualified Plan Consultants Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Daily Access.Com Inc.                                      Digital Retirement Solutions

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

DST Systems Inc.                                           Dyatech LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Edgewood/Federated Investments                             ERISA Administrative Services Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Expert Plan Inc.                                           FASCorp

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

FBD Consulting Inc.                                        Fidelity Institutional Operations Co.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Fidelity Investments                                       First National Bank of Omaha

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

First Trust Corp.                                          First Trust-Datalynx

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Franklin Templeton                                         Geller Group LTD

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

GoldK Inc.                                                 Great West Life & Annuity Ins Co.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Hartford Life Insurance Co                                 Hewitt Associates LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

ICMA-RC Services LLC                                       Independent Plan Coordinators Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

ING                                                        Ingham Group

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Interactive Retirement Systems                             Invesco Retirement Plans

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Invesmart                                                  InWest Pension Management

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

John Hancock Life Insurance Co.                            JPMorgan Chase & Co

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

JPMorgan Chase Bank                                        July Business Services

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Kaufman & Goble                                            Leggette & Company Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Lincoln National Life                                      MassMutual Financial Group and affiliates

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Matrix Settlement & Clearance Services                     Mellon HR Solutions

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Mercer HR Services                                         Merrill Lynch & Co., Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Metavante 401(k) Services                                  Metlife Securities Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

MFS Investment Management                                  Mid Atlantic Capital Corp.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Milliman Inc.                                              Morgan Stanley Dean Witter Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

National City Bank                                         National Financial Services Corp.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Nationwide Investment Service Corp.                        New York Life Investment Management

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Northeast Retirement Services                              Northwest Plan Services Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Pension Administration and Consulting                      PFPC Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Plan Administrators Inc.                                   PlanMember Services Corporation

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Princeton Retirement Group Inc.                            Principal Life Insurance Co

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Programs for Benefit Plans Inc.                            Prudential Retirement Insurance & Annuity Co.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Prudential Retirement Services                             PSMI Group

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Putnam Investments                                         Quads Trust Company

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

RSM McGladrey Retirement Resources                         SAFECO

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Standard Insurance Co                                      Stanley Hunt DuPree Rhine

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Stanton Group Inc.                                         State Street Bank & Trust

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Strong Capital Management Inc.                             Symetra Investment Services Inc.

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

T Rowe Price Associates                                    Taylor Perky & Parker LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Texas Pension Consultants                                  The 401(K) Company

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

The Chicago Trust Company                                  The Retirement Plan Company LLC

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

The Vanguard Group                                         TruSource

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Unified Fund Services Inc.                                 Union Bank & Trust Co. (Nebraska)

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

USI Consulting Group (CT)                                  Valic Retirement Services Co

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Wachovia Bank NA                                           Web401k.com

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

Wells Fargo Bank NA                                        Wilmington Trust Company

---------------------------------------------------------- ------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------

WySTAR Global Retirement Solutions

---------------------------------------------------------- ------------------------------------------------------

Performance of the Portfolios

Explanation of Performance Terminology.  The Portfolios use a variety of terms to illustrate their investment performance.  Those terms include  "cumulative  total return,"  "average annual total return," "average annual total return at net asset value" and "total return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  You can obtain  current  performance information by calling the  Portfolio's  Transfer  Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

         Each  Portfolio's  illustrations  of its  performance  data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any  advertisement by a Portfolio of its  performance  data must include the average  annual total returns for the  advertised  class of shares of the  Portfolio.  Those returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less)  ending as of the most  recently  ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations enables an investor to compare a Portfolio's  performance to the performance of other  funds  for the same  periods.  However,  a number of  factors  should  be  considered  before  using a  Portfolio's  performance information as a basis for comparison with other investments:

o        Total returns  measure the  performance  of a  hypothetical  account in a Portfolio  over various  periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model performance data if your dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
o        A Portfolio's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in a Portfolio is not insured by the FDIC or any other government agency.
o        The principal  value of a Portfolio's  shares,  and total returns are not  guaranteed  and normally will  fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total  returns  for any given  past  period  represent  historical  performance  information  and are not,  and  should not be considered, a prediction of future returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is  because of the  different  kinds of  expenses  each class  bears.  The total  returns of each class of shares of a
Portfolio are affected by market conditions,  the quality of a Portfolio's  investments,  the maturity of those investments,  the types of investments a Portfolio holds, and its operating expenses that are allocated to the particular class.

         |X|      Total Return Information.  There are different types of "total returns" to measure a Portfolio's  performance.  Total return is the change in value of a  hypothetical  investment  in a Portfolio  over a given  period,  assuming  that all  dividends  and capital gains  distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual year-by-year  performance.  A Portfolio uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current maximum sales charge of 5.75%-equity  funds (as a percentage of the offering  price) is deducted  from the initial  investment  ("P" in the formula  below)  (unless the return is shown  without sales charge, as described below). For Class B shares,  payment of the applicable  contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0%
in the fifth year,  1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1.0%  contingent  deferred  sales  charge is deducted for returns for the one-year  period.  For Class N shares,  the 1.0% contingent  deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable.

o        Average Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded rate of return for each year in a  specified  number  of  years.  It is the rate of return  based on the  change  in value of a  hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     Average Annual Total Return
  P

o        Average Annual Total Return (After Taxes on  Distributions).  The "average annual total return (after taxes on distributions)"
of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted to show the effect of federal taxes  (calculated  using the highest  individual  marginal  federal  income tax rates in effect on any  reinvestment date) on any  distributions  made by a Portfolio during the specified  period. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value  ("ATVD" in the  formula) of that  investment,  after taking into account the effect of taxes on Portfolio  distributions, but not on the redemption of Portfolio shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o        Average Annual Total Return (After Taxes on Distributions and  Redemptions).  The "average annual total return (after taxes on distributions  and  redemptions)" of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by a Portfolio during the specified period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest  federal  individual  capital  gains tax rate in effect on the redemption  date)  resulting from the  redemption of the shares at the end of the period.  It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending  value  ("ATVDR" in the  formula) of that  investment,  after  taking into  account the effect of taxes on  Portfolio distributions and on the redemption of Portfolio shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemption)
  P

o        Cumulative Total Return. The "cumulative total return" calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o        Total  Returns at Net Asset  Value.  From time to time a Portfolio  may also quote a  cumulative  or an average  annual  total return "at net asset  value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares.  Each is based on the  difference in net asset value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without considering  front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------------------

                   The Fund's Total Returns for the Periods Ended 1/31/06

---------------------------------------------------------------------------------------------
-------------- ------------------------- ----------------------------------------------------

Class      of      Cumulative Total                 Average Annual Total Returns
                 Returns (10 years or
Shares              life-of-class)

-------------- ------------------------- ----------------------------------------------------
-------------- ------------------------- ------------------------- --------------------------

                                                  1-Year                    5-Years
                                                                     (or life of class if
                                                                             less)

-------------- ------------------------- ------------------------- --------------------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

                  After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales     Sales Charge
                 Charge       Charge       Charge       Charge       Charge

-------------- ------------ ------------ ------------ ------------ ------------ -------------
---------------------------------------------------------------------------------------------

Conservative Investor Fund

---------------------------------------------------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class A(1)        0.99%        7.15%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class B(2)        1.44%        6.44%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class C(3)        5.37%        6.37%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class N(4)        5.98%        6.98%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class Y(5)        7.34%        7.34%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
---------------------------------------------------------------------------------------------

Moderate Investor Fund

---------------------------------------------------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class A(1)        3.28%        9.58%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class B(2)        3.90%        8.90%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class C(3)        7.82%        8.82%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class N(4)        8.35%        9.35%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class Y(5)        9.79%        9.79%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
---------------------------------------------------------------------------------------------

Aggressive Investor Fund

---------------------------------------------------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class A(1)       10.71%       17.46%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class B(2)       11.70%       16.70%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class C(3)       15.64%       16.64%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class N(4)       16.34%       17.34%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class Y(5)       17.69%       17.69%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
---------------------------------------------------------------------------------------------

Active Allocation Fund

---------------------------------------------------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class A(1)        6.79%       13.31%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class B(2)        7.72%       12.72%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class C(3)       11.66%       12.66%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class N(4)       12.18%       13.18%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------
-------------- ------------ ------------ ------------ ------------ ------------ -------------

Class Y(5)       13.72%       13.72%         N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ -------------

--------------------------------------------------------------------------------------------

           Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                               For the Periods Ended 1/31/06

--------------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------------

                                                 1-Year         5-Years (or life of class
                                                                         if less)

------------------------------------------ ------------------- -----------------------------
--------------------------------------------------------------------------------------------

Conservative Investor Fund

--------------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions                     0.38%                     N/A

------------------------------------------ ------------------- -----------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions and                 0.64%                     N/A
Redemption of Fund Shares

------------------------------------------ ------------------- -----------------------------
--------------------------------------------------------------------------------------------

Moderate Investor Fund

--------------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions                     2.69%                     N/A

------------------------------------------ ------------------- -----------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions and                 2.12%                     N/A
Redemption of Fund Shares

------------------------------------------ ------------------- -----------------------------
--------------------------------------------------------------------------------------------

Aggressive Investor Fund

--------------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions                     10.23%                    N/A

------------------------------------------ ------------------- -----------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions and                 6.95%                     N/A
Redemption of Fund Shares

------------------------------------------ ------------------- -----------------------------
--------------------------------------------------------------------------------------------

Active Allocation Fund

--------------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions                     6.03%                     N/A

------------------------------------------ ------------------- -----------------------------
------------------------------------------ ------------------- -----------------------------

After Taxes on Distributions and                 4.39%                     N/A
Redemption of Fund Shares

------------------------------------------ ------------------- -----------------------------

1.       Inception of Class A for each Portfolio: 04/05/05.
2.       Inception of Class B for each Portfolio: 04/05/05.
3.       Inception of Class C for each Portfolio: 04/05/05.
4.       Inception of Class N for each Portfolio: 04/05/05.
5.       Inception of Class Y for each Portfolio: 04/05/05.

Other Performance  Comparisons.  Each Portfolio compares its performance annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. A Portfolio may also compare its  performance  to that of other  investments,  including  other mutual funds, or use rankings of its performance by independent  ranking entities.  Examples of these  performance  comparisons are set forth below.

         |X|      Lipper  Rankings.  From time to time a Portfolio may publish the ranking of the  performance of its classes of shares by Lipper, Inc. ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service. Lipper monitors the performance of regulated  investment  companies,  including the Portfolios,  and ranks their performance for various periods in categories based on investment  styles.  The Lipper  performance  rankings  are based on total  returns  that  include  the  reinvestment  of capital  gain distributions  and income  dividends  but do not take sales charges or taxes into  consideration.  Lipper also  publishes  "peer-group"
indices of the  performance  of all mutual  funds in a category  that it  monitors  and  averages  of the  performance  of the funds in particular categories.

|X|      Morningstar  Ratings.  From time to time a Portfolio may publish the star rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund  monitoring  service.  Morningstar  rates mutual funds in their  specialized  market sector. The Portfolios are not yet rated.

         Morningstar  proprietary star ratings reflect historical  risk-adjusted total investment return. For each fund with at least a three-year  history,  Morningstar  calculates a Morningstar Rating(TM)based on a Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including  the effects of sales charges,  loads,  and redemption  fees),  placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category  receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is counted as a fraction  of one fund within this scale and rated  separately,  which may cause  slight  variations  in the distribution  percentages.)  The Overall  Morningstar  Rating for a fund is derived from a weighted average of the performance  figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X|      Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time a Portfolio may include in its  advertisements  and sales literature  performance  information about a Portfolio cited in newspapers and other periodicals such as The New York  Times,  The Wall  Street  Journal,  Barron's,  or similar  publications.  That  information  may  include  performance quotations from other sources,  including  Lipper and Morningstar.  The performance of a Portfolio's  classes of shares may be compared in  publications  to the  performance of various  market  indices or other  investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare the  returns on a  Portfolio's  share  classes to the return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time  deposits,  and various  other  instruments  such as Treasury  bills.  However,  a
Portfolio's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time,  a  Portfolio  may  publish  rankings or ratings of the  Manager or  Transfer  Agent,  and of the  investor services  provided  by them to  shareholders  of the  Oppenheimer  funds,  other than  performance  rankings of the  Oppenheimer  funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those  provided by other mutual fund  families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service itself,  using its research or judgment,  or based upon surveys of investors,  brokers,  shareholders or others.

         From time to time a Portfolio  may include in its  advertisements  and sales  literature  the total  return  performance  of a hypothetical  investment  account that includes shares of a Portfolio and other Oppenheimer  funds. The combined account may be part of an illustration of an asset allocation model or similar  presentation.  The account performance may combine total return performance of a Portfolio and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, a
Portfolio's  advertisements  and sales  literature may include,  for  illustrative or comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of a Portfolio.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information  is  presented  below about the methods that can be used to buy shares of the  Portfolios.  Appendix C contains more information about the special sales charge  arrangements  offered by the Portfolios,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase  shares of a Portfolio,  your  ownership  interest in the shares in the Portfolio will be recorded as a book entry on the records of the Portfolio. The Portfolio will not issue or re-register physical share certificates.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $50 and shareholders must invest at least
$500 before an Asset  Builder Plan  (described  below) can be  established  on a new  account.  Shares will be purchased on the regular business day the  Distributor  is instructed to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares  purchased  with the proceeds of ACH  transfers on the business day a Portfolio  receives  Federal Funds for the purchase  through the ACH system  before the close of the New York Stock  Exchange (the  "NYSE").  The NYSE normally  closes at
4:00 P.M.,  but may close earlier on certain  days.  If Federal  Funds are received on a business day after the close of the NYSE,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business  day.  The proceeds of ACH  transfers  are normally  received by a Portfolio  three days after the transfers are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the  Portfolios  are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other  circumstances  described in Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Core Bond Fund                                    Oppenheimer Main Street Small Cap Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer California Municipal Fund                         Oppenheimer MidCap Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Capital Income Fund                               Oppenheimer Pennsylvania Municipal Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Discovery Fund                                    Oppenheimer Quest Balanced Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Dividend Growth Fund                              Oppenheimer Quest Capital Value Fund, Inc.

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Opportunity Value Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Value Fund, Inc.
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Asset Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Global Fund                                       Oppenheimer Real Estate Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Select Value Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Growth Fund                                       Oppenheimer Senior Floating Rate Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer High Yield Fund                                   Oppenheimer Small- & Mid- Cap Value Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer International Bond Fund                           Oppenheimer Strategic Income Fund
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer International Diversified Fund                    Oppenheimer U.S. Government Trust

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer International Growth Fund                         Oppenheimer Value Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer International Small Company Fund                  Limited-Term New York Municipal Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer International Value Fund                          Rochester Fund Municipals

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Limited Term California Municipal Fund            Oppenheimer Portfolio Series:

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

Oppenheimer Limited-Term Government Fund                          Active Allocation Fund
                                                                  Aggressive Investor Fund
                                                                  Conservative Investor Fund
                                                                  Moderate Investor Fund

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
And the following money market funds:
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Centennial Government Trust
------------------------------------------------------------- -----------------------------------------------------------

         There is an initial sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market funds.  Under certain  circumstances  described in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class
A shares if you purchase Class A, Class B or Class C shares of a Portfolio or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class
A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of
Class A, Class B and Class C shares of a Portfolio and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by a Portfolio, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

         The  Transfer  Agent will not hold shares in escrow for  purchases  of shares of a Portfolio  and other  Oppenheimer  funds by
OppenheimerFunds  prototype  401(k)  plans  under a  Letter.  If the  intended  purchase  amount  under  a  Letter  entered  into by an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any  purchase  orders for the  investor  during the Letter  period.  All of such  purchases  must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Portfolio equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.
If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter)
include:

(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
                  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of a Portfolio, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application.
Neither the Distributor, the Transfer Agent nor the Portfolio shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase  shares of the  Portfolio  without sales charges or at reduced sales charge rates,  as described in an Appendix to this SAI.  Certain  special sales charge  arrangements  are maintained on a daily  valuation  basis by Merrill Lynch Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contact or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor  signed the Merrill Lynch record keeping  service agreement the plan has less than $1 million in assets  invested in applicable  investments  (other than assets invested in money market funds),  than the retirement  plan may purchase only Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the  Merrill  Lynch  record  keeping  service  agreement  the plan has $1  million or more in assets but less than $5 million in assets invested in applicable  investments  (other than assets  invested in Class N shares of the  Oppenheimer  funds. If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has $5 million or more in assets  invested in applicable investments  (other than assets  invested in money market  funds),  then the  retirement  plan may purchase  only Class A shares of the
Oppenheimer funds.

         OppenheimerFunds  has entered into  arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record  keeping and account  servicing  functions  that it performs  on behalf of the  participant  level  accounts of a retirement  plan.  While such  compensation  may act to reduce the record keeping fees charged by the retirement  plan's record keeper, that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for a Portfolio's  shares (for example,  when a purchase check is returned to a Portfolio  unpaid)  causes a loss to be incurred  when the net asset values of a Portfolio's  shares on the  cancellation date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied by the number of shares in the purchase  order.  The investor is  responsible  for that loss.  If the  investor  fails to  compensate a
Portfolio for the loss,  the  Distributor  will do so. A Portfolio may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Portfolio or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the  Portfolios  represent an interest in the same portfolio of investments of a Portfolio.
However,  each class has different  shareholder  privileges and features.  The net income  attributable  to Class B, Class C or Class N shares and the dividends  payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses  borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of different  classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares, and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales  charge.  While Class B, Class C and
Class N shares have no initial sales charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B, Class
C and Class N shares is the same as that of the initial sales charge on Class A shares - to  compensate  the  Distributor  and brokers, dealers and financial  institutions that sell shares of a Portfolio.  A salesperson who is entitled to receive compensation from his or her firm for selling  Portfolio  shares may  receive  different  levels of  compensation  for  selling one class of shares  rather than another.

         The  Distributor  will not accept a purchase  order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         Class A Shares Subject to a Contingent  Deferred  Sales Charge.  For purchases of Class A shares at net asset value whether or not  subject  to a  contingent  deferred  sales  charge  as  described  in the  Prospectus,  no sales  concessions  will be paid to the broker-dealer of record,  as described in the Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer funds are also offered as investment options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an  investment  option under that plan.  Additionally,  that  concession  will not be paid on purchases of Class A shares by a retirement  plan made with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than
18 months.

         |X|      Class B  Conversion.  Under current  interpretations  of applicable  federal  income tax law by the Internal  Revenue
Service,  the  conversion  of Class B shares to Class A shares 72 months  after  purchase  is not  treated  as a taxable  event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension  remained in effect.  Although Class B shares could then be exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|      Availability of Class N Shares.  In addition to the  description of the types of retirement  plans which may purchase
Class N shares contained in the Prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as  defined  in  Appendix C to this SAI) which have  entered  into a special  agreement  with the

                  Distributor for that purpose,
o        to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the Internal  Revenue Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans  invested in the  Oppenheimer  funds is
                  $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o        to certain  customers of  broker-dealers  and  financial  advisors  that are  identified  in a special  agreement  between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales  concession  and the advance of the service  fee, as  described  in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year
                  (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

|X|      Allocation of Expenses. A Portfolio pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of a Portfolio's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of a Portfolio's  share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The allocation is based on the percentage of a Portfolio's  total assets that is represented by the assets of each class, and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Portfolio Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Portfolio account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such Portfolio account in September.

         Listed below are certain cases in which the Portfolios have elected, in their discretion, not to assess the Portfolio
Account Fees.  These exceptions are subject to change:
o        A Portfolio account whose shares were acquired after September 30th of the prior year;
o        A Portfolio account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
                  However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDocs Direct;
o        A Portfolio account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance
                  Retirement Plan programs; and
o        A Portfolio account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the Service Center on our website at
www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

         The Portfolio reserves the authority to modify Portfolio Account Fees in its discretion.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the  Portfolios are determined as of the  close of  business  of the NYSE on each day that the NYSE is  open.  The  calculation  is done by  dividing  the  value of a
Portfolio's  net assets  attributable to a class by the number of shares of that class that are  outstanding.  The NYSE normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before a U.S. holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than NYSE  members may conduct  trading in certain  securities  on days on which the NYSE is closed  (including weekends and holidays) or after 4:00 P.M. on a regular  business day.  Because a Portfolio's net asset values will not be calculated on those days, a Portfolio's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and over-the-counter  markets normally is completed before the close of the NYSE.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those securities are determined,  but before the close of the NYSE, will not be reflected in the Portfolio's  calculation of its net asset  values  that day  unless  the  Manager  determines  that the event is likely  to  effect a  material  change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable,  may establish a valuation,  under procedures  established  by the Board and subject to the  approval,  ratification  and  confirmation  by the Board at its next  ensuing meeting.

|X|      Securities  Valuation.  The Fund's Board of Trustees has  established  procedures  for the valuation of an  Underlying  Fund's securities. In general those procedures are as follows:
Equity securities traded on a U.S. securities exchange or on NASDAQ(R)are valued as follows:
(1)      if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or

(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price preceding the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the  valuation  date or, if not,  at the closing "bid" price on the valuation date.
              Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the Manager from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
              Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between the
"bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

              The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of
                      60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities  (including  restricted  securities)  not  having  readily-available  market  quotations  are  valued at fair value determined  under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government  securities,  mortgage-backed  securities,  corporate bonds and foreign government  securities, when last sale  information is not generally  available,  the Manager may use pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other special factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable  are used to value  foreign  currency,  including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts,  calls, and futures are valued at the last sale price on the principal  exchange on which they are traded or on NASDAQ(R), as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on NASDAQ(R)on the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on NASDAQ(R)on the  valuation  date.  If the put,  call or future is not traded on an exchange or on NASDAQ(R),  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         If a Portfolio  writes an option,  an amount equal to the premium  received is included in a  Portfolio's  Statement of Assets and Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")
to reflect the current market value of the option.  In  determining a Portfolio's  gain on  investments,  if a call or put written by a
Portfolio is  exercised,  the  proceeds  are  increased by the premium  received.  If a call or put written by a Portfolio  expires,  a
Portfolio has a gain in the amount of the premium.  If a Portfolio enters into a closing purchase  transaction,  it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing  transaction.  If a Portfolio exercises a put it holds,  the amount the Portfolio  receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Portfolio.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the  Portfolio's custodian  bank is not open for business on a day when the Portfolio  would  normally  authorize the wire to be made,  which is usually the Portfolio's  next regular business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank business day on which the Portfolio is open for business.  No dividends  will be paid on the proceeds of redeemed  shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash.  However,  under certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of a Portfolio to make payment of a redemption  order wholly or partly in cash.  In that case, a Portfolio may pay the redemption  proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of a Portfolio, in lieu of cash.

         Each Portfolio has elected to be governed by Rule 18f-1 under the Investment  Company Act. Under that rule,  each Portfolio is obligated  to redeem  shares  solely in cash up to the lesser of  $250,000 or 1% of the net assets of the  Portfolio  during any 90-day period for any one  shareholder.  If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage or other costs in selling the  securities  for cash.  Each  Portfolio  will value  securities  used to pay  redemptions in kind using the same method the
Portfolio uses to value its portfolio  securities  described above under  "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such shares has fallen  below the stated minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the imposition of the Class B, Class C and Class N contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions  From  Retirement  Plans.  Requests  for  distributions  from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,
403(b)(7)  custodial  plans,  401(k)  plans or pension or  profit-sharing  plans  should be  addressed  to  "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the  Transfer  Agent at its address  listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this SAI. The request must:

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and a Portfolio's other redemption requirements.

         Participants  (other than  self-employed  plan sponsors) in  OppenheimerFunds-sponsored  pension or profit-sharing  plans with shares of the Portfolio held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Portfolios,  the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a distribution satisfies the  conditions of  applicable  tax laws and will not be  responsible  for any tax  penalties  assessed in connection  with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the  Portfolios'  agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor  receives a repurchase order from a dealer or broker after the close of the NYSE on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day
(normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of a Portfolio  valued at $5,000 or more can authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  account   application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the account  application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The  Portfolios  cannot  guarantee  receipt of a payment on the date  requested.  The  Portfolios  reserve the right to amend, suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional Class A share purchases while  participating  in an Automatic  Withdrawal
Plan. Class B, Class C and Class N shareholders should not establish automatic  withdrawal plans,  because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N contingent  deferred sales charge is waived as described in Appendix C to this SAI).

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans,  as stated  below.  These  provisions  may be amended  from time to time by the  Portfolios  and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.

|X|      Automatic  Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of a
Portfolio for shares (of the same class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan.  The minimum  amount that may be  exchanged  to each other fund account is $50.  Instructions should be provided on the  OppenheimerFunds  Application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this SAI.

|X|      Automatic  Withdrawal  Plans.  Portfolio  shares will be redeemed as necessary to meet  withdrawal  payments.  Shares acquired without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder")  who executed the Plan  authorization  and application  submitted to the Transfer  Agent.  Neither the Portfolios nor the
Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of a Portfolio  purchased for and held under the Plan, but the
Transfer  Agent will credit all such shares to the account of the  Planholder  on the records of a  Portfolio.  Any share  certificates held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the certificate may be held under the Plan.

         For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital  gains must be  reinvested  in shares of a
Portfolio,  which will be done at net asset value without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The Planholder  should allow at least two weeks' time after mailing such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance with the  requirements  of the  then-current  Prospectus of the Portfolios.  In that case, the Transfer Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the
Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer  Agent.  The Portfolio may also give  directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Portfolio,  shares that have not been  redeemed  will be held in  uncertificated  form in the name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer  agent for the  Portfolios,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single class without a class designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
                                                              -------------------------------------------------------
     Centennial California Tax Exempt Trust                    Centennial New York Tax Exempt Trust
                                                              -------------------------------------------------------
     -------------------------------------------------------- -------------------------------------------------------
     Centennial Government Trust                               Centennial Tax Exempt Trust
     -------------------------------------------------------- -------------------------------------------------------
     -------------------------------------------------------- -------------------------------------------------------

     Centennial Money Market Trust

     -------------------------------------------------------- -------------------------------------------------------

     The following funds do not offer Class N shares:
     ------------------------------------------------------------ -----------------------------------------------------------
     Limited Term New York Municipal Fund                         Oppenheimer New Jersey Municipal Fund
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer AMT-Free Municipals                              Oppenheimer Principal Protected Main Street Fund II
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Pennsylvania Municipal Fund
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester National Municipals
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer International Value Fund                         Oppenheimer Senior Floating Rate Fund
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer Limited Term California Municipal Fund           Rochester Fund Municipals
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer Limited Term Municipal Fund
     ------------------------------------------------------------ -----------------------------------------------------------
     ------------------------------------------------------------ -----------------------------------------------------------
     Oppenheimer Money Market Fund, Inc.
     ------------------------------------------------------------ -----------------------------------------------------------

     The following funds do not offer Class Y shares:
     -------------------------------------------------------- ----------------------------------------------------------------

     Limited Term New York Municipal Fund                      Oppenheimer Limited Term California Municipal Fund

     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer AMT-Free Municipals                          Oppenheimer Limited Term Municipal Fund
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer AMT-Free New York Municipals                 Oppenheimer New Jersey Municipal Fund
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer Balanced Fund                                Oppenheimer Pennsylvania Municipal Fund
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer California Municipal Fund                    Oppenheimer Principal Protected Main Street Fund
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer Capital Income Fund                          Oppenheimer Principal Protected Main Street Fund II
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer Cash Reserves                                Oppenheimer Principal Protected Main Street Fund III
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer Champion Income Fund                         Oppenheimer Quest Capital Value Fund, Inc.
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------
     Oppenheimer Convertible Securities Fund                  Oppenheimer Quest International Value Fund, Inc.
     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------

     Oppenheimer Dividend Growth                              Oppenheimer Rochester National Municipals

     -------------------------------------------------------- ----------------------------------------------------------------
     -------------------------------------------------------- ----------------------------------------------------------------

     Oppenheimer Gold & Special Minerals Fund

     -------------------------------------------------------- ----------------------------------------------------------------

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing Markets Fund and Oppenheimer  International Small Company Fund may be
acquired by  exchange  only with a minimum  initial  investment  of $50,000.  An existing  shareholder of each fund may make additional  exchanges into that fund with as little as $50.

     o Shares of Oppenheimer  Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

     A Portfolio may amend,  suspend or terminate the exchange  privilege at any time. Although a Portfolio may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With  respect  to Class B shares  of Cash  Reserves  that  were  acquired through the exchange of Class B shares  initially  purchased in the  Oppenheimer
Capital  Preservation  Fund,  the Class B  contingent  deferred  sales charge is imposed on the acquired  shares if they are  redeemed  within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple Exchange Orders. The Portfolios reserve the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of a Portfolio to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate  transfer of the redemption  proceeds.  The Portfolios  reserve the right, in their discretion, to refuse any exchange request that may disadvantage
it. For  example,  if the receipt of multiple  exchange  requests  from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to a  Portfolio,  the  Portfolio  may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

     Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  For some of the Underlying Funds,  dividends will  be  payable  on  shares  held  of  record  at the  time  of  the  previous determination  of net asset  value,  or as  otherwise  described  in "How to Buy
Shares."  Normally,  purchase  checks  received from  investors are converted to
Federal Funds on the next  business day.  Shares  purchased  through  dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (this is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The  Portfolio's  practice of attempting to pay dividends on Class A shares at a constant  level requires the Manager to monitor the  Portfolio's  portfolio and,  if  necessary,  to  select  higher-yielding  securities  when it is deemed appropriate  to seek  income  at the  level  needed  to meet the  target.  Those securities  must be within the Portfolio  investment  parameters,  however.  The
Portfolio expects income without any impact on the net asset values per share.

     The Portfolio  has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital  gains.  The dividends  and  distributions  paid by a class of shares  will vary from time to time  depending  on  market  conditions,  the  composition  of  the  Portfolio's portfolio,  and expenses borne by the Portfolio or borne  separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Dividends, distributions and proceeds of the redemption of Portfolio shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws,  and  the  Portfolio  and  the  Transfer  Agent  will  not  be  liable  to shareholders  or their  representatives  for compliance  with those laws in good faith.

     Some of the  Underlying  Funds have no fixed dividend rate and there can be no  assurance  as to the  payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time  depending on market  conditions,  the  composition  of a
Portfolio's portfolio,  and expenses borne by a Portfolio or borne separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Tax Status of the Portfolios'  Dividends,  Distributions and Redemptions of
Shares. The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of shares of a Portfolio  are urged to consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in a
Portfolio.

     The federal tax  treatment of a  Portfolio's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary  of  certain  additional  tax  considerations  generally  affecting  the
Portfolios  and their  shareholders.  Generally,  the character of the income or capital gains that the Portfolios  receive from the  Underlying  Funds will pass through to the Portfolios as long as the Underlying Funds continue to qualify as registered investment companies. However, short-term capital gains will be taxed as ordinary  income and therefore may not be offset  against  long-term  capital losses and  foreign  tax  credits or  deductions  may not "pass  through" to the
Portfolios' shareholders.

     Qualification as a Regulated Investment Company. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue  Code of 1986,  as amended.  As a  regulated  investment  company,  each
Portfolio  is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is,  taxable  interest,  dividends,  and other  taxable ordinary  income,  net of  expenses)  and capital  gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.  That  qualification  enables each Portfolio to
"pass  through" its income and realized  capital gains to  shareholders  without having to pay tax on them. This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they receive from a Portfolio (unless their Portfolio shares are held in a retirement account or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification that each Portfolio might not meet in a particular year. If it did not qualify as a regulated  investment company,  each Portfolio would be treated for tax purposes as an ordinary  corporation  and would receive no tax deduction for payments made to shareholders.

     To  qualify  as  a  regulated  investment  company,   each  Portfolio  must
distribute at least 90% of its investment  company taxable income (in brief, net investment  income  and the  excess  of net  short-term  capital  gain  over net long-term  capital loss) for the taxable year.  Each Portfolio must also satisfy certain  other  requirements  of the Internal  Revenue  Code,  some of which are described  below.  Distributions  by each Portfolio made during the taxable year or,  under  specified  circumstances,  within 12  months  after the close of the taxable  year,  will be  considered  distributions  of income  and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, each Portfolio must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are directly related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income.

     In addition to satisfying the requirements  described above, each Portfolio must  satisfy an asset  diversification  test in order to qualify as a regulated investment  company.  Under  that  test,  at the  close  of  each  quarter  of a
Portfolio's  taxable year, at least 50% of the value of the  Portfolio's  assets must consist of cash and cash items  (including  receivables),  U.S.  government securities,  securities of other regulated investment companies,  and securities of other  issuers.  As to each of those  issuers,  each  Portfolio must not have invested more than 5% of the value of the Portfolio's total assets in securities of each  such  issuer  and the  Portfolio  must  not hold  more  than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the  securities  of any one issuer (other than U.S.  government  securities and securities of other  regulated  investment companies),  or in two or more issuers which each  Portfolio  controls and which are engaged in the same or similar  trades or  businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Portfolio must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Portfolios must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the  Portfolios  will meet  those  requirements.  To meet this  requirement,  in certain  circumstances  the Portfolio  might be required to liquidate  portfolio investments  to make  sufficient  distributions  to avoid excise tax  liability.
However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for a Portfolio not to make such  distributions  at the required levels and to pay the excise tax on the  undistributed  amounts.  That would  reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation of Portfolio Distributions. Generally, the character of the income or capital gains that the Portfolios receive from the Underlying Funds will pass through  to the  Portfolios,  subject  to  certain  exceptions,  as  long as the
Underlying  Funds continue to qualify as registered  investment  companies.  The
Portfolios anticipate distributing substantially all of their investment company taxable  income for each taxable year.  Those  distributions  will be taxable to shareholders  as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of each Portfolio's  dividends for the  dividends-received  deduction for corporate shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of dividends  paid by each Portfolio that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that a
Portfolio  derives from portfolio  investments that the Portfolio has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the  deduction  on dividends  paid on  Portfolio  shares held for 45 days or less.  To the extent each  Portfolio's  dividends  are derived from gross income from  option  premiums,  interest  income or  short-term  gains from the sale of securities or dividends  from foreign  corporations,  those  dividends  will not qualify for the deduction.

     Each  Portfolio may either retain or  distribute  to  shareholders  its net capital  gain  for  each  taxable  year.  The  Portfolios  currently  intend  to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term  capital  gain and will be properly  identified  in reports  sent to shareholders  in January of each year.  Such  treatment will apply no matter how long the  shareholder  has held  his or her  shares  or  whether  that  gain was recognized by a Portfolio before the shareholder acquired his or her shares.

     If a Portfolio elects to retain its net capital gain, the Portfolio will be subject to tax on it at the 35%  corporate  tax rate.  If a Portfolio  elects to retain its net capital  gain,  the  Portfolio  will provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder will be required to  report  his or her pro  rata  share  of such  gain on their  tax  return  as long-term  capital  gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by a Portfolio  on the gain,  and will  increase  the tax basis for his/her shares by an amount equal to the deemed  distribution less the tax credit.

     Investment  income that may be received  by certain  Underlying  Funds from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United  States has  entered  into tax  treaties  with many  foreign countries  which entitle an  Underlying  Fund to a reduced rate of, or exemption from,  taxes on such  income.  The  Portfolios  may not be able to pass  through certain foreign tax credits or deductions that would otherwise be available to a shareholder in an Underlying Fund.

     Distributions  by the  Portfolios  that do not constitute  ordinary  income dividends or capital gain  distributions  will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Portfolios must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of a Portfolio's investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by each  Portfolio  will be treated in the manner  described above regardless of whether the  distributions are paid in cash or reinvested in additional shares of a Portfolio (or of another fund).  Shareholders receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Each  Portfolio  will be  required  in  certain  cases to  withhold  28% of ordinary income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has failed to certify to a Portfolio that the shareholder is not subject to backup withholding or is an "exempt  recipient"  (such as a  corporation).  Any tax  withheld  by a
Portfolio is remitted by a Portfolio to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to  shareholders in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder purchases other shares of a Portfolio within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Portfolio will be considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from a Portfolio is  effectively  connected  with the conduct of a U.S. trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary income  dividends that are paid by a Portfolio (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by a  Portfolio  at a rate of 30%,  provided  the  Portfolio  obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the
U.S.  allowing  for a reduced tax rate on ordinary  income  dividends  paid by a
Portfolio.  Any tax withheld (in this  situation)  by a Portfolio is remitted by the  Portfolio  to the U.S.  Treasury  and all  income and any tax  withheld  is identified in reports mailed to  shareholders  in March of each year with a copy sent to the IRS.

     If the  ordinary  income  dividends  from each  Portfolio  are  effectively connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption from the U.S. tax described  above provided the Portfolio obtains a properly  completed and signed  Certificate of Foreign Status.  If the foreign person fails to provide a certification  of his/her  foreign  status,  a
Portfolio  will be required to  withhold  U.S.  tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by a
Portfolio is remitted by the  Portfolio to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders  in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an
investment  in  each  Portfolio,   including  the   applicability  of  the  U.S.
withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of each Portfolio may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without  sales charge at the net asset value per share in effect at the close of business on the payable  date of the dividend or  distribution.  To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application from the  Distributor to establish an account.  Dividends  and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of each
Portfolio on the same basis.

     Additional Information About the Portfolios

     The Distributor.  Each Portfolio's shares are sold through dealers, brokers
and   other   financial   institutions   that  have  a  sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a  subsidiary  of the Manager that acts as each Portfolio's  Distributor.  The Distributor  also distributes  shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services,  the Portfolios'  Transfer
Agent,  is a division of the Manager.  It is responsible  for  maintaining  each
Portfolio's  shareholder  registry and shareholder  accounting records,  and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank, N.A. is the custodian of each Portfolio's assets.
The custodian's  responsibilities  include  safeguarding  and  controlling  each
Portfolio's portfolio securities and handling the delivery of such securities to and from a  Portfolio.  It is the  practice of each  Portfolio  to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  Each  Portfolio's  cash balances with the  custodian  in excess of  $100,000  are not  protected  by  federal  deposit insurance. Those uninsured balances at times may be substantial.

     Independent Registered Public Accounting Firm. KPMG, LLP is the independent registered  public  accounting  firm of each  Portfolio.  KPMG,  LLP audits each
Portfolio's financial statements and perform other related audit services. KPMG,
LLP also act as an independent registered public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services  provided to each Portfolio must be  pre-approved  the Audit
Committee.
2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Conservative Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Conservative Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--97.1% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                                           66,908       $ 4,731,060
-----------------------------------------------------------------------------------------------------------------
U.S. EQUITY--16.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                                             99,978         4,563,028
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                     117,728         4,521,933
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                           181,842         4,453,313
                                                                                                      -----------
                                                                                                       13,538,274
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--63.9%
Oppenheimer Core Bond Fund, Cl. Y                                                     2,533,270        25,839,353
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                      978,485         9,119,482
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                              751,912         4,451,319
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                       1,326,111        13,208,065
                                                                                                      -----------
                                                                                                       52,618,219
-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.0%
Oppenheimer Real Asset Fund, Cl. Y                                                      524,309         4,304,573
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                     230,456         4,726,661
                                                                                                      -----------
                                                                                                        9,031,234
                                                                                                      -----------
Total Investments in Affiliated Companies (Cost $78,851,358)                                           79,918,787

                                                                                      PRINCIPAL
                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.001% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $5,001 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $5,000)                                                               $5,000             5,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $78,856,358)                                             97.1%       79,923,787
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             2.9         2,366,981
                                                                                      ---------------------------
NET ASSETS                                                                                100.0%      $82,290,768
                                                                                      ===========================

                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES            GROSS           GROSS           SHARES
                                                       APRIL 5, 2005        ADDITIONS      REDUCTIONS    JAN. 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --          102,934           2,956           99,978
Oppenheimer Core Bond Fund, Cl. Y                                 --        2,800,411         267,141        2,533,270
Oppenheimer Global Fund, Cl. Y                                    --           68,853           1,945           66,908
Oppenheimer High Yield Fund, Cl. Y                                --        1,008,253          29,768          978,485
Oppenheimer International Bond Fund, Cl. Y                        --          774,461          22,549          751,912
Oppenheimer Limited-Term Government Fund, Cl. Y                   --        1,367,069          40,958        1,326,111
Oppenheimer Main Street Fund, Cl. Y                               --          121,217           3,489          117,728
Oppenheimer Real Asset Fund, Cl. Y                                --          540,767          16,458          524,309
Oppenheimer Real Estate Fund, Cl. Y                               --          237,176           6,720          230,456
Oppenheimer Value Fund, Cl. Y                                     --          187,276           5,434          181,842

                                                                                VALUE        DIVIDEND         REALIZED
                                                                           SEE NOTE 1          INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                             $  4,563,028      $   30,343         $ (2,207)
Oppenheimer Core Bond Fund, Cl. Y                                          25,839,353         480,979          (26,456)
Oppenheimer Global Fund, Cl. Y                                              4,731,060          32,152           (3,062)
Oppenheimer High Yield Fund, Cl. Y                                          9,119,482         247,087           (5,509)
Oppenheimer International Bond Fund, Cl. Y                                  4,451,319         155,090           (3,241)
Oppenheimer Limited-Term Government Fund, Cl. Y                            13,208,065         183,650           (4,219)
Oppenheimer Main Street Fund, Cl. Y                                         4,521,933          45,568           (1,938)
Oppenheimer Real Asset Fund, Cl. Y                                          4,304,573         123,638          (24,408)
Oppenheimer Real Estate Fund, Cl. Y                                         4,726,661         116,383           (3,103)
Oppenheimer Value Fund, Cl. Y                                               4,453,313          75,784           (4,038)
                                                                         ----------------------------------------------
                                                                         $ 79,918,787      $1,490,674         $(78,181)
                                                                         ==============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,000)                                 $     5,000
Affiliated companies (cost $78,851,358)                               79,918,787
                                                                     -----------
                                                                      79,923,787
--------------------------------------------------------------------------------
Cash                                                                       5,163
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     2,690,308
Interest and dividends                                                   208,258
Other                                                                      1,998
                                                                     -----------
Total assets                                                          82,829,514

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    363,117
Shares of beneficial interest redeemed                                   115,012
Legal, auditing and other professional fees                               19,038
Distribution and service plan fees                                        15,688
Shareholder communications                                                12,705
Transfer and shareholder servicing agent fees                              4,216
Trustees' compensation                                                       119
Other                                                                      8,851
                                                                     -----------
Total liabilities                                                        538,746

--------------------------------------------------------------------------------
NET ASSETS                                                           $82,290,768
                                                                     ===========

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $     7,830
--------------------------------------------------------------------------------
Additional paid-in capital                                            80,809,603
--------------------------------------------------------------------------------
Accumulated net investment income                                        143,905
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             262,001
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             1,067,429
                                                                     -----------
NET ASSETS                                                           $82,290,768
                                                                     ===========

                         23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $46,318,136 and
4,400,623 shares of beneficial interest outstanding)                                                  $10.53
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $11.17
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,163,440 and 873,549 shares of
beneficial interest outstanding)                                                                      $10.49
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,144,803 and 1,826,455 shares of
beneficial interest outstanding)                                                                      $10.48
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,568,565 and 720,410 shares of
beneficial interest outstanding)                                                                      $10.51
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $95,824 and 9,089 shares of beneficial interest outstanding)                                       $10.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $1,490,674
--------------------------------------------------------------------------------
Interest                                                                 10,535
                                                                     -----------
Total investment income                                               1,501,209

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  43,617
Class B                                                                  32,998
Class C                                                                  62,739
Class N                                                                   9,122
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  11,058
Class B                                                                   4,274
Class C                                                                   6,333
Class N                                                                     720
Class Y                                                                      69
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  12,002
Class B                                                                   4,048
Class C                                                                   7,095
Class N                                                                     709
Class Y                                                                      12
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,605
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,744
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 821
--------------------------------------------------------------------------------
Other                                                                    11,776
                                                                     -----------
Total expenses                                                          240,742
Less reduction to custodian expenses                                         (4)
Less waivers and reimbursements of expenses                              (7,387)
                                                                     -----------
Net expenses                                                            233,351

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,267,858

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                        396,255
Affiliated companies                                                    (78,181)
                                                                     -----------
Net realized gain                                                       318,074
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,067,429

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,653,361
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | CONSERVATIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                               2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                           $ 1,267,858
---------------------------------------------------------------------------------------------
Net realized gain                                                                   318,074
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             1,067,429
                                                                                -------------
Net increase in net assets resulting from operations                              2,653,361

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (681,145)
Class B                                                                            (105,273)
Class C                                                                            (216,389)
Class N                                                                            (125,016)
Class Y                                                                              (1,638)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          45,236,761
Class B                                                                           9,001,293
Class C                                                                          18,835,139
Class N                                                                           7,498,474
Class Y                                                                              91,201

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                   82,186,768
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                                -------------
End of period (including accumulated net investment income
of $143,905 for the period ended January 31, 2006)                              $82,290,768
                                                                                =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                    CLASS A         CLASS B         CLASS C
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00         $ 10.00         $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .38             .32             .32
Net realized and unrealized gain                       .33             .32             .31
                                                   ------------------------------------------
Total from investment operations                       .71             .64             .63
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.18)           (.15)           (.15)
---------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.53         $ 10.49         $ 10.48
                                                   ==========================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.15%           6.44%           6.37%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $46,318         $ 9,163         $19,145
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,844         $ 4,018         $ 7,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.50%           3.74%           3.78%
Total expenses                                        0.53% 5         1.39% 6         1.36% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                   0.51%           1.34%           1.33%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%             11%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.19% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.02% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                        CLASS N        CLASS Y
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $10.00         $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .41            .38
Net realized and unrealized gain                           .28            .35
                                                        ------------------------
Total from investment operations                           .69            .73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.18)          (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                          $10.51         $10.54
                                                        ========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        6.98%          7.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $7,569         $   96
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $2,231         $   71
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.82%          4.42%
Total expenses                                            0.72% 5        0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                       0.71%          0.25%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     11%            11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.38% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate
Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do

                         29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                         30 | CONSERVATIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED      OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM               LOSS     FOR FEDERAL INCOME
        INCOME                    GAIN     CARRYFORWARD 1           TAX PURPOSES
        ------------------------------------------------------------------------
        $143,954              $287,411                $--             $1,042,019

1. During the period ended January 31, 2006, the Fund did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
        INCREASE                 TO ACCUMULATED NET                REALIZED GAIN
        TO PAID-IN CAPITAL        INVESTMENT INCOME             ON INVESTMENTS 2
        ------------------------------------------------------------------------
        $50,565                              $5,508                      $56,073

2. $56,073, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                   PERIOD ENDED
                                               JANUARY 31, 2006
        -------------------------------------------------------
        Distributions paid from:
        Ordinary income                              $1,129,461

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities             $ 78,881,768
                                                   =============
        Gross unrealized appreciation              $  1,386,485
        Gross unrealized depreciation                  (344,466)
                                                   -------------
        Net unrealized appreciation                $  1,042,019
                                                   =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded

                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         32 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED JANUARY 31, 2006 1,2
                                                     SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A

Sold                                              4,892,094         $50,465,464
Dividends and/or
distributions reinvested                             58,785             607,250
Redeemed                                           (560,256)         (5,835,953)
                                                --------------------------------
Net increase                                      4,390,623         $45,236,761
                                                ================================

--------------------------------------------------------------------------------
CLASS B

Sold                                                949,406         $ 9,789,255
Dividends and/or
distributions reinvested                              9,315              95,942
Redeemed                                            (85,272)           (883,904)
                                                --------------------------------
Net increase                                        873,449         $ 9,001,293
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                              1,904,973         $19,653,821
Dividends and/or
distributions reinvested                             19,416             199,792
Redeemed                                            (98,034)         (1,018,474)
                                                --------------------------------
Net increase                                      1,826,355         $18,835,139
                                                ================================

--------------------------------------------------------------------------------
CLASS N

Sold                                              1,007,278         $10,503,896
Dividends and/or
distributions reinvested                             11,897             122,654
Redeemed                                           (298,865)         (3,128,076)
                                                --------------------------------
Net increase                                        720,310         $ 7,498,474
                                                ================================

--------------------------------------------------------------------------------
CLASS Y

Sold                                                 14,752         $   151,331
Dividends and/or
distributions reinvested                                157               1,619
Redeemed                                             (5,920)            (61,749)
                                                --------------------------------
Net increase                                          8,989         $    91,201
                                                ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on March 15, 2005.

                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Investment securities                              $83,303,944        $4,374,405
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $18,168 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution

                         34 | CONSERVATIVE INVESTOR FUND

of those shares and servicing accounts. Under the plans, the Portfolio pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $103,594, $127,362 and $126,713, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B           CLASS C          CLASS N
                           CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED           DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
January 31, 2006          $202,862              $--            $3,193            $1,819           $1,832
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $60, $3 and $7 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $4,011, $1,524, $1,683, $79 and $20, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                         36 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations)
to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Moderate Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                       SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.0% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.6%
Oppenheimer Global Fund, Cl. Y                                                        307,304        $ 21,729,432
-----------------------------------------------------------------------------------------------------------------
U. S. EQUITY--35.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                                          452,591          20,656,244
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                   533,482          20,491,066
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                       729,566          10,345,238
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                         829,078          20,304,120
                                                                                                     ------------
                                                                                                       71,796,668

-----------------------------------------------------------------------------------------------------------------
FIXED INCOME--43.2%
Oppenheimer Core Bond Fund, Cl. Y                                                   3,823,987          39,004,670
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                  2,132,328          19,873,297
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                          1,704,413          10,090,125
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                     1,959,654          19,518,148
                                                                                                     ------------
                                                                                                       88,486,240

-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.2%
Oppenheimer Real Asset Fund, Cl. Y                                                  1,239,352          10,175,085
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                   527,524          10,819,515
                                                                                                     ------------
                                                                                                       20,994,600
                                                                                                     ------------
Total Investments in Affiliated Companies (Cost $198,352,686)                                         203,006,940

                                                                                    PRINCIPAL
                                                                                       AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.05% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $362,044 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35,
with a value of $799,056,396
(Cost $362,000)                                                                      $362,000             362,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $198,714,686)                                          99.2%        203,368,940
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.8           1,610,395
                                                                                    -----------------------------
NET ASSETS                                                                              100.0%       $204,979,335
                                                                                    =============================

                           21 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES             GROSS           GROSS           SHARES
                                                    APRIL 5, 2005         ADDITIONS      REDUCTIONS    JAN. 31, 2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --           453,009             418          452,591
Oppenheimer Core Bond Fund, Cl. Y                              --         3,827,191           3,204        3,823,987
Oppenheimer Global Fund, Cl. Y                                 --           307,594             290          307,304
Oppenheimer High Yield Fund, Cl. Y                             --         2,134,105           1,777        2,132,328
Oppenheimer International Bond Fund, Cl. Y                     --         1,705,838           1,425        1,704,413
Oppenheimer Limited-Term Government Fund, Cl. Y                --         1,961,301           1,647        1,959,654
Oppenheimer Main Street Fund, Cl. Y                            --           533,977             495          533,482
Oppenheimer Main Street Opportunity Fund, Cl. Y                --           730,230             664          729,566
Oppenheimer Real Asset Fund, Cl. Y                             --         1,240,394           1,042        1,239,352
Oppenheimer Real Estate Fund, Cl. Y                            --           528,030             506          527,524
Oppenheimer Value Fund, Cl. Y                                  --           829,812             734          829,078

                                                                             VALUE        DIVIDEND          REALIZED
                                                                        SEE NOTE 1          INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $ 20,656,244      $  140,045           $  (640)
Oppenheimer Core Bond Fund, Cl. Y                                       39,004,670         649,358                --
Oppenheimer Global Fund, Cl. Y                                          21,729,432         151,560              (571)
Oppenheimer High Yield Fund, Cl. Y                                      19,873,297         509,937              (195)
Oppenheimer International Bond Fund, Cl. Y                              10,090,125         341,523                14
Oppenheimer Limited-Term Government Fund, Cl. Y                         19,518,148         257,330                --
Oppenheimer Main Street Fund, Cl. Y                                     20,491,066         210,335              (747)
Oppenheimer Main Street Opportunity Fund, Cl. Y                         10,345,238         162,372              (365)
Oppenheimer Real Asset Fund, Cl. Y                                      10,175,085         296,172              (396)
Oppenheimer Real Estate Fund, Cl. Y                                     10,819,515         264,614               (46)
Oppenheimer Value Fund, Cl. Y                                           20,304,120         352,032              (748)
                                                                      -----------------------------------------------
                                                                      $203,006,940      $3,335,278           $(3,694)
                                                                      ===============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           22 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $362,000)                              $    362,000
Affiliated companies (cost $198,352,686)                             203,006,940
                                                                    ------------
                                                                     203,368,940
--------------------------------------------------------------------------------
Cash                                                                       5,453
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     3,195,730
Interest and dividends                                                   357,361
Other                                                                      2,422
                                                                    ------------
Total assets                                                         206,929,906

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  1,142,679
Shares of beneficial interest redeemed                                   694,257
Distribution and service plan fees                                        39,573
Shareholder communications                                                16,535
Transfer and shareholder servicing agent fees                             16,106
Trustees' compensation                                                       269
Other                                                                     41,152
                                                                    ------------
Total liabilities                                                      1,950,571

--------------------------------------------------------------------------------
NET ASSETS                                                          $204,979,335
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     19,054
--------------------------------------------------------------------------------
Additional paid-in capital                                           198,749,039
--------------------------------------------------------------------------------
Accumulated net investment income                                        206,552
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                           1,350,436
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             4,654,254
                                                                    ------------
NET ASSETS                                                          $204,979,335
                                                                    ============

                           23 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $107,685,705
and 9,990,294 shares of beneficial interest outstanding)                                         $10.78
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                         $11.44
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $36,955,874 and 3,442,105
shares of beneficial interest outstanding)                                                       $10.74
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,904,460 and 4,466,040
shares of beneficial interest outstanding)                                                       $10.73
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,116,889 and 1,126,088
shares of beneficial interest outstanding)                                                       $10.76
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$316,407 and 29,318 shares of beneficial interest outstanding)                                   $10.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $3,335,278
--------------------------------------------------------------------------------
Interest                                                                 25,380
                                                                     -----------
Total investment income                                               3,360,658
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  89,171
Class B                                                                 127,405
Class C                                                                 160,182
Class N                                                                  17,032
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  35,681
Class B                                                                  20,272
Class C                                                                  17,669
Class N                                                                   2,843
Class Y                                                                     209
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,599
Class B                                                                   9,748
Class C                                                                   7,441
Class N                                                                     961
Class Y                                                                     101
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,782
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,081
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,016
--------------------------------------------------------------------------------
Other                                                                    25,173
                                                                     -----------
Total expenses                                                          564,366
Less reduction to custodian expenses                                         (8)
Less waivers and reimbursements of expenses                             (12,309)
                                                                     -----------
Net expenses                                                            552,049

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,808,609
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                      1,521,916
Affiliated companies                                                     (3,694)
                                                                     -----------
Net realized gain                                                     1,518,222
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  4,654,254

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $8,981,085
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | MODERATE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                             2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                          $  2,808,609
---------------------------------------------------------------------------------------------
Net realized gain                                                                 1,518,222
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,654,254
                                                                               --------------
Net increase in net assets resulting from operations                              8,981,085

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (1,457,787)
Class B                                                                            (428,124)
Class C                                                                            (555,237)
Class N                                                                            (164,658)
Class Y                                                                              (5,308)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         104,188,008
Class B                                                                          35,779,888
Class C                                                                          46,402,364
Class N                                                                          11,835,440
Class Y                                                                             299,664

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                  204,875,335
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                               --------------
End of period (including accumulated net investment income of
$206,552 for the period ended January 31, 2006)                                $204,979,335
                                                                               ==============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the manager's initial seed money investments on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.00         $  10.00         $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .38              .31              .31
Net realized and unrealized gain                        .57              .58              .57
                                                   ---------------------------------------------
Total from investment operations                        .95              .89              .88
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)            (.15)            (.15)
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.78         $  10.74         $  10.73
                                                   =============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.58%            8.90%            8.82%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $107,686         $ 36,956         $ 47,904
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 43,984         $ 15,521         $ 19,527
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.39%            3.56%            3.64%
Total expenses                                         0.47% 5          1.31% 6          1.23% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                        0.46%            1.29%            1.22%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   0%               0%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.15% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.99% for January 31,
2006.

7. Expenses including all underlying fund expenses were 1.91% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      CLASS N         CLASS Y
PERIOD ENDED JANUARY 31,                               2006 1          2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00         $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                   .40             .36
Net realized and unrealized gain                          .53             .61
                                                      --------------------------
Total from investment operations                          .93             .97
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.18)
--------------------------------------------------------------------------------
Net asset value, end of period                        $ 10.76         $ 10.79
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.35%           9.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $12,117         $   316
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,158         $   216
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.56%           4.20%
Total expenses                                           0.68% 5         0.28% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                          0.67%           0.12%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     0%              0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.36% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income.
The Portfolio is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is
OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer
Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund
(individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the

                           29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the
Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the
Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying
Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                           30 | MODERATE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN      CARRYFORWARD 1           TAX PURPOSES
      --------------------------------------------------------------------------
      $206,658             $1,350,436                 $--             $4,654,254

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
      INCREASE                   TO ACCUMULATED NET                REALIZED GAIN
      TO PAID-IN CAPITAL          INVESTMENT INCOME             ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $158,729                               $9,057                     $167,786

2. $167,786, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                              PERIOD ENDED
                                          JANUARY 31, 2006
      ----------------------------------------------------
      Distributions paid from:
      Ordinary income                           $2,611,114

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $198,714,686
                                              =============
      Gross unrealized appreciation           $  5,284,368
      Gross unrealized depreciation               (630,114)
                                              -------------
      Net unrealized appreciation             $  4,654,254
                                              =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           32 | MODERATE INVESTOR FUND

                                              PERIOD ENDED JANUARY 31, 2006 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                              10,348,982       $108,067,839
Dividends and/or
distributions reinvested                             131,505          1,380,804
Redeemed                                            (500,193)        (5,260,635)
                                                  ------------------------------
Net increase                                       9,980,294       $104,188,008
                                                  ==============================

--------------------------------------------------------------------------------
CLASS B
Sold                                               3,602,759       $ 37,460,502
Dividends and/or
distributions reinvested                              38,687            404,664
Redeemed                                            (199,441)        (2,085,278)
                                                  ------------------------------
Net increase                                       3,442,005       $ 35,779,888
                                                  ==============================

--------------------------------------------------------------------------------
CLASS C
Sold                                               4,610,775       $ 47,936,138
Dividends and/or
distributions reinvested                              48,772            509,662
Redeemed                                            (193,607)        (2,043,436)
                                                  ------------------------------
Net increase                                       4,465,940       $ 46,402,364
                                                  ==============================

--------------------------------------------------------------------------------
CLASS N
Sold                                               1,274,902       $ 13,414,589
Dividends and/or
distributions reinvested                              14,511            152,071
Redeemed                                            (163,425)        (1,731,220)
                                                  ------------------------------
Net increase                                       1,125,988       $ 11,835,440
                                                  ==============================

--------------------------------------------------------------------------------
CLASS Y
Sold                                                  35,197       $    362,730
Dividends and/or
distributions reinvested                                 503              5,289
Redeemed                                              (6,482)           (68,355)
                                                  ------------------------------
Net increase                                          29,218       $    299,664
                                                  ==============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
Investment securities                              $198,522,519         $166,137

                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.57%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $60,548 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year

                           34 | MODERATE INVESTOR FUND

under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were
$536,339, $358,188 and $112,008, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A           CLASS B           CLASS C          CLASS N
                            CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED            DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
January 31, 2006           $568,947              $--           $14,166            $4,881           $3,554
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $20 for Class B shares. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $5,415, $3,465, $2,682, $442 and $285, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                           36 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Aggressive Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                          18 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                  SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.4% 1
GLOBAL EQUITY--31.0%
Oppenheimer Developing Markets Fund, Cl. Y                                       131,194        $ 5,195,257
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                   265,671         18,785,577
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                     124,676          5,045,603
                                                                                                -----------
                                                                                                 29,026,437
-----------------------------------------------------------------------------------------------------------
U. S. EQUITY--67.4%
Oppenheimer Capital Appreciation Fund, Cl. Y                                     393,164         17,943,986
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                              347,889         13,362,423
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  633,885          8,988,492
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    409,733          9,468,940
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                    541,824         13,269,265
                                                                                               ------------
                                                                                                 63,033,106
                                                                                                -----------
Total Investments in Affiliated Companies (Cost $86,895,651)                                     92,059,543

                                                                               PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291)
with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $535,065 on 2/1/06, collateralized by Federal Home Loan Mortgage
Corp., 5%, 12/1/35, with a value of $799,056,396 (Cost $535,000)                $535,000            535,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $87,430,651)                                      99.0%        92,594,543
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                      1.0            968,493
                                                                                ---------------------------
NET ASSETS                                                                         100.0%       $93,563,036
                                                                                ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS           GROSS          SHARES
                                                    APRIL 5, 2005       ADDITIONS      REDUCTIONS   JAN. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --         393,164              --         393,164
Oppenheimer Developing Markets Fund, Cl. A                     --          69,254          69,254              --
Oppenheimer Developing Markets Fund, Cl. Y                     --         131,194              --         131,194
Oppenheimer Global Fund, Cl. Y                                 --         265,671              --         265,671
Oppenheimer Global Opportunities Fund, Cl. Y                   --         124,676              --         124,676
Oppenheimer Main Street Fund, Cl. Y                            --         347,889              --         347,889
Oppenheimer Main Street Opportunity Fund, Cl. Y                --         633,885              --         633,885
Oppenheimer Main Street Small Cap Fund, Cl. Y                  --         409,733              --         409,733
Oppenheimer Value Fund, Cl. Y                                  --         541,824              --         541,824

                          19 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                          VALUE        DIVIDEND        REALIZED
                                                     SEE NOTE 1          INCOME            GAIN
-----------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y        $17,943,986     $   102,086     $        --
Oppenheimer Developing Markets Fund, Cl. A                   --              --         136,715
Oppenheimer Developing Markets Fund, Cl. Y            5,195,257          80,177              --
Oppenheimer Global Fund, Cl. Y                       18,785,577         111,604              --
Oppenheimer Global Opportunities Fund, Cl. Y          5,045,603          63,790              --
Oppenheimer Main Street Fund, Cl. Y                  13,362,423         113,520              --
Oppenheimer Main Street Opportunity Fund, Cl. Y       8,988,492         120,815              --
Oppenheimer Main Street Small Cap Fund, Cl. Y         9,468,940          67,423              --
Oppenheimer Value Fund, Cl. Y                        13,269,265         191,917              --
                                                    -------------------------------------------
                                                    $92,059,543     $   851,332     $   136,715
                                                    ===========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          20 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $535,000)                              $   535,000
Affiliated companies (cost $86,895,651)                              92,059,543
                                                                    ------------
                                                                     92,594,543
--------------------------------------------------------------------------------
Cash                                                                      5,412
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    1,785,905
Interest and dividends                                                       65
Other                                                                     2,109
                                                                    ------------
Total assets                                                         94,388,034

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   737,769
Shares of beneficial interest redeemed                                   17,527
Distribution and service plan fees                                       16,971
Shareholder communications                                               12,704
Transfer and shareholder servicing agent fees                            11,625
Trustees' compensation                                                       97
Other                                                                    28,305
                                                                    ------------
Total liabilities                                                       824,998

--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     8,084
--------------------------------------------------------------------------------
Additional paid-in capital                                           87,414,797
--------------------------------------------------------------------------------
Accumulated net investment loss                                             (41)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                            976,304
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            5,163,892
--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============

                          21 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $48,132,412
and 4,150,893 shares of beneficial interest outstanding)                                             $11.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $12.31
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,077,611 and 1,651,928
shares of beneficial interest outstanding)                                                           $11.55
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $20,033,822 and 1,735,743
shares of beneficial interest outstanding)                                                           $11.54
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,608,345 and 483,918 shares
of beneficial interest outstanding)                                                                  $11.59
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $710,846 and 61,222 shares of beneficial interest outstanding)                                    $11.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          22 | AGGRESSIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $  851,332
--------------------------------------------------------------------------------
Interest                                                                 11,236
                                                                     -----------
Total investment income                                                 862,568

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  34,064
Class B                                                                  57,776
Class C                                                                  50,173
Class N                                                                   7,028
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  28,007
Class B                                                                  14,158
Class C                                                                  10,884
Class N                                                                   1,431
Class Y                                                                     320
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  13,623
Class B                                                                   7,721
Class C                                                                   5,373
Class N                                                                     481
Class Y                                                                      11
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,582
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,695
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 105
--------------------------------------------------------------------------------
Other                                                                    12,370
                                                                     -----------
Total expenses                                                          276,802
Less reduction to custodian expenses                                         (2)
Less waivers and reimbursements of expenses                              (5,919)
                                                                     -----------
Net expenses                                                            270,881

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   591,687

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Distributions received from affiliated companies                      1,146,959
Affiliated companies                                                    136,715
                                                                     -----------
Net realized gain                                                     1,283,674
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  5,163,892

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,039,253
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          23 | AGGRESSIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED
                                                                               JANUARY 31, 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                               $   591,687
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     1,283,674
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 5,163,892
                                                                                    -------------
Net increase in net assets resulting from operations                                  7,039,253

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (380,503)
Class B                                                                                (127,617)
Class C                                                                                (120,802)
Class N                                                                                 (41,332)
Class Y                                                                                  (6,678)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (67,178)
Class B                                                                                 (28,621)
Class C                                                                                 (25,903)
Class N                                                                                  (7,402)
Class Y                                                                                  (1,071)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              44,717,597
Class B                                                                              17,711,412
Class C                                                                              18,857,875
Class N                                                                               5,289,149
Class Y                                                                                 650,857

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                       93,459,036
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                    -------------
End of period (including accumulated net investment loss
of $41 for the period ended January 31, 2006)                                       $93,563,036
                                                                                    =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          24 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.00          $ 10.00          $ 10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .22              .16              .15
Net realized and unrealized gain                       1.52             1.50             1.51
                                                    --------------------------------------------
Total from investment operations                       1.74             1.66             1.66
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.12)            (.09)            (.10)
Distributions from net realized gain                   (.02)            (.02)            (.02)
                                                    --------------------------------------------
Total dividends and distributions
to shareholders                                        (.14)            (.11)            (.12)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.60          $ 11.55          $ 11.54
                                                    ============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    17.46%           16.70%           16.64%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $48,132          $19,078          $20,034
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $17,321          $ 7,050          $ 6,131
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.47%            1.83%            1.71%
Total expenses                                         0.70% 5          1.53% 6          1.48% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                    0.68%            1.50%            1.45%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%               7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.39% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.22% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.17% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     CLASS N          CLASS Y
PERIOD ENDED JANUARY 31,                              2006 1           2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.00           $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                  .24              .24
Net realized and unrealized gain                        1.49             1.52
                                                      --------------------------
Total from investment operations                        1.73             1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.12)            (.13)
Distributions from net realized gain                    (.02)            (.02)
                                                      --------------------------
Total dividends and distributions
to shareholders                                         (.14)            (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                        $11.59           $11.61
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     17.34%           17.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $5,608           $  711
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $1,717           $  331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.62%            2.67%
Total expenses                                          0.79% 5          0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                     0.78%            0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                    7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.48% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.99% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          26 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer
Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global
Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street
Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R) and Oppenheimer
Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying
Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do

                          27 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                          28 | AGGRESSIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED        ACCUMULATED       OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM               LOSS      FOR FEDERAL INCOME
      INCOME                     GAIN     CARRYFORWARD 1            TAX PURPOSES
      --------------------------------------------------------------------------
      $--                    $977,747                $--              $5,162,449

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                         REDUCTION            TO ACCUMULATED NET
      INCREASE                      TO ACCUMULATED                 REALIZED GAIN
      TO PAID-IN CAPITAL           INVESTMENT LOSS              ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $91,991                              $85,204                      $177,195

2. $95,557, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                    PERIOD ENDED
                                                                JANUARY 31, 2006
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                                   $807,107

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                 $87,432,094
                                               ===========
Gross unrealized appreciation                  $ 5,162,449
Gross unrealized depreciation                           --
                                               -----------
Net unrealized appreciation                    $ 5,162,449
                                               ===========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded

                          29 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. At January 31, 2006, the Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          30 | AGGRESSIVE INVESTOR FUND

                               PERIOD ENDED JANUARY 31, 2006 1,2
                                         SHARES           AMOUNT
-----------------------------------------------------------------
CLASS A
Sold                                  4,307,796      $46,498,407
Dividends and/or
distributions reinvested                 38,611          427,037
Redeemed                               (205,514)      (2,207,847)
                                    -----------------------------
Net increase                          4,140,893      $44,717,597
                                    =============================

-----------------------------------------------------------------
CLASS B
Sold                                  1,712,718      $18,374,371
Dividends and/or
distributions reinvested                 13,238          145,879
Redeemed                                (74,128)        (808,838)
                                    -----------------------------
Net increase                          1,651,828      $17,711,412
                                    =============================

-----------------------------------------------------------------
CLASS C
Sold                                  1,784,313      $19,370,332
Dividends and/or
distributions reinvested                 12,844          141,411
Redeemed                                (61,514)        (653,868)
                                    -----------------------------
Net increase                          1,735,643      $18,857,875
                                    =============================

-----------------------------------------------------------------
CLASS N
Sold                                    536,355      $ 5,884,519
Dividends and/or
distributions reinvested                  3,629           40,096
Redeemed                                (56,166)        (635,466)
                                    -----------------------------
Net increase                            483,818      $ 5,289,149
                                    =============================

-----------------------------------------------------------------
CLASS Y
Sold                                     69,936      $   744,994
Dividends and/or
distributions reinvested                    699            7,734
Redeemed                                 (9,513)        (101,871)
                                    -----------------------------
Net increase                             61,122      $   650,857
                                    =============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                    PURCHASES              SALES
      --------------------------------------------------------------------------
      Investment Securities                       $89,015,063         $2,256,128

                          31 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $43,055 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent

                          32 | AGGRESSIVE INVESTOR FUND

trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $262,957,
$142,362 and $36,299, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A            CLASS B            CLASS C           CLASS N
                                               CONTINGENT         CONTINGENT         CONTINGENT        CONTINGENT
                                CLASS A    DEFERRED SALES     DEFERRED SALES     DEFERRED SALES    DEFERRED SALES
                        FRONT-END SALES           CHARGES            CHARGES            CHARGES           CHARGES
                       CHARGES RETAINED       RETAINED BY        RETAINED BY        RETAINED BY       RETAINED BY
PERIOD ENDED             BY DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
January 31, 2006               $265,087               $--             $5,572             $2,126            $5,679
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $113, $3 and $4 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $2,512, $1,811, $1,334, $99 and $43, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                          33 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                          34 | AGGRESSIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:
We have audited the accompanying statement of assets and liabilities of Active
Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Active Allocation Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2006
--------------------------------------------------------------------------------

                                                                                              VALUE
                                                                            SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.5% 1
----------------------------------------------------------------------------------------------------
GLOBAL EQUITY--26.2%
Oppenheimer Developing Markets Fund, Cl. Y                                 735,369    $  29,120,616
----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                             817,108       57,777,755
----------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                               771,757       31,233,008
----------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                      1,296,021       29,432,632
                                                                                      --------------
                                                                                        147,564,011

----------------------------------------------------------------------------------------------------
U.S. EQUITY--39.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                             1,206,388       55,059,534
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                      1,422,021       54,619,844
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                          1,943,920       27,564,794
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                            1,258,510       29,084,171
----------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                            2,210,413       54,133,002
                                                                                      --------------
                                                                                        220,461,345

----------------------------------------------------------------------------------------------------
FIXED INCOME--23.3%
Oppenheimer Core Bond Fund, Cl. Y                                        5,106,446       52,085,753
----------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                12,557,766       52,993,772
----------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                 2,764,889       26,238,793
                                                                                      --------------
                                                                                        131,318,318

----------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Real Asset Fund, Cl. Y                                       3,273,185       26,872,855
----------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                      1,403,079       28,777,166
                                                                                      --------------
                                                                                         55,650,021
                                                                                      --------------
Total Investments in Affiliated Companies (Cost $531,891,076)                           554,993,695

                                                                         PRINCIPAL
                                                                            AMOUNT
----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
----------------------------------------------------------------------------------------------------
Undivided interest of 0.36% in joint repurchase agreement
(Principal Amount/ Value $781,426,000, with a maturity value of
$781,521,291) with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $2,826,345 on 2/1/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $2,826,000)                                          $2,826,000        2,826,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $534,717,076)                               99.0%     557,819,695
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                1.0        5,836,209
                                                                        ----------------------------
NET ASSETS                                                                   100.0%   $ 563,655,904
                                                                        ============================

                           22 | ACTIVE ALLOCATION FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES                                          SHARES
                                                            APRIL 5,           GROSS           GROSS     JANUARY 31,
                                                                2005       ADDITIONS      REDUCTIONS            2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --       1,206,388              --       1,206,388
Oppenheimer Core Bond Fund, Cl. Y*                                --       5,106,446              --       5,106,446
Oppenheimer Developing Markets Fund, Cl. A                        --         749,173         749,173              --
Oppenheimer Developing Markets Fund, Cl. Y                        --       1,158,340         422,971         735,369
Oppenheimer Global Fund, Cl. Y                                    --         817,108              --         817,108
Oppenheimer Global Opportunities Fund, Cl. Y                      --         771,757              --         771,757
Oppenheimer International Small Company Fund, Cl. A               --         949,884         949,884              --
Oppenheimer International Small Company Fund, Cl. Y               --       1,986,571         690,550       1,296,021
Oppenheimer Main Street Fund, Cl. Y                               --       1,422,021              --       1,422,021
Oppenheimer Main Street Opportunity Fund, Cl. Y                   --       1,943,920              --       1,943,920
Oppenheimer Main Street Small Cap Fund, Cl. Y                     --       1,258,510              --       1,258,510
Oppenheimer Money Market Fund, Inc., Cl. Y                        --      27,144,844      27,144,844              --
Oppenheimer Real Asset Fund, Cl. Y                                --       5,641,708       2,368,523       3,273,185
Oppenheimer Real Estate Fund, Cl. Y*                              --       1,403,079              --       1,403,079
Oppenheimer Strategic Income Fund, Cl. Y                          --      12,557,766              --      12,557,766
Oppenheimer U.S. Government Trust, Cl. Y                          --       6,692,138       3,927,249       2,764,889
Oppenheimer Value Fund, Cl. Y                                     --       3,670,221       1,459,808       2,210,413

                                                                               VALUE        DIVIDEND        REALIZED
                                                                          SEE NOTE 1          INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            $ 55,059,534    $    363,057    $         --
Oppenheimer Core Bond Fund, Cl. Y*                                        52,085,753         826,934              --
Oppenheimer Developing Markets Fund, Cl. A                                        --              --        (142,284)
Oppenheimer Developing Markets Fund, Cl. Y                                29,120,616         489,530         338,377
Oppenheimer Global Fund, Cl. Y                                            57,777,755         393,261              --
Oppenheimer Global Opportunities Fund, Cl. Y                              31,233,008         453,977              --
Oppenheimer International Small Company Fund, Cl. A                               --              --        (121,768)
Oppenheimer International Small Company Fund, Cl. Y                       29,432,632         921,459          48,338
Oppenheimer Main Street Fund, Cl. Y                                       54,619,844         543,445              --
Oppenheimer Main Street Opportunity Fund, Cl. Y                           27,564,794         422,027              --
Oppenheimer Main Street Small Cap Fund, Cl. Y                             29,084,171         235,180              --
Oppenheimer Money Market Fund, Inc., Cl. Y                                        --          63,814              --
Oppenheimer Real Asset Fund, Cl. Y                                        26,872,855         811,115      (1,263,564)
Oppenheimer Real Estate Fund, Cl. Y*                                      28,777,166         681,898              --
Oppenheimer Strategic Income Fund, Cl. Y                                  52,993,772       1,859,978              --
Oppenheimer U.S. Government Trust, Cl. Y                                  26,238,793         208,978         (38,191)
Oppenheimer Value Fund, Cl. Y                                             54,133,002       1,357,676        (931,242)
                                                                        ---------------------------------------------
                                                                        $554,993,695    $  9,632,329    $ (2,110,334)
                                                                        =============================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

January 31, 2006
-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,826,000)                              $  2,826,000
Affiliated companies (cost $531,891,076)                               554,993,695
                                                                      -------------
                                                                       557,819,695
-----------------------------------------------------------------------------------
Cash                                                                         3,106
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      10,543,096
Interest and dividends                                                     318,146
Other                                                                        3,028
                                                                      -------------
Total assets                                                           568,687,071

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    4,352,220
Shares of beneficial interest redeemed                                     406,224
Distribution and service plan fees                                         106,439
Transfer and shareholder servicing agent fees                               50,046
Shareholder communications                                                  29,205
Trustees' compensation                                                         654
Other                                                                       86,379
                                                                      -------------
Total liabilities                                                        5,031,167

-----------------------------------------------------------------------------------
NET ASSETS                                                            $563,655,904
                                                                      =============

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $     50,847
-----------------------------------------------------------------------------------
Additional paid-in capital                                             536,276,269
-----------------------------------------------------------------------------------
Accumulated net investment income                                           53,764
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments                             4,172,405
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              23,102,619
                                                                      -------------

NET ASSETS                                                            $563,655,904
                                                                      =============

                           24 | ACTIVE ALLOCATION FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $293,577,731 and
26,438,593 shares of beneficial interest outstanding)                                              $11.10
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.78
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $115,629,346 and 10,448,483 shares
of beneficial interest outstanding)                                                                $11.07
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $125,622,130 and 11,360,595 shares
of beneficial interest outstanding)                                                                $11.06
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $28,345,099 and 2,556,373 shares of
beneficial interest outstanding)                                                                   $11.09
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $481,598 and 43,265 shares of beneficial interest outstanding)                                  $11.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Period Ended January 31, 2006 1
-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividends from affiliated companies                                   $  9,632,329
-----------------------------------------------------------------------------------
Interest                                                                    66,500
                                                                      -------------
Total investment income                                                  9,698,829

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    228,321
Class B                                                                    379,747
Class C                                                                    374,213
Class N                                                                     37,490
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    116,305
Class B                                                                     64,011
Class C                                                                     52,664
Class N                                                                      5,016
Class Y                                                                        183
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     33,310
Class B                                                                     20,373
Class C                                                                     14,559
Class N                                                                      1,045
Class Y                                                                        100
-----------------------------------------------------------------------------------
Asset allocation fees                                                      175,127
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 31,413
-----------------------------------------------------------------------------------
Trustees' compensation                                                       9,002
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  2,218
-----------------------------------------------------------------------------------
Other                                                                       65,678
                                                                      -------------
Total expenses                                                           1,610,775

Less reduction to custodian expenses                                          (161)
Less waivers and reimbursements of expenses                                (38,809)
                                                                      -------------
Net expenses                                                             1,571,805

-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    8,127,024

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                         7,504,012
Affiliated companies                                                    (2,110,334)
                                                                      -------------
Net realized gain                                                        5,393,678
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    23,102,619

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 36,623,321
                                                                      =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | ACTIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                                 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                             $   8,127,024
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     5,393,678
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                23,102,619
                                                                                  ---------------
Net increase in net assets resulting from operations                                 36,623,321

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (4,500,051)
Class B                                                                              (1,549,890)
Class C                                                                              (1,619,117)
Class N                                                                                (414,437)
Class Y                                                                                  (6,386)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (376,546)
Class B                                                                                (149,661)
Class C                                                                                (153,460)
Class N                                                                                 (35,176)
Class Y                                                                                    (507)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             278,869,967
Class B                                                                             109,728,240
Class C                                                                             119,590,827
Class N                                                                              27,088,823
Class Y                                                                                 455,957

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                      563,551,904
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                  ---------------
End of period (including accumulated net investment income of $53,764
for the period ended January 31, 2006)                                            $ 563,655,904
                                                                                  ===============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       CLASS A       CLASS B       CLASS C
PERIOD ENDED JANUARY 31,                                2006 1        2006 1        2006 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.00      $  10.00      $  10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .43           .36           .37
Net realized and unrealized gain                           .89           .91           .89
                                                      ---------------------------------------
Total from investment operations                          1.32          1.27          1.26
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)         (.18)         (.18)
Distributions from net realized gain                      (.02)         (.02)         (.02)
                                                      ---------------------------------------
Total dividends and/or distributions
to shareholders                                           (.22)         (.20)         (.20)
---------------------------------------------------------------------------------------------

Net asset value, end of period                        $  11.10      $  11.07      $  11.06
                                                      =======================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.31%        12.72%        12.66%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $293,578      $115,629      $125,622
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $112,224      $ 46,284      $ 45,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.94%         4.06%         4.18%
Total expenses                                            0.56% 5       1.37% 6       1.33% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.55%         1.34%         1.31%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                     90%           90%           90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.28% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.09% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | ACTIVE ALLOCATION FUND

                                                       CLASS N        CLASS Y
PERIOD ENDED JANUARY 31,                                2006 1         2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.00      $   10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .46            .39
Net realized and unrealized gain                           .85            .97
                                                     ---------------------------
Total from investment operations                          1.31           1.36
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)          (.21)
Distributions from net realized gain                      (.02)          (.02)
                                                     ---------------------------
Total dividends and/or distributions
to shareholders                                           (.22)          (.23)
--------------------------------------------------------------------------------
Net asset value, end of period                       $   11.09      $   11.13
                                                     ===========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.18%         13.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  28,345      $     482
--------------------------------------------------------------------------------
Average net assets (in thousands)                    $   9,156      $     196
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     5.28%          4.44%
Total expenses                                            0.73% 5        0.33% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.72%          0.21%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     90%            90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.45% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.05% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund,
Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R),
Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Strategic Income Fund and Oppenheimer Value Fund (individually, an
"Underlying Fund" and collectively, the "Underlying Funds").

Oppenheimer Funds:
Oppenheimer Core Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund

                           30 | ACTIVE ALLOCATION FUND

Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds or money market securities based on recommendations made by the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying
Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of
Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED       OTHER INVESTMENTS
  NET INVESTMENT         LONG-TERM                LOSS      FOR FEDERAL INCOME
  INCOME                      GAIN      CARRYFORWARD 1            TAX PURPOSES
  ----------------------------------------------------------------------------
  $54,033               $5,975,584                 $--             $21,299,440

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                           32 | ACTIVE ALLOCATION FUND

                                                                   REDUCTION
                                     INCREASE             TO ACCUMULATED NET
  INCREASE                 TO ACCUMULATED NET                  REALIZED GAIN
  TO PAID-IN CAPITAL        INVESTMENT INCOME               ON INVESTMENTS 2
  --------------------------------------------------------------------------
  $489,302                            $16,621                       $505,923

2. $506,265, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                PERIOD ENDED
                                                            JANUARY 31, 2006
  --------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                 $8,805,231

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $ 536,520,255
                                                  ==============
                Gross unrealized appreciation     $  22,353,457
                Gross unrealized depreciation        (1,054,017)
                                                  --------------
                Net unrealized appreciation       $  21,299,440
                                                  ==============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The
Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. At January 31, 2006, the
Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS A
Sold                                    27,068,123      $  285,660,045
Dividends and/or
distributions reinvested                   438,928           4,665,805
Redeemed                                (1,078,458)        (11,455,883)
                                      ---------------------------------
Net increase                            26,428,593      $  278,869,967
                                      =================================

-----------------------------------------------------------------------
CLASS B
Sold                                    10,764,936      $  113,091,487
Dividends and/or
distributions reinvested                   154,655           1,639,339
Redeemed                                  (471,208)         (5,002,586)
                                      ---------------------------------
Net increase                            10,448,383      $  109,728,240
                                      =================================

-----------------------------------------------------------------------
CLASS C
Sold                                    11,696,791      $  123,196,995
Dividends and/or
distributions reinvested                   155,748           1,649,374
Redeemed                                  (492,044)         (5,255,542)
                                      ---------------------------------
Net increase                            11,360,495      $  119,590,827
                                      =================================

                           34 | ACTIVE ALLOCATION FUND

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS N
Sold                                     2,664,849      $   28,261,231
Dividends and/or
distributions reinvested                    42,051             446,165
Redeemed                                  (150,627)         (1,618,573)
                                      ---------------------------------
Net increase                             2,556,273      $   27,088,823
                                      =================================

-----------------------------------------------------------------------
CLASS Y
Sold                                        54,640      $      577,537
Dividends and/or
distributions reinvested                       645               6,870
Redeemed                                   (12,120)           (128,450)
                                      ---------------------------------
Net increase                                43,165      $      455,957
                                      =================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                     PURCHASES                   SALES
        --------------------------------------------------------------
        Investment securities     $725,196,533            $191,277,223

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.60%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $187,555 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $1,607,656,
$932,769 and $317,511, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A          CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT       CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED         DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED         DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
January 31, 2006      $1,474,177             $--          $44,078         $16,412          $4,555

                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $365, $186, $15 and $12 for Class B, Class C,
Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $18,930, $10,748, $7,600, $763 and $190, for
the Class A, Class B, Class C, Class N and Class Y shares, respectively. The
Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser
Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public

                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Continued

accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                           38 | ACTIVE ALLOCATION FUND

                               A-2

                           Appendix A

                       RATINGS DEFINITIONS

     Below are summaries of the rating definitions used by
     the nationally-recognized rating agencies listed
     below. Those ratings represent the opinion of the
     agency as to the credit quality of issues that they
     rate. The summaries below are based upon publicly
     available information provided by the rating
     organizations.

     Moody's Investors Service, Inc. ("Moody's")

     LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER
     RATINGS

     Aaa: Bonds and preferred stock rated "Aaa" are judged
     to be the best quality. They carry the smallest degree
     of investment risk.  Interest payments are protected
     by a large or by an exceptionally stable margin and
     principal is secure.  While the various protective
     elements are likely to change, the changes that can be
     expected are most unlikely to impair the fundamentally
     strong position of such issues.

     Aa: Bonds and preferred stock rated "Aa" are judged to
     be of high quality by all standards. Together with the
     "Aaa" group, they comprise what are generally known as
     high-grade bonds.  They are rated lower than the best
     bonds because margins of protection may not be as
     large as with "Aaa" securities or fluctuation of
     protective elements may be of greater amplitude or
     there may be other elements present which make the
     long-term risk appear somewhat larger than that of
     "Aaa" securities.

     A: Bonds and preferred stock rated "A" possess many
     favorable investment attributes and are to be
     considered as upper-medium grade obligations.  Factors
     giving security to principal and interest are
     considered adequate but elements may be present which
     suggest a susceptibility to impairment some time in
     the future.

     Baa: Bonds and preferred stock rated "Baa" are
     considered medium-grade obligations; that is, they are
     neither highly protected nor poorly secured.  Interest
     payments and principal security appear adequate for
     the present but certain protective elements may be
     lacking or may be characteristically unreliable over
     any great length of time. Such bonds lack outstanding
     investment characteristics and have speculative
     characteristics as well.

     Ba: Bonds and preferred stock rated "Ba" are judged to
     have speculative elements. Their future cannot be
     considered well-assured.  Often the protection of
     interest and principal payments may be very moderate
     and thereby not well safeguarded during both good and
     bad times over the future.  Uncertainty of position
     characterizes bonds in this class.

     B: Bonds and preferred stock rated "B" generally lack
     characteristics of the desirable investment. Assurance
     of interest and principal payments or of maintenance
     of other terms of the contract over any long period of
     time may be small.

     Caa: Bonds and preferred stock rated "Caa" are of poor
     standing. Such issues may be in default or there may
     be present elements of danger with respect to
     principal or interest.
     Ca: Bonds and preferred stock rated "Ca" represent
     obligations which are speculative in a high degree.
     Such issues are often in default or have other marked
     shortcomings.

     C:  Bonds and preferred stock rated "C" are the lowest
     class of rated bonds and can be regarded as having
     extremely poor prospects of ever attaining any real
     investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in
     each generic rating classification from "Aa" through
     "Caa." The modifier "1" indicates that the obligation
     ranks in the higher end of its generic rating
     category; the modifier "2" indicates a mid-range
     ranking; and the modifier "3" indicates a ranking in
     the lower end of that generic rating category.
     Advanced refunded issues that are secured by certain
     assets are identified with a # symbol.

     PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
     These ratings are opinions of the ability of issuers
     to honor senior financial obligations and contracts.
     Such obligations generally have an original maturity
     not exceeding one year, unless explicitly noted.

     Prime-1: Issuer has a superior ability for repayment
     of senior short-term debt obligations.

     Prime-2: Issuer has a strong ability for repayment of
     senior short-term debt obligations. Earnings trends
     and coverage ratios, while sound, may be more subject
     to variation. Capitalization characteristics, while
     appropriate, may be more affected by external
     conditions. Ample alternate liquidity is maintained.

     Prime-3: Issuer has an acceptable ability for
     repayment of senior short-term obligations. The effect
     of industry characteristics and market compositions
     may be more pronounced. Variability in earnings and
     profitability may result in changes in the level of
     debt protection measurements and may require
     relatively high financial leverage. Adequate alternate
     liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime
     rating category.

     Standard & Poor's Ratings Services ("Standard &
     Poor's"), a division of The McGraw-Hill Companies, Inc.

     LONG-TERM ISSUE CREDIT RATINGS
     Issue credit ratings are based in varying degrees, on
     the following considerations:
     o        Likelihood of payment-capacity and
              willingness of the obligor to meet its
              financial commitment on an obligation in
              accordance with the terms of the obligation;
     o        Nature of and provisions of the obligation;
              and
     o        Protection afforded by, and relative position
              of, the obligation in the event of
              bankruptcy, reorganization, or other
              arrangement under the laws of bankruptcy and
              other laws affecting creditors' rights.
          The issue ratings definitions are expressed in
     terms of default risk. As such, they pertain to senior
     obligations of an entity. Junior obligations are
     typically rated lower than senior obligations, to
     reflect the lower priority in bankruptcy, as noted
     above.

     AAA: An obligation  rated "AAA" have the highest rating
     assigned by Standard & Poor's.  The obligor's  capacity
     to meet its financial  commitment on the  obligation is
     extremely strong.

     AA: An  obligation  rated "AA"  differ from the highest
     rated  obligations only in small degree.  The obligor's
     capacity  to  meet  its  financial  commitment  on  the
     obligation is very strong.

     A:  An   obligation   rated  "A"  are   somewhat   more
     susceptible  to  the  adverse  effects  of  changes  in
     circumstances and economic  conditions than obligations
     in  higher-rated  categories.  However,  the  obligor's
     capacity  to  meet  its  financial  commitment  on  the
     obligation is still strong.

     BBB:  An  obligation   rated  "BBB"  exhibit   adequate
     protection   parameters.   However,   adverse  economic
     conditions  or changing  circumstances  are more likely
     to lead to a weakened  capacity  of the obligor to meet
     its financial commitment on the obligation.

     BB, B, CCC, CC, and C
     An obligation rated `BB', `B', `CCC', `CC', and `C'
     are regarded as having significant speculative
     characteristics. `BB' indicates the least degree of
     speculation and `C' the highest. While such
     obligations will likely have some quality and
     protective characteristics, these may be outweighed by
     large uncertainties or major exposures to adverse
     conditions.

     BB: An  obligation  rated "BB" are less  vulnerable  to
     nonpayment  than  other  speculative  issues.  However,
     they face major  ongoing  uncertainties  or exposure to
     adverse  business,  financial,  or economic  conditions
     which could lead to the obligor's  inadequate  capacity
     to meet its financial commitment on the obligation.

     B: An  obligation  rated  "B" are  more  vulnerable  to
     nonpayment  than   obligations   rated  "BB",  but  the
     obligor   currently   has  the  capacity  to  meet  its
     financial   commitment  on  the   obligation.   Adverse
     business,   financial,   or  economic  conditions  will
     likely impair the obligor's  capacity or willingness to
     meet its financial commitment on the obligation.

     CCC:   An   obligation   rated   "CCC"  are   currently
     vulnerable  to  nonpayment,   and  are  dependent  upon
     favorable business,  financial, and economic conditions
     for the  obligor to meet its  financial  commitment  on
     the  obligation.  In the  event  of  adverse  business,
     financial,  or economic conditions,  the obligor is not
     likely  to have  the  capacity  to meet  its  financial
     commitment on the obligation.

     CC:  An  obligation  rated  "CC" are  currently  highly
     vulnerable to nonpayment.

     C:  Subordinated  debt or preferred  stock  obligations
     rated   "C"  are   currently   highly   vulnerable   to
     nonpayment.  The "C"  rating  may be  used  to  cover a
     situation  where a  bankruptcy  petition has been filed
     or  similar   action   taken,   but  payments  on  this
     obligation  are  being  continued.  A "C" also  will be
     assigned  to a  preferred  stock  issue in  arrears  on
     dividends  or  sinking  fund  payments,   but  that  is
     currently paying.

     D: An obligation rated "D" are in payment default.  The
     "D"  rating  category  is  used  when  payments  on  an
     obligation  are not  made on the  date  due even if the
     applicable   grace  period  has  not  expired,   unless
     Standard & Poor's  believes  that such payments will be
     made  during  such grace  period.  The "D" rating  also
     will be used upon the filing of a  bankruptcy  petition
     or the  taking of a similar  action if  payments  on an
     obligation are jeopardized.

     The ratings from "AA" to "CCC" may be modified by the
     addition of a plus (+) or minus (-) sign to show
     relative standing within the major rating categories.

     c: The `c' subscript is used to provide additional
     information to investors that the bank may terminate
     its obligation to purchase tendered bonds if the
     long-term credit rating of the issuer is below an
     investment-grade level and/or the issuer's bonds are
     deemed taxable.

     p: The letter `p' indicates that the rating is
     provisional. A provisional rating assumes the
     successful completion of the project financed by the
     debt being rated and indicates that payment of debt
     service requirements is largely or entirely dependent
     upon the successful, timely completion of the project.
     This rating, however, while addressing credit quality
     subsequent to completion of the project, makes no
     comment on the likelihood of or the risk of default
     upon failure of such completion. The investor should
     exercise his own judgment with respect to such
     likelihood and risk.

     Continuance of the ratings is contingent upon Standard
     & Poor's receipt of an executed copy of the escrow
     agreement or closing documentation confirming
     investments and cash flows.

     r: The `r' highlights derivative, hybrid, and certain
     other obligations that Standard & Poor's believes may
     experience high volatility or high variability in
     expected returns as a result of noncredit risks.
     Examples of such obligations are securities with
     principal or interest return indexed to equities,
     commodities, or currencies; certain swaps and options;
     and interest-only and principal-only mortgage
     securities. The absence of an `r' symbol should not be
     taken as an indication that an obligation will exhibit
     no volatility or variability in total return.

     N.R. Not rated.

     Debt obligations of issuers outside the United States
     and its territories are rated on the same basis as
     domestic corporate and municipal issues. The ratings
     measure the creditworthiness of the obligor but do not
     take into account currency exchange and related
     uncertainties.

     Bond Investment Quality Standards

     Under present commercial bank regulations issued by
     the Comptroller of the Currency, bonds rated in the
     top four categories (`AAA', `AA', `A', `BBB', commonly
     known as investment-grade ratings) generally are
     regarded as eligible for bank investment. Also, the
     laws of various states governing legal investments
     impose certain rating or other standards for
     obligations eligible for investment by savings banks,
     trust companies, insurance companies, and fiduciaries
     in general

     SHORT-TERM ISSUE CREDIT RATINGS
     Short-term ratings are generally assigned to those
     obligations considered short-term in the relevant
     market. In the U.S., for example, that means
     obligations with an original maturity of no more than
     365 days-including commercial paper.

     A-1: A short-term obligation rated "A-1" is rated in
     the highest category by Standard & Poor's. The
     obligor's capacity to meet its financial commitment on
     the obligation is strong. Within this category,
     certain obligations are designated with a plus sign
     (+). This indicates that the obligor's capacity to
     meet its financial commitment on these obligations is
     extremely strong.

     A-2: A short-term obligation rated "A-2" is somewhat
     more susceptible to the adverse effects of changes in
     circumstances and economic conditions than obligations
     in higher rating categories. However, the obligor's
     capacity to meet its financial commitment on the
     obligation is satisfactory.
     A-3: A short-term obligation rated "A-3" exhibits
     adequate protection parameters. However, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity of the obligor
     to meet its financial commitment on the obligation.

     B: A short-term obligation rated "B" is regarded as
     having significant speculative characteristics. The
     obligor currently has the capacity to meet its
     financial commitment on the obligation; however, it
     faces major ongoing uncertainties which could lead to
     the obligor's inadequate capacity to meet its
     financial commitment on the obligation.

     C: A short-term obligation rated "C" is currently
     vulnerable to nonpayment and is dependent upon
     favorable business, financial, and economic conditions
     for the obligor to meet its financial commitment on
     the obligation.

     D: A short-term obligation rated "D" is in payment
     default. The "D" rating category is used when payments
     on an obligation are not made on the date due even if
     the applicable grace period has not expired, unless
     Standard & Poor's believes that such payments will be
     made during such grace period. The "D" rating also
     will be used upon the filing of a bankruptcy petition
     or the taking of a similar action if payments on an
     obligation are jeopardized.

     NOTES:
     A Standard & Poor's note rating reflects the liquidity
     factors and market access risks unique to notes. Notes
     due in three years or less will likely receive a note
     rating. Notes maturing beyond three years will most
     likely receive a long-term debt rating. The following
     criteria will be used in making that assessment:
     o        Amortization schedule-the larger the final
              maturity relative to other maturities, the
              more likely it will
              be treated as a note; and
     o        Source of payment-the more dependent the
              issue is on the market for its refinancing,
              the more likely
              it will be treated as a note.

     SP-1: Strong capacity to pay principal and interest.
     An issue with a very strong capacity to pay debt
     service is given a (+) designation.

     SP-2: Satisfactory capacity to pay principal and
     interest, with some vulnerability to adverse financial
     and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and
     interest.

     Fitch, Inc.
     International credit ratings assess the capacity to
     meet foreign currency or local currency commitments.
     Both "foreign currency" and "local currency" ratings
     are internationally comparable assessments. The local
     currency rating measures the probability of payment
     within the relevant sovereign state's currency and
     jurisdiction and therefore, unlike the foreign
     currency rating, does not take account of the
     possibility of foreign exchange controls limiting
     transfer into foreign currency.

     INTERNATIONAL LONG-TERM CREDIT RATINGS
     The following ratings scale applies to foreign
     currency and local currency ratings.

     Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the
     lowest expectation of credit risk. They are assigned
     only in the case of exceptionally strong capacity for
     timely payment of financial commitments. This capacity
     is highly unlikely to be adversely affected by
     foreseeable events.
     AA: Very High Credit Quality. "AA" ratings denote a
     very low expectation of credit risk. They indicate a
     very strong capacity for timely payment of financial
     commitments. This capacity is not significantly
     vulnerable to foreseeable events.

     A: High Credit Quality. "A" ratings denote a low
     expectation of credit risk. The capacity for timely
     payment of financial commitments is considered strong.
     This capacity may, nevertheless, be more vulnerable to
     changes in circumstances or in economic conditions
     than is the case for higher ratings.

     BBB: Good Credit Quality. "BBB" ratings indicate that
     there is currently a low expectation of credit risk.
     The capacity for timely payment of financial
     commitments is considered adequate, but adverse
     changes in circumstances and in economic conditions
     are more likely to impair this capacity. This is the
     lowest investment-grade category.

     Speculative Grade:

     BB: Speculative. "BB" ratings indicate that there is a
     possibility of credit risk developing, particularly as
     the result of adverse economic change over time.
     However, business or financial alternatives may be
     available to allow financial commitments to be met.
     Securities rated in this category are not investment
     grade.

     B: Highly Speculative. "B" ratings indicate that
     significant credit risk is present, but a limited
     margin of safety remains. Financial commitments are
     currently being met. However, capacity for continued
     payment is contingent upon a sustained, favorable
     business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real
     possibility. Capacity for meeting financial
     commitments is solely reliant upon sustained,
     favorable business or economic developments. A "CC"
     rating indicates that default of some kind appears
     probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default. The ratings of obligations in
     this category are based on their prospects for
     achieving partial or full recovery in a reorganization
     or liquidation of the obligor. While expected recovery
     values are highly speculative and cannot be estimated
     with any precision, the following serve as general
     guidelines. "DDD" obligations have the highest
     potential for recovery, around 90%-100% of outstanding
     amounts and accrued interest. "DD" indicates potential
     recoveries in the range of 50%-90%, and "D" the lowest
     recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some
     or all of their obligations. Entities rated "DDD" have
     the highest prospect for resumption of performance or
     continued operation with or without a formal
     reorganization process. Entities rated "DD" and "D"
     are generally undergoing a formal reorganization or
     liquidation process; those rated "DD" are likely to
     satisfy a higher portion of their outstanding
     obligations, while entities rated "D" have a poor
     prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended to a
     rating symbol to denote relative status within the
     major rating categories.  Plus and minus signs are not
     added to the "AAA" category or to categories below
     "CCC," nor to short-term ratings other than "F1" (see
     below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS
     The following ratings scale applies to foreign
     currency and local currency ratings. A short-term
     rating has a time horizon of less than 12 months for
     most obligations, or up to three years for U.S. public
     finance securities, and thus places greater emphasis
     on the liquidity necessary to meet financial
     commitments in a timely manner.

     F1: Highest credit quality. Strongest capacity for
     timely payment of financial commitments. May have an
     added "+" to denote any exceptionally strong credit
     feature.

     F2: Good credit quality. A satisfactory capacity for
     timely payment of financial commitments, but the
     margin of safety is not as great as in the case of
     higher ratings.

     F3: Fair credit quality. Capacity for timely payment
     of financial commitments is adequate. However,
     near-term adverse changes could result in a reduction
     to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of
     financial commitments, plus vulnerability to near-term
     adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility.
     Capacity for meeting financial commitments is solely
     reliant upon a sustained, favorable business and
     economic environment.

     D: Default. Denotes actual or imminent payment default.

                               B-1                            Household Products
                           Appendix B

                    Industry Classifications

     Aerospace & Defense
     Air Freight & Couriers                                   Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                                 C-11

                                                                  C-1

                                                              Appendix C

                                    OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(7) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(8)  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

              1)  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans(9)
              4)  Group Retirement Plans(10)
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.
However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the
Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."(11) This waiver provision applies to:
         Purchases of Class A shares aggregating $1 million or more.
         Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial
              Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
         Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
                  Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------------------------

Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
|X|      The Manager or its affiliates.
|X|      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|X|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|X|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the
                  Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|X|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients.
                  Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of
                  Fund shares.
|X|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|X|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
                  Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|X|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|X|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|X|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|X|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|X|      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C
                  TRAC-2000 program on November 24, 1995.
|X|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
                  Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

              Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from
                  Retirement Plans.
B.       Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

1.       Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
         Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

         Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

         Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
         Shares purchased in amounts of less than $5.

2.       Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
         Retirement Plans that have $5 million or more in plan assets.
         Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.       Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
         Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
         For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
4)       Hardship withdrawals, as defined in the plan.(12)
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.(13)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.

              12)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the
                  Distributor allowing this waiver.
              13) For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
              14) For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.       Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
o        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
o        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.
                  The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

o        The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).

o        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
                  Lynch or an independent record keeper under a contract with Merrill Lynch.
o        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o        Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement
                  Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
o        Distributions(14) from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.(15)
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.(16)
              9)  On account of the participant's separation from service.(17)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age
                  59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

              15) Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a
                  Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.       Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|X|      Shares sold to the Manager or its affiliates.
|X|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|      Shares issued in plans of reorganization to which the Fund is a party.
|X|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the
Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various
Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|X|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for
                  Value Funds, or
|X|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.
A.       Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's
Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
         Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for
Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of
1974 and regulations adopted under that law.

B.       Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
         Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
         Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut
Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.       Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
                  Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
                  Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut
Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.       Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or
Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
         401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
         Incorporation, or as adopted by the Board of Directors of the Fund.

Special Reduced Sales Charge for Former Shareholders of Advance     America Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
---------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|X|      the Manager and its affiliates,
|X|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's
                  Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|X|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|X|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|X|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|X|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                                                  D-2
                                                              Appendix D

                                                     QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for qualifying hybrid instruments")

     (1) In general

         Nothing in this chapter (other than section 16(e)(2)(B) of this title) governs or is applicable to a hybrid instrument that is predominantly a security.

     (2) Predominance.

         A hybrid instrument shall be considered to be predominantly a security if -

              (A)
                      the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

              (B)
                      the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

              (C)
                      the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

              (D)
                      the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

     (3) Mark-to-market margining requirements.

              For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

Section 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

     (1)   The instrument is:

           (i)  An equity or debt security within the meaning of Section 2(l) of the Securities Act of 1933; or

           (ii)  A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit Insurance Act;
           an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

     (2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

     (3)   Provided that:

           (i)  An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

           (ii)  The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

           (iii)  The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

     (4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                                                  E-1
                                                              Appendix E

                                                     QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Act ("Excluded swap transactions")

         No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or
16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

         (1)
              entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

         (2)
              subject to individual negotiation by the parties; and

         (3)
              not executed or traded on a trading facility.

Section 35.2 Exemption

         A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the
Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

         (a)  the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

         (b)  the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

         (c)  the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

         (d)  the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

Provided, however, That paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; Provided further, That any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
         www.oppenheimerfunds.com

Investment Advisor

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor

         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP(225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm

         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0506

(1) Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with Real Asset Fund's exemptive order.
(2) Currently, the Investment Company Act permits a mutual fund to borrow from banks and/ or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with Real Asset Fund's exemptive order.
(3) Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with U.S. Government Trust's exemptive order.
(4) Currently, the Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with U.S. Government Trust's exemptive order.
(5) Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed). In addition, the Fund may borrow from affiliated funds as described above. A fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
(6) In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional
Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(7) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
(8) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(9) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(10) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(11) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
(12) This provision does not apply to IRAs.
(13) This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(14) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(15) This provision does not apply to IRAs.
(16) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(17) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                         OPPENHEIMER PORTFOLIO SERIES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)  Declaration  of Trust dated  November  30,  2004:  Previously  filed with
Registrant's  Initial  Registration  Statement,   12/20/04,  and  incorporated
herein by reference.

(b)  By-Laws:   Previously  filed  with  Registrant's   Initial   Registration
Statement, 12/20/04, and incorporated herein by reference.

(c)  (i)  Conservative   Investor  Fund   Portfolio   Specimen  Class  A  Share
          Certificate:   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ii) Conservative   Investor  Fund   Portfolio   Specimen  Class  B  Share
          Certificate:   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iii)Conservative   Investor  Fund   Portfolio   Specimen  Class  C  Share
          Certificate:   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iv) Conservative   Investor  Fund   Portfolio   Specimen  Class  N  Share
          Certificate:   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (v)  Conservative   Investor  Fund   Portfolio   Specimen  Class  Y  Share
          Certificate:   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (vi) Moderate Investor Fund Portfolio  Specimen Class A Share Certificate:
          Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (vii)Moderate Investor Fund Portfolio  Specimen Class B Share Certificate:
          Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (viii) Moderate   Investor  Fund   Portfolio   Specimen   Class  C  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ix) Moderate   Investor   Fund   Portfolio   Specimen   Class   N  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (x)  Moderate   Investor   Fund   Portfolio   Specimen   Class   Y  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

     (xi) Aggressive   Investor  Fund   Portfolio   Specimen   Class  A  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xii)Aggressive   Investor  Fund   Portfolio   Specimen   Class  B  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xiii) Aggressive   Investor  Fund  Portfolio   Specimen  Class  C  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xiv)Aggressive   Investor  Fund   Portfolio   Specimen   Class  N  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xv) Aggressive   Investor  Fund   Portfolio   Specimen   Class  Y  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xvi)Active   Allocation   Fund   Portfolio   Specimen   Class   A  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xvii) Active   Allocation   Fund   Portfolio   Specimen  Class  B  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xviii)Active   Allocation   Fund   Portfolio   Specimen  Class  C  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xix)Active   Allocation   Fund   Portfolio   Specimen   Class   N  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xx) Active   Allocation   Fund   Portfolio   Specimen   Class   Y  Share
          Certificate:   Previously  filed  with  Registrant's   Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

(d)  Investment  Advisory  Agreement dated December 8, 2004:  Previously filed with Registrant's Initial Registration  Statement,  12/20/04, and incorporated herein by reference.

(e)  (i)  Conservative   Investor   Fund   Portfolio   General   Distributor's
Agreement dated December 8, 2004:  Previously filed with Registrant's  Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (ii) Moderate  Investor Fund Portfolio  General  Distributor's  Agreement
dated  December  8,  2004:   Previously   filed  with   Registrant's   Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iii)Aggressive Investor Fund Portfolio General  Distributor's  Agreement
dated  December  8,  2004:   Previously   filed  with   Registrant's   Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iv) Active  Allocation Fund Portfolio  General  Distributor's  Agreement
dated  December  8,  2004:   Previously   filed  with   Registrant's   Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (v)  Form of Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (vi) Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (vii)Form of Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (viii) Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (ix) Form  of  Trust  Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)  Not applicable.

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003,  between
Registrant  and  Citibank,  N.A.:  Previously  filed  with  the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  03/31/05:  Previously  filed with the  Registrant's  Pre-Effective  Amendment No. 2, 04/01/05,  and incorporated herein by reference.

(j)   Consent  of  Independent   Registered   Public  Accounting  Firm:  Filed
herewith.

(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,  Inc.  to  Registrant  dated
      04/01/05:   Previously   filed  with  the   Registrant's   Pre-Effective
      Amendment No. 2, 04/01/05, and incorporated herein by reference.

(m)  (i)  Amended and Restated  Service Plan and  Agreement  for  Conservative
Investor Fund Portfolio Class A shares dated 10/26/05: Filed herewith.

     (ii) Amended and Restated  Distribution  and Service  Plan and  Agreement
for  Conservative  Investor  Fund  Portfolio  Class B shares  dated  10/26/05:
Filed herewith.

     (iii)Amended and Restated  Distribution  and Service  Plan and  Agreement
for  Conservative  Investor  Fund  Portfolio  Class C shares  dated  10/26/05:
Filed herewith.

     (iv) Amended and Restated  Distribution  and Service  Plan and  Agreement
for Conservative Investor Fund Portfolio Class N shares dated 10/26/05:  Filed herewith.

     (v)  Amended  and  Restated  Service  Plan  and  Agreement  for  Moderate
Investor Fund Portfolio Class A shares dated 10/26/05:  Filed herewith.

     (vi) Amended and Restated  Distribution  and Service  Plan and  Agreement
for Moderate  Investor Fund  Portfolio  Class B shares dated  10/26/05:  Filed herewith.

     (vii)Amended and Restated  Distribution  and Service  Plan and  Agreement
for Moderate  Investor Fund  Portfolio  Class C shares dated  10/26/05:  Filed herewith.

     (viii) Amended and Restated  Distribution  and Service Plan and Agreement
for Moderate  Investor Fund  Portfolio  Class N shares dated  10/26/05:  Filed herewith.

     (ix) Amended and  Restated  Service  Plan and  Agreement  for  Aggressive
Investor Fund Portfolio Class A shares dated 10/26/05: Filed herewith.

(x)   Amended and Restated  Distribution  and Service Plan and  Agreement  for
Aggressive  Investor  Fund  Portfolio  Class B shares  dated  10/26/05:  Filed herewith.

(xi)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Aggressive  Investor  Fund  Portfolio  Class C shares  dated  10/26/05:  Filed herewith.

     (xii)Amended and Restated  Distribution  and Service  Plan and  Agreement
for Aggressive  Investor Fund Portfolio Class N shares dated  10/26/05:  Filed herewith.

     (xiii) Amended  and  Restated  Service  Plan  and  Agreement  for  Active
Allocation Fund Portfolio Class A shares dated 10/26/05:  Filed herewith.

     (xiv)Amended and Restated  Distribution  and Service  Plan and  Agreement
for Active  Allocation  Fund Portfolio  Class B shares dated  10/26/05:  Filed herewith.

     (xv) Amended and Restated  Distribution  and Service  Plan and  Agreement
for Active  Allocation  Fund Portfolio  Class C shares dated  10/26/05:  Filed herewith.

     (xvi)Amended and Restated  Distribution  and Service  Plan and  Agreement
for Active  Allocation  Fund Portfolio  Class N shares dated  10/26/05:  Filed herewith.

(n)  Oppenheimer  Funds Multiple  Class Plan under Rule 18f-3 updated  through
9/15/04:   Previously  filed  with  Pre-Effective  Amendment  No.  24  to  the
Registration  Statement of  Oppenheimer  Cash Reserves  (Reg.  No.  33-23223),
9/27/04, and incorporated herein by reference.

(o)  Reserved.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
31, 2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), 04/07/06, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 23(a) to the Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

      (i) The directors and executive officers of OpCap Advisors, their positions and their other business affiliations and business experience for the past two years are listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI  Private  Investments,  Inc.  (since June 2003)
                            and  OFI  Institutional   Asset  Management,   Inc.
                            (since  June  2003).  Assistant  Secretary  of  OFI
                            Trust Company (since December 2001).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adam Bass,                  None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Todd Becerra,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset

                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Bertucci,            None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Beth Bleimehl,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          Formerly First Vice  President & Associate  General
Vice President & Associate  Counsel  of  UBS   Financial   Services  Inc.  (May

Counsel                     1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antulio N. Bomfim,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. Bonnell,            Vice  President  of  Centennial   Asset  Management
Vice President              Corporation.   Formerly  a  Portfolio   Manager  at
                            Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at

Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoffrey Caan,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Campbell,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Catherine Carroll,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Debra Casey,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Maria Castro,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Sheng Chu,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cheryl Corrigan,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Belinda J. Cosper,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott Cottier,              None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Demarco,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001 - May 2005).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rebecca K. Dolan,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President of OFI Private  Investments,
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel R. Engstrom,         None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George R. Evans,            None
Senior Vice President &
Director of International
Equities

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Grenn, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristie Feinberg,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of

                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bradley G. Finkle,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.       Formerly      Head      of      Business

                            Management/Proprietary  Distribution  at  Citigroup
                            Asset Management (August 1986-September 2004).
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Frengillo,           Formerly  Continuous   Improvement  Manager  at  RR
Assistant Vice President    Donnelley & Sons (February 1988 - June 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                Formerly  an  Associate  in  the  Asset  Management
Vice President              Legal  Department at Goldman Sachs & Co.  (February

                            2003 - August 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Gerlach,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Subrata Ghose,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       Formerly  First Vice  President  of  Merrill  Lynch
Senior Vice President &     Investment Management (2001 to September 2004).
Deputy General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jacqueline Girvin-Harkins,  None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Senior Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Leyla Greengard,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carol Guttzeit,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July  2004  -  August   2005)  and   Dechert   LLP
Assistant Counsel           (September 2000 -June 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Heathwood,            None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Heidi Heikenfeld,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Annika Helgerson,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003 - May
                            2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Hermann,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dennis Hess,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dana Hunter,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kelly Bridget Ireland,      Vice    President    (since    January   2004)   of
Vice President              OppenheimerFunds Distributor Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rezo Kanovich,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             Formerly  a  Senior  Vice   President  at  Bank  of
Senior Vice President       America    (Wealth   and   Investment    Management
                            Technology Group) (March 2002-August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dimitrios Kourkoulakos,     None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gloria LaFond,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeffrey P. Lagarce,         President   &  Chief   Marketing   Officer  of  OFI
Senior Vice President       Institutional Asset Management,  Inc. as of January
                            2005.  Formerly  Executive Vice  President-Head  of
                            Fidelity  Tax-Exempt  Services Business at Fidelity
                            Investments (August 1996-January 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Latino,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Lawrence,          None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,            Formerly, a research/technology  analyst at Goldman
Vice President              Sachs, Taiwan (May 2002-May 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Levitt,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie A. Libby,             Senior Vice  President  of OFI Private  Investment,
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             Formerly  a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President    (January 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dongyan Ma,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark H. Madden,             Formerly  Senior Vice President & Senior  Portfolio
Vice President              Manager with Pioneer  Investments,  Inc. (July 1990
                            - July 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Susan Mattisinko,           Assistant  Secretary of Centennial Asset Management
Vice President & Associate  Corporation,     HarbourView    Asset    Management
Counsel                     Corporation,    Trinity    Investment    Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private Investments,  Inc., OFI Institutional Asset
                            Management,   Inc.  and   Oppenheimer   Real  Asset
                            Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carolyn Maxson,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph McGovern,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Medev,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rejeev Mohammed,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulachy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment Management Corporation,  Tremont Capital
                            Management,   Inc.,  HarbourView  Asset  Management
                            Corporation  and  OFI  Private  Investments,  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Suzanne Murphy,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Newman,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.  Audit Manager at
                            Deloitte & Touche (January 1997 - June 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John O'Hare,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June  2004-October  2004) prior
                            to  which  he  was  an  Assistant  Vice  President,
                            Director  of  Trust  Services  at  Cambridge  Trust
                            Company (October 2002-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lerae A. Palumbo,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anthony Parish,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Patton,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              Formerly  an  RFP   Manager/Associate  at  JPMorgan
Vice President              Chase & Co. (June 2001-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      Formerly a Senior  Financial  Analyst  with General
Assistant Vice President    Motors,  NY  Treasurer's  Office  (July  2000-Augut
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment Management (June 2000-July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeaneen Pisarra,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jason Pizzorusso,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Poiesz,               Formerly  a Senior  Portfolio  Manager  at  Merrill
Senior Vice President,      Lynch (October 2002-May 2004).
Head of Growth Equity
Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sergei Polevikov,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen Puckett,                 Formerly   Senior  Program   Manager  at  Dendant
Assistant Vice President       Telecommunications (May 2002-September 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Corry E. Read,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Rhodes,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Grace Roberts,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antoinette Rodriguez,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James H. Ruff,              President    &   Director    of    OppenheimerFunds
Executive Vice President    Distributor,  Inc. and Centennial  Asset Management

                            Corporation;   Executive   Vice  President  of  OFI
                            Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald Rutledge,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Anne Ryan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,               Formerly a research  analyst in the large  equities
Vice President              group at Credit  Suisse  Asset  Management  (August
                            2001-June 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Karen Sandler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President of OFI Private  Investments,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nava Sharma,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Satvinder Singh,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amy Sullivan,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Swaney,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Tartaglia,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004 - April 2006).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Leonid Tsvayg,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rene Vecka,                 None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Elaine Villas-Obusan,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            (Asia)  Limited;  Senior Vice  President  (Managing
                            Director  of  the  International  Division)  of OFI
                            Institutional Asset Management, Inc...

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI   Private   Investments,   Inc.;   Director   &

                            President  of   OppenheimerFunds   Legacy  Program;
                            Senior   Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
                            Corporation;  OppenheimerFunds  International Ltd.,

Senior Vice President &     Oppenheimer    Real   Asset    Management,    Inc.,
Treasurer                   Shareholder Services,  Inc.,  Shareholder Financial

                            Services, Inc., OFI Private Investments,  Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oliver Wolff,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director  of  Tremont  Capital  Management,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments,  Inc. and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited);   Vice   President  of   OppenheimerFunds
                            Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anna Zatulovskaya,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal

     Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal

     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. Nelson Street

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A. Borrelli               Vice President            None
105 Black Calla Ct.

San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road

Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley Finkle(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J") Fortuna(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
8634 Forest Run Lane

Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)            Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Park(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicole Robbins(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Sheluck(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryant Smith(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfred St. John(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meredith Wolff(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of May, 2006.

                        Oppenheimer Portfolio Series

                     By:      /s/ John V. Murphy*

                        John V. Murphy, President,

                                          Principal Executive Officer and

Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Clayton K. Yeutter*                                     Chairman of the
Clayton K.Yeutter             Board of Trustee              May 31, 2006

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee May 31, 2006

/s/ Brian W. Wixted*          Treasurer, Principal          May 31, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       May 31, 2006
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       May 31, 2006
Robert G. Galli

/s/ Phillip A. Griffiths*                                   Trustee     May
31, 2006
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       May 31, 2006
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       May 31, 2006
Joel W. Motley

/s/ Kenneth A. Randall*                                     Trustee     May
31, 2006
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       May 31, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                                       Trustee     May
31, 2006
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       May 31, 2006

Peter I. Wold

/s/ Brian F. Wruble*          Trustee                       May 31, 2006
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

34

                         Oppenheimer Portfolio Series

                        Post-Effective Amendment No. 1

                    Registration Statement No. 333-121449

                                EXHIBIT INDEX

Exhibit No.             Description

23(j)                   Consent of Independent Public Accounting Firm
23(m) (i)               Amended and Restated Service Plan and Agreement for
                        Class A shares of Conservative Investor Fund
23(m) (ii)              Amended and  Restated  Distribution  and Service  Plan
                        and  Agreement  for  Class B  shares  of  Conservative
                        Investor Fund
23(m) (iii)             Amended and Restated Distribution and Service Plan
                        and Agreement for Class C shares of Conservative
                        Investor Fund
23(m) (iv)              Amended and Restated Distribution and Service Plan
                        and Agreement for Class N shares of Conservative
                        Investor Fund

23(m) (v)               Amended and Restated  Service Plan and  Agreement  for
                        Class A shares of Moderate Investor Fund
23(m) (vi)              Amended and Restated Distribution and Service Plan
                        and Agreement for Class B shares of Moderate Investor
                        Fund
23(m) (vii)             Amended and Restated Distribution and Service Plan
                        and Agreement for Class C shares of Moderate Investor
                        Fund
23(m) (viii)            Amended and Restated Distribution and Service Plan
                        and Agreement for Class N shares of Moderate Investor
                        Fund

23(m) (iv)              Amended and Restated Service Plan and Agreement for
                        Class A shares of Aggressive Investor Fund
23(m) (x)               Amended and Restated Distribution and Service Plan
                        and Agreement for Class B shares of Aggressive
                        Investor Fund
23(m) (xi)              Amended and Restated Distribution and Service Plan
                        and Agreement for Class C shares of Aggressive
                        Investor Fund
23(m) (xii)             Amended and Restated Distribution and Service Plan
                        and Agreement for Class N shares of Aggressive
                        Investor Fund

23(m) (xiii)            Amended and Restated Service Plan and Agreement for
                        Class A shares of Active Allocation Fund
23(m) (xiv)             Amended and Restated Distribution and Service Plan
                        and Agreement for Class B shares of Active Allocation
                        Fund
23(m) (xv)              Amended and Restated Distribution and Service Plan
                        and Agreement for Class C shares of Active Allocation
                        Fund
23(m) (xvi)             Amended and Restated Distribution and Service Plan
                        and Agreement for Class N shares of Active Allocation
                        Fund